UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
The Charles Schwab Family of Funds
211 Main St, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Item 1: Report(s) to Shareholders.

Annual report dated December 31, 2009 enclosed.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

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Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

Annual Report
December 31, 2009

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, investment conditions for money market funds industry-wide improved markedly from 2008, but continued to be challenging as interest rates declined to and then remained at historically low levels. Compared to a year earlier, concern surrounding the ability of money funds to meet safety and liquidity requirements in the wake of the credit crisis receded as the introduction of government programs, the proposal of new money fund regulations by the U.S. Securities and Exchange Commission (SEC), and a general recovery in the markets helped to bolster investor confidence.

Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the reporting period. The funds also maintained a positive net yield. However, the low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities, translated into low yields on securities in which Schwab’s money funds invest.

Recognizing the important role that money market funds play in investors’ portfolios, Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser Charles Schwab Investment Management, Inc. (CSIM) voluntarily waived certain fees or expenses to maintain a positive net yield for certain Schwab money funds. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

As you may have noticed in your recent money fund shareholder reports, we have added several new charts and tables related to portfolio composition in an effort to provide greater transparency to investors. Additional information specific to Schwab’s money funds, such as a list of frequently asked questions and recent holdings for select money funds, can be found at www.schwab.com/moneyfunds and on www.schwabinstitutional.com.

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000.

Sincerely,

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

4 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

State Investment Environment

California’s economy has weakened significantly over the past year, as the State and national recession deepened. The State lost 617,600 nonfarm payroll jobs from November 2008 to November 2009, or 4.2%. This compares to 179,400 lost jobs for all of calendar year 2008, or 1.2%. The construction sector accounted for over 118,000 of the lost jobs in the twelve months ending November 2009, down over 16%. In addition, the manufacturing sector lost 114,000 jobs in the past year, while the professional and business services and retail trade sectors each lost over 90,000. The educational and health services category is the only sector that registered job growth, up 18,900 jobs, or 1.1%. California’s seasonally adjusted unemployment rate was 12.3% in November 2009, down from a record 12.5% in October, but up from an already elevated 8.3% in November 2008. For the full calendar year 2009, California’s Department of Finance projected a 5.6% decline in nonfarm jobs and a 2.8% decline in personal income. The Department of Finance is projecting a further 0.7% decline in payroll jobs for 2010, and 2.4% growth in personal income.

On July 28, 2009, Governor Arnold Schwarzenegger signed an amended State budget for fiscal year 2010 (7/1/09-
6/30/10) that addressed an additional general fund shortfall of over $26 billion. Prior to this revision, the State Controller began issuing registered warrants (also called IOUs) in lieu of payment for some obligations to conserve cash for higher priority spending such as K-12 education and general obligation debt service. Together, the original and amended budgets incorporated over $29.3 billion of expenditure cuts, $12.5 billion in temporary new taxes, $8 billion in federal fiscal relief, and $3.7 billion of revenues from local governments. The new plan was also designed to improve the State’s cash position and the Controller began redeeming the registered warrants in September 2009. However, the Governor now projects a current year shortfall of about $6.6 billion, stemming from underperforming revenues, federal and state court decisions that reduced or eliminated earlier budget solutions, and solutions that failed to achieve their projected savings.

Governor Schwarzenegger declared a fiscal emergency on January 8, 2010, calling the State Legislature into special session to act on the projected deficit. The Governor also introduced his spending plan for fiscal 2011 (beginning
7/1/10). The budget projects a cumulative general fund deficit of $19.9 billion through June 30, 2011, including the $6.6 billion remaining shortfall from the current year. The proposed budget closes the gap with $8.5 billion of expenditure reductions, $6.9 billion in additional federal funds, and $4.5 billion of alternative funding solutions. The plan would cut K-12 education by $2.4 billion, health and social services by $2.9 billion, and corrections by $1.2 billion. If the Governor is unable to secure the additional federal reimbursement, largely for MediCal (California’s version of Medicaid), special education, and incarcerating undocumented felons, the plan includes a series of trigger program reductions and revenue solutions, including the complete elimination of California’s welfare-to-work program. Proposals to divert special funds for children’s services and mental health services are subject to a statewide vote, and the Governor proposes to include these initiatives in the June 2010 election. If enacted as proposed, California would end fiscal 2011 with a $1.0 billion general fund reserve, or 1.2% of budgeted appropriations.

California’s ratings have fallen in conjunction with the State’s weakened cash position and persistent budget deficits, and are the lowest of the U.S. states. At the end of the report period, the State’s ratings were Baa1 from Moody’s, A from Standard & Poor’s, and BBB from Fitch. However, S&P downgraded the State’s rating to A- in January 2010.

Although California has experienced fiscal crises before, the state has historically paid its general obligation debt on time. State general obligations have a continuing appropriation and a constitutional priority over most state spending.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 5

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 27 and 52 days (from 12/31/08-12/31/09).

Each year beginning in June and lasting into the fourth quarter, municipalities across the country typically issue fixed rate notes with maturities as long as 13 months as a means of addressing short-term fiscal needs. Municipal money market funds historically have used these notes as a primary tool to manage their WAM, provided that each issue meets established credit quality and liquidity standards. Each year during this period, the investment adviser to the fund routinely allocates a varying percentage of fund assets to these notes based on the current interest rate environment and anticipated future interest rates. Consistent with the annual issuance of fixed rate notes by state and local government issuers described above, the WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June.

For 2009, the fund’s WAM was kept long relative to its peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during 2009 due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Interest rates on fixed rate notes also declined, resulting in much lower reinvestment yields for positions that matured during the period.

Also notable during the latter half of 2009 was the increased participation of non-traditional buyers in the short-term municipal market. These buyers typically were taxable market participants, such as private money managers and corporate treasury departments, who tend to increase their holdings of municipal securities when tax-exempt yields exceed 75% of taxable money market yields. This tended to depress municipal rates during the period.

As of December 31, 2009, the fund did not hold any unenhanced State of California general obligation or appropriation securities. The funds held high quality securities of other municipal issuers within the state, such as cities, universities, school districts, and utilities, each of which have independent revenue sources. In addition, we favored securities whose credit was enhanced by highly rated banks and insurance companies. As of the report date, approximately 54% of the fund’s portfolio carried these credit enhancements, including many of the fund’s direct state holdings.

As of 12/31/09:
 Portfolio Composition by Maturity

% of Investments

1-15 Days	70.9%
16-30 Days	0.3%
31-60 Days	6.2%
61-90 Days	4.2%
91-120 Days	4.5%
More than 120 Days	13.9%

 Statistics

Weighted Average Maturity[2]	44 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	54%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	29.9%
Variable Rate Demand Notes	37.1%
Commercial Paper	15.3%
Fixed Rate Notes	17.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	Portfolio Composition is calculated using the Par Value of Investments.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6 Schwab California Municipal Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab California
	Municipal Money Fund
		Value Advantage
	Sweep Shares	Shares®

Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[4]	-0.06%	-0.08%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable-Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit each share class’s total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[4]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.23% and 0.08% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and California state personal income tax rate of 45.55%. Investment income may be subject to the Alternative Minimum Tax.

Schwab California Municipal Money Fundtm 7

Schwab California AMT Tax-Free Money Fund

The Schwab California AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 45 and 58 days (from 12/31/08-6/30/09).

Each year beginning in June and lasting into the fourth quarter, municipalities across the country typically issue fixed rate notes with maturities as long as 13 months as a means of addressing short-term fiscal needs. Municipal money market funds historically have used these notes as a primary tool to manage their WAM, provided that each issue meets established credit quality and liquidity standards. Each year during this period, the investment adviser to the fund routinely allocates a varying percentage of fund assets to these notes based on the current interest rate environment and anticipated future interest rates. Consistent with the annual issuance of fixed rate notes by state and local government issuers described above, the WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June.

For 2009, the fund’s WAM was kept long relative to its peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009 due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Interest rates on fixed rate notes also declined, resulting in much lower reinvestment yields for positions that matured during the period.

Also notable during the latter half of 2009 was the increased participation of non-traditional buyers in the short-term municipal market. These buyers typically were taxable market participants, such as private money managers and corporate treasury departments, who tend to increase their holdings of municipal securities when tax-exempt yields exceed 75% of taxable money market yields. This tended to depress municipal rates during the period.

As of December 31, 2009, the fund did not hold any unenhanced State of California general obligation or appropriation securities. The funds held high quality securities of other municipal issuers within the state, such as cities, universities, school districts, and utilities, each of which have independent revenue sources. In addition, we favored securities whose credit was enhanced by highly rated banks and insurance companies. As of the report date, approximately 43% of the fund’s portfolio carried these credit enhancements, including many of the fund’s direct state holdings.

As of 12/31/09:
 Portfolio Composition by Maturity

% of Investments

1-15 Days	64.4%
16-30 Days	0.0%
31-60 Days	7.5%
61-90 Days	8.6%
91-120 Days	5.4%
More than 120 Days	14.1%

 Statistics

Weighted Average Maturity[2]	46 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	43%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	33.7%
Variable Rate Demand Notes	21.8%
Commercial Paper	21.2%
Fixed Rate Notes	23.3%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	Portfolio Composition is calculated using the Par Value of Investments.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab California AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab California
AMT Tax-Free Money Fund
Value Advantage
Shares®

Ticker Symbol	SNKXX
Minimum Initial Investment[1]	$25,000[2]

Seven-Day Yield[3]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[4]	-0.16%

Seven-Day Effective Yield[3]	0.01%

Seven-Day Taxable-Equivalent Effective Yield[3,5]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[4]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.07% to the seven-day yield.
[5]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and California state personal income tax rate of 45.55%. Investment income may be subject to the Alternative Minimum Tax.

Schwab California AMT Tax-Free Money Fundtm 9

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.45%	$1,000	$1,000.10	2.27
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	2.29
Value Advantage Shares®
Actual Return	0.44%	$1,000	$1,000.20	2.22
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	2.24

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.44%	$1,000	$1,000.20	2.22
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	2.24

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

10 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.10		1.67	3.02	2.79	1.76

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.54	[2]	0.60	0.63	0.64	0.65
Gross operating expenses	0.72		0.70	0.69	0.82	0.82
Net investment income (loss)	0.10		1.65	2.98	2.77	1.74
Net assets, end of period ($ x 1,000,000)	5,517		6,019	5,745	4,539	4,134

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Value Advantage Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.18		1.83	3.21	2.99	1.96

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.47	[2]	0.45	0.45	0.45	0.45
Gross operating expenses	0.59		0.56	0.56	0.58	0.59
Net investment income (loss)	0.20		1.83	3.16	2.95	1.96
Net assets, end of period ($ x 1,000,000)	2,213		3,923	5,267	4,201	3,240

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.4%		Municipal Securities	7,760,443	7,760,443
0.2%		Other Investment	17,700	17,700

100.6%		Total Investments	7,778,143	7,778,143
(0	.6)%	Other Assets and Liabilities, Net		(48,727)

100.0%		Net Assets		7,729,416

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.4% of net assets

California 100.2%
Alameda Cnty IDA
RB (Aitchison Family)
Series 1993A
0.32%, 01/06/10 (a)(b)	2,360	2,360
RB (JMS Family)
Series 1995A
0.32%, 01/06/10 (a)(b)	1,000	1,000
Alameda Corridor Transportation Auth
Sr Lien RB
Series 1999A
0.25%, 01/07/10 (a)(b)(c)(d)	7,590	7,590
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
0.29%, 01/07/10 (a)(b)	3,195	3,195
M/F Housing RB (Port Trinidad Apts)
Series 1997C
0.32%, 01/07/10 (a)(b)	1,840	1,840
M/F Housing Refunding RB (Sage Park)
Series 1998A
0.27%, 01/07/10 (a)(b)	5,500	5,500
Anaheim Public Financing Auth
RB (Anaheim Electric System Distribution Facilities)
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	15,000	15,000
RB (Anaheim Electric System Distribution Facilities)
Series 2009A
0.23%, 01/07/10 (a)(c)(d)	7,500	7,500
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds
Series 2007A
0.25%, 01/07/10 (a)(b)(c)(d)	5,300	5,300
Assoc of Bay Area Governments
M/F Housing RB (Artech Building)
Series 1999A
0.26%, 01/07/10 (a)(b)	3,200	3,200
M/F Housing RB (Bachenheimer Building)
Series 2002A
0.26%, 01/07/10 (a)(b)	7,620	7,620
M/F Housing RB (Crossing Apts)
Series 2002A
0.24%, 01/07/10 (a)(b)(f)	18,500	18,500
M/F Housing RB (Darling Florist Building)
Series 2002A
0.26%, 01/07/10 (a)(b)	4,710	4,710
M/F Housing RB (GAIA Building)
Series 2000A
0.26%, 01/07/10 (a)(b)	2,100	2,100
M/F Housing RB (Mountain View Apts)
Series 1997A
0.52%, 01/07/10 (a)(b)	5,515	5,515
M/F Housing Refunding RB (The Berkeleyan)
Series 2003A
0.26%, 01/07/10 (a)(b)	3,790	3,790
RB (899 Charleston)
Series 2007
0.26%, 01/04/10 (a)(b)	12,600	12,600
RB (Acacia Creek at Union City)
Series 2008A
0.26%, 01/04/10 (a)(c)	14,800	14,800
RB (Brandeis Hillel Day School)
Series 2001
0.37%, 01/07/10 (a)(b)	8,545	8,545
RB (Pacific Primary)
Series 2008
0.30%, 01/07/10 (a)(b)	4,550	4,550
RB (Public Policy Institute)
Series 2001A
0.21%, 01/07/10 (a)(b)	9,895	9,895
RB (San Francisco Univ High School)
Series A
0.37%, 01/07/10 (a)(b)	5,820	5,820
Refunding RB (Casa De Las Campanas)
Series 2007A
0.20%, 01/04/10 (a)(b)	10,555	10,555
Refunding RB (Eskaton Properties)
Series 2008A
0.25%, 01/07/10 (a)(b)	11,075	11,075
Refunding RB (Eskaton Properties)
Series 2008B
0.25%, 01/07/10 (a)(b)	15,600	15,600
Refunding RB (Valley Christian Schools)
Series 2003
0.25%, 01/07/10 (a)(b)	30,080	30,080
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.24%, 01/07/10 (a)(c)(d)	22,250	22,250

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Francisco Bay Area Toll Bridge RB
Series 2006F
0.23%, 01/07/10 (a)(c)(d)	20,000	20,000
0.75%, 04/01/10	135	136
San Francisco Bay Area Toll Bridge RB
Series 2007A1
0.17%, 01/07/10 (a)(c)	1,300	1,300
San Francisco Bay Area Toll Bridge RB
Series 2007F
0.25%, 01/07/10 (a)(c)(d)	7,245	7,245
San Francisco Bay Area Toll Bridge RB
Series 2007F & 2008F1
0.24%, 01/07/10 (a)(c)(d)(e)	4,405	4,405
San Francisco Bay Area Toll Bridge RB
Series 2008B1
0.19%, 01/07/10 (a)(c)	15,000	15,000
San Francisco Bay Area Toll Bridge RB
Series 2008D1
0.20%, 01/07/10 (a)(c)	4,300	4,300
San Francisco Bay Area Toll Bridge RB
Series 2008F1
0.45%, 05/06/10 (c)(d)	9,880	9,880
San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.24%, 01/07/10 (a)(c)(d)	22,470	22,470
Calaveras Cnty
TRAN 2009-2010
1.11%, 07/14/10	5,000	5,023
California
Economic Recovery Bonds
Series 2004C1
0.28%, 01/04/10 (a)(b)	1,650	1,650
Economic Recovery Bonds
Series 2004C15
0.29%, 01/06/10 (a)(b)(c)	39,475	39,475
Economic Recovery Bonds
Series 2004C3
0.26%, 01/04/10 (a)(b)	20,000	20,000
GO Bonds
0.22%, 01/07/10 (a)(b)(c)(d)	23,825	23,825
GO Bonds
Series 2003B2
0.21%, 01/06/10 (a)(b)	11,100	11,100
GO Bonds
Series 2003C2
0.22%, 01/07/10 (a)(b)	19,000	19,000
GO Bonds
Series 2003C3
0.21%, 01/07/10 (a)(b)	13,500	13,500
GO Bonds
Series 2003C4
0.20%, 01/07/10 (a)(b)	10,700	10,700
GO Bonds
Series 2004B6
0.21%, 01/07/10 (a)(b)	19,250	19,250
GO Bonds
Series 2005B7
0.27%, 01/04/10 (a)(b)	5,700	5,700
GO Refunding Bonds
0.25%, 01/07/10 (a)(b)(c)(d)	15,000	15,000
0.30%, 01/07/10 (a)(b)(c)(d)	6,230	6,230
0.70%, 01/28/10 (b)(c)(d)	13,205	13,205
GO Refunding Bonds
Series 2007
0.25%, 01/07/10 (a)(b)(c)(d)	6,118	6,118
Various Purpose GO Bonds
0.25%, 01/07/10 (a)(b)(c)(d)	10,230	10,230
0.25%, 01/07/10 (a)(b)(c)(d)	37,155	37,155
0.30%, 01/07/10 (a)(b)(c)(d)	15,925	15,925
California Dept of Water Resources
Power Supply RB
Series 2002B2
0.26%, 01/04/10 (a)(b)	21,080	21,080
Power Supply RB
Series 2002C10
0.23%, 01/07/10 (a)(b)	45,410	45,410
Power Supply RB
Series 2002C7
0.21%, 01/07/10 (a)(b)(c)	7,625	7,625
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
0.30%, 01/07/10 (a)(b)	8,100	8,100
IDRB (Calco)
Series 1997
0.34%, 01/06/10 (a)(b)	1,280	1,280
California Educational Facilities Auth
RB (California Institute of Techonology)
Series 2009
0.24%, 01/07/10 (a)(c)(d)	10,065	10,065
RB (Univ of La Verne)
Series 2008
0.40%, 01/07/10 (a)(b)	16,250	16,250
RB (Univ of San Diego)
Series 1999 & Refunding RB (Loyola Marymount Univ)
Series 2001A
0.25%, 01/07/10 (a)(b)(c)(d)	7,452	7,452
RB (Univ of Southern California)
Series 2007A
0.23%, 01/07/10 (a)(c)(d)	9,750	9,750
RB (Univ of Southern California)
Series 2009A
0.26%, 01/04/10 (a)(c)(d)	870	870
RB (Univ of Southern California)
Series 2009B
0.24%, 01/07/10 (a)(c)(d)	11,000	11,000
California Enterprise Development Finance Auth
RB (Sconza Candy)
Series 2008A
0.35%, 01/07/10 (a)(b)	10,000	10,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West)
Series 2005H
0.20%, 01/06/10 (a)(b)	9,600	9,600
Health Facility RB (Catholic Healthcare West)
Series 2009H
0.20%, 01/06/10 (a)(b)	7,700	7,700
RB (Kaiser Permanente)
Series 2006E
0.42%, 02/24/10	25,000	25,000
0.45%, 03/11/10	4,600	4,600
0.33%, 04/07/10	2,500	2,500

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Providence Health Services)
Series 2008C
0.25%, 01/07/10 (a)(c)(d)	3,015	3,015
RB (Providence Health Services)
Series 2009B
0.25%, 01/07/10 (a)(c)(d)	35,025	35,025
RB (St. Joseph Health System)
Series 2009A
0.24%, 01/07/10 (a)(c)(d)	11,565	11,565
California HFA
Home Mortgage RB
Series 2002B
0.47%, 01/04/10 (a)(b)(c)	13,450	13,450
Home Mortgage RB
Series 2003F
0.40%, 01/06/10 (a)(b)(c)	29,670	29,670
0.40%, 01/06/10 (a)(b)(c)	33,145	33,145
Home Mortgage RB
Series 2003K
1.00%, 01/06/10 (a)(c)	16,625	16,625
Home Mortgage RB
Series 2005F
0.77%, 01/06/10 (a)(c)	18,230	18,230
Home Mortgage RB
Series 2005H
0.35%, 01/04/10 (a)(c)	10,230	10,230
0.35%, 01/04/10 (a)(c)	58,075	58,075
Home Mortgage RB
Series 2008C
0.40%, 01/04/10 (a)(c)	44,000	44,000
Home Mortgage RB
Series 2008D
0.35%, 01/04/10 (a)(c)	31,760	31,760
Home Mortgage RB
Series 2008F
0.40%, 01/04/10 (a)(c)	22,600	22,600
Home Mortgage RB
Series 2008M
0.75%, 01/07/10 (a)(c)(d)	6,245	6,245
California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing)
Series 2005
0.39%, 01/07/10 (a)(b)	5,650	5,650
IDRB (American-De Rosa Lamp Arts)
Series 1999
0.42%, 01/06/10 (a)(b)	4,950	4,950
IDRB (Fairmont Sign)
Series 2000A
0.45%, 01/07/10 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate)
Series 1999
0.30%, 01/07/10 (a)(b)	1,850	1,850
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
0.50%, 01/07/10 (a)(b)(c)(d)	31,095	31,095
RB (Orange Cnty Performing Arts Center)
Series 2008A
0.24%, 01/04/10 (a)(b)	6,125	6,125
Refunding RB (J. Paul Getty Trust)
Series 2007A2
0.50%, 04/01/10	9,000	9,000
California Municipal Finance Auth
RB (Republic Services)
Series 2008A
0.30%, 01/07/10 (a)(b)	31,000	31,000
RB (Serra Catholic School)
Series 2009
0.37%, 01/07/10 (a)(b)	10,500	10,500
RB (Turning Point School)
Series 2009
0.21%, 01/07/10 (a)(b)	4,575	4,575
Solid Waste Disposal RB (Waste Management)
Series 2008A
0.20%, 01/07/10 (a)(b)	8,900	8,900
California Pollution Control Financing Auth
RB (Garaventa Enterprises)
Series 2008A
0.35%, 01/06/10 (a)(b)	16,005	16,005
Resource Recovery RB (Wadham Energy)
Series 1987B
0.25%, 01/06/10 (a)(b)	1,000	1,000
Solid Waste Disposal RB (Ag Resources III)
Series 2004
0.40%, 01/06/10 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Agrifab)
Series 2003
0.35%, 01/06/10 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
Series 2000A
0.38%, 01/06/10 (a)(b)	3,330	3,330
Solid Waste Disposal RB (Athens Disposal)
Series 1995A
0.35%, 01/06/10 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal)
Series 1999A
0.35%, 01/06/10 (a)(b)	3,685	3,685
Solid Waste Disposal RB (Athens Services)
Series 2001A
0.35%, 01/06/10 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services)
Series 2006A
0.35%, 01/06/10 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries)
Series 1999A
0.35%, 01/06/10 (a)(b)	5,060	5,060
Solid Waste Disposal RB (AVI-PGS)
Series 2008A
0.35%, 01/06/10 (a)(b)	5,195	5,195
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.40%, 01/06/10 (a)(b)	13,960	13,960
Solid Waste Disposal RB (BLT Enterprises of Sacramento)
Series 1999A
0.35%, 01/06/10 (a)(b)	6,425	6,425
Solid Waste Disposal RB (Burrtec Waste & Recycling Services)
Series 2006A
0.33%, 01/06/10 (a)(b)	16,395	16,395
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2004
0.33%, 01/06/10 (a)(b)	6,720	6,720
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2006A
0.33%, 01/06/10 (a)(b)	16,645	16,645

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Burrtec Waste Group)
Series 2008A
0.33%, 01/06/10 (a)(b)	8,440	8,440
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 1997B
0.33%, 01/06/10 (a)(b)	2,850	2,850
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2000A
0.33%, 01/06/10 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2002A
0.33%, 01/06/10 (a)(b)	7,080	7,080
Solid Waste Disposal RB (California Waste Solutions)
Series 2002A
0.35%, 01/06/10 (a)(b)	7,045	7,045
Solid Waste Disposal RB (California Waste Solutions)
Series 2004A
0.35%, 01/06/10 (a)(b)	3,425	3,425
Solid Waste Disposal RB (California Waste Solutions)
Series 2007A
0.35%, 01/06/10 (a)(b)	21,435	21,435
Solid Waste Disposal RB (Cedar Ave Recycling & Transfer Station)
Series 2003A
0.35%, 01/06/10 (a)(b)	2,070	2,070
Solid Waste Disposal RB (Contra Costa Waste Service)
Series 1995A
0.35%, 01/06/10 (a)(b)	825	825
Solid Waste Disposal RB (CR&R)
Series 1995A
0.38%, 01/06/10 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R)
Series 2000A
0.38%, 01/06/10 (a)(b)	2,610	2,610
Solid Waste Disposal RB (CR&R)
Series 2002A
0.38%, 01/06/10 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R)
Series 2006A
0.38%, 01/06/10 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R)
Series 2007A
0.38%, 01/06/10 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties)
Series 2006B
0.38%, 01/06/10 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal)
Series 1996A
0.33%, 01/06/10 (a)(b)(f)	7,500	7,500
Solid Waste Disposal RB (EDCO Disposal)
Series 2004A
0.33%, 01/06/10 (a)(b)(f)	16,625	16,625
Solid Waste Disposal RB (EDCO Disposal)
Series 2007A
0.33%, 01/06/10 (a)(b)	15,665	15,665
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment)
Series 1998A
0.33%, 01/06/10 (a)(b)	6,985	6,985
Solid Waste Disposal RB (Garaventa Enterprises)
Series 2006A
0.35%, 01/06/10 (a)(b)	8,370	8,370
Solid Waste Disposal RB (GreenTeam of San Jose)
Series 1997A
0.32%, 01/06/10 (a)(b)	480	480
Solid Waste Disposal RB (GreenTeam of San Jose)
Series 2001A
0.32%, 01/06/10 (a)(b)	3,995	3,995
Solid Waste Disposal RB (GreenWaste of Tehama)
Series 1999A
0.32%, 01/06/10 (a)(b)	515	515
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.45%, 01/06/10 (a)(b)	2,475	2,475
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.45%, 01/06/10 (a)(b)	11,140	11,140
Solid Waste Disposal RB (Madera Disposal Systems)
Series 1998A
0.32%, 01/06/10 (a)(b)	1,800	1,800
Solid Waste Disposal RB (MarBorg Industries)
Series 2004A
0.35%, 01/06/10 (a)(b)	4,655	4,655
Solid Waste Disposal RB (Marin Sanitary Service)
Series 2006A
0.45%, 01/06/10 (a)(b)	3,315	3,315
Solid Waste Disposal RB (Mid-Valley Disposal)
Series 2006A
0.40%, 01/06/10 (a)(b)	3,160	3,160
Solid Waste Disposal RB (Mill Valley Refuse Service)
Series 2003A
0.35%, 01/06/10 (a)(b)	1,670	1,670
Solid Waste Disposal RB (Mottra Corp)
Series 2002A
0.40%, 01/06/10 (a)(b)	1,170	1,170
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.40%, 01/06/10 (a)(b)	3,715	3,715
Solid Waste Disposal RB (Northern Recycling & Waste Services)
Series 2007A
0.40%, 01/06/10 (a)(b)	2,990	2,990
Solid Waste Disposal RB (Orange Ave Disposal)
Series 2002A
0.35%, 01/06/10 (a)(b)	5,220	5,220
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill)
Series 2003A
0.35%, 01/06/10 (a)(b)	3,700	3,700
Solid Waste Disposal RB (Rainbow Disposal)
Series 2006A
0.40%, 01/06/10 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2001A
0.35%, 01/06/10 (a)(b)	2,910	2,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.45%, 01/06/10 (a)(b)	18,010	18,010
Solid Waste Disposal RB (Republic Services)
Series 2003
0.30%, 01/07/10 (a)(b)	24,205	24,205
Solid Waste Disposal RB (Republic Services)
Series 2006
0.30%, 01/07/10 (a)(b)	20,655	20,655

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Sanco Services)
Series 2002A
0.33%, 01/06/10 (a)(b)	4,925	4,925
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.45%, 01/06/10 (a)(b)	1,180	1,180
Solid Waste Disposal RB (Solag Disposal)
Series 1997A
0.38%, 01/06/10 (a)(b)	2,135	2,135
Solid Waste Disposal RB (South Tahoe Refuse)
Series 2008A
0.40%, 01/06/10 (a)(b)	5,540	5,540
Solid Waste Disposal RB (Specialty Solid Waste & Recycling)
Series 2001A
0.45%, 01/06/10 (a)(b)	100	100
Solid Waste Disposal RB (Talco Plastics)
Series 1997A
0.32%, 01/06/10 (a)(b)	2,675	2,675
Solid Waste Disposal RB (Upper Valley Disposal Service)
Series 2008A
0.40%, 01/06/10 (a)(b)	1,940	1,940
Solid Waste Disposal RB (Valley Vista Services)
Series 2003A
0.45%, 01/06/10 (a)(b)	2,110	2,110
Solid Waste Disposal RB (Valley Vista Services)
Series 2007A
0.45%, 01/06/10 (a)(b)	2,920	2,920
Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy)
Series 2004
0.64%, 01/07/10 (a)(b)	2,500	2,500
Solid Waste Disposal RB (West Valley MRF)
Series 1997A
0.40%, 01/06/10 (a)(b)	1,260	1,260
Solid Waste Disposal RB (Zanker Road Landfill)
Series 1999C
0.45%, 01/06/10 (a)(b)	3,005	3,005
California Public Works Board
Lease RB (Univ of California)
Series 2009E
0.23%, 01/07/10 (a)(c)(d)	1,000	1,000
Lease Refunding RB (Univ of California)
Series 2007A
0.25%, 01/07/10 (a)(c)(d)	33,280	33,280
0.26%, 01/07/10 (a)(c)(d)	8,860	8,860
Lease Refunding RB (Univ of California)
Series 2007C
0.22%, 01/07/10 (a)(c)(d)	11,205	11,205
California Rural Home Mortgage Finance Auth Homebuyers Fund
S/F Mortgage RB
Series 2005A
0.35%, 01/04/10 (a)(c)	8,790	8,790
California School Cash Reserve Program Auth
Sub Bonds 2009-2010
Series A
0.53%, 07/01/10 (b)	10,000	10,097
California State Univ
Systemwide RB
Series 2007A
0.30%, 01/07/10 (a)(b)(c)(d)	24,750	24,750
California Statewide Communities Development Auth
IDRB (RL Group)
Series 1998C
0.60%, 01/06/10 (a)(b)	1,260	1,260
M/F Housing RB (Agave at Elk Grove Apts)
Series 2003DD
0.26%, 01/07/10 (a)(b)	14,800	14,800
M/F Housing RB (Bay Vista at MeadowPark Apts)
Series 2003NN1
0.24%, 01/07/10 (a)(b)	14,600	14,600
M/F Housing RB (Campus Pointe Apts)
Series 2008J
0.33%, 01/07/10 (a)(b)	7,550	7,550
M/F Housing RB (Charter Court Apts)
Series 2008L
0.31%, 01/07/10 (a)(b)	11,400	11,400
M/F Housing RB (Claremont Villas)
Series 2009A
0.26%, 01/07/10 (a)(b)	6,785	6,785
M/F Housing RB (Creekside at MeadowPark Apts)
Series 2002HH
0.27%, 01/07/10 (a)(b)	9,495	9,495
M/F Housing RB (Cypress Villa Apts)
Series 2000F
0.29%, 01/07/10 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2003OO
0.24%, 01/07/10 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2006G
0.27%, 01/07/10 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts)
Series 2000E
0.27%, 01/07/10 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts)
Series 2003PP
0.24%, 01/07/10 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts)
Series 2006H
0.27%, 01/07/10 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts)
Series 2004YY
0.27%, 01/07/10 (a)(b)	6,900	6,900
M/F Housing RB (Heritage Park Apts)
Series 2008C
0.24%, 01/07/10 (a)(b)	9,000	9,000
M/F Housing RB (Kimberly Woods Apts)
Series 1995B
0.25%, 01/06/10 (a)(b)	13,400	13,400
M/F Housing RB (Las Flores Village Apts)
Series 2004JJ
0.21%, 01/07/10 (a)(b)	13,500	13,500
M/F Housing RB (Laurel Park Sr Apts)
Series 2002H
0.35%, 01/07/10 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts)
Series 2003E
0.26%, 01/07/10 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts)
Series 2000V
0.24%, 01/07/10 (a)(b)	6,000	6,000

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Martin Luther Tower)
Series 2005D
0.27%, 01/07/10 (a)(b)	7,950	7,950
M/F Housing RB (Oak Center Towers)
Series 2005L
0.29%, 01/07/10 (a)(b)	3,820	3,820
M/F Housing RB (Oakmont of Concord)
Series 2002Q
0.24%, 01/07/10 (a)(b)	25,000	25,000
M/F Housing RB (Park David Sr Apts)
Series 1999D
0.27%, 01/07/10 (a)(b)	8,220	8,220
M/F Housing RB (Plaza Club Apts)
Series 1997A
0.31%, 01/07/10 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
Series 2004EE
0.21%, 01/07/10 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates)
Series 2005CC
0.29%, 01/07/10 (a)(b)	9,100	9,100
M/F Housing RB (Sharps & Flats Apts)
Series 2002X
0.26%, 01/07/10 (a)(b)	14,000	14,000
M/F Housing RB (South Shore Apts)
Series 2009M
0.22%, 01/07/10 (a)(b)	10,290	10,290
M/F Housing RB (The Belmont)
Series 2005F
0.25%, 01/07/10 (a)(b)	10,500	10,500
M/F Housing RB (Valley Palms Apts)
Series 2002C
0.24%, 01/07/10 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts)
Series 2001HH
0.26%, 01/07/10 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts)
Series 2004AAA
0.25%, 01/07/10 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts)
Series 1997B
0.29%, 01/07/10 (a)(b)	3,127	3,127
M/F Housing Refunding RB (Arbor Ridge Apts)
Series 2008B
0.31%, 01/07/10 (a)(b)	9,500	9,500
M/F Housing Refunding RB (Brandon Place Apts)
Series 2006D
0.27%, 01/07/10 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Crystal View Apts)
Series 2004A
0.24%, 01/07/10 (a)(b)	7,075	7,075
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.35%, 01/07/10 (a)(b)(c)(d)	40,000	40,000
RB (Center for Early Education)
Series 2001
0.37%, 01/07/10 (a)(b)	4,100	4,100
RB (Culinary Institute of America)
Series 2008
0.35%, 01/07/10 (a)(b)	2,950	2,950
RB (Kaiser Permanente)
Series 2004K
0.43%, 03/04/10	20,400	20,400
0.40%, 03/11/10	21,000	21,000
0.45%, 03/11/10	1,500	1,500
0.33%, 04/07/10	14,000	14,000
RB (Kaiser Permanente)
Series 2006B
0.23%, 01/07/10 (a)(b)(c)(d)	5,390	5,390
RB (Kaiser Permanente)
Series 2006D
0.33%, 04/07/10	26,500	26,500
RB (Kaiser Permanente)
Series 2008B
0.40%, 03/11/10	45,000	45,000
0.45%, 03/11/10	3,000	3,000
0.35%, 04/05/10	50,000	50,000
0.35%, 04/06/10	8,000	8,000
RB (Kaiser Permanente)
Series 2008C
0.45%, 04/01/10	58,865	59,233
RB (Kaiser Permanente)
Series 2009B6
0.45%, 02/03/10	30,000	30,000
RB (Painted Turtle)
Series 2003
0.37%, 01/07/10 (a)(b)	10,000	10,000
RB (Redlands Community Hospital)
Series 2005B
0.29%, 01/07/10 (a)(b)	15,000	15,000
RB (St. Joseph Health System)
Series 2007D
0.24%, 01/07/10 (a)(c)(d)	60,073	60,073
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008A
0.20%, 01/06/10 (a)(b)(e)	10,000	10,000
TRAN Program Note Participations (Monterey Cnty)
Series 2009A3
0.42%, 06/30/10	17,500	17,636
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	47,000	47,264
Campbell Union SD
TRAN 2009
0.48%, 10/06/10	4,500	4,552
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts)
Series 1993A
0.26%, 01/07/10 (a)(b)	14,600	14,600
Central California Joint Powers Health Financing Auth
COP (Community Hospitals of Central California)
Series 2000
1.00%, 02/01/10 (b)	5,375	5,451
Chula Vista
Refunding RB (San Diego Gas & Electric)
Series 2006A
0.25%, 01/06/10 (a)	3,100	3,100
Clovis USD
GO Refunding Bonds
Series 2008
0.53%, 08/01/10	6,000	6,048

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Coast Community College District
GO Bonds
Series 2006B
0.25%, 01/07/10 (a)(c)(d)	4,435	4,435
0.30%, 01/07/10 (a)(c)(d)	12,095	12,095
0.55%, 03/25/10 (c)(d)	17,605	17,605
GO Bonds
Series 2006C
0.25%, 01/07/10 (a)(c)(d)	20,445	20,445
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre)
Series 2006A
0.27%, 01/07/10 (a)(b)	25,000	25,000
M/F Mortgage RB (El Cerrito Royale)
Series 1987A
0.30%, 01/07/10 (a)(b)	2,480	2,480
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax)
Series 2009
0.47%, 10/01/10	28,200	28,620
Contra Costa Water District
CP Notes
Series A
0.30%, 01/04/10 (c)	5,000	5,000
0.28%, 01/12/10 (c)	19,000	19,000
0.28%, 03/08/10 (c)	18,500	18,500
Water Refunding RB
Series K
0.25%, 01/07/10 (a)(c)(d)	2,725	2,725
Desert Community College District
GO Bonds
Series 2007C
0.22%, 01/07/10 (a)(c)(d)	12,375	12,375
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.25%, 01/06/10 (a)(b)	3,650	3,650
Dry Creek/Grant Joint Union SD
GO Bonds
Series 2008
0.27%, 01/07/10 (a)(b)(c)(d)	6,421	6,421
Dublin San Ramon Services District/EBMUD Recycled Water Auth
CP Notes
Series A
0.23%, 01/13/10 (b)	25,000	25,000
Dublin USD
GO Bonds
Series 2004E
0.45%, 04/22/10 (b)(c)(d)	26,515	26,515
East Bay Municipal Utility District
Extendible CP (Wastewater
Series ) Notes
0.48%, 03/10/10	2,000	2,000
0.40%, 04/01/10	9,400	9,400
Extendible CP (Water
Series ) Notes
0.35%, 01/06/10	22,200	22,200
0.35%, 02/17/10	22,500	22,500
0.40%, 04/09/10	19,000	19,000
Extendible CP (Water
Series ) Notes
0.30%, 02/04/10	17,000	17,000
0.48%, 03/10/10	10,000	10,000
Water System Sub RB
Series 2007A
0.23%, 01/07/10 (a)(c)(d)(f)	66,000	66,000
0.23%, 01/07/10 (a)(c)(d)	11,555	11,555
Water System Sub Refunding RB
Series 2009A1
0.25%, 01/07/10 (a)	49,210	49,210
Water System Sub Refunding RB
Series 2009A2
0.25%, 01/07/10 (a)	44,310	44,310
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison & Madison Apts)
Series 1998
0.31%, 01/07/10 (a)(b)	4,600	4,600
Elsinore Valley Municipal Water District
Refunding COP
Series 2008A
0.32%, 01/07/10 (a)(b)	13,270	13,270
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts)
Series 2002A
0.31%, 01/07/10 (a)(b)(f)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts)
Series 2003A
0.27%, 01/07/10 (a)(b)	6,900	6,900
Escondido Union SD
GO Bonds
Series 2009B
0.45%, 09/01/10 (b)(c)(d)	19,955	19,955
Fontana USD
GO Bonds
Series B
0.55%, 01/07/10 (a)(b)(c)(d)	3,330	3,330
Foothill-DeAnza Community College District
GO Bonds
Series A
0.25%, 01/07/10 (a)(c)(d)	8,032	8,032
GO Bonds
Series B
0.25%, 01/07/10 (a)(c)(d)	12,670	12,670
GO Bonds
Series C
0.26%, 01/07/10 (a)(c)(d)	18,545	18,545
Foothill-Eastern Transportation Corridor Agency
Toll Road RB
Series 1995A
0.44%, 01/01/10 (b)	7,500	7,500
Fremont Union High SD
TRAN 2009
0.48%, 10/06/10	11,500	11,632
Fresno Cnty
TRAN 2009-2010
0.45%, 06/30/10	19,000	19,145
Fresno IDA
IDRB (Keiser Corp)
Series 1997
0.42%, 01/06/10 (a)(b)	965	965

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.24%, 01/07/10 (a)(b)(c)(d)	25,710	25,710
0.25%, 01/07/10 (a)(b)(c)(d)	20,250	20,250
0.30%, 01/07/10 (a)(b)(c)(d)	23,065	23,065
Golden West Schools Financing Auth
GO RB (Beverly Hills USD)
Series 2005
0.50%, 01/07/10 (a)(c)(d)	17,480	17,480
Hayward
M/F Housing RB (Lord Tennyson Apts)
Series 2005A
0.21%, 01/07/10 (a)(b)	13,915	13,915
Hayward Housing Auth
M/F Housing RB (Timbers Apts)
Series 1998A
0.31%, 01/07/10 (a)(b)	2,200	2,200
Hercules Public Financing Auth
Lease RB
Series 2003A
0.37%, 01/07/10 (a)(b)	6,495	6,495
Huntington Beach
M/F Housing RB (Five Points Seniors)
Series 1991A
0.31%, 01/07/10 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts)
Series 1994A
0.31%, 01/07/10 (a)(b)	4,600	4,600
Livermore
TRAN 2009
0.47%, 11/18/10	15,000	15,201
Long Beach
Harbor Refunding RB
Series 1998A
0.90%, 05/15/10	2,000	2,038
RB (Memorial Health Services)
Series 1991
0.33%, 01/06/10 (a)	14,700	14,700
Sub Airport Revenue CP Notes
Series A&B
0.30%, 03/04/10 (b)	7,600	7,600
TRAN 2009-2010
0.48%, 09/30/10	15,000	15,225
Long Beach Harbor Dept
CP
Series A
0.40%, 01/06/10 (c)	31,400	31,400
RB
Series 2000A
0.47%, 05/15/10	1,000	1,018
0.53%, 05/15/10	2,000	2,037
Los Altos SD
TRAN 2009
0.48%, 10/06/10	7,500	7,586
Los Angeles
COP (Loyola High School)
Series 2005A
0.37%, 01/07/10 (a)(b)	17,160	17,160
COP (Windward School)
Series 2007A
0.37%, 01/07/10 (a)(b)	17,075	17,075
M/F Housing RB (Beverly Park Apts)
Series 1988A
0.24%, 01/07/10 (a)(b)	15,500	15,500
M/F Housing RB (Fountain Park)
Series 1999P
0.23%, 01/07/10 (a)(b)	14,500	14,500
M/F Housing RB (Fountain Park)
Series 2000B
0.23%, 01/07/10 (a)(b)	32,615	32,615
M/F Housing Refunding RB (Tri-City)
Series 2001I
0.27%, 01/07/10 (a)(b)	1,800	1,800
TRAN 2009
0.41%, 02/26/10	20,000	20,063
Wastewater System Refunding RB
Series 2002A
0.50%, 01/07/10 (a)(c)(d)	7,650	7,650
0.85%, 01/07/10 (a)(c)(d)	16,445	16,445
Wastewater System Refunding RB
Series 2003A
0.25%, 01/07/10 (a)(c)(d)	34,620	34,620
Wastewater System Refunding RB
Series 2005A
0.25%, 01/07/10 (a)(c)(d)	5,725	5,725
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10	83,000	83,690
Los Angeles Cnty Capital Asset Leasing Corp
Lease RB (LAC-CAL Equipment)
Series 2009A
1.35%, 12/01/10	4,620	4,668
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts)
Series 2003C
0.27%, 01/07/10 (a)(b)	9,300	9,300
Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB
Series 2004A
0.25%, 01/07/10 (a)(c)(d)	38,665	38,665
Second Sr Sales Tax Refunding RB
Series 2009B
0.47%, 07/01/10	2,600	2,604
Second Sub Sales Tax Revenue CP
Series A
0.35%, 01/06/10 (b)	10,732	10,732
0.35%, 01/14/10 (b)	34,685	34,685
Los Angeles Cnty Sanitation Districts Financing Auth
RB
Series 2005B
0.23%, 01/07/10 (a)(b)(c)(d)	15,670	15,670
Los Angeles Community College District
GO Bonds
Series 2006E
0.25%, 01/07/10 (a)(c)(d)	4,785	4,785
GO Bonds
Series 2007A
0.25%, 01/07/10 (a)(c)(d)	10,290	10,290
GO Bonds
Series 2008E1
0.24%, 01/07/10 (a)(c)(d)	11,250	11,250

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds
Series 2008F1
0.25%, 01/07/10 (a)(c)(d)	6,665	6,665
GO Bonds
Series 2009A
0.23%, 01/07/10 (a)(c)(d)	19,110	19,110
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building)
Series 2001A
0.31%, 01/07/10 (a)(b)	3,455	3,455
Los Angeles Dept of Airports
Airport Sr RB
Series 2008A
0.28%, 01/07/10 (a)(c)(d)	12,360	12,360
0.28%, 01/07/10 (a)(c)(d)	5,525	5,525
0.28%, 01/07/10 (a)(c)(d)	7,975	7,975
0.28%, 01/07/10 (a)(c)(d)	11,320	11,320
Los Angeles Dept of Water & Power
Power System RB
Series 2001A1
0.25%, 01/07/10 (a)(c)(d)	24,750	24,750
Power System RB
Series 2005A1
0.25%, 01/07/10 (a)(c)(d)	5,000	5,000
Power System RB
Series 2005A2
0.24%, 01/07/10 (a)(c)(d)	15,930	15,930
Power System Revenue CP Notes
0.27%, 03/09/10 (c)	47,500	47,500
0.25%, 04/06/10 (c)	33,000	33,000
Water System RB
Series 2001A
0.23%, 01/07/10 (a)(c)(d)	14,600	14,600
Water System RB
Series 2006A1 & 2007A2
0.45%, 09/01/10 (b)(c)(d)	24,210	24,210
Los Angeles Harbor
RB
Series 2006D
0.28%, 01/07/10 (a)(c)(d)	7,390	7,390
Refunding RB
Series 2006B
0.28%, 01/07/10 (a)(c)(d)	16,120	16,120
0.65%, 01/07/10 (a)(c)(d)	13,555	13,555
Los Angeles IDA
Empowerment Zone Facility RB (Green Farms)
Series 2003
0.45%, 01/07/10 (a)(b)	2,880	2,880
IDRB (KH Enerprises)
Series 2008
0.46%, 01/06/10 (a)(b)	1,730	1,730
RB (AAA Packing & Shipping)
Series 2000
0.30%, 01/07/10 (a)(b)	3,000	3,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.24%, 02/09/10 (b)	11,958	11,958
0.25%, 02/09/10 (b)	25,500	25,500
0.38%, 03/10/10 (b)	5,500	5,500
0.27%, 04/05/10 (b)	3,816	3,816
Los Angeles USD
GO Bonds
Series 2007B & GO Refunding Bonds
Series 2007B
0.28%, 01/07/10 (a)(c)(d)	7,290	7,290
GO Bonds
Series 2007C
0.26%, 01/07/10 (a)(c)(d)	8,250	8,250
GO Bonds
Series 2007H
0.25%, 01/07/10 (a)(c)(d)	5,000	5,000
GO Bonds
Series 2009D
0.63%, 01/01/10	1,800	1,800
GO Bonds
Series 2009D & GO Bonds
Series 2009I
0.23%, 01/07/10 (a)(c)(d)	7,705	7,705
GO Bonds
Series 2009F
0.63%, 01/01/10	1,035	1,035
0.26%, 01/07/10 (a)(c)(d)	6,565	6,565
GO Bonds
Series 2009I
0.63%, 01/01/10	3,750	3,750
0.25%, 01/07/10 (a)(c)(d)	9,120	9,120
GO Refunding Bonds
Series 2007A1
0.45%, 04/07/10 (b)(c)(d)	24,775	24,775
GO Refunding Bonds
Series 2007A2
0.22%, 01/07/10 (a)(c)(d)	11,810	11,810
TRAN 2009-2010
Series A
0.62%, 08/12/10	123,000	124,030
Madera Cnty
Lease RB (Madera Municipal Golf Course Refinancing)
Series 1993
0.23%, 01/07/10 (a)(b)	2,465	2,465
Madera/West Contra Costa/Santa Ana USDs & Tulare Joint/San Mateo Union High SDs
GO Bonds
Series 2005
0.27%, 01/07/10 (a)(b)(c)(d)	14,735	14,735
Modesto
Water Refunding Revenue COP
Series 2008A
0.22%, 01/07/10 (a)(b)(c)(d)	32,090	32,090
Mountain View/Los Altos Union High SD
TRAN 2009
0.40%, 06/30/10	5,000	5,052
Murrieta Valley USD
COP 2009
0.86%, 05/03/10 (b)	53,000	53,193
Napa Valley Community College District
GO Bonds
Series B
0.25%, 01/07/10 (a)(b)(c)(d)	5,180	5,180
Oakland
GO Bonds (Measure DD)
Series 2009B
0.50%, 09/01/10 (b)(c)(d)	10,110	10,110

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (1800 Harrison Foundation)
Series 1999A
1.08%, 01/01/10 (b)	13,825	13,825
RB (1800 Harrison Foundation)
Series 1999B
1.10%, 01/01/10 (b)	13,470	13,470
Oceanside
M/F Mortgage RB (Riverview Springs Apts)
Series 1990A
0.31%, 01/07/10 (a)(b)	13,170	13,170
Ontario Housing Auth
M/F Housing RB (Parc Vista)
Series 2006B
0.31%, 01/07/10 (a)(b)	6,960	6,960
M/F Housing RB (Terrace View)
Series 2006A
0.31%, 01/07/10 (a)(b)	6,240	6,240
Orange Cnty
COP (Florence Crittenton Services)
Series 1990
0.22%, 01/06/10 (a)(b)	5,500	5,500
TRAN 2009-2010
Series A
0.40%, 06/30/10	50,000	50,393
Orange Cnty Housing Auth
Apt Development RB (Lantern Pines)
Series 1985CC
0.28%, 01/06/10 (a)(b)	9,610	9,610
Orange Cnty Sanitation District
COP
Series 2003
0.26%, 01/07/10 (a)(c)(d)	3,595	3,595
COP
Series 2007B
0.25%, 01/07/10 (a)(c)(d)	6,970	6,970
Refunding Certificate BAN
Series 2009B
0.43%, 12/01/10	65,865	66,807
Oxnard Financing Auth
Lease RB
Series 2003B
0.25%, 01/07/10 (a)(b)	6,320	6,320
Lease RB (Civic Center Phase 2)
Series 2006
0.25%, 01/07/10 (a)(b)	11,520	11,520
Wastewater RB
Series 2004B
0.25%, 01/07/10 (a)(b)	11,565	11,565
Water Revenue Project Bonds
Series 2006
0.60%, 02/11/10 (b)(c)(d)	20,640	20,640
Palomar Pomerado Health
GO Bonds
Series 2007A
0.25%, 01/07/10 (a)(b)(c)(d)	11,595	11,595
0.25%, 01/07/10 (a)(b)(c)(d)	10,635	10,635
Peralto Community College District
GO Bonds
Series 2009C
0.55%, 03/18/10 (b)(c)(d)	8,150	8,150
Petaluma Community Development Commission
M/F Housing RB (Oakmont)
Series 1996A
0.33%, 01/07/10 (a)(b)	3,050	3,050
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts)
Series 1998A
0.52%, 01/07/10 (a)(b)	4,959	4,959
Placentia-Yorba Linda USD
GO Bonds
Series 2008B
0.45%, 04/22/10 (b)(c)(d)	23,720	23,720
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.22%, 01/07/10 (a)(b)(c)(d)	12,555	12,555
Pleasanton
M/F Housing RB (Busch Sr Housing)
Series 2003A
0.26%, 01/07/10 (a)(b)	13,360	13,360
Port of Oakland
CP
Series D
0.32%, 01/12/10 (b)	10,000	10,000
0.30%, 01/15/10 (b)	11,600	11,600
0.30%, 02/04/10 (b)	45,400	45,400
Rancho Water District Financing Auth
Refunding RB
Series 2008B
0.21%, 01/06/10 (a)(b)	4,500	4,500
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts)
Series 2004A
0.31%, 01/07/10 (a)(b)	10,890	10,890
Richmond
M/F Housing RB (Baycliff Apts)
Series 2004A
0.24%, 01/07/10 (a)(b)	28,800	28,800
Riverside
Electric Refunding RB
Series 2008A
0.23%, 01/06/10 (a)(b)	9,515	9,515
Refunding COP (Riverside Renaissance)
Series 2008
0.23%, 01/07/10 (a)(b)	17,100	17,100
Riverside Cnty
COP Type One
Series B
0.20%, 01/06/10 (a)(b)	9,200	9,200
CP
Series B
0.26%, 03/10/10 (b)	12,388	12,388
Refunding COP
Series 2009
0.23%, 01/07/10 (a)(b)	10,185	10,185
S/F Mortgage RB
Series 1989A
0.65%, 01/07/10 (a)(b)(c)(d)	6,820	6,820
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts)
Series 1989C
0.31%, 01/07/10 (a)(b)	9,000	9,000

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Riverside Cnty Transportation Commission
CP Notes (Limited Tax Bonds)
0.42%, 01/05/10 (b)	27,000	27,000
0.31%, 01/07/10 (b)	28,000	28,000
0.42%, 01/20/10 (b)	10,000	10,000
Sales Tax RB (Limited Tax)
Series 2009B
0.21%, 01/07/10 (a)(c)	21,500	21,500
Sales Tax RB (Limited Tax)
Series 2009C
0.22%, 01/07/10 (a)(c)	15,000	15,000
Riverside Community College District
GO Bonds
Series 2007C
0.35%, 01/07/10 (a)(c)(d)	5,940	5,940
Sacramento Cnty
COP
Series 2007
0.55%, 03/11/10 (b)(c)(d)	21,240	21,240
M/F Housing RB (Ashford Heights Apts)
Series 2006H
0.25%, 01/07/10 (a)(b)	21,255	21,255
Special Facilities Airport RB (Cessna Aircraft)
Series 1998
0.31%, 01/07/10 (a)(b)	8,800	8,800
Sacramento Cnty Housing Auth
M/F Housing RB (Hastings Park Apts)
Series 2004G
0.25%, 01/07/10 (a)(b)	16,500	16,500
M/F Housing RB (Logan Park Apts)
Series 2007E
0.31%, 01/07/10 (a)(b)	24,000	24,000
M/F Housing Refunding RB (Chesapeake Commons Apts)
Series 2001C
0.31%, 01/07/10 (a)(b)	33,000	33,000
Sacramento Cnty Sanitation District Financing Auth
RB
Series 2005
0.25%, 01/07/10 (a)(c)(d)	3,325	3,325
Sacramento Finance Auth
Refunding RB (Master Lease Program)
Series 2006E
0.25%, 01/07/10 (a)(b)(c)(d)	15,520	15,520
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
0.25%, 01/07/10 (a)(b)	17,200	17,200
M/F Housing RB (Carlton Plaza Sr Apts)
Series 2003E
0.31%, 01/07/10 (a)(b)	14,000	14,000
M/F Housing RB (Hurley Creek Sr Apts)
Series 2006E
0.26%, 01/07/10 (a)(b)	10,265	10,265
M/F Housing RB (St. Anton Building Apts)
Series 2003I
0.27%, 01/07/10 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts)
Series 2006I
0.26%, 01/07/10 (a)(b)	5,150	5,150
Sacramento Municipal Utility District
CP
Series J
0.23%, 02/12/10 (b)	6,500	6,500
0.30%, 02/12/10 (b)	50,500	50,500
Electric Refunding RB
Series 2008U
0.30%, 01/07/10 (a)(b)(c)(d)	15,500	15,500
Sacramento Suburban Water District
Refunding Revenue COP
Series 2009A
0.22%, 01/06/10 (a)(b)	6,000	6,000
San Bernardino Cnty
TRAN 2009-2010
Series A
0.40%, 06/30/10	31,000	31,243
San Diego
TRAN 2009-2010
Series B
0.52%, 01/29/10	10,000	10,011
TRAN 2009-2010
Series C
0.54%, 04/30/10	9,635	9,681
San Diego Cnty
COP (San Diego Jewish Academy)
0.40%, 01/07/10 (a)(b)	8,825	8,825
San Diego Cnty & SDs Pool Program
TRAN
Series 2009A
0.40%, 06/30/10	34,000	34,269
San Diego Cnty Regional Airport Auth
Airport Refunding RB
Series 2005
0.28%, 01/07/10 (a)(b)(c)(d)	1,190	1,190
Sub Revenue CP Notes
Series A&B
0.40%, 01/14/10 (b)	18,500	18,500
0.40%, 02/11/10 (b)	15,000	15,000
0.37%, 03/11/10 (b)	6,525	6,525
0.35%, 04/07/10 (b)	22,254	22,254
San Diego Cnty Regional Transportation Commission
Sales Tax RB (Limited Tax)
Series 2008B
0.18%, 01/07/10 (a)(c)	5,800	5,800
Sub Sales Tax Revenue CP Notes (Limited Tax Bonds)
Series B
0.28%, 01/04/10 (c)	15,763	15,763
San Diego Cnty Water Auth
CP
Series 2006-2
0.22%, 02/04/10 (c)	50,000	50,000
0.25%, 02/04/10 (c)	14,500	14,500
0.23%, 02/12/10 (c)	19,500	19,500
0.36%, 03/11/10 (c)	14,000	14,000
CP
Series 2006-3
0.27%, 01/04/10 (c)	4,225	4,225
0.28%, 01/05/10 (c)	21,035	21,035
Water Revenue COP
Series 2004A
0.25%, 01/07/10 (a)(c)(d)	8,710	8,710
Water Revenue COP
Series 2008A
0.25%, 01/07/10 (a)(c)(d)	3,100	3,100
0.25%, 01/07/10 (a)(c)(d)	23,680	23,680

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Diego Housing Auth
M/F Housing RB (Bay Vista Apts)
Series 2008A
0.25%, 01/07/10 (a)(b)	4,800	4,800
M/F Housing RB (Hillside Garden Apts)
Series 2004B
0.24%, 01/07/10 (a)(b)	13,595	13,595
M/F Housing RB (Villa Nueva Apts)
Series 2007F
0.24%, 01/07/10 (a)(b)	34,100	34,100
M/F Mortgage Refunding RB (Creekside Villa Apts)
Series 1999B
0.31%, 01/07/10 (a)(b)	6,000	6,000
San Diego USD
TRAN 2009-2010
Series A
0.52%, 07/08/10	18,000	18,136
San Francisco
GO Bonds
Series 2009A
0.45%, 05/19/10 (c)(d)(f)	38,350	38,350
GO Refunding Bonds
Series 2008R1
0.55%, 06/15/10	4,000	4,080
GO Refunding Bonds
Series 2008R3
0.25%, 01/07/10 (a)(c)(d)	3,000	3,000
M/F Housing Refunding RB (City Heights Apts)
Series 1997A
0.25%, 01/06/10 (a)(b)	20,800	20,800
San Francisco Airport Commission
Second
Series Refunding RB Issue 32H
1.14%, 05/01/10	2,000	2,019
Second
Series Refunding RB Issue 34E
0.28%, 01/07/10 (a)(b)(c)(d)	5,115	5,115
Second
Series Revenue Notes
Series 2008A1
0.78%, 05/01/10	19,855	20,107
Second
Series Revenue Notes
Series 2008A2
1.72%, 05/01/10	13,000	13,202
Sub CP Notes
Series A
0.38%, 02/03/10 (b)	46,150	46,150
0.38%, 02/04/10 (b)	9,000	9,000
0.40%, 02/04/10 (b)	6,775	6,775
0.39%, 02/05/10 (b)	10,430	10,430
San Francisco Bay Area Rapid Transit District
GO Bonds
Series 2007B
0.23%, 01/07/10 (a)(c)(d)	15,810	15,810
0.23%, 01/07/10 (a)(c)(d)	9,900	9,900
Sales Tax Refunding RB
Series 2005A
0.25%, 01/07/10 (a)(c)(d)	13,400	13,400
Sales Tax Refunding RB
Series 2006A
0.25%, 01/07/10 (a)(c)(d)	6,125	6,125
San Francisco Finance Corp
Lease Refunding RB (Moscone Center Exp)
Series 2008-2
0.21%, 01/07/10 (a)(b)	8,750	8,750
Lease Refunding RB (Moscone Center Expansion)
Series 2008-1
0.21%, 01/07/10 (a)(b)	11,400	11,400
San Francisco Public Utilities Commission
Wastewater CP
0.35%, 02/16/10 (b)	5,000	5,000
0.30%, 02/17/10 (b)	2,500	2,500
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission)
Series 1999C
0.25%, 01/06/10 (a)(b)(f)	56,100	56,100
M/F Housing Refunding RB (Fillmore Center)
Series 1992A1
0.28%, 01/06/10 (a)(b)	11,900	11,900
M/F Housing Refunding RB (Fillmore Center)
Series 1992A2
0.32%, 01/06/10 (a)(b)	3,750	3,750
San Joaquin Cnty Public Facilities Financing Corp
COP
Series 2007
0.55%, 03/10/10 (b)(c)(d)	40,980	40,980
San Jose
Airport RB
Series 2007A
0.28%, 01/07/10 (a)(b)(c)(d)	43,935	43,935
0.28%, 01/07/10 (a)(b)(c)(d)	8,225	8,225
0.28%, 01/07/10 (a)(b)(c)(d)	5,640	5,640
GO Bonds
Series 2008
0.35%, 01/07/10 (a)(c)(d)	5,440	5,440
M/F Housing RB (Almaden Family Apts)
Series 2003D
0.25%, 01/07/10 (a)(b)	4,000	4,000
M/F Housing RB (Almaden Lake Village Apts)
Series 1997A
0.31%, 01/07/10 (a)(b)	25,000	25,000
M/F Housing RB (Pollard Plaza Apts)
Series 2002D
0.35%, 01/07/10 (a)(b)	7,195	7,195
M/F Housing RB (Raintree Apts)
Series 2005A
0.29%, 01/07/10 (a)(b)	10,000	10,000
M/F Housing RB (Siena at Renaissance Square Apts)
Series 1996A
0.24%, 01/07/10 (a)(b)	10,500	10,500
Sub CP Notes
Series A&B
0.35%, 01/05/10 (b)	44,693	44,693
0.40%, 01/06/10 (b)	43,000	43,000
0.35%, 01/07/10 (b)	19,193	19,193
0.31%, 01/13/10 (b)	9,505	9,505
San Jose Redevelopment Agency
Sub Tax Allocation Bonds
Series 2005C
0.21%, 01/06/10 (a)(b)	7,075	7,075
Sub Tax Allocation Bonds
Series 2005D
0.25%, 01/06/10 (a)(b)	8,700	8,700

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Luis Obispo Cnty Finance Auth
RB (Nacimiento Water)
Series 2007A
0.24%, 01/07/10 (a)(b)(c)(d)	27,320	27,320
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village)
Series 2002A
0.21%, 01/07/10 (a)(b)	13,390	13,390
San Mateo Cnty Community College District
GO Bonds
Series 2005B
0.45%, 01/28/10 (c)(d)	9,030	9,030
GO Bonds
Series 2005B & 2006A
0.55%, 03/25/10 (b)(c)(d)	14,365	14,365
GO Bonds
Series 2006B
0.25%, 01/07/10 (a)(c)(d)	36,760	36,760
0.25%, 01/07/10 (a)(c)(d)	9,110	9,110
San Mateo Joint Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.25%, 01/07/10 (a)(b)	14,750	14,750
Santa Barbara Cnty
TRAN 2009-2010
Series A
0.33%, 06/30/10	25,000	25,266
Santa Clara Cnty
GO Bonds
Series 2009A
0.25%, 01/07/10 (a)(c)(d)(f)	55,260	55,260
0.65%, 08/01/10	3,000	3,000
TRAN 2009-2010
0.50%, 06/30/10	25,000	25,184
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities)
Series 2007K
0.55%, 03/11/10 (b)(c)(d)	47,765	47,765
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts)
Series 2005C
0.45%, 01/07/10 (a)(b)	9,920	9,920
Santa Cruz Cnty
TRAN 2009-2010
0.50%, 07/08/10	10,000	10,077
Santa Fe Springs IDA
IDRB (Tri-West)
Series 1983
0.35%, 01/04/10 (a)(b)	4,000	4,000
Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts)
Series 1997A
0.38%, 01/07/10 (a)(b)	7,190	7,190
Simi Valley USD
GO Bonds
Series 2007C
0.23%, 01/07/10 (a)(b)(c)(d)	8,460	8,460
Sonoma Cnty
TRAN 2009-2010
0.43%, 10/28/10	90,000	90,788
Sonoma Cnty Jr College District
GO Bonds
Series B
0.22%, 01/07/10 (a)(b)(c)(d)	28,110	28,110
South Coast Local Education Agencies
Pooled TRAN
Series 2009A
0.49%, 09/29/10	30,000	30,335
Southern California Metropolitan Water District
Water RB
Series 2001C1
0.27%, 01/04/10 (a)(c)	12,300	12,300
Water RB
Series 2005C
0.23%, 01/07/10 (a)(c)(d)	12,235	12,235
0.24%, 01/07/10 (a)(c)(d)	8,970	8,970
Water RB
Series 2006A
0.23%, 01/07/10 (a)(c)(d)	59,150	59,150
0.23%, 01/07/10 (a)(c)(d)	5,235	5,235
0.25%, 01/07/10 (a)(c)(d)	13,050	13,050
Water Refunding RB
Series 2009A1
0.30%, 01/07/10 (a)	55,000	55,000
Water Refunding RB
Series 2009A2
0.30%, 01/07/10 (a)	40,000	40,000
Southern California Public Power Auth
Refunding RB (Magnolia Power)
Series 2009 2
0.21%, 01/06/10 (a)(b)	19,200	19,200
Revenue Notes (Canyon Power)
Series 2009A
0.41%, 08/03/10	30,000	30,279
Sub Refunding RB (Transmission Project)
Series 1991
0.23%, 01/06/10 (a)(b)	5,000	5,000
Stockton Public Finance Auth
Lease RB (Building Acquisition Financing)
Series 2007A
1.00%, 01/07/10 (a)(b)(c)(f)	31,365	31,365
Sweetwater Union High SD
GO Bonds
Series 2008A
0.23%, 01/07/10 (a)(b)(c)(d)	3,000	3,000
Univ of California
CP Notes
Series A
0.25%, 01/12/10	44,000	44,000
0.28%, 02/11/10	18,000	18,000
General RB
Series 2005C
0.35%, 01/07/10 (a)(c)(d)	7,500	7,500
General RB
Series 2005F
0.26%, 01/07/10 (a)(c)(d)	1,550	1,550
General RB
Series 2007J
0.23%, 01/07/10 (a)(c)(d)	6,505	6,505
0.45%, 04/28/10 (c)(d)	11,635	11,635
General RB
Series 2008L
0.25%, 01/07/10 (a)(c)(d)	4,020	4,020

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General RB
Series 2009-O
0.24%, 01/07/10 (a)(c)(d)	10,000	10,000
General RB
Series 2009O
0.25%, 01/07/10 (a)(c)(d)	5,165	5,165
Limited Project RB
Series 2005B
0.25%, 01/07/10 (a)(c)(d)	49,500	49,500
0.25%, 01/07/10 (a)(c)(d)	6,470	6,470
Limited Project RB
Series 2007D
0.25%, 01/07/10 (a)(c)(d)	40,095	40,095
Medical Center Pooled RB
Series 2007C2
0.50%, 09/01/10 (c)(d)(f)	20,615	20,615
Upland USD
GO Bonds
Series A
0.25%, 01/07/10 (a)(b)(c)(d)	9,000	9,000
Victor Valley Community College District
GO Bonds
Series 2009C
0.22%, 01/07/10 (a)(c)(d)(e)	12,340	12,340
GO Bonds
Series C
0.22%, 01/07/10 (a)(c)(d)	5,285	5,285
West Hills Community College District
COP (2008 Refunding)
0.25%, 01/06/10 (a)(b)	10,000	10,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living)
Series 2000A
1.30%, 01/07/10 (a)(b)	6,890	6,890
Sub Tax Allocation Bonds ( Police Facility)
Series 2009
0.24%, 01/07/10 (a)(b)(c)(d)	10,500	10,500
Whittier
Refunding RB (Whittier College)
Series 2008
0.24%, 01/07/10 (a)(b)	32,645	32,645
Whittier Union High SD
GO Bonds
Series 2009A
0.45%, 04/07/10 (a)(b)(c)(d)	9,700	9,700
William S. Hart Union High SD
GO Bonds
Series A
0.65%, 02/24/10 (b)(c)(d)(f)	19,755	19,755
GO Bonds
Series B
0.23%, 01/07/10 (a)(b)(c)(d)	3,050	3,050
Yosemite Community College District
GO Bonds
Series 2008C
0.28%, 01/07/10 (a)(b)(c)(d)	10,665	10,665

		7,744,233

Puerto Rico 0.2%
Puerto Rico
Public Improvement Refunding GO Bonds
Series 2007A2
0.35%, 01/07/10 (a)(b)(c)	735	735
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
0.30%, 01/07/10 (a)(b)(c)(d)	3,500	3,500
Sr Lien RB
Series A
0.24%, 01/07/10 (a)(b)(c)(d)	3,000	3,000
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.34%, 01/06/10 (a)(b)	4,000	4,000
Transportation Refunding RB
Series N
0.30%, 01/07/10 (a)(b)(c)(d)	4,300	4,300
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
0.40%, 01/07/10 (a)(b)(c)(d)	675	675

		16,210

Total Municipal Securities (Cost $7,760,443)		7,760,443

Other Investment 0.2% of net assets
Nuveen Insured California Tax-Free Advantage Municipal Fund
Variable Rate Demand Preferred Shares
Series 1
0.22%, 01/07/10 (a)(b)(d)	17,700	17,700

Total Other Investments (Cost $17,700)		17,700

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $7,778,143.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,370,566 or 30.7% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings continued

BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDRB — Industrial development revenue bond
M/F — Multi-family
RB — Revenue bond
SD — School district
S/F — Single-family
TRAN — Tax and revenue anticipation note
USD — Unified school district

26 See financial notes

 Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$7,778,143
Cash		57
Receivables:
Investments sold		12,587
Interest		14,003
Fund shares sold		4,293
Prepaid expenses	+	127

Total assets		7,809,210

Liabilities
Payables:
Investments bought		74,048
Investment adviser and administrator fees		160
Shareholder services fees to affiliate		68
Fund shares redeemed		5,244
Distributions to shareholders		15
Accrued expenses	+	259

Total liabilities		79,794

Net Assets
Total assets		7,809,210
Total liabilities	—	79,794

Net assets		$7,729,416
Net Assets by Source
Capital received from investors		7,729,416

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$5,516,776		5,517,375		$1.00
Value Advantage Shares	$2,212,640		2,212,183		$1.00

See financial notes 27

 Schwab California Municipal Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$56,601

Net Realized Gains and Losses
Net realized gains on investments		920

Expenses
Investment adviser and administrator fees		28,329
Transfer agent and shareholder service fees:
Sweep Shares		20,025
Value Advantage Shares		6,694
Temporary Guarantee Program expense (Note 4)		2,911
Portfolio accounting fees		217
Custodian fees		212
Registration fees		135
Interest expense		135
Shareholder reports		114
Professional fees		67
Trustees’ fees		52
Other expenses	+	218

Total expenses		59,109
Expense reduction by adviser and Schwab	—	14,077
Custody credits	—	29

Net expenses		45,003

Increase (Decrease) in Net Assets from Operations
Total investment income		56,601
Net expenses	—	45,003

Net investment income		11,598
Net realized gains	+	920

Increase in net assets from operations		$12,518

28 See financial notes

 Schwab California Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$11,598	$184,109
Net realized gains	+	920	1,600

Increase in net assets from operations		12,518	185,709

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		5,664	96,639
Value Advantage Shares	+	5,934	87,470

Total distributions from net investment income		11,598	184,109

Distributions from realized gains
Sweep Shares		331	—
Value Advantage Shares	+	133	—

Total distributions from net realized gains		464	—

Total distributions		12,062	184,109

Transactions in Fund Shares*
Shares Sold
Sweep Shares		19,156,380	27,187,350
Value Advantage Shares	+	1,162,214	5,549,624

Total shares sold		20,318,594	32,736,974

Shares Reinvested
Sweep Shares		5,920	94,165
Value Advantage Shares	+	5,376	76,083

Total shares reinvested		11,296	170,248

Shares Redeemed
Sweep Shares		(19,665,064)	(27,008,125)
Value Advantage Shares	+	(2,877,701)	(6,971,025)

Total shares redeemed		(22,542,765)	(33,979,150)

Net transactions in fund shares		(2,212,875)	(1,071,928)

Net Assets
Beginning of period		9,941,835	11,012,163
Total decrease	+	(2,212,419)	(1,070,328)

End of period		$7,729,416	$9,941,835

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 29

Schwab California AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	11/16/07[1]–
	12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.02	0.00	[2]
Net realized and unrealized gains (losses)	0.00	[2]	—	—

Total from investment operations	0.00	[2]	0.02	0.00	[2]
Less distributions:
Distributions from net investment income	(0.00)[2]		(0.02)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]		—	—

Total distributions	(0.00)[2]		(0.02)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00

Total return (%)	0.20		1.65	0.36	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[4]	0.45	0.46	[5]
Gross operating expenses	0.64		0.62	0.73	[5]
Net investment income (loss)	0.20		1.60	2.72	[5]
Net assets, end of period ($ x 1,000,000)	383		562	278

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.44% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
5 Annualized.

30 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

101.6%		Municipal Securities	389,389	389,389

101.6%		Total Investments	389,389	389,389
(1	.6)%	Other Assets and Liabilities, Net		(6,139)

100.0%		Net Assets		383,250

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 101.6% of net assets

California 101.2%
Alameda Corridor Transportation Auth
Sr Lien RB
Series 1999A
0.25%, 01/07/10 (a)(b)(c)(d)	3,181	3,181
Assoc of Bay Area Governments
RB (Branson School)
Series 2008
0.37%, 01/07/10 (a)(b)	8,000	8,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.24%, 01/07/10 (a)(c)(d)	525	525
San Francisco Bay Area Toll Bridge RB
Series 2006F
0.75%, 04/01/10	250	252
0.80%, 04/01/10	175	177
0.85%, 04/01/10	380	384
1.00%, 04/01/10	3,700	3,736
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
0.25%, 01/07/10 (a)(c)(d)	2,830	2,830
San Francisco Bay Area Toll Bridge RB
Series 2007F & 2008F1
0.25%, 01/07/10 (a)(c)(d)	4,400	4,400
San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.23%, 01/07/10 (a)(c)(d)	2,000	2,000
0.24%, 01/07/10 (a)(c)(d)	2,035	2,035
Calaveras Cnty
TRAN 2009-2010
1.11%, 07/14/10	2,000	2,009
California
Economic Recovery Bonds
Series 2004C15
0.29%, 01/06/10 (a)(b)(c)	7,000	7,000
Economic Recovery Bonds
Series 2004C16
0.25%, 01/06/10 (a)(b)(c)(f)	10,285	10,285
GO Bonds
0.80%, 03/01/10 (b)	5,000	5,088
GO Bonds
Series 2000
0.52%, 05/01/10 (b)	2,530	2,598
GO Refunding Bonds
0.25%, 01/07/10 (a)(b)(c)(d)	4,995	4,995
California Dept of Water Resources
Power Supply RB
Series 2002A
0.44%, 05/01/10	500	508
0.50%, 05/01/10	7,770	7,897
0.60%, 05/01/10	450	457
0.73%, 05/01/10	110	112
Power Supply RB
Series 2002C1
0.22%, 01/07/10 (a)(b)	1,300	1,300
Power Supply RB
Series 2002C10
0.23%, 01/07/10 (a)(b)	3,400	3,400
California Educational Facilities Auth
RB (Univ of Southern California)
Series 2007A
0.23%, 01/07/10 (a)(c)(d)	1,300	1,300
RB (Univ of Southern California)
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	2,220	2,220
California Health Facilities Financing Auth
Health Facility RB (Providence Health & Services)
Series 1996
0.55%, 10/01/10	2,260	2,352
RB (Scripps Health)
Series 2008C
0.21%, 01/06/10 (a)(b)	6,000	6,000
RB (Scripps Health)
Series 2008D
0.21%, 01/06/10 (a)(b)(e)	3,600	3,600
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program)
Series 2008
0.37%, 01/07/10 (a)(b)	3,530	3,530
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
0.50%, 01/07/10 (a)(b)(c)(d)	7,165	7,165
RB (Casa Loma College)
Series 2009
0.42%, 01/07/10 (a)(b)	2,000	2,000
California Public Works Board
Lease RB (Univ of California)
Series 2009E
0.23%, 01/07/10 (a)(c)(d)	4,290	4,290
California School Cash Reserve Program Auth
Sub Bonds 2009-2010
Series A
0.53%, 07/01/10 (b)	2,000	2,019

See financial notes 31

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California Statewide Communities Development Auth
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.35%, 01/07/10 (a)(b)(c)(d)	2,000	2,000
RB (Center for Early Education)
Series 2001
0.37%, 01/07/10 (a)(b)	3,000	3,000
RB (Kaiser Permanente)
Series 2004E
2.10%, 04/01/10	2,200	2,209
2.40%, 04/01/10	500	502
RB (Kaiser Permanente)
Series 2004K
0.42%, 02/24/10	3,000	3,000
RB (Kaiser Permanente)
Series 2008B
0.40%, 03/11/10	5,000	5,000
0.35%, 04/06/10	10,000	10,000
RB (St. Joseph Health System)
Series 2007F
1.00%, 07/01/10	3,850	3,907
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	3,000	3,017
Chaffey Community College District
GO Bonds
Series 2005B
0.35%, 01/07/10 (a)(c)(d)	6,600	6,600
Contra Costa Water District
CP Notes
Series A
0.30%, 01/04/10 (c)	5,300	5,300
0.28%, 01/12/10 (c)	3,000	3,000
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.25%, 01/06/10 (a)(b)	1,430	1,430
East Bay Municipal Utility District
Extendible CP (Wastewater
Series ) Notes
0.40%, 04/01/10	3,600	3,600
Extendible CP (Water
Series ) Notes
0.30%, 02/04/10	3,700	3,700
0.48%, 03/10/10	2,500	2,500
Water System Sub RB
Series 2005A
0.23%, 01/07/10 (a)(c)(d)	3,800	3,800
Water System Sub Refunding RB
Series 2008A1
0.22%, 01/06/10 (a)(c)	1,000	1,000
Water System Sub Refunding RB
Series 2008A3
0.21%, 01/06/10 (a)(c)	750	750
Water System Sub Refunding RB
Series 2009A1
0.25%, 01/07/10 (a)	4,920	4,920
Water System Sub Refunding RB
Series 2009A2
0.25%, 01/07/10 (a)	5,490	5,490
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2003B
0.54%, 06/01/10 (b)	1,055	1,076
0.72%, 06/01/10 (b)	1,000	1,020
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.30%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Grossmont Union High SD
GO Bonds
Series 2006
0.25%, 01/07/10 (a)(c)(d)	4,833	4,833
Hayward
M/F Housing RB (Shorewood Apts)
Series 1984A
0.23%, 01/07/10 (a)(b)	680	680
Long Beach
RB (Memorial Health Services)
Series 1991
0.33%, 01/06/10 (a)	400	400
Los Angeles
GO Bonds
Series 2000A
0.42%, 09/01/10	1,000	1,030
Wastewater System Refunding RB
Series 2002A
0.85%, 01/07/10 (a)(c)(d)	800	800
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10	2,000	2,017
Los Angeles Community College District
GO Bonds
Series 2008F1
0.24%, 01/07/10 (a)(c)(d)	6,000	6,000
Los Angeles Dept of Water & Power
Power System Revenue CP Notes
0.26%, 03/04/10 (c)	7,000	7,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.28%, 03/10/10 (b)	10,063	10,063
0.38%, 03/10/10 (b)	9,000	9,000
Los Angeles USD
GO Bonds
Series 2009D & GO Bonds
Series 2009I
0.23%, 01/07/10 (a)(c)(d)	4,000	4,000
GO Bonds
Series 2009I
0.25%, 01/07/10 (a)(c)(d)	2,800	2,800
Refunding COP
Series 2008A
0.23%, 01/06/10 (a)(b)	1,800	1,800
Refunding COP
Series 2008B
0.20%, 01/06/10 (a)(b)	385	385
TRAN 2009-2010
Series A
0.62%, 08/12/10	2,000	2,017

32 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Modesto
Water Refunding Revenue COP
Series 2008A
0.22%, 01/07/10 (a)(b)(c)(d)	2,300	2,300
Murrieta Valley USD
COP 2009
0.86%, 05/03/10 (b)	3,000	3,011
Newport-Mesa USD
GO Bonds
Series 2007
0.23%, 01/07/10 (a)(c)(d)	2,745	2,745
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum)
Series 2000C1
0.27%, 01/06/10 (a)(b)(e)	3,730	3,730
Orange Cnty
Airport RB
Series 2009B
0.45%, 07/01/10	1,580	1,598
1.10%, 07/01/10	1,000	1,011
Airport Refunding RB
Series 2003
0.44%, 07/01/10	1,000	1,023
Orange Cnty Housing Auth
Apt Development RB (Lantern Pines)
Series 1985CC
0.28%, 01/06/10 (a)(b)	1,400	1,400
Orange Cnty Sanitation District
COP
Series 2007B
0.25%, 01/07/10 (a)(c)(d)	3,985	3,985
Oxnard Financing Auth
Water Revenue Project Bonds
Series 2006
0.60%, 02/11/10 (b)(c)(d)	2,990	2,990
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.22%, 01/07/10 (a)(b)(c)(d)	3,000	3,000
Richmond
Wastewater Refunding RB
Series 2008A
0.24%, 01/07/10 (a)(b)	3,000	3,000
Riverside
Electric RB
Series 2008D
0.26%, 01/04/10 (a)(c)(d)	450	450
0.30%, 01/07/10 (a)(c)(d)	2,110	2,110
Riverside Cnty
COP Type One
Series B
0.20%, 01/06/10 (a)(b)	1,510	1,510
Riverside Cnty Transportation Commission
Sales Tax RB (Limited Tax)
Series 2009B
0.21%, 01/07/10 (a)(c)	1,500	1,500
Roseville Joint Union High SD
GO Bonds
Series C
0.25%, 01/07/10 (a)(c)(d)	2,385	2,385
Sacramento Cnty Sanitation District Financing Auth
Refunding RB
Series 2007B
0.25%, 01/07/10 (a)(c)(d)	9,800	9,800
San Bernardino Cnty
TRAN 2009-2010
Series A
0.40%, 06/30/10	1,000	1,008
0.42%, 06/30/10	3,000	3,023
San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes
Series A&B
0.36%, 05/06/10 (b)	1,000	1,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB (Limited Tax)
Series 2008B
0.18%, 01/07/10 (a)(c)	250	250
San Diego Cnty Water Auth
CP
Series 2006-2
0.35%, 02/02/10 (c)	1,000	1,000
0.33%, 02/24/10 (c)	7,500	7,500
CP
Series 2006-3
0.27%, 01/04/10 (c)	9,025	9,025
Water Revenue COP
Series 2008A
0.25%, 01/07/10 (a)(c)(d)	3,740	3,740
San Francisco
GO Bonds
Series 2009A
0.45%, 05/19/10 (c)(d)	530	530
GO Refunding Bonds
Series 2008R1
0.55%, 06/15/10	1,700	1,734
San Francisco Public Utilities Commission
Wastewater CP
0.30%, 02/11/10 (b)	2,000	2,000
0.38%, 02/17/10 (b)	3,500	3,500
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB
Series 2009A
0.58%, 07/15/10	1,000	1,013
San Mateo Joint Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.25%, 01/07/10 (a)(b)	2,650	2,650
Santa Clara Cnty
GO Bonds
Series 2009A
0.65%, 08/01/10	3,000	3,000
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2008B
0.18%, 01/07/10 (a)(c)	200	200
Simi Valley USD
GO Bonds
Series 2007C
0.23%, 01/07/10 (a)(b)(c)(d)	3,440	3,440
South Coast Local Education Agencies
Pooled TRAN
Series 2009A
0.49%, 09/29/10	2,000	2,022

See financial notes 33

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Southern California Metropolitan Water District
Water Refunding RB
Series 2004C
0.26%, 01/07/10 (a)(c)	165	165
Water Refunding RB
Series 2009A2
0.30%, 01/07/10 (a)	5,180	5,180
Water Refunding RB
Series 2009B
0.25%, 01/07/10 (a)(c)(d)	3,500	3,500
Southern California Public Power Auth
Revenue Notes (Canyon Power)
Series 2009A
0.37%, 08/03/10	1,000	1,009
Sub Refunding RB (Transmission Project)
Series 1991
0.23%, 01/06/10 (a)(b)	3,300	3,300
Sunnyvale
Refunding COP (Government Center Site Acquisition)
Series 2009A
0.25%, 01/07/10 (a)(b)(f)	5,865	5,865
Univ of California
CP Notes
Series A
0.25%, 01/12/10	6,000	6,000
General RB
Series 2007J
0.23%, 01/07/10 (a)(c)(d)	3,045	3,045
0.45%, 11/15/25 (c)(d)	7,665	7,665
General RB
Series 2008L
0.25%, 01/07/10 (a)(c)(d)	300	300
Ventura Cnty
TRAN 2009-2010
0.37%, 07/01/10	2,000	2,021
West Contra Costa USD
GO Bonds
Series C
0.23%, 01/07/10 (a)(b)(c)(d)	1,500	1,500
West Hills Community College District
COP (2008 Refunding)
0.25%, 01/06/10 (a)(b)	4,325	4,325
William S. Hart Union High SD
GO Bonds
Series A
0.65%, 02/24/10 (b)(c)(d)	3,500	3,500
GO Bonds
Series B
0.23%, 01/07/10 (a)(b)(c)(d)	4,000	4,000

		387,849

Puerto Rico 0.4%
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
0.40%, 01/07/10 (a)(b)(c)(d)	1,540	1,540

Total Municipal Securities (Cost $389,389)		389,389

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $389,389.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $133,299 or 34.8% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

COP — Certificate of participation
CP — Commercial paper
GO — General obligation
M/F — Multi-family
RB — Revenue bond
SD — School district
TRAN — Tax and revenue anticipation note
USD — Unified school district

34 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$389,389
Cash		44
Receivables:
Investments sold		5
Interest		918
Fund shares sold		540
Prepaid expenses	+	8

Total assets		390,904

Liabilities
Payables:
Investments bought		6,791
Investment adviser and administrator fees		10
Shareholder services fees to affiliate		7
Fund shares redeemed		800
Distributions to shareholders		7
Accrued expenses	+	39

Total liabilities		7,654

Net Assets
Total assets		390,904
Total liabilities	—	7,654

Net assets		$383,250
Net Assets by Source
Capital received from investors		383,250

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$383,250		383,205		$1.00

See financial notes 35

 Schwab California AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$3,414

Net Realized Gains and Losses
Net realized gains on investments		53

Expenses
Investment adviser and administrator fees		1,809
Transfer agent and shareholder service fees		1,146
Temporary Guarantee Program expense (Note 4)		147
Portfolio accounting fees		57
Professional fees		35
Trustees’ fees		31
Registration fees		22
Custodian fees		14
Tax expenses		8
Interest expense		6
Shareholder reports		1
Other expenses	+	10

Total expenses		3,286
Expense reduction by adviser and Schwab	—	889

Net expenses		2,397

Increase (Decrease) in Net Assets from Operations
Total investment income		3,414
Net expenses	—	2,397

Net investment income		1,017
Net realized gains	+	53

Increase in net assets from operations		$1,070

36 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$1,017	$7,817
Net realized gains	+	53	41

Increase in net assets from operations		1,070	7,858

Distributions to Shareholders
Distributions from net investment income		1,023	7,816
Distributions from net realized gains	+	54	—

Total distributions		1,077	7,816

Transactions in Fund Shares*
Shares sold		365,244	1,094,601
Shares reinvested		966	6,921
Shares redeemed	+	(544,737)	(817,711)

Net transactions in fund shares		(178,527)	283,811

Net Assets
Beginning of period		561,784	277,931
Total increase or decrease	+	(178,534)	283,853

End of period		$383,250	$561,784

Net investment income not yet distributed		$—	$1

*	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 37

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund currently offers one share class: Value Advantage Shares.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

38

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

 39

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. To the extent a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. Any defensive investments in taxable securities and securities whose interest is subject to AMT could generate taxable income. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

40

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The program expired on September 18, 2009. The Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The Schwab California Municipal Money Fund and the Schwab California AMT Tax-Free Money Fund paid $1,024 and $52, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Schwab California Municipal Money Fund and the Schwab California AMT Tax-Free Money Fund paid $3,074 and $154, respectively, to participate in the Program Extensions, which covered the period December 19, 2008 through September 18, 2009. The cost of participating in the Program and the Program Extensions was borne by each participating fund and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and

Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pay Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to funds’ shareholders holding shares of the funds through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets as follows:

Shareholder Service Fees

Sweep Shares*	0.35%
Value Advantage Shares	0.22%

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares*	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%

Contractual Expense Limitation

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit total annual fund operating expenses, excluding interest, taxes, costs of participating in the U.S. Treasury

 41

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Temporary Guarantee Program and certain non-routine expenses, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s board of trustees, as follows:

Sweep Shares*	0.60%
Value Advantage Shares	0.45%

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

In addition, effective January 1, 2009 through December 31, 2010, CSIM and Schwab agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the funds. Schwab and the investment adviser may recapture from the funds any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the funds to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect the funds’ future yield.

As of December 31, 2009, the balance of the recoupable expenses is as follows:

	Schwab California Municipal	Schwab California AMT
Expiration Date	Money Fund	Tax-Free Fund

December 31, 2012	$5,689	$69

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2009, each fund’s aggregate security transactions with other Schwab Funds were as follow:

Schwab California Municipal Money Fund	$4,821,707
Schwab California AMT Tax-Free Money Fund	$716,987

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the

42

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

7. Borrowing from Banks (continued):

amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit for the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the funds had no undistributed earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the funds had no capital loss carry forwards.

As of December 31, 2009, the funds had no deferred capital losses and the capital losses utilized to offset capital gains were as follows.

	Schwab California Municipal	Schwab California AMT Tax-Free
	Money Fund	Money Fund

Capital losses utilized	$483	$—

The tax-basis components of distributions during the current and prior periods were:

	Schwab California Municipal	Schwab California AMT Tax-Free
	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$11,598	$1,023
Ordinary income	427	52
Long-term capital gains	37	2
Prior period distributions
Tax-exempt income	$184,109	$7,816
Ordinary income	—	—
Long-term capital gains	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, the funds made the following reclassifications:

	Schwab California	Schwab California
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital shares	($27)	($6)
Undistributed net investment income	—	5
Net realized capital gains (losses)	27	1

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any,

 43

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

44

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund (two of the portfolios constituting Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

 45

Other Federal Tax Information, (unaudited)
(All dollar amounts are x 1,000)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the period ended December 31, 2009.

Percentage

Schwab California Municipal Money Fund	100
Schwab California AMT Tax-Free Money Fund	100

For the period ended December 31, 2009, the funds hereby designate the following as a capital gain dividend:

Schwab California Municipal Money Fund	$37
Schwab California AMT Tax-Free Money Fund	2

46

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	167,980,932,203.89	9,759,702,512.60	94.51%
Walter W. Bettinger, II	169,473,571,327.92	8,267,063,388.57	95.35%
Mariann Byerwalter	169,937,016,287.95	7,803,618,428.54	95.61%
John F. Cogan	170,662,820,803.72	7,077,813,912.77	96.02%
William A. Hasler	169,192,884,471.18	8,547,750,245.31	95.19%
Gerald B. Smith	170,117,528,534.11	7,623,106,182.38	95.71%
Donald R. Stephens	170,431,060,392.66	7,309,574,323.83	95.89%
Joseph H. Wender	169,811,426,468.85	7,929,208,247.64	95.54%
Michael W. Wilsey	169,819,526,309.55	7,921,108,406.94	95.54%

 47

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1—Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals) ; Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1—Director, Mission West Properties Board 2—Director, TOUSA Board 3—Director, Harris-Stratex Networks Board 4—Director, Globalstar, Inc. Board 5—Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1—Lead Independent Director, Board of Cooper Industries Board 2—Director and Chairman of the Audit Committee of Oneok Partners LP Board 3—Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1—Director and Chairman of the Audit Committee, Isis Pharmaceuticals

48

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 49

 Officers of the Trust

Name, Year of Birth, and Position(s)	Principal Occupations
with the trust; (Terms of office, and	During the Past Five
length of Time Served3)	Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

50

Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (Effective Maturity Date). For those securities with a maturity-shortening provision, including variable-rate demand securities, the maturity is determined by using the Effective Maturity Date.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

 51

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1—0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity or the Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

52

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© 2009 Schwab Funds. All rights reserved.

 53

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR26569-07

Annual report dated December 31, 2009 enclosed.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

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Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Annual Report
December 31, 2009

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, investment conditions for money market funds industry-wide improved markedly from 2008, but continued to be challenging as interest rates declined to and then remained at historically low levels. Compared to a year earlier, concern surrounding the ability of money funds to meet safety and liquidity requirements in the wake of the credit crisis receded as the introduction of government programs, the proposal of new money fund regulations by the U.S. Securities and Exchange Commission (SEC), and a general recovery in the markets helped to bolster investor confidence.

Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the reporting period. The funds also maintained a positive net yield. However, the low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities, translated into low yields on securities in which Schwab’s money funds invest.

Recognizing the important role that money market funds play in investors’ portfolios, Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser Charles Schwab Investment Management, Inc. (CSIM) voluntarily waived certain fees or expenses to maintain a positive net yield for certain Schwab money funds. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

As you may have noticed in your recent money fund shareholder reports, we have added several new charts and tables related to portfolio composition in an effort to provide greater transparency to investors. Additional information specific to Schwab’s money funds, such as a list of frequently asked questions and recent holdings for select money funds, can be found at www.schwab.com/moneyfunds and on www.schwabinstitutional.com.

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000.

Sincerely,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 1

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

Schwab Municipal Money Fund

The Schwab Municipal Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 26 and 42 days (from 12/31/08-12/31/09).

Each year beginning in June and lasting into the fourth quarter, municipalities across the country typically issue fixed rate notes with maturities as long as 13 months as a means of addressing short-term fiscal needs. Municipal money market funds historically have used these notes as a primary tool to manage their WAM, provided that each issue meets established credit quality and liquidity standards. Each year during this period, the investment adviser to the fund routinely allocates a varying percentage of fund assets to these notes based on the current interest rate environment and anticipated future interest rates. Consistent with the annual issuance of fixed rate notes by state and local government issuers described above, the WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June.

For 2009, the fund’s WAM was kept long relative to its peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009 due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Interest rates on fixed rate notes also declined, resulting in much lower reinvestment yields for positions that matured during the period.

Also notable during the latter half of 2009 was the increased participation of non-traditional buyers in the short-term municipal market. These buyers typically were taxable market participants, such as private money managers and corporate treasury departments, who tend to increase their holdings of municipal securities when tax-exempt yields exceed 75% of taxable money market yields. This tended to depress municipal rates during the period.

As of 12/31/09:
 Portfolio Composition by Maturity1

% of Investments

1-15 Days	77.2%
16-30 Days	1.0%
31-60 Days	4.4%
61-90 Days	2.8%
91-120 Days	2.2%
More than 120 Days	12.4%

 Statistics

Weighted Average Maturity[2]	39 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	58%

 Portfolio Composition by Security Type4

% of Investments

Tender Option Bonds	32.7%
Variable Rate Demand Notes	42.1%
Commercial Paper	8.6%
Fixed Rate Notes	16.6%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	11.7%
New York	10.3%
California	9.1%
Florida	6.2%
Washington	4.3%
Tennessee	4.1%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab Municipal Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Municipal Money Fund
		Value
	Sweep	Advantage	Select	Institutional
	Shares	Shares®	Shares®	Shares

Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	*	$25,000[2]	$1,000,000	$3,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.04%	0.15%

Seven-Day Yield—Without Contractual Expense Limitation[4]	-0.06%	-0.07%	-0.15%	-0.14%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.04%	0.15%

Seven-Day Taxable-Equivalent Effective Yield[3,5]	0.02%	0.02%	0.06%	0.23%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit each share class’s total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[4]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit/recapture of the voluntary expense waiver. The voluntary expense waiver added 0.21% and 0.06% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively. The voluntary expense waiver recapture reduced the seven-day yield of the Select Shares by 0.01%.
[5]	Taxable-equivalent effective yield assumes a 2009 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Municipal Money Fundtm 5

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 30 and 48 days (from 12/31/08-12/31/09).

Each year beginning in June and lasting into the fourth quarter, municipalities across the country typically issue fixed rate notes with maturities as long as 13 months as a means of addressing short-term fiscal needs. Municipal money market funds historically have used these notes as a primary tool to manage their WAM, provided that each issue meets established credit quality and liquidity standards. Each year during this period, the investment adviser to the fund routinely allocates a varying percentage of fund assets to these notes based on the current interest rate environment and anticipated future interest rates. Consistent with the annual issuance of fixed rate notes by state and local government issuers described above, the WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June.

For 2009, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009 due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Interest rates on fixed rate notes also declined, resulting in much lower reinvestment yields for positions that matured during the period.

Also notable during the latter half of 2009 was the increased participation of non-traditional buyers in the short-term municipal market. These buyers typically were taxable market participants, such as private money managers and corporate treasury departments, who tend to increase their holdings of municipal securities when tax-exempt yields exceed 75% of taxable money market yields. This tended to depress municipal rates during the period.

As of 12/31/09:
 Portfolio Composition by Maturity1

% of Investments

1-15 Days	74.0%
16-30 Days	0.7%
31-60 Days	5.4%
61-90 Days	3.2%
91-120 Days	1.7%
More than 120 Days	15.0%

 Statistics

Weighted Average Maturity[2]	45 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	57%

 Portfolio Composition by Security Type4

% of Investments

Tender Option Bonds	38.5%
Variable Rate Demand Notes	35.5%
Commercial Paper	9.1%
Fixed Rate Notes	16.9%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	12.2%
Illinois	11.5%
New York	8.3%
Florida	7.8%
California	4.6%
Pennsylvania	4.6%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab AMT Tax-Free
	Money Fund
		Value
	Sweep	Advantage
	Shares	Shares®

Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[4]	-0.10%	-0.14%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable-Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit each share class’s total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[4]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.22% and 0.05% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a 2009 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab AMT Tax-Free Money Fundtm 7

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.45%	$1,000	$1,000.20	$2.27
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29
Value Advantage Shares®
Actual Return	0.43%	$1,000	$1,000.30	$2.17
Hypothetical 5% Return	0.43%	$1,000	$1,023.04	$2.19
Select Shares®
Actual Return	0.36%	$1,000	$1,000.60	$1.82
Hypothetical 5% Return	0.36%	$1,000	$1,023.39	$1.84
Institutional Shares
Actual Return	0.26%	$1,000	$1,001.10	$1.31
Hypothetical 5% Return	0.26%	$1,000	$1,023.89	$1.33

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.47%	$1,000	$1,000.20	$2.37
Hypothetical 5% Return	0.47%	$1,000	$1,022.84	$2.40
Value Advantage Shares®
Actual Return	0.43%	$1,000	$1,000.40	$2.17
Hypothetical 5% Return	0.43%	$1,000	$1,023.04	$2.19

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.19		1.85	3.12	2.83	1.79

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.54	[2]	0.60	0.59	0.64	0.65
Gross operating expenses	0.70		0.69	0.68	0.81	0.82
Net investment income (loss)	0.18		1.81	3.07	2.79	1.77
Net assets, end of period ($ x 1,000,000)	10,303		10,856	8,491	7,230	7,467

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Value Advantage Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.27		2.00	3.27	3.03	2.00

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[2]	0.45	0.45	0.45	0.45
Gross operating expenses	0.57		0.56	0.55	0.58	0.59
Net investment income (loss)	0.29		1.96	3.22	2.98	1.97
Net assets, end of period ($ x 1,000,000)	1,954		3,219	2,786	2,798	3,007

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Municipal Money Fundtm

Financial Highlights continued

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Select Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.36		2.10	3.37	3.13	2.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.37	[2]	0.35	0.35	0.35	0.35
Gross operating expenses	0.57		0.56	0.55	0.58	0.59
Net investment income (loss)	0.35		2.05	3.31	3.10	2.11
Net asset, end of period ($ x 1,000,000)	1,389		1,700	1,428	1,244	966

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Institutional Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.46		2.21	3.48	3.25	2.21

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[2]	0.25 [3]	0.24	0.24	0.24
Gross operating expenses	0.57		0.56	0.55	0.58	0.59
Net investment income (loss)	0.47		2.15	3.41	3.21	2.20
Net assets, end of period ($ x 1,000,000)	3,750		4,811	3,840	2,494	1,783

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.35% for Select Shares and 0.24% for Institutional Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 The ratio of net operating expenses would have been 0.24% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

10 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.0%		Municipal Securities	17,400,422	17,400,422
1.4%		Other Investments	232,500	232,500

101.4%		Total Investments	17,632,922	17,632,922
(1	.4)%	Other Assets and Liabilities, Net		(235,405)

100.0%		Net Assets		17,397,517

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.0% of net assets

Alabama 1.4%
Alabama
GO Bonds
Series 2007A
0.24%, 01/07/10 (a)(b)(c)(d)	12,652	12,652
Alabama HFA
M/F Housing RB (Chapel Ridge Apts)
Series 2005E
0.41%, 01/07/10 (a)(b)	11,000	11,000
M/F Housing Refunding RB (Hunter Ridge Apts)
Series 2005F
0.41%, 01/07/10 (a)(b)	10,550	10,550
Alabama Municipal Funding Corp
Municipal Funding Notes
Series 2008A
0.23%, 01/07/10 (a)(b)	4,245	4,245
Municipal Funding Notes Master
Series 2006A
0.23%, 01/07/10 (a)(b)	23,345	23,345
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur)
Series 2003A
0.35%, 01/06/10 (a)	17,000	17,000
Fultondale
GO Warrants
Series 2005B
1.10%, 01/07/10 (a)(b)	11,540	11,540
Homewood Educational Building Auth
Educational Facilities RB (Samford Univ)
Series 2008A
0.76%, 01/07/10 (a)(b)	50,000	50,000
Hoover
GO Sewer Warrants
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	11,945	11,945
Jackson IDB
IDRB (Specialty Minerals)
Series 1999
0.55%, 01/07/10 (a)(b)	8,200	8,200
Millport IDA
RB (Steel Dust Recycling)
Series 2007
0.30%, 01/07/10 (a)(b)	6,300	6,300
Mobile IDB
Pollution Control RB (Alabama Power) First
Series 2009
1.40%, 07/16/10	6,000	6,000
Montgomery Cnty Public Building Auth
Revenue Warrants
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	10,710	10,710
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center)
Series 2000
0.59%, 01/07/10 (a)	15,000	15,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining)
Series 2008C
0.37%, 01/06/10 (a)(b)	10,000	10,000
Wilsonville IDB
Solid Waste Disposal RB (Alabama Power Gaston Plant)
Series 2008
2.00%, 01/07/10	34,000	34,000

		242,487

Alaska 0.4%
Alaska
International Airports System Refunding RB
Series 2009A
0.26%, 01/06/10 (a)(b)	7,500	7,500
Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) First
Series 2006A2
0.40%, 01/07/10 (a)(c)(d)	5,500	5,500
General Mortgage RB
Series 2002A
0.23%, 01/07/10 (a)(c)(d)	5,995	5,995
General Purpose Housing Bonds
Series 2005A
0.28%, 01/07/10 (a)(c)(d)	8,490	8,490
State Capital Project Bonds
Series 2006A
0.23%, 01/07/10 (a)(b)(c)(d)	27,530	27,530
Alaska Student Loan Corp
Student Loan RB
Series 2000A
0.85%, 07/01/10 (b)	3,250	3,331
Northern Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.55%, 06/01/10 (b)	5,220	5,347

		63,693

See financial notes 11

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Arizona 1.2%
Ak-Chin Indian Community
Bonds
Series 2008
0.25%, 01/07/10 (a)(b)	17,650	17,650
Arizona Board of Regents
RB (Arizona State Univ)
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	10,260	10,260
Arizona Health Facilities Auth
RB (Banner Health)
Series 2008B
0.20%, 01/06/10 (a)(b)	12,000	12,000
Chandler IDA
RB (Intel Corp)
Series 2007
0.31%, 01/07/10 (a)(b)(c)(d)	60,000	60,000
Glendale IDA
CP Revenue Notes (Midwestern Univ Financing Program)
0.34%, 03/02/10 (b)	29,000	29,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts)
Series 2004
0.31%, 01/07/10 (a)(b)	7,750	7,750
Phoenix Civic Improvement Corp
Airport Revenue BAN
Series 2008A & 2008B
0.27%, 03/10/10 (b)	23,000	23,000
Sub Excise Tax RB
Series 2005A
0.23%, 01/07/10 (a)(c)(d)	6,755	6,755
Wastewater System Jr Lien RB
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	10,290	10,290
Pima Cnty IDA
Pollution Control RB (Tucson Electric)
Series 2009A
0.50%, 04/07/10 (b)(c)(d)	9,995	9,995
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2006A
0.25%, 01/07/10 (a)(c)(d)	8,500	8,500
Tempe IDA
RB (ASUF Brickyard)
Series 2004A
0.25%, 01/07/10 (a)(b)	1,885	1,885
Yavapai Cnty IDA
Hospital RB (Northern Arizona Healthcare System)
Series 2008B
0.23%, 01/07/10 (a)(b)	3,910	3,910
Solid Waste RB (Allied Waste North America)
Series 2007A
0.29%, 01/07/10 (a)(b)	10,000	10,000

		210,995

Arkansas 0.1%
Univ of Arkansas Board of Trustees
Various Facilities RB (UAMS Campus)
Series 2006
0.57%, 03/10/10 (b)(c)(d)	14,445	14,445

California 9.1%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp)
Series 2008A
0.45%, 01/07/10 (a)(b)	3,315	3,315
RB (Heat & Control)
Series 1995A
0.42%, 01/06/10 (a)(b)	4,100	4,100
Assoc of Bay Area Governments
RB (Katherine Delmar Burke School)
Series 2007
0.37%, 01/07/10 (a)(b)	4,400	4,400
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.24%, 01/07/10 (a)(c)(d)	2,800	2,800
San Francisco Bay Area Toll Bridge RB
Series 2007E3
0.29%, 01/07/10 (a)(c)(f)	50,000	50,000
San Francisco Bay Area Toll Bridge RB
Series 2008D1
0.20%, 01/07/10 (a)(c)	1,700	1,700
California
Economic Recovery Bonds
Series 2004C1
0.28%, 01/04/10 (a)(b)	1,350	1,350
Economic Recovery Bonds
Series 2004C15
0.29%, 01/06/10 (a)(b)(c)	10,150	10,150
GO Bonds
Series 2003B2
0.21%, 01/06/10 (a)(b)	3,900	3,900
California Health Facilities Financing Auth
RB (Kaiser Permanente)
Series 2006E
0.42%, 02/24/10	5,000	5,000
RB (Providence Health Services)
Series 2008C
0.25%, 01/07/10 (a)(c)(d)	2,005	2,005
RB (Providence Health Services)
Series 2009B
0.22%, 01/07/10 (a)(c)(d)(f)	12,500	12,500
California HFA
Home Mortgage RB
Series 2001U
0.40%, 01/04/10 (a)(c)	51,515	51,515
Home Mortgage RB
Series 2002B
0.47%, 01/04/10 (a)(b)(c)	19,660	19,660
Home Mortgage RB
Series 2003F
0.40%, 01/06/10 (a)(b)(c)	26,000	26,000
Home Mortgage RB
Series 2003H
0.40%, 01/06/10 (a)(b)(c)	16,940	16,940
Home Mortgage RB
Series 2005H
0.35%, 01/04/10 (a)(c)	60,000	60,000
0.35%, 01/04/10 (a)(c)(g)	14,305	14,305
Home Mortgage RB
Series 2008C
0.40%, 01/04/10 (a)(c)	26,565	26,565

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Home Mortgage RB
Series 2008D
0.35%, 01/04/10 (a)(c)	14,645	14,645
0.36%, 01/04/10 (a)(c)	1,685	1,685
California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits)
Series 2000A
0.42%, 01/06/10 (a)(b)	3,330	3,330
RB (Orange Cnty Performing Arts Center)
Series 2008C
0.25%, 01/07/10 (a)(b)	8,070	8,070
California Pollution Control Financing Auth
RB (Garden City Sanitation)
Series 2009A
0.26%, 01/06/10 (a)(b)	11,000	11,000
RB (Garden City Sanitation)
Series 2009B
0.31%, 01/06/10 (a)(b)	5,000	5,000
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.40%, 01/06/10 (a)(b)	6,980	6,980
Solid Waste Disposal RB (Blue Line Transfer)
Series 1999A
0.40%, 01/06/10 (a)(b)	6,000	6,000
Solid Waste Disposal RB (Blue Line Transfer)
Series 2001A
0.40%, 01/06/10 (a)(b)	2,450	2,450
Solid Waste Disposal RB (GreenWaste of Palo Alto)
Series 2008B
0.45%, 01/06/10 (a)(b)	12,465	12,465
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.45%, 01/06/10 (a)(b)	1,640	1,640
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.45%, 01/06/10 (a)(b)	17,140	17,140
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2008A
0.45%, 01/06/10 (a)(b)	16,110	16,110
Solid Waste Disposal RB (MarBorg Industries)
Series 2000A
0.35%, 01/06/10 (a)(b)	2,720	2,720
Solid Waste Disposal RB (MarBorg Industries)
Series 2002
0.35%, 01/06/10 (a)(b)	3,400	3,400
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.40%, 01/06/10 (a)(b)	3,720	3,720
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.45%, 01/06/10 (a)(b)	9,790	9,790
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.45%, 01/06/10 (a)(b)	385	385
Solid Waste Disposal Refunding RB (MarBorg Industries)
Series 2009A
0.26%, 01/06/10 (a)(b)	3,915	3,915
California Rural Home Mortgage Finance Auth Homebuyers Fund
S/F Mortgage RB
Series 2005A
0.35%, 01/04/10 (a)(c)	2,450	2,450
California Statewide Communities Development Auth
RB (Elder Care Alliance)
Series 2000
0.43%, 01/06/10 (a)(b)	12,560	12,560
RB (Kaiser Permanente)
Series 2004E
0.46%, 04/01/10	22,130	22,316
0.68%, 04/01/10	500	504
0.70%, 04/01/10	5,045	5,085
0.70%, 04/01/10	700	705
0.78%, 04/01/10	750	756
0.80%, 04/01/10	125	126
1.46%, 04/01/10	415	417
1.50%, 04/01/10	235	236
RB (Kaiser Permanente)
Series 2004K
0.34%, 02/04/10	22,000	22,000
RB (Kaiser Permanente)
Series 2006D
0.34%, 02/04/10	23,000	23,000
0.33%, 03/04/10	10,000	10,000
RB (Kaiser Permanente)
Series 2008B
0.33%, 03/04/10	17,000	17,000
0.35%, 04/06/10	32,000	32,000
RB (Kaiser Permanente)
Series 2009B2
0.45%, 02/11/10	35,000	35,000
RB (Kaiser Permanente)
Series 2009B6
0.45%, 02/03/10	15,000	15,000
RB (Western Univ of Health Sciences)
Series 2007A
0.40%, 01/07/10 (a)(b)	14,500	14,500
TRAN Program Note Participations (Fresno)
Series 2009A2
0.44%, 06/30/10	56,300	56,731
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	30,000	30,169
California Transit Finance Auth
Bonds (California Finance Program)
Series 1997
0.40%, 01/06/10 (a)(b)(c)	10,000	10,000
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax)
Series 2009
0.50%, 10/01/10	30,000	30,447
Delano
COP (Delano Regional Medical Center)
0.34%, 01/07/10 (a)(b)	14,215	14,215
Eden Healthcare District
RB (Eden Hospital Health Services)
Series 2004
0.43%, 01/07/10 (a)(b)	16,170	16,170
Fresno Cnty
TRAN 2009-2010
0.45%, 06/30/10	20,000	20,152
Hartnell Community College District
GO Bonds
Series D
0.55%, 03/18/10 (b)(c)(d)	8,880	8,880

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hayward
M/F Housing RB (Shorewood Apts)
Series 1984A
0.23%, 01/07/10 (a)(b)	500	500
Kentucky Economic Development Finance Auth
Hospital Facilities Refunding RB (St. Elizabeth Medical Center)
Series 2009B
0.22%, 01/06/10 (a)(b)	7,600	7,600
Long Beach
Harbor Refunding RB
Series 2005A
0.65%, 01/07/10 (a)(c)(d)	12,580	12,580
Refunding RB
Series 1998A
0.65%, 01/07/10 (a)(b)(c)(d)	5,525	5,525
TRAN 2009-2010
0.48%, 09/30/10	12,000	12,180
Long Beach Community College District
GO Bonds
Series 2007D
0.55%, 03/09/10 (b)(c)(d)	25,255	25,255
Los Angeles
TRAN 2009
0.45%, 04/28/10	40,000	40,262
Wastewater System Refunding RB
Series 2003A
0.25%, 01/07/10 (a)(c)(d)	1,000	1,000
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10	50,000	50,416
Los Angeles Dept of Water & Power
Power System RB
Series 2002A1
0.23%, 01/07/10 (a)(c)(f)	44,800	44,800
Power System RB
Series 2002A7
0.20%, 01/07/10 (a)(c)(f)	11,200	11,200
Los Angeles Municipal Improvement Corp
Lease RB
Series 2006A
0.65%, 02/18/10 (b)(c)(d)	19,375	19,375
Los Angeles USD
TRAN 2009-2010
Series A
0.62%, 08/12/10	60,000	60,502
San Diego
TRAN 2009-2010
Series B
0.52%, 01/29/10	10,000	10,011
TRAN 2009-2010
Series C
0.54%, 04/30/10	20,000	20,095
San Diego Cnty & SDs Pool Program
TRAN
Series 2009A
0.40%, 06/30/10	50,000	50,393
San Diego USD
TRAN 2009-2010
Series A
0.52%, 07/08/10	35,000	35,265
San Francisco Airport Commission
Second
Series Refunding RB Issue 36D
0.25%, 01/06/10 (a)(b)(c)	10,480	10,480
Sub CP Notes
Series A
0.45%, 02/04/10 (b)	24,000	24,000
San Ramon Valley USD
TRAN 2009
0.40%, 11/16/10	30,000	30,418
Santa Clara Cnty
TRAN 2009-2010
0.50%, 06/30/10	50,000	50,368
Santa Cruz Cnty
TRAN 2009-2010
0.50%, 07/08/10	15,000	15,115
South Coast Local Education Agencies
Pooled TRAN
Series 2009A
0.49%, 09/29/10	14,835	15,000
Southern California Home Financing Auth
S/F Mortgage RB
Series 2006A
0.35%, 01/04/10 (a)(c)	32,460	32,460
Southern California Metropolitan Water District
RB
Series 2005B2
0.27%, 01/04/10 (a)(c)	38,205	38,205
Southern California Public Power Auth
RB (Tieton Hydropower)
Series 2009A
0.41%, 08/16/10	11,180	11,290
Revenue Notes (Canyon Power)
Series 2009A
0.41%, 08/03/10	16,135	16,285
Revenue Notes (Linden Wind) Energy
Series 2009A
0.43%, 10/01/10	80,000	80,937

		1,578,586

Colorado 2.6%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter)
Series 1997
1.40%, 01/01/10 (a)(b)	3,500	3,500
Colorado
TRAN
Series 2009A
0.55%, 08/12/10	40,000	40,352
Colorado Educational & Cultural Facilities Auth
RB (Caldwell Academy)
Series 2007
0.22%, 01/07/10 (a)(b)	9,350	9,350
RB (Clyfford Still Museum)
Series 2008
0.22%, 01/07/10 (a)(b)	2,000	2,000
RB (St. John Evangelical Lutheran School)
Series 2007
0.51%, 01/04/10 (a)(b)	11,465	11,465

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.25%, 01/07/10 (a)(c)(d)	14,025	14,025
Colorado HFA
S/F Mortgage Bonds
Series 2006B3
0.27%, 01/06/10 (a)(c)	12,500	12,500
S/F Mortgage Bonds
Series 2007A2
0.27%, 01/06/10 (a)(c)	23,000	23,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks)
Series 2007A
0.25%, 01/07/10 (a)(c)(d)	16,830	16,830
0.25%, 01/07/10 (a)(c)(d)	18,085	18,085
0.25%, 01/07/10 (a)(c)(d)	29,700	29,700
Colorado Springs
Refunding RB
Series 2009
0.50%, 09/01/10 (b)(c)(d)	6,865	6,865
Utilities System Sub Lien RB
Series 2005A
0.20%, 01/07/10 (a)(c)	36,265	36,265
Commerce City Northern Infrastructure General Improvement District
GO Bonds
Series 2006
0.25%, 01/07/10 (a)(b)	9,825	9,825
Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds
Series 1992A
0.45%, 01/28/10 (b)(c)(d)	8,165	8,165
Denver
Airport System RB
Series 1992G
0.29%, 01/06/10 (a)(b)	1,900	1,900
Airport System RB
Series 2007A
0.31%, 01/07/10 (a)(b)(c)(d)	85,870	85,870
Airport System RB
Series 2007D
0.31%, 01/07/10 (a)(b)(c)(d)	12,385	12,385
Airport System RB
Series 2007E
0.28%, 01/07/10 (a)(b)(c)(d)	17,075	17,075
Airport System RB
Series 2008A1, A2 &A4
0.31%, 01/07/10 (a)(b)(c)(d)	68,570	68,570
Airport System RB
Series 2009C
0.25%, 01/06/10 (a)(b)	10,000	10,000
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A2
0.23%, 01/07/10 (a)(b)	9,805	9,805
Moffat Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.30%, 01/06/10 (a)(b)	7,400	7,400

		454,932

Connecticut 0.2%
Connecticut Health & Educational Facilities Auth
RB (Wesleyan Univ)
Series 2001D
0.25%, 01/06/10 (a)(c)	19,400	19,400
Connecticut HFA
Housing Mortgage Finance Bonds
Series 2002B3
0.30%, 01/07/10 (a)(c)	7,900	7,900

		27,300

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services)
Series 2008B
0.20%, 01/07/10 (a)(f)	12,500	12,500

District of Columbia 2.9%
District of Columbia
GO Bonds
Series 2007C
0.28%, 01/07/10 (a)(b)(c)(d)	16,849	16,849
GO Bonds
Series 2008E
0.25%, 01/07/10 (a)(b)(c)(d)	6,030	6,030
GO TRAN 2010
0.43%, 09/30/10	57,000	57,876
0.44%, 09/30/10	19,000	19,290
0.45%, 09/30/10	19,000	19,289
RB (American National Red Cross)
Series 2000
0.25%, 01/22/10 (b)	22,100	22,100
RB (American Psychological Assoc)
Series 2003
0.27%, 01/07/10 (a)(b)	2,505	2,505
RB (St. Coletta Special Education Public Charter School)
Series 2005
0.25%, 01/07/10 (a)(b)	3,365	3,365
Refunding RB (Howard Univ)
Series 2006A
0.23%, 01/07/10 (a)(b)(c)(d)	11,955	11,955
District of Columbia HFA
M/F Housing RB (Pentacle Apts)
Series 2008
0.26%, 01/07/10 (a)(b)	3,850	3,850
Metropolitan Washington Airports Auth
Airport System RB
Series 2003D1
0.32%, 01/07/10 (a)(b)	28,945	28,945
Airport System RB
Series 2003D2
0.32%, 01/07/10 (a)(b)	22,500	22,500
Airport System RB
Series 2004B
0.45%, 01/07/10 (a)(c)(d)	4,060	4,060
Airport System RB
Series 2005A
0.34%, 01/06/10 (a)(c)(d)	12,505	12,505

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Airport System RB
Series 2006B
0.45%, 01/07/10 (a)(c)(d)	11,695	11,695
Airport System RB
Series 2007B
0.31%, 01/07/10 (a)(c)(d)	15,040	15,040
0.31%, 01/07/10 (a)(b)(c)(d)	8,995	8,995
Airport System RB
Series 2008A
0.31%, 01/07/10 (a)(c)(d)	7,803	7,803
0.31%, 01/07/10 (a)(c)(d)	19,135	19,135
0.40%, 01/07/10 (a)(c)(d)	8,020	8,020
Airport System RB
Series 2009D1
0.22%, 01/07/10 (a)(b)	15,900	15,900
Airport System Refunding RB
Series 2002C
0.35%, 01/06/10 (a)(b)(c)	90,250	90,250
Airport System Refunding RB
Series 2003A
0.31%, 01/07/10 (a)(b)(c)(d)	9,350	9,350
Airport System Refunding RB
Series 2004D
0.70%, 10/01/10	5,000	5,160
0.78%, 10/01/10	3,850	3,971
Airport System Refunding RB
Series 2007A
0.65%, 01/07/10 (a)(c)(d)	30,485	30,485
Airport System Revenue CP
Series One A&B
0.40%, 02/24/10 (b)	23,500	23,500
0.40%, 04/07/10 (b)	20,000	20,000

		500,423

Florida 6.2%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts)
Series 1995
0.25%, 01/07/10 (a)(b)	1,900	1,900
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts)
Series 1993A
0.40%, 01/07/10 (a)(b)	11,000	11,000
Broward Cnty SD/Board
COP
Series 2005A
0.28%, 01/07/10 (a)(b)(c)(d)	5,530	5,530
Cape Coral
CP Notes
0.35%, 01/14/10 (b)	36,925	36,925
0.32%, 02/10/10 (b)	4,842	4,842
0.33%, 03/10/10 (b)	47,946	47,946
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts)
Series 2000
0.30%, 01/06/10 (a)(b)	3,200	3,200
Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring)
Series 2005
0.24%, 01/06/10 (a)(b)	16,200	16,200
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts)
Series 2001A
0.26%, 01/06/10 (a)(b)	3,800	3,800
Dade Cnty IDA
IDRB (South Florida Stadium)
Series 1985C
0.21%, 01/06/10 (a)(b)	1,050	1,050
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	16,189	16,189
Florida Dept of Transportation
Turnpike RB
Series 2006A
0.65%, 01/14/10 (c)(d)	7,110	7,110
Florida HFA
Housing RB (Caribbean Key Apts)
Series 1996F
0.30%, 01/06/10 (a)(b)	290	290
Housing RB (Heritage Pointe Apts)
Series 1999I-1
0.30%, 01/06/10 (a)(b)	6,960	6,960
Housing RB (Tiffany Club Apts)
Series 1996P
0.30%, 01/06/10 (a)(b)	5,650	5,650
Housing RB (Timberline Apts)
Series 1999P
0.34%, 01/06/10 (a)(b)	6,635	6,635
M/F Housing RB (Cameron Cove Apts)
Series 1985XX
0.28%, 01/06/10 (a)(b)	400	400
M/F Mortgage RB (Lynn Lake Apts)
Series 2005B1
0.32%, 01/07/10 (a)(b)	20,315	20,315
Florida Housing Finance Corp
M/F Mortgage RB (Clear Harbor Apts)
Series 2007H
0.34%, 01/07/10 (a)(b)	3,295	3,295
M/F Mortgage RB (Lakeshore Apts)
Series 2004H
0.32%, 01/07/10 (a)(b)	7,900	7,900
M/F Mortgage RB (Spring Haven Apts)
Series 2004F
0.32%, 01/07/10 (a)(b)	6,200	6,200
M/F Mortgage RB (Spring Haven Apts)
Series 2006G
0.34%, 01/07/10 (a)(b)	3,965	3,965
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista)
Series 2004L
0.26%, 01/07/10 (a)(b)	17,410	17,410
Florida Local Government Finance Commission
Pooled CP
Series 1994A
0.30%, 03/04/10 (b)	7,922	7,922
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 2002E
0.23%, 01/07/10 (a)(c)(d)	6,565	6,565
Public Education Capital Outlay Bonds
Series 2003B
0.23%, 01/07/10 (a)(c)(d)	8,000	8,000

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt)
Series 2005I
0.22%, 01/07/10 (a)	11,250	11,250
Hillsborough Cnty
CP (Capital Improvement Program)
Series A
0.45%, 05/06/10 (b)	12,500	12,500
Solid Waste & Resource Recovery RB
Series 2006A
0.31%, 01/07/10 (a)(b)(c)(d)	9,560	9,560
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport)
Series 2008A
0.31%, 01/07/10 (a)(b)(c)(d)	49,985	49,985
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa)
Series 2000
0.30%, 01/07/10 (a)(b)	4,500	4,500
Hillsborough Cnty HFA
M/F Housing RB (Hunt Club Apts)
Series 2008
0.29%, 01/07/10 (a)(b)	5,445	5,445
M/F Housing RB (Lake Kathy Apts)
Series 2005
0.32%, 01/07/10 (a)(b)	20,670	20,670
Hillsborough Cnty IDA
RB (Independent Day School)
Series 2000
0.30%, 01/07/10 (a)(b)	600	600
Hillsborough Cnty School Board/SD
Sales Tax Refunding RB
Series 2007
0.65%, 01/28/10 (b)(c)(d)	10,925	10,925
Jacksonville
Excise Taxes RB
Series 2009C
0.80%, 10/01/10	3,075	3,114
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.25%, 01/06/10 (a)(b)	4,600	4,600
RB (Bolles School)
Series 1999A
0.32%, 01/07/10 (a)(b)	1,000	1,000
Refunding RB (Florida First Coast YMCA)
Series 2003
0.25%, 01/07/10 (a)(b)	4,010	4,010
Special Facility Airport RB (Holland Sheltair Aviation Group)
Series 2004A1
0.35%, 01/07/10 (a)(b)	3,410	3,410
Jacksonville Health Facilities Auth
RB (River Garden/The Coves)
Series 1994
0.32%, 01/07/10 (a)(b)	2,490	2,490
Jacksonville HFA
M/F Housing Refunding RB (St. Augustine Apts)
Series 2006
0.24%, 01/06/10 (a)(b)	3,300	3,300
Jacksonville Port Auth
RB
Series 2008
0.31%, 01/07/10 (a)(b)(c)(d)	28,670	28,670
JEA
Water & Sewer RB
Series 2005B
0.25%, 01/07/10 (a)(c)(d)	12,645	12,645
Manatee Cnty HFA
M/F Housing RB (Sabal Palm Harbor Apts)
Series 2000A
0.30%, 01/06/10 (a)(b)	4,200	4,200
Marion Cnty IDA
IDRB (Ocala Recycling)
Series 2006
0.42%, 01/07/10 (a)(b)	4,250	4,250
Miami-Dade Cnty
Aviation CP (Miami International Airport)
Series A
0.35%, 01/04/10 (b)	10,005	10,005
0.30%, 02/04/10 (b)	8,000	8,000
0.30%, 02/05/10 (b)	29,300	29,300
Aviation RB (Miami International Airport)
Series 2007A
0.31%, 01/07/10 (a)(b)(c)(d)	38,145	38,145
0.31%, 01/07/10 (a)(b)(c)(d)	59,490	59,490
Sub Special Obligation Bonds
Series 2009
0.65%, 02/24/10 (b)(c)(d)	20,140	20,140
Miami-Dade Cnty Expressway Auth
Toll System RB
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	35,000	35,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety)
Series 1999A
0.60%, 01/06/10 (a)(b)	11,750	11,750
0.60%, 01/06/10 (a)(b)	8,460	8,460
Airport Facility RB (FlightSafety)
Series 1999B
0.60%, 01/06/10 (a)(b)	11,750	11,750
0.60%, 01/06/10 (a)(b)	8,480	8,480
IDRB (Airbus Service)
Series 1998A
0.39%, 01/07/10 (a)(b)	80	80
IDRB (Tarmac America)
Series 2004
0.35%, 01/07/10 (a)(b)	2,600	2,600
RB (Gulliver Schools)
Series 2000
0.27%, 01/07/10 (a)(b)	9,200	9,200
Miami-Dade Cnty School Board
COP
Series 2006A&B
0.23%, 01/07/10 (a)(b)(c)(d)	28,020	28,020
COP
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	13,640	13,640
Ocean Highway & Port Auth
RB
Series 1990
0.37%, 01/06/10 (a)(b)	8,700	8,700
Okeechobee Cnty
IDRB (Okeechobee Landfill)
Series 1999
0.32%, 01/07/10 (a)(b)	15,000	15,000

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Orange Cnty Educational Facilities Auth
Refunding RB (Rollins College)
Series 2008
0.25%, 01/07/10 (a)(b)	3,625	3,625
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System)
Series 2008E
0.30%, 01/06/10 (a)(b)	4,500	4,500
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts)
Series 2001A
0.26%, 01/06/10 (a)(b)	12,730	12,730
M/F Housing RB (Windsor Pines)
Series 2000E
0.30%, 01/06/10 (a)(b)	4,860	4,860
Orange Cnty IDA
IDRB (Central Florida YMCA)
Series 2002A
0.27%, 01/07/10 (a)(b)	3,800	3,800
IDRB (Central Florida YMCA)
Series 2005
0.25%, 01/07/10 (a)(b)	450	450
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
0.23%, 01/07/10 (a)(b)(c)(d)	20,000	20,000
0.57%, 03/10/10 (b)(c)(d)	28,590	28,590
Orlando Utilities Commission
Water & Electric Sub RB
Series 1989D
0.35%, 01/07/10 (a)(b)(c)(d)	5,635	5,635
Orlando-Orange Cnty Expressway Auth
Refunding RB
Series 2003C1
0.30%, 01/07/10 (a)(b)(c)	11,400	11,400
Refunding RB
Series 2003C3
0.27%, 01/07/10 (a)(b)(c)	7,950	7,950
Palm Beach Cnty
Airport RB (Galaxy Aviation)
Series 2000A
0.40%, 01/06/10 (a)(b)	6,380	6,380
RB (Norton Gallery & School of Art)
Series 1995
0.38%, 01/06/10 (a)(b)	2,500	2,500
Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
Series 2004
0.24%, 01/07/10 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
Series 1998
0.34%, 01/07/10 (a)(b)	2,345	2,345
Palm Beach Cnty School Board
COP
Series 2000A
0.60%, 08/01/10 (b)	7,495	7,803
Palm Beach Cnty SD
RAN
Series 2009
0.77%, 03/10/10	36,000	36,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Shorecrest Preparatory School)
Series 2007
0.25%, 01/07/10 (a)(b)	9,500	9,500
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts)
Series 2002A
0.35%, 01/07/10 (a)(b)	3,440	3,440
Pinellas Cnty Industry Council
RB (Operation Par)
Series 1999
0.37%, 01/07/10 (a)(b)	2,540	2,540
Polk Cnty
Utility System RB
Series 2004A
0.23%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Sarasota Cnty
RB (Sarasota Family YMCA)
Series 1999
0.22%, 01/07/10 (a)(b)	440	440
South Florida Water Management District
COP
Series 2006
0.30%, 01/07/10 (a)(c)(d)	9,760	9,760
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida)
Series 2007
0.24%, 01/07/10 (a)(c)(d)	18,145	18,145
St. Johns Cnty
Transportation Improvement RB
Series 2006
0.28%, 01/07/10 (a)(b)(c)(d)	8,930	8,930
Water & Sewer Refunding RB
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	10,905	10,905
Tampa Bay Water Auth
Utility System RB
Series 2002
0.35%, 01/07/10 (a)(b)	1,300	1,300
Utility System Refunding & RB
Series 2005
0.25%, 01/07/10 (a)(b)(c)(d)	23,320	23,320
Tohopekaliga Water Auth
Utility System RB
Series 2007
0.26%, 01/07/10 (a)(b)	7,465	7,465
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building)
Series 2004A
0.40%, 01/06/10 (a)(b)	17,455	17,455
Volusia Cnty
Tourist Development Tax RB
Series 2004
0.25%, 01/07/10 (a)(b)(c)(d)	14,250	14,250
Winter Haven
Utility System Refunding RB
Series 2005
0.25%, 01/07/10 (a)(b)(c)(d)	8,075	8,075

		1,083,176

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Georgia 1.9%
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts)
Series 2007
0.34%, 01/07/10 (a)(b)	16,000	16,000
M/F Housing RB (Capitol Gateway Apts)
Series 2005
0.32%, 01/07/10 (a)(b)	2,825	2,825
M/F Housing RB (M St Apts)
Series 2003
0.30%, 01/07/10 (a)(b)	21,000	21,000
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fifth
Series 1995
1.00%, 04/01/10	10,000	10,082
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts)
Series 1997
0.31%, 01/06/10 (a)(b)	11,195	11,195
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts)
Series 1995
0.32%, 01/07/10 (a)(b)	13,500	13,500
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
0.25%, 01/07/10 (a)(b)	5,195	5,195
DeKalb Cnty
Water & Sewerage RB
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	9,935	9,935
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts)
Series 2001
0.42%, 01/07/10 (a)(b)	7,200	7,200
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta)
Series 2009
0.50%, 09/01/10 (c)(d)	12,395	12,395
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts)
Series 2003
0.41%, 01/07/10 (a)(b)	12,525	12,525
Fulton Cnty
Water & Sewerage RB
Series 2004
0.25%, 01/07/10 (a)(b)(c)(d)	12,940	12,940
Fulton Cnty Development Auth
RB (Pace Academy)
Series 2008
0.25%, 01/07/10 (a)(b)	4,300	4,300
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts)
Series 2008A
0.36%, 01/06/10 (a)(b)	6,400	6,400
Gainesville & Hall Cnty Development Auth
RB (GHCDA Economic Development Corp)
Series 2007
0.66%, 01/07/10 (a)(b)	6,265	6,265
Georgia
GO Bonds
Series 2007E
0.26%, 01/07/10 (a)(c)(d)	2,860	2,860
Jefferson Cnty Development Auth
IDRB (Grove River Mills)
Series 1997
0.42%, 01/07/10 (a)(b)	300	300
Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts)
Series 2004
0.36%, 01/06/10 (a)(b)	7,500	7,500
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts)
Series 2002
0.29%, 01/07/10 (a)(b)	7,400	7,400
Marietta Housing Auth
M/F Housing RB (Walton Village Apts)
Series 2005
0.41%, 01/07/10 (a)(b)	14,300	14,300
M/F Housing Refunding RB (Ashton Place Apts)
Series 1990
0.26%, 01/07/10 (a)(b)	2,500	2,500
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts)
Series 2008
0.42%, 01/07/10 (a)(b)	6,300	6,300
Metropolitan Atlanta Rapid Transit Auth
Sales Tax RB
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	11,385	11,385
Sales Tax Refunding RB
Series 2007B
0.23%, 01/07/10 (a)(b)(c)(d)	10,305	10,305
0.28%, 01/07/10 (a)(c)(d)	3,766	3,766
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First
Series 2008
0.80%, 01/07/11	9,000	9,000
Municipal Electric Auth of Georgia
BAN (Plant Vogtle)
Series 2009A
0.60%, 05/25/10	41,250	41,396
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts)
Series 2005
0.35%, 01/07/10 (a)(b)	19,500	19,500
Private Colleges & Univ Auth
RB (Emory Univ)
Series 2008C
0.26%, 01/07/10 (a)(c)(d)	7,470	7,470
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal)
Series 1997
0.35%, 01/07/10 (a)(b)	6,000	6,000
Summerville Development Auth
Exempt Facility RB (Image Industries)
Series 1997
0.45%, 01/07/10 (a)(b)	11,000	11,000
Valdosta & Lowndes Cntys Hospital Auth
Revenue Certificates (South Georgia Medical Center)
Series 1998
0.24%, 01/07/10 (a)(b)	2,705	2,705

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Webster Cnty IDA
IDRB (Tolleson Lumber)
Series 1999
0.32%, 01/07/10 (a)(b)	4,000	4,000
Winder-Barrow Cnty Joint Development Auth
IDRB (Price Companies)
Series 2007
0.35%, 01/07/10 (a)(b)	8,890	8,890
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut)
Series 1996B
0.36%, 01/06/10 (a)(b)	3,700	3,700

		332,034

Hawaii 0.2%
Hawaii State Housing Finance & Development Corp
M/F Housing RB (Lokahi Ka’U)
Series 2008
0.24%, 01/07/10 (a)(b)	5,200	5,200
Honolulu
GO Bonds
Series 2005 A, C & D
0.23%, 01/07/10 (a)(c)(d)	12,500	12,500
Wastewater System RB Sr
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	16,395	16,395
Water System RB
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	7,000	7,000

		41,095

Idaho 0.2%
Idaho
TAN
Series 2009
0.40%, 06/30/10	37,780	25,258
0.44%, 06/30/10	12,780	12,909
Idaho State Univ Foundation
RB (L.E. & Thelma E. Stephens Performing Arts Center)
Series 2001
0.22%, 01/07/10 (a)(b)	1,770	1,770

		39,937

Illinois 4.2%
Aurora
Collateralized S/F Mortgage RB
Series 2007D1
0.31%, 01/07/10 (a)(b)(c)(d)	9,200	9,200
Bridgeview
GO Project & Refunding Bonds
Series 2008A1
0.26%, 01/06/10 (a)(b)	17,500	17,500
Carol Stream
M/F Housing Refunding RB (St. Charles Square)
Series 1997
0.34%, 01/06/10 (a)(b)	4,415	4,415
Chicago
General Airport Second Lien Refunding RB
Series 1999
0.90%, 01/01/10 (b)	4,205	4,205
General Airport Third Lien RB
Series 2008A
0.28%, 01/07/10 (a)(b)(c)(d)	24,310	24,310
GO Project & Refunding Bonds
Series 2006A
0.25%, 01/07/10 (a)(c)(d)	14,410	14,410
GO Project & Refunding Bonds
Series 2007A
0.23%, 01/07/10 (a)(c)(d)(f)	22,900	22,900
GO Refunding Bonds
Series 1993B
0.24%, 01/06/10 (a)(b)(c)(d)	4,020	4,020
GO Refunding Bonds
Series 2008A
0.23%, 01/07/10 (a)(c)(d)	15,980	15,980
Wastewater Transmission Refunding Second Lien RB
Series 2006A&B
0.23%, 01/07/10 (a)(b)(c)(d)	11,325	11,325
Water Refunding Second Lien RB
Series 2004-2
0.30%, 01/07/10 (a)(b)	12,315	12,315
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues)
Series 1999A
0.23%, 01/07/10 (a)(b)(c)(d)	14,720	14,720
Unlimited Tax GO Refunding Bonds (Dedicated Revenues)
Series 2009A2
0.24%, 01/07/10 (a)(b)	5,900	5,900
Community Unit SD No. 365-U
GO Bonds (Valley View)
Series 2005
0.65%, 01/28/10 (b)(c)(d)	15,315	15,315
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.38%, 01/06/10 (a)(b)	2,500	2,500
Dupage Cnty
RB (Morton Arboretum)
Series 2003
0.25%, 01/07/10 (a)(b)	24,050	24,050
East Dundee, Kane & Cook Cntys
IDRB (Otto Engineering)
Series 1998
0.35%, 01/07/10 (a)(b)	1,155	1,155
Illinois Development Finance Auth
IDRB (Camcraft)
Series 1993
2.04%, 01/06/10 (a)(b)	1,000	1,000
Qualified Residential Rental Bonds (River Oaks)
Series 1989
0.33%, 01/06/10 (a)(b)	32,000	32,000
RB (Aurora Central Catholic High School)
Series 1994
0.33%, 01/06/10 (a)(b)	5,000	5,000
RB (Catholic Charities Housing Development)
Series 1993A
0.33%, 01/06/10 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development)
Series 1993B
0.33%, 01/06/10 (a)(b)	910	910
RB (FC Harris Pavilion)
Series 1994
0.33%, 01/06/10 (a)(b)	14,960	14,960

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Korex)
Series 1990
0.55%, 01/07/10 (a)(b)	4,000	4,000
RB (Lake Forest Academy)
Series 1994
0.33%, 01/06/10 (a)(b)	4,000	4,000
RB (Richard H. Driehaus Museum)
Series 2005
0.33%, 01/06/10 (a)(b)	3,800	3,800
RB (St. Ignatius College Prep)
Series 2002
0.33%, 01/06/10 (a)(b)	2,800	2,800
Illinois Educational Facilities Auth
RB (Northwestern Univ)
Series 2003
0.23%, 01/07/10 (a)(c)(d)	9,900	9,900
0.25%, 01/07/10 (a)(c)(d)	14,020	14,020
RB (Univ of Chicago)
Series 2001B3
0.52%, 05/05/10	22,265	22,265
Illinois Finance Auth
RB (Advocate Health Care Network)
Series 2003C
0.77%, 02/26/10	15,247	15,247
RB (Art Institute of Chicago)
Series 2009B1
0.27%, 01/06/10 (a)(b)	6,005	6,005
RB (Central DuPage Health)
Series 2009B
0.22%, 01/07/10 (a)(c)(d)	3,400	3,400
0.45%, 05/19/10 (c)(d)	19,340	19,340
RB (Chicagoland Laborers’ District Council Training & Apprentice Fund)
Series 2008
0.48%, 01/06/10 (a)(b)	22,500	22,500
RB (Erikson Institute)
Series 2007
0.25%, 01/07/10 (a)(b)	6,000	6,000
RB (Ingalls Memorial Hospital)
Series 1985C
0.18%, 01/06/10 (a)(b)	11,900	11,900
RB (Lake Forest College)
Series 2008
0.33%, 01/06/10 (a)(b)	2,500	2,500
RB (LifeSource Corp)
Series 2000
0.21%, 01/07/10 (a)(b)	5,600	5,600
RB (Lutheran Home & Services)
Series 2001
0.34%, 01/07/10 (a)(b)	12,365	12,365
RB (Mary Hospital & Health Care Centers)
Series 2008A
0.22%, 01/07/10 (a)(b)	4,775	4,775
RB (Northwestern Memorial Hospital)
Series 2009
0.25%, 01/07/10 (a)(c)(d)	6,285	6,285
RB (Northwestern Memorial Hospital)
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	6,000	6,000
0.25%, 01/07/10 (a)(c)(d)	4,995	4,995
RB (OSF Healthcare System)
Series 2009D
0.21%, 01/06/10 (a)(b)	5,000	5,000
RB (Resurrection Health Care)
Series 1999A
0.30%, 01/07/10 (a)(b)(c)(d)	11,250	11,250
RB (Resurrection Health Care)
Series 2005C
0.26%, 01/07/10 (a)(b)	23,100	23,100
RB (Riverside Health System)
Series 2004
0.27%, 01/06/10 (a)(b)	12,715	12,715
RB (Rockford Memorial Hospital)
Series 2008
0.20%, 01/07/10 (a)(b)	20,300	20,300
Refunding RB (Commonwealth Edison)
Series 2008D
0.23%, 01/06/10 (a)(b)	3,000	3,000
Refunding RB (Edward Hospital)
Series 2008B2
0.27%, 01/06/10 (a)(b)	4,920	4,920
Illinois Housing Development Auth
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
Series 2000A
0.40%, 01/06/10 (a)(b)	11,215	11,215
Illinois Regional Transportation Auth
GO Bonds
Series 2005A
0.25%, 01/07/10 (a)(c)(d)	28,775	28,775
Lake Cnty
M/F Housing RB (Whispering Oaks Apts)
Series 2008
0.25%, 01/07/10 (a)(b)	3,250	3,250
Lombard
Refunding IDRB (B&H Partnership)
Series 1995
0.44%, 01/07/10 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002A
0.23%, 01/07/10 (a)(b)(c)(d)	10,330	10,330
0.28%, 01/07/10 (a)(b)(c)(d)	6,210	6,210
0.28%, 01/07/10 (a)(b)(c)(d)	11,855	11,855
RB (McCormick Place)
Series 1996A
0.50%, 01/07/10 (a)(b)(c)(d)	26,380	26,380
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds
Series 2007B
0.50%, 01/07/10 (a)(c)(d)	7,035	7,035
Unlimited Tax GO Refunding Bonds
Series 2007B &
Series 2007C
0.35%, 01/07/10 (a)(c)(d)	44,000	44,000
Northern Illinois Municipal Power Agency
Power Project RB (Prairie State)
Series 2007A
0.28%, 01/07/10 (a)(b)(c)(d)	13,120	13,120
Palatine
Special Facility RB (Little City for Community Development)
Series 1998
0.78%, 01/06/10 (a)(b)	5,000	5,000

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Rockford
IDRB (Rockford Industrial Welding Supply)
Series 1996
1.27%, 01/07/10 (a)(b)	2,000	2,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat)
Series 2004
0.53%, 01/07/10 (a)(b)	6,860	6,860
Univ of Illinois
Refunding RB
Series 2008
0.27%, 01/06/10 (a)(b)	9,500	9,500
Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living)
Series 2007
1.25%, 01/01/11 (b)	4,000	4,000
Yorkville
IDRB (F.E. Wheaton & Co)
Series 1996
1.27%, 01/07/10 (a)(b)	800	800

		727,412

Indiana 1.8%
Columbia City
RB (Precision Plastics)
Series 1997
0.55%, 01/06/10 (a)(b)	1,800	1,800
Elkhart Cnty
RB (West Plains Apts)
Series 1998A
2.04%, 01/06/10 (a)(b)	1,590	1,590
Elkhart Cnty Hospital Auth
RB (Elkhart General Hospital)
Series 2008
0.21%, 01/06/10 (a)(b)	13,400	13,400
Indiana Development Finance Auth
IDRB (Big Sky Park)
Series 1999
0.35%, 01/07/10 (a)(b)	3,000	3,000
Indiana Finance Auth
Health System RB (Sisters of St. Francis Health Services)
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	5,165	5,165
Health System Refunding RB (Sisters of St. Francis Health Services)
Series 2008C
0.65%, 01/28/10 (c)(d)	14,705	14,705
RB (Ascension Health)
Series 2008E4
0.39%, 05/17/10	8,000	8,000
RB (Sisters of St. Francis Health Services)
Series 2008F
0.20%, 01/07/10 (a)(b)	5,000	5,000
RB (Sisters of St. Francis Health Services)
Series 2008G
0.20%, 01/07/10 (a)(b)	5,250	5,250
Refunding & RB (Trinity Health)
Series 2009A
0.45%, 05/15/10 (c)(d)	24,090	24,090
Refunding RB (Duke Energy Indiana)
Series 2009A1
0.33%, 01/06/10 (a)(b)	6,000	6,000
Refunding RB (Duke Energy Indiana)
Series 2009A2
0.34%, 01/06/10 (a)(b)	3,300	3,300
Refunding RB (Duke Energy Indiana)
Series 2009A3
0.20%, 01/06/10 (a)(b)	10,300	10,300
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2002E
0.58%, 05/04/10	31,025	31,025
RB (Ascension Health)
Series 2003E6
0.60%, 03/15/10	22,280	22,280
RB (Ascension Health)
Series 2005A2
0.32%, 01/06/10 (a)	45,025	45,025
RB (Ascension Health)
Series 2005A7
0.68%, 04/01/10	2,500	2,526
0.80%, 04/01/10	2,500	2,526
1.03%, 04/01/10	2,500	2,524
Indiana Housing & Community Development Agency
S/F Mortgage RB
Series 2007A
0.38%, 01/07/10 (a)(c)(d)	4,580	4,580
Indiana Municipal Power Agency
Power Supply System RB
Series 2006A
0.23%, 01/07/10 (a)(b)(c)(d)	25,270	25,270
Indiana Univ
Consolidated RB
Series 2008A
0.24%, 01/07/10 (a)(c)(d)	10,155	10,155
Indianapolis
M/F Housing RB (Nora Pines Apts)
Series 2001
0.32%, 01/07/10 (a)(b)	9,275	9,275
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds
Series 2009A
0.65%, 02/24/10 (b)(c)(d)	14,545	14,545
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power)
Series H
0.32%, 01/07/10 (a)(b)	15,900	15,900
Middlebury Schools Building Corp
First Mortgage Bonds
Series 2006A
0.23%, 01/07/10 (a)(b)(c)(d)	10,102	10,102
St. Joseph Cnty
RB (Corby Apts)
Series 1997B
2.04%, 01/06/10 (a)(b)	3,145	3,145
RB (Pin Oaks Apts)
Series 1997A
2.04%, 01/06/10 (a)(b)	1,000	1,000
RB (Western Manor Apts)
Series 1997C
2.04%, 01/06/10 (a)(b)	2,130	2,130

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Vigo Cnty
RB (Sisters of Providence)
Series 2001
0.42%, 01/07/10 (a)(b)	3,500	3,500

		307,108

Iowa 0.6%
Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB
Series 2004B
0.23%, 01/07/10 (a)(b)(c)(d)	6,435	6,435
Iowa Finance Auth
M/F Housing RB (Country Club Village)
Series 2006
0.35%, 01/07/10 (a)(b)	11,370	11,370
Midwestern Disaster Area RB (Cargill)
Series 2009A
0.34%, 01/07/10 (a)	30,000	30,000
Midwestern Disaster Area RB (Cargill)
Series 2009B
0.34%, 01/07/10 (a)	25,000	25,000
Solid Waste Disposal RB (MidAmerican Energy)
Series 2008A
0.49%, 01/06/10 (a)	11,000	11,000
Sub RAN (Iowa School Cash Anticipation Program)
Series 2009B
0.48%, 06/23/10 (b)	17,848	18,018
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
0.25%, 01/07/10 (a)(b)	2,000	2,000

		103,823

Kansas 0.1%
Unified Government of Wyandotte Cnty & Kansas City
Utility System Refunding RB
Series 2004
0.23%, 01/07/10 (a)(b)(c)(d)	20,730	20,730

Kentucky 0.5%
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp)
Series 2000
0.32%, 01/07/10 (a)(b)	12,790	12,790
Fort Mitchell
Lease RB
Series 2002A
0.32%, 01/01/10 (a)(b)	1,550	1,550
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts)
Series 2002
0.27%, 01/07/10 (a)(b)	8,900	8,900
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities)
Series 2007A
0.28%, 01/07/10 (a)(b)	13,925	13,925
Kentucky Housing Corp
Housing RB
Series 2002A
0.34%, 01/06/10 (a)(c)(d)	980	980
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
0.50%, 01/07/10 (a)(c)(d)	34,315	34,315
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B2
1.07%, 01/06/10 (a)(b)	9,580	9,580
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B3
1.07%, 01/06/10 (a)(b)	8,700	8,700
Richmond
IDRB (Mikron)
Series 1995
0.40%, 01/06/10 (a)(b)	1,100	1,100

		91,840

Louisiana 2.3%
Ascension Parish IDB
RB (BASF Corp)
Series 2009
0.42%, 01/06/10 (a)	15,000	15,000
RB (IMTT-Geismar)
Series 2007
0.26%, 01/06/10 (a)(b)	17,000	17,000
East Baton Rouge Parish
Sales Tax Refunding RB
Series 2008A
0.30%, 01/06/10 (a)(b)	45,040	45,040
Jefferson Parish Hospital District No. 1
RB (West Jefferson Medical Center)
Series 2004A
1.10%, 01/01/10 (b)	40,000	40,000
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
0.23%, 01/07/10 (a)(b)(c)(d)	3,375	3,375
Louisiana HFA
M/F Housing RB (Belmont Village Apts)
Series 2009
0.29%, 01/07/10 (a)(b)	8,950	8,950
M/F Housing RB (Jefferson Lakes Apts)
Series 2007
0.41%, 01/07/10 (a)(b)	14,900	14,900
M/F Housing RB (Lapalco Court Apts)
Series 2007
0.41%, 01/07/10 (a)(b)	6,400	6,400
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Bossier)
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	18,115	18,115
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1)
Series 2006
0.25%, 01/07/10 (a)(b)(c)(d)	39,419	39,419
Louisiana Public Facilities Auth
RB (Diocese of Houma-Thibodaux)
Series 2006
0.48%, 01/06/10 (a)(b)	7,600	7,600

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Louisiana State Univ Agricultural & Mechanical College
Auxiliary RB
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	27,480	27,480
New Orleans IDB
M/F Housing RB (3700 Orleans)
Series 2000
0.32%, 01/07/10 (a)(b)	29,000	29,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB
Series 1984B
2.73%, 03/15/10 (b)	16,400	16,417
St. James Parish
Pollution Control Refunding RB (Texaco)
Series 1988A
0.45%, 01/15/10	59,030	59,030
Pollution Control Refunding RB (Texaco)
Series 1988B
0.45%, 01/15/10	39,030	39,030
RB (NuStar Logistics)
Series 2008
0.24%, 01/06/10 (a)(b)	10,000	10,000

		396,756

Maine 0.1%
Maine Finance Auth
RB (Jackson Laboratory)
Series 2002
0.29%, 01/07/10 (a)(b)	5,000	5,000
Maine Health & Educational Facilities Auth
RB
Series 2006F
0.23%, 01/07/10 (a)(b)(c)(d)	14,990	14,990

		19,990

Maryland 0.9%
Maryland Community Development Administration
Housing RB
Series 2006D & 2007B
0.53%, 04/21/10 (c)(d)	9,260	9,260
Residential RB
Series 2007D
0.34%, 01/06/10 (a)(c)(d)	5,635	5,635
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System)
Series E
0.30%, 02/08/10 (b)	41,550	41,550
Mortgage RB (Western Maryland Health System)
Series 2006A
0.57%, 03/10/10 (b)(c)(d)	14,630	14,630
RB (De Matha Catholic High School)
Series 2008
0.26%, 01/07/10 (a)(b)	9,110	9,110
RB (Frederick Memorial Hospital)
Series 2008
0.30%, 01/06/10 (a)(b)	8,000	8,000
RB (Goucher College)
Series 2007
0.22%, 01/07/10 (a)(b)	4,845	4,845
RB (LifeBridge Health)
Series 2008
0.30%, 01/07/10 (a)(b)(c)(d)	9,000	9,000
RB (MedStar Health)
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	13,000	13,000
RB (Pooled Loan Program)
Series 1994D
0.22%, 01/07/10 (a)(b)	702	702
RB (Upper Chesapeake Hospitals)
Series 2008B
0.30%, 01/06/10 (a)(b)	5,705	5,705
Maryland State Economic Development Corp
RB (Constellation Energy)
Series 2007
0.26%, 01/07/10 (a)(b)	13,000	13,000
Montgomery Cnty Housing Opportunities Commission
Housing Development Bonds 2008 Issue A
1.04%, 01/01/10	8,250	8,250
Housing RB (Oakfield Apts)
Series 2005I
0.26%, 01/06/10 (a)(b)	6,550	6,550

		149,237

Massachusetts 2.6%
Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center)
Series 2006B
0.22%, 01/06/10 (a)(b)	4,595	4,595
Massachusetts
GO Bonds Consolidated Loan of 1998
Series C
0.28%, 01/07/10 (a)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan of 2000
Series A
0.62%, 02/01/10 (b)	1,025	1,040
1.00%, 02/01/10 (b)	8,625	8,748
GO Bonds Consolidated Loan of 2001
Series D
0.28%, 01/07/10 (a)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan of 2007
Series C
0.23%, 01/07/10 (a)(c)(d)	2,800	2,800
0.24%, 01/07/10 (a)(c)(d)	7,500	7,500
GO RAN
Series 2009B
0.38%, 05/27/10	25,000	25,211
GO RAN
Series 2009C
0.40%, 06/24/10	35,000	35,349
GO Refunding Bonds
Series 2002A
0.40%, 02/01/10	7,665	7,698
GO Refunding Bonds
Series 2004A
0.35%, 01/07/10 (a)(c)(d)	3,950	3,950
0.50%, 01/07/10 (a)(c)(d)	27,680	27,680
0.50%, 01/07/10 (a)(c)(d)	20,575	20,575
GO Refunding Bonds
Series 2004B
0.50%, 01/07/10 (a)(c)(d)	7,585	7,585

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
0.50%, 01/07/10 (a)(c)(d)	7,940	7,940
Sr Sales Tax Bonds
Series 2005A
0.50%, 01/07/10 (a)(c)(d)	5,475	5,475
Massachusetts Development Finance Agency
M/F Housing RB (Archstone Reading Apts)
Series 2004A
0.32%, 01/07/10 (a)(b)	12,560	12,560
M/F Housing Refunding RB (Kensington at Chelmsford)
Series 2002
0.29%, 01/07/10 (a)(b)	15,550	15,550
RB (Boston Univ)
Series U5A
0.22%, 01/07/10 (a)(b)	700	700
RB (Greater Boston Food Bank)
Series 2008A
0.25%, 01/06/10 (a)(b)	5,900	5,900
RB (Masonic Nursing Home)
Series 2002A
0.32%, 01/06/10 (a)(b)	6,545	6,545
RB (Waste Management)
Series 1999
0.26%, 01/06/10 (a)(b)	7,000	7,000
RB (Worcester Academy)
Series 2000
0.36%, 01/07/10 (a)(b)	740	740
RB (YMCA of Greater Worcester)
Series 2006
0.24%, 01/06/10 (a)(b)	985	985
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
0.48%, 07/08/10	5,797	5,797
RB (Harvard Univ)
Series 2008B
0.23%, 01/07/10 (a)(c)(d)	5,000	5,000
RB (Hillcrest Extended Care Services)
Series A
0.25%, 01/06/10 (a)(b)	4,420	4,420
RB (MIT)
Series 2008N
0.22%, 01/07/10 (a)(c)(d)	705	705
RB (MIT)
Series 2008O
0.25%, 01/07/10 (a)(c)(d)	4,670	4,670
RB (MIT)
Series K
0.25%, 01/07/10 (a)(c)(d)	5,000	5,000
RB (Partners HealthCare System)
Series 2008H1
0.50%, 01/13/10	5,000	5,000
RB (South Shore Hospital)
Series 2008G
0.30%, 01/07/10 (a)(b)(c)	55,460	55,460
RB (Tufts Univ)
Series 2008N1
0.23%, 01/04/10 (a)(c)	1,100	1,100
Revenue Notes (Harvard Univ)
Series EE
0.20%, 01/08/10	7,600	7,600
0.35%, 02/24/10	17,204	17,204
Massachusetts HFA
Housing Bonds
Series 2005D
0.29%, 01/07/10 (a)(c)(d)	7,830	7,830
S/F Housing RB
Series 122
0.36%, 01/07/10 (a)(c)(d)	20,415	20,415
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.23%, 01/07/10 (a)(c)(d)	15,540	15,540
0.23%, 01/07/10 (a)(c)(d)	9,900	9,900
0.25%, 01/07/10 (a)(c)(d)	3,100	3,100
Dedicated Sales Tax Bonds
Series 2007A
0.23%, 01/07/10 (a)(c)(d)	5,400	5,400
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds
Series 2006
0.26%, 01/07/10 (a)(c)(d)	8,195	8,195
State Revolving Fund Bonds
Series 14
0.26%, 01/07/10 (a)(c)(d)	4,365	4,365
Massachusetts Water Resources Auth
General RB
Series 2002J
0.26%, 01/07/10 (a)(c)(d)	7,500	7,500
0.26%, 01/07/10 (a)(c)(d)	4,900	4,900
General RB
Series 2007A
0.50%, 09/01/10 (c)(d)	19,075	19,075
General Refunding RB
Series 2007B
0.26%, 01/07/10 (a)(c)(d)	2,530	2,530
Middleton
GO BAN
0.36%, 12/09/10	5,000	5,077
New Bedford
GO BAN 2009
0.80%, 02/12/10	9,000	9,012
Univ of Massachusetts Building Auth
Facilities RB SR
Series 2008A
0.23%, 01/06/10 (a)(c)	2,700	2,700

		459,891

Michigan 2.4%
Detroit
Sewage Disposal System RB
Series 1999A
1.00%, 01/01/10 (b)	36,095	36,456
1.40%, 01/01/10 (b)	750	758
1.50%, 01/01/10 (b)	200	202
Sewage Disposal System Second Lien RB
Series 2001B
0.35%, 01/07/10 (a)(b)(c)(d)	12,135	12,135

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Detroit SD
Unlimited Tax GO Bonds
Series 2003B
0.23%, 01/07/10 (a)(b)(c)(d)	12,375	12,375
Unlimited Tax GO Refunding Bonds
Series 2005A
0.25%, 01/07/10 (a)(b)(c)(d)	9,785	9,785
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park)
Series 2001
0.31%, 01/07/10 (a)(b)	17,250	17,250
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College)
Series 2004
0.21%, 01/07/10 (a)(b)	3,265	3,265
Michigan Housing Development Auth
Rental Housing RB
Series 2000A
0.29%, 01/06/10 (a)(c)	24,570	24,570
Rental Housing RB
Series 2006D
0.43%, 01/07/10 (a)(c)(d)	5,250	5,250
S/F Mortgage RB
Series 2003C
0.40%, 01/06/10 (a)(b)(c)	8,610	8,610
S/F Mortgage RB
Series 2007D
0.35%, 01/07/10 (a)(c)	16,600	16,600
S/F Mortgage RB
Series 2007F
0.40%, 01/06/10 (a)(c)	30,000	30,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge)
Series 1985
0.40%, 01/04/10 (a)(b)	7,100	7,100
Michigan Municipal Bond Auth
RAN
Series 2009C2
0.65%, 08/20/10 (b)	300	303
0.85%, 08/20/10 (b)	34,500	34,857
Michigan State Building Auth
Refunding RB (Facilities Program)
Series 2005I
0.23%, 01/07/10 (a)(b)(c)(d)	4,445	4,445
Michigan State Hospital Finance Auth
RB (Ascension Health)
Series 1999B1
0.70%, 01/06/10	20,000	20,000
RB (Ascension Health)
Series 1999B3
2.75%, 08/15/10	13,000	13,165
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society)
Series 2000
0.35%, 01/07/10 (a)(b)	2,465	2,465
Limited Obligation RB (Consumers Energy)
Series 2005
0.27%, 01/06/10 (a)(b)	7,000	7,000
Limited Obligation RB (Metaltec Steel Abrasive)
Series 2006
0.44%, 01/07/10 (a)(b)	1,980	1,980
Limited Obligation RB (United Machining)
Series 1998
0.45%, 01/07/10 (a)(b)	1,300	1,300
Limited Obligation Refunding RB (Van Andel Research Institute)
Series 2008
0.20%, 01/06/10 (a)(b)(g)	40,780	40,780
Oakland Cnty
Limited Obligation RB (Husky Envelope Products)
Series 1999
0.45%, 01/07/10 (a)(b)	800	800
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan Airport)
Series 2005
0.27%, 01/07/10 (a)(b)(c)(d)	41,945	41,945
Airport RB (Detroit Metropolitan Airport)
Series 2008A
0.31%, 01/07/10 (a)(b)(c)(d)	47,755	47,755
Airport Refunding RB (Detroit Metropolitan Airport)
Series 2008C
0.26%, 01/07/10 (a)(b)	14,000	14,000
0.26%, 01/07/10 (a)(b)	9,525	9,525

		424,676

Minnesota 1.4%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar)
Series 2009
0.31%, 01/07/10 (a)(b)	19,350	19,350
Eden Prairie
M/F Housing RB
Series 2003A
0.42%, 01/01/10 (a)(b)	17,500	17,500
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts)
Series 2002
0.35%, 01/07/10 (a)(b)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza)
Series 2000
0.47%, 01/07/10 (a)(b)	2,300	2,300
Minnesota Agricultural & Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society)
Series 1996
0.35%, 01/07/10 (a)(b)	7,200	7,200
Minnesota HFA
Residential Housing Finance Bonds
Series 2005M
0.27%, 01/07/10 (a)(c)	1,660	1,660
Residential Housing Finance Bonds
Series 2006G
0.28%, 01/07/10 (a)(c)(d)	4,985	4,985
Residential Housing Finance Bonds
Series 2009F
0.27%, 01/07/10 (a)(c)	6,720	6,720
Minnesota Higher Education Facilities Auth
RB (Hamline Univ of Minnesota)
Series Six-E1
0.23%, 01/07/10 (a)(b)	1,935	1,935
RB (Hamline Univ of Minnesota)
Series Six-E2
0.23%, 01/07/10 (a)(b)	3,565	3,565

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
0.55%, 05/10/10	30,000	30,000
Health Care Facilities RB (Mayo Foundation)
Series 1992B
0.35%, 01/13/10	3,600	3,600
Health Care Facilities RB (Mayo Foundation)
Series 2000A
0.28%, 01/07/10	74,000	74,000
Health Care Facilities RB (Mayo Foundation)
Series 2001D
0.30%, 01/21/10 (c)	35,500	35,500
St. Louis Park
M/F Housing RB (At The Park)
Series 2002A
0.47%, 01/01/10 (a)(b)	3,300	3,300
Western Minnesota Municipal Power Agency
Power Supply RB
Series 2006A
0.23%, 01/07/10 (a)(b)(c)(d)	27,555	27,555

		241,970

Mississippi 0.5%
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving)
Series 1999
0.54%, 01/07/10 (a)(b)	5,000	5,000
RB (Jackson Medical Mall Foundation)
Series 2008A
0.27%, 01/07/10 (a)(b)	4,685	4,685
RB (PSL North America)
Series 2007A
0.29%, 01/07/10 (a)(b)	58,000	58,000
RB (Rush Medical Foundation)
Series 2006
0.32%, 01/01/10 (a)(b)	14,000	14,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts)
Series 2008-2
0.41%, 01/07/10 (a)(b)	6,750	6,750
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care)
Series 2004B2
0.38%, 01/11/10	8,000	8,000

		96,435

Missouri 2.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Appropriation Refunding Bonds (Metrolink Cross Cnty Extension)
Series 2009
0.30%, 01/07/10 (a)(b)(c)(d)	5,500	5,500
Blue Springs IDA
M/F Housing RB (Autumn Place Apts)
Series 2004
0.32%, 01/07/10 (a)(b)	8,500	8,500
Kansas City
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center)
Series 2008E
0.22%, 01/06/10 (a)(b)	14,250	14,250
Kansas City IDA
M/F Housing RB (Clay Terrace Apts)
Series 2006
0.34%, 01/07/10 (a)(b)	10,500	10,500
M/F Housing RB (Timberlane Village Apts)
Series 1986
0.33%, 01/07/10 (a)(b)	18,400	18,400
Missouri Development Finance Board
Refunding RB (St. Louis Air Cargo Services)
Series 2000
0.32%, 01/07/10 (a)(b)	12,000	12,000
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Diocese of Kansas City - St. Joseph & St. Pius X High School)
Series 2004A
0.45%, 01/07/10 (a)(b)	2,680	2,680
Educational Facilities RB (Rockhurst High School)
Series 2002
0.34%, 01/07/10 (a)(b)	4,940	4,940
Educational Facilities RB (Rockhurst High School)
Series 2006
0.34%, 01/07/10 (a)(b)	4,950	4,950
Educational Facilities RB (Washington Univ)
Series 2003A
0.23%, 01/07/10 (a)(c)(d)	6,325	6,325
Health Facilities RB (SSM Health Care)
Series 2005B
0.60%, 08/05/10	30,000	30,000
Health Facilities RB (St. Luke’s Health System)
Series 2008A
0.30%, 01/06/10 (a)(b)	8,350	8,350
Health Facilities RB (St. Luke’s Health System)
Series 2008B
0.30%, 01/06/10 (a)(b)	22,500	22,500
RB (Ascension Health)
Series 2003C2
0.73%, 03/03/10	17,000	17,000
RB (Ascension Health)
Series 2003C3
0.73%, 03/03/10	18,200	18,200
RB (Ascension Health)
Series 2008C5
0.39%, 05/17/10	12,500	12,500
Missouri Higher Education Loan Auth
Student Loan RB Sr
Series 2008A2
0.27%, 01/07/10 (a)(b)	56,250	56,250
Missouri Housing Development Commission
S/F Mortgage RB (Homeownership Loan Program)
Series 2004A1
0.40%, 01/07/10 (a)(c)(d)	2,690	2,690
Missouri Joint Municipal Electric Utility Commission
Power Project RB (Prairie State)
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	12,130	12,130

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I)
Series 2004A
0.33%, 01/07/10 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II)
Series 2004B
0.37%, 01/07/10 (a)(b)	4,500	4,500
St. Louis
TRAN
Series 2009
0.60%, 06/30/10	10,000	10,069
St. Louis Cnty IDA
IDRB (Kessler Container)
Series 1997A
0.35%, 01/07/10 (a)(b)	1,300	1,300
M/F Housing RB (Black Forest Apts)
Series 1997
0.29%, 01/07/10 (a)(b)	4,000	4,000
M/F Housing RB (Southwest Crossing)
Series 2001
0.32%, 01/07/10 (a)(b)	9,500	9,500
M/F Housing RB (Whispering Lakes Apts)
Series 1995
0.29%, 01/07/10 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts)
Series 2005A
0.32%, 01/07/10 (a)(b)	20,475	20,475
Univ of Missouri
Capital Projects Notes Fiscal 2009-2010
Series A
0.40%, 06/30/10	40,000	40,314
Washington IDA
IDRB (Clemco Industries)
Series 1997
0.74%, 01/07/10 (a)(b)	2,710	2,710
IDRB (Pauwels Transformers)
Series 1995
0.54%, 01/07/10 (a)(b)	1,800	1,800

		385,368

Montana 0.1%
Richland Cnty
Hospital RB (Sidney Health Center)
Series 2007A
0.40%, 01/07/10 (a)(b)	9,515	9,515

Nebraska 0.7%
Central Plains Energy Project
Gas Project RB
Series 2009
0.23%, 01/07/10 (a)(b)	30,000	30,000
Madison Cnty Hospital Auth No.1
Hospital RB (Faith Regional Health Services)
Series 2008B
0.22%, 01/07/10 (a)(b)	4,000	4,000
Nebraska Investment Finance Auth
S/F Housing RB
Series 2006F
0.30%, 01/07/10 (a)(c)(d)	7,190	7,190
S/F Housing RB
Series 2007D
0.30%, 01/06/10 (a)(c)	11,450	11,450
Nebraska Public Power District
General RB
Series 2006A
0.23%, 01/07/10 (a)(b)(c)(d)	17,995	17,995
Omaha Public Power District
Electric System RB
Series 2005A
0.23%, 01/07/10 (a)(b)(c)(d)	22,135	22,135
Electric System RB
Series 2006A
0.50%, 05/05/10 (c)(d)	10,065	10,065
Electric System Sub RB
Series 2006B
0.26%, 01/07/10 (a)(c)(d)	3,570	3,570
Stanton Cnty
IDRB (Nucor Corp)
Series 1996
0.35%, 01/06/10 (a)	19,300	19,300

		125,705

Nevada 2.0%
Clark Cnty
Airport System Jr Sub Lien Revenue Notes
Series 2009A
0.78%, 07/01/10	40,000	40,338
Airport System Sub Lien RB
Series 2007A1
0.31%, 01/07/10 (a)(b)(c)(d)	7,160	7,160
Limited Tax GO Bond Bank Bonds
Series 2008
0.25%, 01/07/10 (a)(c)(d)	8,400	8,400
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A2
0.57%, 03/10/10 (b)(c)(d)	34,970	34,970
RB (Bishop Gorman High School)
Series 2006
0.43%, 01/07/10 (a)(b)	14,335	14,335
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.35%, 01/05/10 (b)	33,500	33,500
0.40%, 02/11/10 (b)	2,500	2,500
Clark Cnty SD
Limited Tax GO Bonds
Series 2006B
0.28%, 01/07/10 (a)(b)(c)(d)	7,125	7,125
Las Vegas Valley Water District
GO Limited Tax Water CP
Series 2004A
0.35%, 03/04/10 (c)	30,000	30,000
GO Limited Tax Water CP
Series 2004B
0.22%, 01/08/10 (c)	25,000	25,000
Nevada Dept of Business & Industry
RB (LVE Energy Partners)
Series 2007
0.42%, 01/07/10 (a)(b)	13,100	13,100

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Nevada Cancer Institute)
Series 2003
0.25%, 01/07/10 (a)(b)	5,000	5,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts)
Series 1999A
0.30%, 01/07/10 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts)
Series 2000A
0.42%, 01/07/10 (a)(b)	3,960	3,960
M/F Housing RB (Sierra Pointe Apts)
Series 2005
0.30%, 01/07/10 (a)(b)	6,065	6,065
M/F Housing RB (Silver Pines Apts)
Series 2002A
0.30%, 01/07/10 (a)(b)	8,600	8,600
M/F Housing RB (St. Rose Srs Apts)
Series 2002A
0.30%, 01/07/10 (a)(b)	14,770	14,770
M/F Housing Refunding RB (Oakmont)
Series 2002
0.47%, 01/07/10 (a)(b)	4,350	4,350
Nevada System of Higher Education
Univ RB
Series 2005B
0.57%, 03/10/10 (c)(d)	13,060	13,060
North Las Vegas
GO Building Bonds
Series 2006
0.25%, 01/07/10 (a)(b)(c)(d)	30,525	30,525
Reno
Hospital Refunding RB (Renown Regional Medical Center)
Series 2009A
0.20%, 01/06/10 (a)(b)	5,475	5,475
Truckee Meadows Water Auth
Water Refunding RB
Series 2006
0.25%, 01/07/10 (a)(b)(c)(d)	10,280	10,280
Water Refunding RB
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	9,990	9,990
Water Revenue CP
Series 2006B
0.35%, 03/04/10 (b)	5,300	5,300

		341,218

New Hampshire 0.4%
New Hampshire Business Finance Auth
RB (Cottage Hospital)
Series 2005
0.43%, 01/07/10 (a)(b)	7,105	7,105
Solid Waste Disposal RB (Lonza Biologics)
Series 2003
0.36%, 01/07/10 (a)(b)	30,000	30,000
New Hampshire Health & Educational Facilities Auth
RB (Frisbie Memorial Hospital)
Series 2005
0.26%, 01/07/10 (a)(b)	2,675	2,675
RB (Riverwoods at Exeter)
Series 2003
0.25%, 01/07/10 (a)(b)	3,085	3,085
RB (Riverwoods at Exeter)
Series 2008
0.23%, 01/07/10 (a)(b)	15,000	15,000
RB (Southern New Hampshire Univ)
Series 2008
0.24%, 01/07/10 (a)(b)	7,880	7,880

		65,745

New Jersey 1.1%
Burlington Cnty
BAN
Series 2009B
0.52%, 09/10/10	23,000	23,155
East Brunswick Township
BAN 2009
0.54%, 04/28/10	15,000	15,046
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems)
Series 2007
0.29%, 01/07/10 (a)(b)	7,420	7,420
RB (Chambers Co-Generation)
0.40%, 01/04/10 (b)	30,000	30,000
RB (Hamilton Industrial Development)
Series 1998
0.42%, 01/06/10 (a)(b)	4,060	4,060
RB (Jewish Home at Rockleigh)
Series 1998B
0.41%, 01/01/10 (a)(b)	8,680	8,680
RB (Research & Manufacturing Corp of America)
Series 2006
0.42%, 01/07/10 (a)(b)	3,415	3,415
School Facilities Construction Bonds
Series 2008X
0.19%, 01/06/10 (a)(b)	5,550	5,550
School Facilities Construction Notes
Series 2009A
2.50%, 06/18/10	26,000	26,242
School Facilities Construction Refunding Bonds
Series 2008V2
0.35%, 01/06/10 (a)(b)	7,625	7,625
School Facilities Construction Refunding Bonds
Series 2008V5
0.28%, 01/06/10 (a)(b)	10,900	10,900
Thermal Energy Facilities RB (Marina Energy LLC-2001)
Series A
0.25%, 01/07/10 (a)(b)	8,400	8,400
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008F
0.25%, 01/07/10 (a)(b)	12,400	12,400
New Jersey State Higher Education Assistance Auth
Student Loan RB
Series 2008A
0.35%, 01/07/10 (a)(b)(c)(d)	7,640	7,640
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
0.25%, 01/07/10 (a)(b)(c)(d)	450	450
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.42%, 12/15/10	7,500	7,862

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Transportation System Bonds
Series 2006A
0.30%, 01/07/10 (a)(b)(c)(d)	1,610	1,610
Transportation System Bonds
Series 2006C
0.26%, 01/07/10 (a)(b)(c)(d)	5,540	5,540
0.70%, 01/28/10 (b)(c)(d)	330	330
Transportation System Bonds
Series 2009D
0.23%, 01/06/10 (a)(b)	7,275	7,275
New Jersey Turnpike Auth
Turnpike RB
Series 2003A & Refunding RB
Series 2005A
0.55%, 01/07/10 (a)(b)(c)(d)	5,335	5,335

		198,935

New Mexico 0.5%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts)
Series 2008
0.40%, 01/07/10 (a)(b)	3,750	3,750
Farmington
Hospital RB (San Juan Regional Medical Center)
Series 2004B
0.24%, 01/07/10 (a)(b)	5,000	5,000
New Mexico Educational Assistance Foundation
Education Loan Bonds Sr
Series 2003A1
0.28%, 01/06/10 (a)(b)	8,000	8,000
Education Loan Bonds Sr
Series 2003A2
0.28%, 01/06/10 (a)(b)	7,000	7,000
Education Loan Bonds Sr
Series 2009A
0.28%, 01/06/10 (a)(b)	3,000	3,000
New Mexico Finance Auth
Sub Lien Public Project Revolving Fund RB
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	10,335	10,335
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services)
Series 2009A
0.60%, 03/24/10 (b)(c)(d)	6,330	6,330
New Mexico Municipal Energy Acquisition Auth
Gas Supply RB
Series 2009
0.23%, 01/07/10 (a)(b)	25,000	25,000
Santa Fe
Wastewater System Sub Lien RB (Gross Receipts Tax)
Series 1997B
0.24%, 01/06/10 (a)(b)	14,900	14,900

		83,315

New York 10.3%
Albany Cnty Airport Auth
Airport Refunding RB
Series 2008A
0.31%, 01/07/10 (a)(b)	7,785	7,785
Bethlehem IDA
RB (467 Delaware Ave)
Series 2003A
0.29%, 01/07/10 (a)(b)	6,200	6,200
Long Island Power Auth
Electric System General RB
Series 2006A
0.26%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Electric System Sub RB
Series 2001-3A
0.25%, 01/06/10 (a)(b)	47,280	47,280
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds
Series 2008A
0.28%, 01/07/10 (a)(b)(c)	23,920	23,920
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008D1
0.30%, 01/06/10 (a)(c)	18,000	18,000
Nassau Health Care Corp
Bonds
Series 2009D2
0.30%, 01/27/10 (b)	9,000	9,000
New Rochelle IDA
IDRB (West End Phase I Facility)
Series 2006
0.57%, 01/07/10 (a)(b)	4,265	4,265
New York City
GO Bonds Fiscal 2002
Series A1
0.25%, 01/07/10 (a)(c)(d)	24,750	24,750
GO Bonds Fiscal 2004
Series F
0.25%, 01/07/10 (a)(c)(d)(g)	190,000	190,000
New York City Housing Development Corp
M/F Housing RB
Series 2006J1
0.27%, 01/06/10 (a)(c)	84,360	84,360
M/F Housing RB
Series 2008A1B
0.27%, 01/07/10 (a)(c)	9,250	9,250
M/F Housing RB
Series 2008I2
0.73%, 05/13/10	43,250	43,250
M/F Housing RB
Series 2009H
0.55%, 07/01/10	27,905	27,905
M/F Housing RB
Series 2009L
0.40%, 12/15/10	43,000	43,000
M/F Mortgage RB (Boricua Village Apts)
Series 2007A
0.29%, 01/06/10 (a)(b)	11,000	11,000
M/F Mortgage RB (Queens Family Courthouse Apts)
Series 2007A
0.29%, 01/06/10 (a)(b)	54,000	54,000
New York City IDA
Empowerment Zone RB (Tiago Holdings)
Series 2007
0.28%, 01/07/10 (a)(b)	16,000	16,000
Refunding IDRB (Allway Tools)
Series 1997
0.62%, 01/07/10 (a)(b)	1,020	1,020

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York City Municipal Water Finance Auth
CP
Series 5
0.25%, 01/21/10	11,700	11,700
Extendible CP
Series 7
0.35%, 01/14/10	37,000	37,000
Water & Sewer System RB Fiscal 2002
Series G
0.23%, 01/07/10 (a)(c)(d)	7,500	7,500
Water & Sewer System RB Fiscal 2005
Series B
0.23%, 01/07/10 (a)(c)(d)	25,075	25,075
Water & Sewer System RB Fiscal 2006
Series A
0.23%, 01/07/10 (a)(c)(d)	7,000	7,000
Water & Sewer System RB Fiscal 2008
Series B1
0.20%, 01/07/10 (a)(c)	2,600	2,600
Water & Sewer System RB Fiscal 2009
Series A
0.25%, 01/07/10 (a)(c)(d)	15,310	15,310
0.25%, 01/07/10 (a)(c)(d)	1,000	1,000
Water & Sewer System RB Fiscal 2009
Series FF2
0.24%, 01/07/10 (a)(c)(d)	6,000	6,000
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2001
Series A
0.25%, 01/06/10 (a)(c)	31,050	31,050
New York City Trust for Cultural Resources
Refunding RB (Museum of Modern Art)
Series 2008-1A
0.55%, 08/01/10 (d)	10,000	10,113
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/17/11 (b)	140,000	140,000
New York State Dormitory Auth
RB (New York Univ)
Series 2009A
0.23%, 01/07/10 (a)(c)(d)	7,075	7,075
State Personal Income Tax RB
Series 2005B
0.50%, 01/07/10 (a)(c)(d)	7,805	7,805
State Personal Income Tax RB
Series 2006D
0.23%, 01/07/10 (a)(c)(d)	35,000	35,000
New York State Energy Research & Development Auth
Facilities RB
Series 2004C2
0.28%, 01/06/10 (a)(b)	11,900	11,900
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB
Series 2002B
0.23%, 01/07/10 (a)(c)(d)	7,300	7,300
New York State HFA
Housing RB (250 W 50th St)
Series 1997A
0.25%, 01/06/10 (a)(b)	5,395	5,395
Housing RB (345 E 94th St)
Series 1998A
0.24%, 01/06/10 (a)(b)	165	165
Housing RB (900 Eighth Ave)
Series 2002A
0.22%, 01/06/10 (a)(b)	22,400	22,400
Housing RB (Archstone Westbury)
Series 2004A
0.27%, 01/06/10 (a)(b)	17,000	17,000
Housing RB (Avalon Bowery Place II)
Series 2006A
0.34%, 01/06/10 (a)(b)	10,000	10,000
Housing RB (E 84th St)
Series 1995A
0.25%, 01/06/10 (a)(b)	5,900	5,900
Housing RB (Helena Housing)
Series 2003A
0.30%, 01/06/10 (a)(b)	30,000	30,000
Housing RB (Normandie Court II)
Series 1999A
0.25%, 01/06/10 (a)(b)	7,330	7,330
Housing RB (Ocean Park Apts)
Series 2005A
0.30%, 01/06/10 (a)(b)	6,100	6,100
Housing RB (The Helena)
Series 2004A
0.30%, 01/06/10 (a)(b)	51,500	51,500
Housing RB (Tribeca Green)
Series 2003A
0.23%, 01/06/10 (a)(b)	24,725	24,725
Service Contract Refunding RB
Series 2003M1
0.22%, 01/06/10 (a)(b)	7,000	7,000
New York State Mortgage Agency
Homeowner Mortgage RB
Series 101
0.40%, 01/07/10 (a)(c)(d)	4,920	4,920
Homeowner Mortgage RB
Series 106
0.28%, 01/07/10 (a)(c)(d)	4,500	4,500
Homeowner Mortgage RB
Series 109
0.31%, 01/07/10 (a)(c)(d)	9,925	9,925
Homeowner Mortgage RB
Series 115
0.26%, 01/06/10 (a)(c)	23,700	23,700
Homeowner Mortgage RB
Series 137
0.28%, 01/07/10 (a)(c)(d)(f)	2,740	2,740
Homeowner Mortgage RB
Series 145 & 148
0.36%, 01/07/10 (a)(c)(d)	4,350	4,350
Homeowner Mortgage RB
Series 153
0.26%, 01/06/10 (a)(c)	32,850	32,850
Homeowner Mortgage RB
Series 159
0.22%, 01/06/10 (a)(c)	10,900	10,900
Mortgage RB 29th
Series
0.31%, 01/07/10 (a)(c)(d)	19,890	19,890
Mortgage RB 31st
Series A
0.28%, 01/04/10 (a)(c)(d)	7,745	7,745

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York State Power Auth
CP
Series 1
0.50%, 02/01/10	20,000	20,000
0.33%, 02/02/10	41,760	41,760
0.38%, 02/10/10	18,212	18,212
0.35%, 02/11/10	11,200	11,200
0.30%, 03/02/10	18,989	18,989
New York State Thruway Auth
General RB
Series G
0.25%, 01/07/10 (a)(b)(c)(d)	10,000	10,000
New York State Urban Development Corp
State Personal Income Tax RB
Series 2004A3A
0.33%, 01/07/10 (a)(c)	900	900
State Personal Income Tax RB
Series 2004A3C
0.33%, 01/07/10 (a)(c)	5,150	5,150
Oyster Bay
BAN
Series 2009B
0.44%, 09/17/10	15,000	15,139
Port Auth of New York & New Jersey
Consolidated Bonds 136th
Series
0.45%, 01/07/10 (a)(c)(d)	7,320	7,320
Consolidated Bonds 137th
Series
0.43%, 01/07/10 (a)(c)(d)	4,050	4,050
Consolidated Bonds 141st
Series
0.30%, 01/07/10 (a)(c)(d)	18,165	18,165
0.32%, 01/07/10 (a)(c)(d)	9,010	9,010
Consolidated Bonds 143rd
Series
0.31%, 01/07/10 (a)(c)(d)	5,245	5,245
Consolidated Bonds 146th
Series
0.65%, 01/07/10 (a)(c)(d)	76,140	76,140
Consolidated Bonds 147th
Series
0.30%, 01/07/10 (a)(c)(d)	36,820	36,820
Consolidated Bonds 152nd
Series
0.31%, 01/07/10 (a)(c)(d)	28,540	28,540
CP
Series A
0.48%, 01/07/10	14,890	14,890
CP
Series B
0.65%, 01/06/10	11,900	11,900
0.48%, 01/11/10	19,925	19,925
Suffolk Cnty
TAN
Series 2010
0.35%, 08/12/10	37,500	37,877
0.37%, 08/12/10	12,500	12,624
Triborough Bridge & Tunnel Auth
General RB
Series 2009A1
1.94%, 01/20/10	10,000	10,007
General Refunding RB
Series 2002B
0.23%, 01/07/10 (a)(c)(d)	9,295	9,295
General Revenue BAN
Series 2009
0.44%, 11/15/10	15,000	15,203
0.47%, 11/15/10	25,000	25,331
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
0.19%, 01/07/10 (a)(b)	3,100	3,100
Yonkers IDA
IDRB (Greyston Bakery)
Series 2001
2.00%, 01/07/10 (a)(b)	2,305	2,305

		1,787,545

North Carolina 2.2%
Charlotte
Refunding RB (Charlotte Douglas International Airport)
Series 2008D
0.28%, 01/06/10 (a)(b)	9,345	9,345
Charlotte-Mecklenburg Cnty Hospital Auth
Health Care RB (Carolinas HealthCare System)
Series 2007G
0.25%, 01/07/10 (a)(b)	26,000	26,000
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor)
Series 2000A
0.47%, 01/06/10 (a)	26,500	26,500
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp)
Series 1998
0.35%, 01/06/10 (a)(b)	4,500	4,500
Mecklenburg Cnty
GO Refunding Bonds
Series 2009D
0.35%, 01/07/10 (a)(e)	20,000	20,000
M/F Housing RB (Sycamore Green Apts)
Series 2001
0.35%, 01/07/10 (a)(b)	5,835	5,835
North Carolina Capital Facilities Finance Agency
Educational Facilities RB (Campbell Univ)
Series 2009
0.24%, 01/07/10 (a)(b)	5,925	5,925
RB (Duke Univ)
Series 2005A
0.23%, 01/07/10 (a)(c)(d)	8,600	8,600
Student Housing RB (UNCP Univ Foundation)
Series 2001A
0.22%, 01/07/10 (a)(b)	9,300	9,300
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.24%, 01/07/10 (a)(b)	5,000	5,000
Health Care Facilities RB (Novant Health)
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	17,335	17,335
0.23%, 01/07/10 (a)(b)(c)(d)	11,420	11,420

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A1
0.22%, 01/06/10 (a)(b)	14,500	14,500
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A2
0.28%, 01/06/10 (a)(b)	22,405	22,405
North Carolina State Education Assistance Auth
Student Loan Refunding RB
Series 2008-2A1
0.29%, 01/07/10 (a)(b)	23,800	23,800
Student Loan Refunding RB
Series 2008-2A2
0.29%, 01/07/10 (a)(b)	10,000	10,000
Student Loan Refunding RB
Series 2008-3A1
0.35%, 01/07/10 (a)(b)	30,000	30,000
Student Loan Refunding RB
Series 2008-3A2
0.35%, 01/07/10 (a)(b)	22,945	22,945
Student Loan Refunding RB
Series 2008-5
0.32%, 01/07/10 (a)(b)	29,760	29,760
Piedmont Triad Airport Auth
Airport RB
Series 2008A
0.25%, 01/07/10 (a)(b)	3,455	3,455
Airport RB
Series 2008B
0.35%, 01/07/10 (a)(b)	3,845	3,845
Raleigh
Downtown Improvement COP
Series 2005B1
0.24%, 01/06/10 (a)(c)	47,000	47,000
Raleigh Utilities
Combined Enterprise System RB
Series 2008A
0.24%, 01/06/10 (a)(c)	5,000	5,000
Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products)
Series 2007A
0.42%, 01/07/10 (a)(b)	8,490	8,490
Surry Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Ottenweller)
Series 2007A
0.30%, 01/07/10 (a)(b)	4,730	4,730
Union Cnty
COP
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	10,360	10,360

		386,050

North Dakota 0.2%
North Dakota HFA
Home Mortgage Finance Program
Series 2005A
0.29%, 01/06/10 (a)(c)	22,100	22,100
Home Mortgage Finance Program
Series 2005C
0.29%, 01/06/10 (a)(c)	12,000	12,000
Home Mortgage Finance Program
Series 2009B
0.27%, 01/06/10 (a)(c)	8,910	8,910
Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996A
0.66%, 01/07/10 (a)(b)	1,210	1,210
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996B
0.66%, 01/07/10 (a)(b)	110	110

		44,330

Ohio 2.1%
Akron, Bath & Copley Joint Township Hospital District
RB (Summa Health System)
Series 2004B
0.21%, 01/07/10 (a)(b)	7,165	7,165
Buckeye Tobacco Settlement Financing Auth
Asset-Backed Bonds
Series 2007A2
0.28%, 01/07/10 (a)(b)(c)(d)	56,365	56,365
Bulter Cnty
Hospital Facilities RB (Fort Hamilton Hospital)
Series 2001D
1.00%, 01/07/10 (a)(b)(c)(d)	7,960	7,960
Butler Cnty
Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center)
Series 2008O
0.55%, 01/01/10 (a)(b)	7,760	7,760
Cincinnati SD
Unlimited Tax GO Refunding Bonds
Series 2006
0.50%, 01/07/10 (a)(c)(d)	26,420	26,420
Cleveland
Airport System RB
Series 2000C
0.23%, 01/07/10 (a)(b)(c)(d)	31,490	31,490
Water RB
Series 2007O
0.23%, 01/07/10 (a)(c)(d)	14,850	14,850
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB Converted
Series 2005B
0.28%, 01/07/10 (a)(b)	7,910	7,910
Refunding RB (Judson)
Series 2005A
0.28%, 01/07/10 (a)(b)	21,430	21,430
Columbus Regional Airport Auth
Airport Refunding RB
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Darke Cnty
Health Care Facilities RB (Wayne Hospital)
Series 2007
0.31%, 01/07/10 (a)(b)	26,865	26,865

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Franklin Cnty
Health Care Facilities RB (Ohio Presbyterian Retirement Services)
Series 2006A
0.21%, 01/07/10 (a)(b)	32,000	32,000
Hospital Facilities RB (Doctors OhioHealth)
Series 1998B
0.24%, 01/07/10 (a)(b)	22,735	22,735
Hospital Facillities Refunding RB (OhioHealth)
Series 2009A
0.24%, 01/06/10 (a)(c)	11,100	11,100
Marion Cnty
Health Care Facility RB (United Church Homes)
Series 2002
0.43%, 01/06/10 (a)(b)	10,280	10,280
Ohio
Air Quality Development Refunding RB (Dayton Power & Light)
Series 2008A
0.35%, 01/06/10 (a)(b)	21,000	21,000
Air Quality Development Refunding RB (Dayton Power & Light)
Series 2008B
0.27%, 01/06/10 (a)(b)	8,350	8,350
Hospital Refunding RB (Cleveland Clinic Health System)
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	7,000	7,000
1.00%, 01/07/10 (a)(c)(d)(f)	17,870	17,870
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Lake Erie College)
Series 2003
0.65%, 01/07/10 (a)(b)	10,945	10,945
Hospital RB (Cleveland Clinic Health System)
Series 2008A
0.25%, 01/07/10 (a)(c)(d)	5,175	5,175

		359,670

Oklahoma 0.3%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center)
Series 2007A1
0.40%, 02/11/10	24,500	24,500
RB (Shawnee Funding)
Series 1996
0.39%, 01/06/10 (a)(b)	3,100	3,100
Oklahoma State Student Loan Auth
Student Loan Bonds & Notes
Series 2008IIA1
0.27%, 01/06/10 (a)(b)	20,000	20,000
Tulsa Cnty Industrial Auth
Health Care RB (Saint Francis Health System)
Series 2006
0.25%, 01/07/10 (a)(c)(d)	2,010	2,010

		49,610

Oregon 0.7%
Oregon Housing & Community Services Dept
S/F Mortgage RB
Series 2004L
0.28%, 01/06/10 (a)(c)	5,000	5,000
S/F Mortgage RB
Series 2005F
0.28%, 01/06/10 (a)(c)	13,685	13,685
S/F Mortgage RB
Series 2008I
0.25%, 01/07/10 (a)(c)	28,650	28,650
Oregon State Facilities Auth
RB (Lewis & Clark College)
Series 2008A
0.32%, 01/07/10 (a)(b)	22,225	22,225
Port of Portland
Refunding RB (Portland International Airport)
Series 18A
0.22%, 01/06/10 (a)(b)	25,500	25,500
Refunding RB (Portland International Airport)
Series 18B
0.25%, 01/06/10 (a)(b)	22,100	22,100
Salem Hospital Facility Auth
RB (Salem Hospital)
Series 2008B
0.20%, 01/07/10 (a)(b)	10,000	10,000

		127,160

Pennsylvania 2.8%
Adams Cnty IDA
RB (Gettysburg College)
Series 2008B
0.19%, 01/06/10 (a)(b)	3,000	3,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
0.40%, 04/15/10 (e)	11,806	11,806
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.28%, 01/07/10 (a)(c)(d)	18,630	18,630
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.25%, 01/07/10 (a)(b)(c)(d)	30,000	30,000
RB (Univ of Pittsburgh Medical Center)
Series 2007C
0.25%, 01/07/10 (a)(b)(c)(d)	28,705	28,705
Butler Cnty IDA
Refunding RB (Concordia Lutheran Health & Human Care)
Series 2008A
0.23%, 01/07/10 (a)(b)	3,900	3,900
Cambria Cnty IDA
Refunding RB (American National Red Cross)
Series 2008
0.19%, 01/06/10 (a)(b)	500	500
Crawford Cnty IDA
RB (Greenleaf Corp)
Series 2007
0.34%, 01/07/10 (a)(b)	8,360	8,360
Delaware River Port Auth
Refunding RB
Series 2008A
0.20%, 01/07/10 (a)(b)	7,575	7,575
Emmaus General Auth
Local Government RB (Lower Merion SD)
Series 1989B27
0.25%, 01/06/10 (a)(b)	11,900	11,900

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Local Government RB (Pennridge SD)
Series 1989F22
0.25%, 01/06/10 (a)(b)	6,800	6,800
Lackawanna Cnty
GO Notes
Series 2008A
0.45%, 01/07/10 (a)(b)(c)	14,540	14,540
GO Notes
Series 2008B
0.41%, 01/07/10 (a)(b)(c)	5,000	5,000
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.20%, 01/07/10 (a)(b)	12,160	12,160
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2009
0.50%, 09/01/10 (b)(c)(d)	6,995	6,995
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.30%, 01/05/10 (b)	8,240	8,240
RB (Waverly Heights)
Series 2009
0.32%, 01/06/10 (a)(b)	7,000	7,000
Northhampton Cnty
RB (Binney & Smith)
Series 1997B
0.52%, 01/06/10 (a)(b)	640	640
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Amtrak)
Series 2001B
0.29%, 01/07/10 (a)(b)	14,000	14,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.28%, 01/06/10 (a)(b)	1,120	1,120
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008C
0.28%, 01/06/10 (a)(c)	8,675	8,675
S/F Mortgage RB
Series 2001-72A
0.40%, 01/07/10 (a)(c)(d)	2,250	2,250
S/F Mortgage RB
Series 2002-73A & 74B
0.36%, 01/07/10 (a)(c)(d)	2,240	2,240
S/F Mortgage RB
Series 2004-77B
0.38%, 01/06/10 (a)(c)	5,975	5,975
S/F Mortgage RB
Series 2004-82B
0.25%, 01/06/10 (a)(c)	11,145	11,145
S/F Mortgage RB
Series 2004-86C
0.25%, 01/06/10 (a)(c)	1,665	1,665
S/F Mortgage RB
Series 2005-88C
0.26%, 01/06/10 (a)(c)	14,500	14,500
S/F Mortgage RB
Series 2005-89
0.25%, 01/06/10 (a)(c)	10,000	10,000
S/F Mortgage RB
Series 2005-90C
0.24%, 01/06/10 (a)(c)	20,425	20,425
S/F Mortgage RB
Series 2006-96A
0.28%, 01/07/10 (a)(c)(d)	9,790	9,790
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Univs)
Series 2004M3
0.25%, 01/07/10 (a)(b)	4,945	4,945
RB (Univ of Pennsylvania Health System)
Series 2008A
0.20%, 01/06/10 (a)(b)	2,280	2,280
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005D
0.24%, 01/07/10 (a)(b)(c)	7,420	7,420
Turnpike RB
Series 2004A
0.23%, 01/07/10 (a)(b)(c)(d)	28,215	28,215
Turnpike RB
Series 2008B2
0.20%, 01/07/10 (a)(b)	5,000	5,000
Turnpike RB
Series 2008B4
0.23%, 01/07/10 (a)(b)	3,935	3,935
Turnpike RB
Series 2008B6
0.25%, 01/07/10 (a)(b)	3,945	3,945
Turnpike Sub RB
Series 2008A1
0.55%, 01/07/10 (a)(b)(c)(d)	1,680	1,680
Philadelphia
Airport RB
Series 2007A
0.30%, 01/07/10 (a)(b)(c)(d)	20,060	20,060
Airport Refunding RB
Series 2007B
0.30%, 01/07/10 (a)(b)(c)(d)	2,855	2,855
Water & Wastewater RB
Series 1997B
0.22%, 01/06/10 (a)(b)	4,700	4,700
Water & Wastewater Refunding RB
Series 2005B
0.27%, 01/06/10 (a)(b)	8,855	8,855
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center)
Series 2007B
0.25%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Philadelphia Redevelopment Auth
Qualified Redevelopment RB
Series 2005B
0.30%, 01/07/10 (a)(b)(c)(d)	30,385	30,385
Philadelphia SD
GO Refunding Bonds
Series 2008A1
0.20%, 01/07/10 (a)(b)	14,800	14,800
GO Refunding Bonds
Series 2008A2
0.20%, 01/07/10 (a)(b)	20,000	20,000
TRAN
Series 2009-2010
0.72%, 06/30/10	20,000	20,174

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2009C
0.24%, 01/07/10 (a)(c)(d)	3,395	3,395
Washington Cnty Hospital Auth
RB (Washington Hospital)
Series 2008A
0.21%, 01/07/10 (a)(b)	4,280	4,280

		479,460

Rhode Island 0.1%
Rhode Island Student Loan Auth
Student Loan Program RB
Series 2008B3
0.27%, 01/06/10 (a)(b)	4,000	4,000
Student Loan Program RB
Series 2008B4
0.27%, 01/06/10 (a)(b)	13,000	13,000

		17,000

South Carolina 2.1%
Building Equity Sooner For Tommorrow Corp
Installment Purchase Refunding RB (Greenville Cnty SD)
Series 2006
0.28%, 01/07/10 (a)(c)(d)	9,615	9,615
Refunding RB (Greenville Cnty SD)
Series 2006
0.50%, 01/07/10 (a)(c)(d)	15,585	15,585
Charleston
Waterworks & Sewer System Capital Improvement RB
Series 2006B
0.20%, 01/07/10 (a)(c)	21,150	21,150
Greenville Hospital System
Refunding RB
Series 2008C
0.22%, 01/07/10 (a)(b)	18,000	18,000
Greenville IDA
IDRB (Stevens Aviation Technical Services)
Series 1997
0.47%, 01/07/10 (a)(b)	8,300	8,300
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare)
Series 2009
0.50%, 09/01/10 (b)(c)(d)	7,410	7,410
Piedmont Municipal Power Agency
Electric Refunding RB
Series 2008D
0.32%, 01/07/10 (a)(b)(c)	12,680	12,680
South Carolina Assoc of Governmental Organizations
RB (Pickens Cnty SD)
Series 2006
0.25%, 01/07/10 (a)(b)(c)(d)	12,165	12,165
South Carolina Housing & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts)
Series 2001A
0.24%, 01/06/10 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
Industrial RB (South Carolina Electric & Gas)
Series 2008
0.31%, 01/07/10 (a)(b)	7,000	7,000
IRB (South Carolina Generating)
Series 2008
0.31%, 01/07/10 (a)(b)	5,000	5,000
RB (Arts Partnership of Greater Spartanburg)
Series 2006
0.22%, 01/07/10 (a)(b)	5,745	5,745
RB (Ashley Hall)
Series 2007
0.25%, 01/07/10 (a)(b)	19,000	19,000
RB (Bon Secours Health System)
Series 2008A
0.27%, 01/06/10 (a)(b)(c)	69,625	69,625
RB (Holcim)
Series 2003
0.45%, 01/07/10 (a)(b)	25,000	25,000
RB (Innovative Fibers)
Series 2007
0.32%, 01/07/10 (a)(b)	6,500	6,500
South Carolina Public Service Auth
CP
0.27%, 04/06/10	3,754	3,754
0.33%, 04/09/10	11,200	11,200
Revenue Obligation
Series 2009E
0.25%, 01/07/10 (a)(c)(d)	9,980	9,980
Revenue Obligations
Series 2004A
0.25%, 01/07/10 (a)(c)(d)	23,760	23,760
Revenue Obligations
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	5,930	5,930
Revenue Obligations
Series 2009E
0.25%, 01/07/10 (a)(c)(d)	10,295	10,295
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Various Rural Housing Apts)
Series 2009B
0.32%, 01/07/10 (a)(b)	33,805	33,805
South Carolina Transportation Infrastructure Bank
Refunding RB
Series 2003B1
0.21%, 01/06/10 (a)(b)	9,950	9,950
Spartanburg Cnty IDA
Refunding IDRB (Bemis)
Series 1991
0.32%, 01/07/10 (a)(b)	4,750	4,750

		363,934

South Dakota 1.0%
South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
0.31%, 01/01/10 (a)(b)	11,175	11,175
RB (Avera Health)
Series 2008C
0.42%, 01/01/10 (a)(b)	25,000	25,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds
Series 1997J, 2006E & 2008B
0.28%, 01/07/10 (a)(c)(d)	8,355	8,355

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Homeownership Mortgage Bonds
Series 2003B
0.28%, 01/07/10 (a)(c)(d)	10,245	10,245
Homeownership Mortgage Bonds
Series 2003B, 2003H, 2004B, 2005B
0.37%, 01/07/10 (a)(c)(d)	6,740	6,740
Homeownership Mortgage Bonds
Series 2003E, 2005B, 2007B & 2007E
0.28%, 01/07/10 (a)(c)(d)	54,410	54,410
Homeownership Mortgage Bonds
Series 2003I
0.27%, 01/06/10 (a)(c)	7,720	7,720
Homeownership Mortgage Bonds
Series 2004G
0.28%, 01/06/10 (a)(c)	11,000	11,000
Homeownership Mortgage Bonds
Series 2005C
0.27%, 01/06/10 (a)(c)	10,000	10,000
Homeownership Mortgage Bonds
Series 2005K
0.28%, 01/07/10 (a)(c)(d)	5,970	5,970
Homeownership Mortgage Bonds
Series 2008C
0.26%, 01/06/10 (a)(c)	5,000	5,000
Homeownership Mortgage Bonds
Series 2008H
1.15%, 01/04/10	10,000	10,001
Homeownership Mortgage Bonds
Series 2009A
1.00%, 01/07/10 (a)(c)(f)	5,700	5,700
M/F Housing RB (Harmony Heights)
Series 2001
0.31%, 01/07/10 (a)(b)	6,500	6,500

		177,816

Tennessee 4.2%
Blount Cnty IDB
Local Government Public Improvement Bonds (Maryville Civic Arts Center)
Series 2009A
0.24%, 01/06/10 (a)(b)	3,000	3,000
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds
Series E5A
0.24%, 01/06/10 (a)(b)	17,895	17,895
Local Government Public Improvement Bonds
Series E5B
0.24%, 01/06/10 (a)(b)	14,910	14,910
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.25%, 01/07/10 (a)(b)	2,035	2,035
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA)
Series 2001
0.45%, 01/07/10 (a)(b)	1,430	1,430
Jackson Energy Auth
Wastewater System Refunding RB
Series 2009
0.25%, 01/06/10 (a)(b)	9,000	9,000
Water System Refunding RB
Series 2008
0.55%, 01/01/10 (a)(b)	9,410	9,410
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts)
Series 2005
0.32%, 01/07/10 (a)(b)	2,300	2,300
Jackson IDB
Solid Waste Facility Bonds (Ameristeel)
Series 1997
0.35%, 01/07/10 (a)(b)	3,800	3,800
Lewisburg IDB
Solid Waste Disposal RB (Waste Management)
Series 2003
0.26%, 01/07/10 (a)(b)	15,000	15,000
McMinn Cnty
Solid Waste Disposal Facilities RB (Bowater)
Series 1999
0.32%, 01/07/10 (a)(b)	33,500	33,500
Memphis
BAN 2009
0.53%, 05/18/10	24,700	24,835
Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor)
Series 2007
0.35%, 01/06/10 (a)	28,000	28,000
Metropolitan Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP
Series A
0.40%, 03/09/10 (c)	3,000	3,000
Water & Sewer Revenue CP
Series B
0.40%, 03/09/10 (c)	5,000	5,000
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts)
Series 2005
0.32%, 01/07/10 (a)(b)	8,260	8,260
M/F Housing RB (Chippington Tower Apts I & II)
Series 2005
0.49%, 01/07/10 (a)(b)	13,325	13,325
Metropolitan Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest)
Series 1985B
0.26%, 01/07/10 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll)
Series 1985A
0.26%, 01/07/10 (a)(b)	13,400	13,400
RB (Nashville Symphony Hall)
Series 2004
0.25%, 01/07/10 (a)(b)	15,900	15,900
RB (YMCA)
Series 2007
0.25%, 01/07/10 (a)(b)	14,800	14,800
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty)
Series 1997
0.25%, 01/07/10 (a)(b)	14,880	14,880
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	99,205	99,205

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Gas RB
Series 2006B
0.25%, 01/07/10 (a)(b)(c)(d)	128,425	128,425
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VA1
0.40%, 01/06/10 (a)(b)	13,590	13,590
Shelby Cnty Health, Educational & Housing Facility Board
RB (Methodist Healthcare)
Series 2004B
0.33%, 01/07/10 (a)(b)(c)(d)	7,495	7,495
RB (Rhodes College)
Series 2000
0.27%, 01/07/10 (a)(b)	9,020	9,020
RB (The Hutchison School)
Series 2005
0.27%, 01/07/10 (a)(b)	9,520	9,520
Tennergy Corp
Gas RB
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	195,660	195,660

		729,345

Texas 11.7%
Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society)
Series 1997
0.35%, 01/07/10 (a)(b)	3,155	3,155
Austin
Airport System Refunding RB
Series 2005-1
0.34%, 01/07/10 (a)(b)(c)	43,045	43,045
Airport System Refunding RB
Series 2005-2
0.34%, 01/07/10 (a)(b)(c)	64,925	64,925
Airport System Refunding RB
Series 2005-4
0.34%, 01/07/10 (a)(b)(c)	12,005	12,005
Caddo Mills ISD
Unlimited Tax Bonds
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	5,246	5,246
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics)
Series 2008
0.35%, 01/07/10 (a)(b)	10,000	10,000
Clear Creek ISD
Unlimited Tax Refunding Bonds
Series 2008
0.25%, 01/07/10 (a)(b)(c)(d)	16,685	16,685
Unlimited Tax Refunding Bonds
Series 2008A
0.25%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts)
Series 1996
0.28%, 01/07/10 (a)(b)	6,150	6,150
Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds
Series 2001
0.23%, 01/07/10 (a)(b)(c)(d)	4,600	4,600
Dallas
Refunding & RB
Series 2006
0.23%, 01/07/10 (a)(c)(d)	13,930	13,930
Waterworks & Sewer System CP
Series B
0.41%, 02/11/10 (c)	10,000	10,000
0.45%, 02/22/10 (c)	4,291	4,291
0.45%, 02/23/10 (c)	4,410	4,410
0.35%, 04/07/10 (c)	31,556	31,556
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.23%, 01/07/10 (a)(c)(d)	14,400	14,400
0.24%, 01/07/10 (a)(c)(d)	3,545	3,545
Sr Lien Sales Tax Refunding RB
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	9,820	9,820
0.50%, 01/07/10 (a)(c)(d)	18,490	18,490
Dallas Water & Sewer Utilities
Refunding & RB
Series 2006
0.25%, 01/07/10 (a)(b)(c)(d)	6,485	6,485
Denton ISD
Unlimited Tax Refunding Bonds
Series 2006
0.54%, 01/07/10 (a)(b)(c)(d)	6,005	6,005
El Paso
GO Bonds
Series 2006
0.25%, 01/07/10 (a)(b)(c)(d)	10,780	10,780
El Paso Cnty Hospital District
GO Bonds
Series 2008A
0.30%, 01/07/10 (a)(b)(c)(d)	8,930	8,930
Fort Worth ISD
Unlimited Tax GO Bonds
Series 2000
0.55%, 02/15/10 (b)	7,435	7,483
Galveston Cnty
GO Refunding Bonds
Series 2007
0.65%, 01/28/10 (b)(c)(d)	9,330	9,330
Garland ISD
Unlimited Tax Bonds
Series 2004B
0.60%, 03/04/10 (b)(c)	18,000	18,000
Grand Prairie IDA
IDRB (NTA Leasing)
Series 1994
0.33%, 01/06/10 (a)(b)	745	745
Grapevine IDA
Airport RB (Simuflite Training International)
Series 1983A
1.35%, 04/01/10 (b)	19,000	19,000
Greater Texas Student Loan Corp
RB
Series 1992B
0.28%, 01/07/10 (a)(b)	14,000	14,000
RB
Series 1995B
0.28%, 01/07/10 (a)(b)	10,000	10,000

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB
Series 1998A
0.28%, 01/07/10 (a)(b)	10,250	10,250
Hale Cnty Industrial Development Corp
RB (Silverado Developments)
Series 2008
0.61%, 01/07/10 (a)(b)	5,400	5,400
Harris Cnty
Toll Road Sr Lien Refunding RB
Series 2004A
0.25%, 01/07/10 (a)(b)(c)(d)	23,650	23,650
Toll Road Sub Lien Unlimited Tax Refunding RB
Series 2007C
0.25%, 01/07/10 (a)(c)(d)	4,050	4,050
Unlimited Tax Road & Refunding Bonds
Series 2006B
0.50%, 04/08/10 (c)(d)	13,665	13,665
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System)
Series 2009C1
0.55%, 01/05/10	10,000	10,000
0.55%, 01/28/10	10,000	10,000
0.55%, 02/25/10	10,000	10,000
0.40%, 06/03/10	10,000	10,000
0.35%, 06/30/10	10,000	10,000
Harris Cnty Health Facilities Development Corp
Hospital RB (Texas Children’s Hospital)
Series 1999B1
0.24%, 01/06/10 (a)(c)	18,570	18,570
RB (Sisters of Charity of the Incarnate Word)
Series 1997B
0.50%, 01/07/10 (a)(b)(c)(d)	9,450	9,450
Harris Cnty HFA
M/F Housing RB (Dominion Square Apts)
Series 2000
0.52%, 01/07/10 (a)(b)	2,825	2,825
M/F Housing RB (Lafayette Village Apts)
Series 2006
0.31%, 01/07/10 (a)(b)	6,900	6,900
M/F Housing RB (Village At Cornerstone Apts)
Series 2004
0.32%, 01/07/10 (a)(b)	8,155	8,155
Houston
Airport System Sub Lien Refunding RB
Series 2007B
0.28%, 01/07/10 (a)(b)(c)(d)	28,225	28,225
0.30%, 01/07/10 (a)(b)(c)(d)	23,000	23,000
Combined Utility System CP
Series B1
0.27%, 03/03/10 (b)	10,750	10,750
Combined Utility System First Lien Refunding RB
Series 2004A
0.23%, 01/07/10 (a)(b)(c)(d)	9,900	9,900
0.23%, 01/07/10 (a)(b)(c)(d)	13,895	13,895
Combined Utility System First Lien Refunding RB
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	5,135	5,135
Public Improvement Refunding Bonds
Series 2002
0.72%, 03/01/10	5,000	5,035
TRAN
Series 2009
0.41%, 06/30/10	20,000	20,156
Water & Sewer System Jr Lien Refunding RB
Series 2002A
0.28%, 01/07/10 (a)(b)(c)(d)	6,530	6,530
Houston ISD
Limited Tax Bonds
Series 2008
0.23%, 01/07/10 (a)(b)(c)(d)	9,900	9,900
Houston Port Auth
Unlimited Tax Refunding Bonds
Series 2008A
0.33%, 01/07/10 (a)(c)(d)	12,610	12,610
Hunt Memorial Hospital District
RB
Series 1998
0.34%, 01/07/10 (a)(b)(c)	7,755	7,755
Jewett Economic Development Corp
IDRB (Nucor Corp)
Series 2003
0.35%, 01/06/10 (a)	6,200	6,200
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
0.44%, 01/07/10 (a)(b)	34,425	34,425
Lamar Consolidated ISD
Unlimited Tax GO Bonds
Series 2004
0.26%, 01/07/10 (a)(b)(c)	7,380	7,380
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics)
Series 1990
0.34%, 01/06/10 (a)(b)	13,600	13,600
Lower Colorado River Auth
CP Notes
Series A
0.30%, 02/09/10 (c)	20,000	20,000
0.40%, 02/09/10 (c)	14,500	14,500
Refunding RB
Series 1999A
0.23%, 01/07/10 (a)(b)(c)(d)	10,895	10,895
Transmission Contract Refunding RB
Series 2009
0.24%, 01/07/10 (a)(b)(c)(d)	7,310	7,310
Transmission Contract Revenue CP Notes
0.33%, 02/09/10 (b)	9,900	9,900
0.37%, 02/09/10 (b)	8,000	8,000
Matagorda Cnty Navigation District No.1
Pollution Control Refunding RB (Central Power & Light)
Series 2001A
0.24%, 01/07/10 (a)(b)(c)(d)	7,495	7,495
New Caney ISD
Unlimited Tax Bonds
Series 2006
0.26%, 01/07/10 (a)(b)(c)(d)	6,595	6,595
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas)
Series 2009
0.24%, 01/07/10 (a)(c)(d)	7,200	7,200
0.25%, 01/07/10 (a)(c)(d)	8,495	8,495
North East ISD
Unlimited Tax Bonds
Series 2004
0.25%, 01/07/10 (a)(b)(c)(d)	5,770	5,770

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Unlimited Tax Bonds
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	5,505	5,505
0.25%, 01/07/10 (a)(b)(c)(d)	9,060	9,060
Unlimited Tax Refunding Bonds
Series 2007
0.25%, 01/07/10 (a)(b)(c)(d)	13,340	13,340
0.50%, 01/07/10 (a)(b)(c)(d)	4,155	4,155
North Texas Higher Education Auth
Student Loan RB
Series 1998
0.32%, 01/06/10 (a)(b)	9,000	9,000
Student Loan RB
Series 2007A
0.32%, 01/06/10 (a)(b)	49,280	49,280
North Texas Tollway Auth
System Refunding RB
Series 2008D
0.28%, 01/07/10 (a)(b)(c)(d)	37,830	37,830
0.28%, 01/07/10 (a)(b)(c)(d)	12,099	12,099
Parmer Cnty Industrial Development Corp
RB (Visser Family Trust)
Series 2008
0.56%, 01/07/10 (a)(b)	1,600	1,600
Port of Corpus Christi Industrial Development Corp
Environmental Facilities RB (CITGO Petroleum)
Series 2003
0.27%, 01/06/10 (a)(b)	39,200	39,200
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	8,645	8,645
Round Rock ISD
Unlimited Tax Bonds
Series 2007
0.26%, 01/07/10 (a)(b)(c)(d)	10,755	10,755
San Antonio
Electric & Gas Systems CP
Series A
0.30%, 06/10/10 (c)	17,700	17,700
Electric & Gas Systems Refunding RB New
Series 2007
0.23%, 01/07/10 (a)(c)(d)	27,560	27,560
Electric & Gas Systems Refunding RB New
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	9,260	9,260
Hotel Tax Sub Lien Refunding RB
Series 2008
0.24%, 01/06/10 (a)(b)(f)	14,550	14,550
0.24%, 01/06/10 (a)(b)	27,700	27,700
Water System CP Notes
Series A
0.37%, 02/10/10 (c)	5,000	5,000
Water System Refunding RB
Series 2005
0.25%, 01/07/10 (a)(c)(d)	46,055	46,055
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel)
Series 2005
0.25%, 01/07/10 (a)(b)	10,450	10,450
San Antonio Housing Finance Corp
M/F Housing RB (Artisan At San Pedro Creek Apts)
Series 2008
0.28%, 01/07/10 (a)(b)	15,000	15,000
San Antonio ISD
Unlimited Tax Refunding Bonds
Series 2001B
0.23%, 01/07/10 (a)(b)(c)(d)	4,900	4,900
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.24%, 01/07/10 (a)(c)(d)	5,600	5,600
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts)
Series 2006
0.31%, 01/07/10 (a)(b)	13,900	13,900
Spring Branch ISD
Limited Tax Bonds
Series 2008
0.25%, 01/07/10 (a)(b)(c)(d)	2,250	2,250
Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (Texas Health Resources System)
Series 2007A
0.25%, 01/07/10 (a)(c)(d)	8,625	8,625
Tarrant Cnty Housing Finance Corp
M/F Housing Refunding RB (SF Apts LP)
Series 1993
0.30%, 01/06/10 (a)(b)	7,050	7,050
Texas
GO Bonds (Veterans Housing Assistance Fund II)
Series 2002A2
0.27%, 01/06/10 (a)	6,000	6,000
GO Bonds (Veterans Housing Assistance Fund II)
Series 2004B
0.25%, 01/06/10 (a)(c)	10,435	10,435
GO Bonds (Veterans Housing Assistance Fund II)
Series 2006D
0.28%, 01/06/10 (a)(c)	10,350	10,350
GO Bonds (Veterans Housing Assistance Fund II)
Series 2007A
0.28%, 01/06/10 (a)(c)	15,185	15,185
GO Refunding Bonds (College Student Loan)
Series 2008C
0.54%, 08/01/10	4,295	4,412
TRAN
Series 2009
0.45%, 08/31/10	120,000	121,630
0.46%, 08/31/10	55,000	55,750
Texas A&M Univ
Permanent Univ Fund Bonds
Series 1998
0.50%, 01/07/10 (a)(c)(d)	31,485	31,485
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts)
Series 2005
0.31%, 01/07/10 (a)(b)	11,700	11,700
M/F Housing RB (Bristol Apts)
Series 2004
0.31%, 01/07/10 (a)(b)	8,300	8,300
M/F Housing RB (Creek Point Apts)
Series 2000
0.34%, 01/06/10 (a)(b)	6,260	6,260

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Montgomery Pines Apts)
Series 2004
0.31%, 01/07/10 (a)(b)	12,200	12,200
M/F Housing RB (Pinnacle Apts)
Series 2004
0.31%, 01/07/10 (a)(b)	6,900	6,900
M/F Housing RB (Tower Ridge Apts)
Series 2005
0.41%, 01/07/10 (a)(b)	15,000	15,000
M/F Housing Refunding RB (Alta Cullen Apts)
Series 2008
0.32%, 01/07/10 (a)(b)	14,000	14,000
RB (Addison Park Apts)
Series 2008
0.41%, 01/07/10 (a)(b)	13,900	13,900
S/F Mortgage RB
Series 2007A
0.27%, 01/07/10 (a)(c)	47,045	47,045
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB
Series 2007B
0.50%, 01/07/10 (a)(b)(c)(d)	111,525	111,525
Texas Public Finance Auth
Unemployment Compensation Assessment RB
Series 2003C4
0.33%, 02/12/10	19,000	19,000
Texas State Univ System
Revenue Financing System RB
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	19,260	19,260
Texas Tech Univ
Refunding RB 12th
Series 2009
0.68%, 02/15/10	5,985	6,009
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2006
0.25%, 01/07/10 (a)(c)(d)	8,750	8,750
GO Mobility Fund Bonds
Series 2007
0.23%, 01/07/10 (a)(c)(d)	60,000	60,000
0.25%, 01/07/10 (a)(c)(d)	30,500	30,500
State Highway Fund Revenue CP Notes
Series A
0.35%, 01/14/10 (c)	6,600	6,600
0.35%, 02/01/10 (c)	18,000	18,000
0.35%, 02/08/10 (c)	10,000	10,000
0.38%, 02/08/10 (c)	10,000	10,000
Texas Water Development Board
Water Financial Assistance GO Bonds
Series 2007D
0.31%, 01/07/10 (a)(c)(d)	5,800	5,800
Travis Cnty
Limited Tax Refunding Bonds
Series 2009
0.48%, 03/01/10	7,135	7,152
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal)
Series 1999
0.37%, 01/06/10 (a)(b)	1,860	1,860
Univ of North Texas
Revenue Financing System Bonds
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	12,875	12,875
Univ of Texas
Revenue Financing System CP
Series A
0.30%, 04/08/10	17,966	17,966
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System)
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	10,870	10,870

		2,028,370

Utah 1.2%
Carbon Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.30%, 01/06/10 (a)(b)	1,800	1,800
Clearfield Cnty
M/F Housing Refunding RB (Oakstone Apts)
Series 2008
0.31%, 01/07/10 (a)(b)	12,100	12,100
Emery Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.24%, 01/06/10 (a)(b)	10,000	10,000
Nephi City
IDRB (Fibertek Insulation West)
Series 2008
0.55%, 01/07/10 (a)(b)	3,835	3,835
Riverton
Hospital RB (IHC Health Services)
Series 2009
0.50%, 05/05/10 (c)(d)	18,695	18,695
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts)
Series 2008
0.31%, 01/07/10 (a)(b)	14,225	14,225
Utah Housing Corp
S/F Mortgage Bonds
Series 2009-6
0.35%, 01/18/10 (b)	5,000	5,000
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah)
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	49,135	49,135
Student Loan RB Sr
Series 2008A
0.32%, 01/07/10 (a)(b)	30,000	30,000
Utah Transit Auth
Sales Tax RB
Series 2008A
0.65%, 01/28/10 (c)(d)	39,310	39,310
Sub Sales Tax Refunding RB
Series 2007A
0.50%, 01/07/10 (a)(c)(d)	18,545	18,545

		202,645

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Vermont 0.1%
Vermont Economic Development Auth
IDRB (Agri-Mark)
Series 1999A
0.56%, 01/07/10 (a)(b)	17,000	17,000
IDRB (Agri-Mark)
Series 1999B
0.56%, 01/07/10 (a)(b)	1,000	1,000

		18,000

Virginia 2.5%
Chesterfield Cnty Economic Development Auth
RB (Bon Secours Health System)
Series 2008C2
0.27%, 01/06/10 (a)(b)(c)	45,370	45,370
Fairfax Cnty Economic Development Auth
Student Housing RB (George Mason Univ Foundation)
Series 2003
0.22%, 01/06/10 (a)(b)	14,520	14,520
Fairfax Cnty IDA
Health Care RB (Inova Health System)
Series 2009B2
0.55%, 04/12/10	50,000	50,000
Hospital Refunding RB (Inova Health System)
Series 1993A
0.45%, 08/15/10	3,450	3,547
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts)
Series 2008
0.31%, 01/07/10 (a)(b)	9,950	9,950
Henrico Economic Development Auth
RB (Bon Secours Health System)
Series 2008B1
0.27%, 01/06/10 (a)(b)(c)	18,745	18,745
RB (Bon Secours Health System)
Series 2008B2
0.27%, 01/06/10 (a)(b)(c)	13,400	13,400
King George Cnty
Solid Waste Disposal Facility RB (Garnet)
Series 1996
0.25%, 01/07/10 (a)(b)	3,700	3,700
Newport News IDA
RB (CNU Warwick Student Apts)
Series 2004
0.25%, 01/07/10 (a)(b)	4,000	4,000
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)
0.36%, 02/12/10	65,000	65,000
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2009A
0.70%, 02/03/10	25,000	25,000
Richmond
Public Utility RB
Series 2009A
0.24%, 01/07/10 (a)(c)(d)	7,500	7,500
Southeastern Public Service Auth of Virginia
Sr Parity RB (Regional Solid Waste System)
Series 2007A
0.32%, 01/07/10 (a)(b)	23,435	23,435
Suffolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2008
0.25%, 01/07/10 (a)(c)(d)	93,545	93,545
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.30%, 01/07/10 (a)(c)(d)	6,600	6,600
Commonwealth Mortgage Bonds
Series 2005C1
0.28%, 01/07/10 (a)(c)(d)	5,100	5,100
Commonwealth Mortgage Bonds
Series 2006D
0.53%, 01/01/11	7,000	7,249
Commonwealth Mortgage Bonds
Series 2006D1
1.40%, 01/01/10	6,000	6,000
Commonwealth Mortgage Bonds
Series 2006D3
0.95%, 10/01/10	1,000	1,023
Commonwealth Mortgage Bonds
Series 2007A4
1.05%, 10/01/10	1,515	1,536
Commonwealth Mortgage Bonds
Series 2007A5
0.53%, 01/01/11	6,040	6,218
Virginia Housing Development Auth-Rental
Rental Housing Bonds
Series 2009E
0.23%, 01/07/10 (a)(c)(d)	6,555	6,555
Virginia Port Auth
Port Facilities RB
Series 2006
0.33%, 01/07/10 (a)(b)(c)(d)	3,285	3,285
Sub Port Facilities Revenue BAN
Series 2009
0.48%, 05/18/10	20,000	20,114

		441,392

Washington 4.2%
Cascade Water Alliance
Water System RB
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	8,615	8,615
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.25%, 01/07/10 (a)(c)(d)	8,285	8,285
Chelan Cnty Public Utility District No.1
RB (Chelan Hydro Consolidated System)
Series 2001A
0.42%, 01/07/10 (a)(c)(d)	1,500	1,500
RB (Chelan Hydro Consolidated System)
Series 2001A&B & Refunding RB
Series 2001C
0.45%, 01/07/10 (a)(c)(d)	9,970	9,970
Douglas Cnty Development Corp
RB (Executive Flight)
Series 1998
0.35%, 01/07/10 (a)(b)	5,300	5,300

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Energy Northwest
Electric Refunding RB (Columbia Generating Station)
Series 2006A
0.50%, 01/07/10 (a)(c)(d)	15,935	15,935
King Cnty
Sewer RB
Series 2002A
0.26%, 01/07/10 (a)(c)(d)	10,000	10,000
Sewer RB
Series 2007
0.25%, 01/07/10 (a)(c)(d)	31,250	31,250
Sewer RB Second
Series 2006
0.28%, 01/07/10 (a)(c)(d)	10,000	10,000
Sewer Refunding RB
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	22,845	22,845
Sewer Refunding RB 2nd
Series 2006
0.25%, 01/07/10 (a)(c)(d)	25,525	25,525
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
0.28%, 01/07/10 (a)(b)(c)(d)	7,850	7,850
Olympia
Solid Waste RB (LeMay Enterprises)
Series 1999
0.29%, 01/06/10 (a)(b)	2,120	2,120
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade)
Series 1996
0.53%, 01/07/10 (a)(b)	3,945	3,945
RB (Flex-A-Lite Consolidated)
Series 1996
0.40%, 01/06/10 (a)(b)	1,500	1,500
Port of Seattle
Intermediate Lien Refunding RB
Series 2005A
0.23%, 01/07/10 (a)(b)(c)(d)	24,790	24,790
RB
Series 2003B
0.45%, 01/07/10 (a)(c)(d)	5,140	5,140
RB
Series 2007B
0.34%, 01/06/10 (a)(c)(d)	5,830	5,830
Sub Lien Refunding RB
Series 2008
0.40%, 01/06/10 (a)(b)	10,000	10,000
Port of Tacoma
Sub Lien RB (CP)
Series 2002A
0.28%, 01/14/10 (b)	23,685	23,685
Seattle
Drainage & Wastewater RB 2008
0.23%, 01/07/10 (a)(c)(d)	8,090	8,090
Seattle Housing Auth
RB (CHHIP & HRG Projects)
Series 1996
0.40%, 01/06/10 (a)(b)	3,035	3,035
Snohomish Cnty Public Utility District No.1
Electric System BAN Second
Series 2008A
0.55%, 05/26/10	25,000	25,143
Electric System Revenue Notes Second
Series 2009B
0.46%, 08/05/10	11,000	11,100
Tacoma Housing Auth
RB (Crown Assisted Living)
Series 1998
0.65%, 01/06/10 (a)(b)	2,595	2,595
Univ of Washington
RB
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	38,415	38,415
Vancouver Housing Auth
Pooled Housing Refunding RB
Series 2008
0.22%, 01/07/10 (a)(b)	4,485	4,485
Washington
GO Bonds
Series 2003C
0.26%, 01/07/10 (a)(c)(d)	6,280	6,280
GO Bonds
Series 2005D
0.98%, 01/01/10	7,575	7,575
GO Bonds
Series 2007C
0.23%, 01/07/10 (a)(c)(d)	11,690	11,690
GO Bonds
Series 2008A
0.23%, 01/07/10 (a)(c)(d)	7,375	7,375
Motor Vehicle Fuel Tax GO Bonds
Series 2003C
0.25%, 01/07/10 (a)(c)(d)	3,700	3,700
Motor Vehicle Fuel Tax GO Bonds
Series 2006E
0.28%, 01/07/10 (a)(c)(d)	6,115	6,115
Various Purpose GO Bonds
Series 2002B
0.25%, 01/07/10 (a)(c)(d)	29,540	29,540
Various Purpose GO Bonds
Series 2005D
0.25%, 01/07/10 (a)(c)(d)	995	995
Various Purpose GO Bonds
Series 2008C
0.28%, 01/07/10 (a)(c)(d)	4,935	4,935
Various Purpose GO Bonds
Series 2009E
0.25%, 01/07/10 (a)(c)(d)	5,000	5,000
Washington Economic Development Finance Auth
Refunding RB (Puget Sound Blood Center)
Series 2008D
0.22%, 01/07/10 (a)(b)	2,400	2,400
Solid Waste Disposal RB (Heirborne Investments)
Series 2006K
0.29%, 01/06/10 (a)(b)	5,505	5,505
Solid Waste Disposal RB (Lemay Enterprises)
Series 2005B
0.29%, 01/06/10 (a)(b)	10,585	10,585
Solid Waste Disposal RB (Specialty Chemical Products)
Series 2007
0.35%, 01/07/10 (a)(b)	20,800	20,800
Solid Waste Disposal RB (Waste Management)
Series 2000C
0.40%, 01/06/10 (a)(b)	17,900	17,900

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Waste Management)
Series 2000H
0.40%, 01/06/10 (a)(b)	9,825	9,825
Solid Waste Disposal RB (Waste Management)
Series 2000I
0.40%, 01/06/10 (a)(b)	7,235	7,235
Solid Waste Disposal RB (Waste Management)
Series 2005D
0.35%, 01/07/10 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.25%, 01/07/10 (a)(c)(d)	7,505	7,505
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.23%, 01/06/10 (a)(b)	8,785	8,785
RB (Kadlec Medical Center)
Series 2006B
0.55%, 01/06/10 (a)(b)(c)	9,900	9,900
RB (MultiCare Health System)
Series 2009A
0.20%, 01/07/10 (a)(b)	9,000	9,000
RB (Yakima Valley Farm Workers Clinic)
Series 1997
0.28%, 01/06/10 (a)(b)	1,800	1,800
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts)
Series 1997
0.31%, 01/07/10 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II)
Series 1998A
0.34%, 01/07/10 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park)
Series 1996A
0.32%, 01/07/10 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond)
Series 2005A
0.32%, 01/07/10 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts)
Series 2006
0.31%, 01/07/10 (a)(b)	13,680	13,680
M/F Housing RB (Highlander Apts)
Series 2004A
0.32%, 01/07/10 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts)
Series 2000A
0.35%, 01/07/10 (a)(b)	6,280	6,280
M/F Housing RB (Merrill Gardens at Queen Anne)
Series 2004A
0.36%, 01/04/10 (a)(b)	25,180	25,180
M/F Housing RB (Merrill Gardens)
Series 1997A
0.32%, 01/07/10 (a)(b)	6,125	6,125
M/F Housing RB (Parkview Apts)
Series 2008
0.40%, 01/07/10 (a)(b)	3,060	3,060
M/F Housing RB (Rainier Court Apts)
Series 2003A
0.31%, 01/07/10 (a)(b)	12,750	12,750
M/F Housing RB (Seasons Apts)
Series 2006
0.35%, 01/07/10 (a)(b)	20,000	20,000
M/F Housing RB (Silver Creek Apts)
Series 2004
0.31%, 01/07/10 (a)(b)	4,100	4,100
M/F Housing RB (Vintage at Burien)
Series 2004A
0.32%, 01/07/10 (a)(b)	6,570	6,570
M/F Housing RB (Vintage at Chehalis Sr Living)
Series 2006
0.32%, 01/07/10 (a)(b)	8,190	8,190
M/F Housing RB (Woodrose Apts)
Series 1999A
0.32%, 01/07/10 (a)(b)	6,750	6,750
M/F Mortgage RB (Canyon Lakes)
Series 1993
0.29%, 01/07/10 (a)(b)	3,820	3,820
M/F Mortgage RB (Meridian Court Apts)
Series 1996
0.32%, 01/06/10 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement)
Series 2005A
0.36%, 01/04/10 (a)(b)	5,030	5,030
Non-Profit Refunding RB (Horizon House)
Series 2005
0.30%, 01/04/10 (a)(b)	11,160	11,160
Washington State Housing Finance Commission
M/F Housing Refunding RB (New Haven Apts)
Series 2009
0.24%, 01/07/10 (a)(b)	4,000	4,000
Washington State Univ
Student Fee RB
Series 2006A
0.23%, 01/07/10 (a)(b)(c)(d)	16,796	16,796
Yakima Cnty Public Corp
IDRB (Cowiche Growers)
Series 1998
0.35%, 01/07/10 (a)(b)	1,300	1,300

		738,544

West Virginia 0.8%
Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990B
0.27%, 01/06/10 (a)(b)	8,485	8,485
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990C
0.27%, 01/06/10 (a)(b)	11,200	11,200
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990D
0.27%, 01/06/10 (a)(b)	2,200	2,200
West Virginia Economic Development Auth
Refunding RB (Appalachian Power-Mountaineer)
Series 2008B
0.38%, 01/07/10 (a)(b)	21,275	21,275
Refunding RB (Ohio Power Co-Kammer)
Series 2008B
0.22%, 01/07/10 (a)(b)	6,665	6,665
Solid Waste Disposal Facilities RB (Appalachian Power-Amos)
Series 2009
0.20%, 01/07/10 (a)(b)	5,600	5,600
0.27%, 01/07/10 (a)(b)	6,050	6,050

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

West Virginia Higher Education Policy Commission
RB (Higher Education Facilities)
Series 2004B
0.23%, 01/07/10 (a)(b)(c)(d)	15,510	15,510
West Virginia Hospital Finance Auth
RB (Pallotine Health Services)
Series 2006
0.63%, 01/07/10 (a)(b)	31,140	31,140
Refunding & RB (Charleston Area Medical Center)
Series 2009A
0.60%, 03/09/10 (b)(c)(d)	6,965	6,965
West Virginia Housing Development Fund
HFA Bonds
Series 2008B
0.27%, 01/07/10 (a)(c)	10,000	10,000
West Virginia Water Development Auth
Water Development RB (Loan Program IV)
Series 2005A
0.23%, 01/07/10 (a)(b)(c)(d)	9,220	9,220

		134,310

Wisconsin 1.9%
Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills)
Series 1995
0.50%, 01/07/10 (a)(b)	9,500	9,500
Kenosha
IDRB (Asyst Technologies)
Series 1997
0.35%, 01/07/10 (a)(b)	5,000	5,000
Milwaukee
GO CP Promissory Notes
Series 2008C2
0.47%, 02/11/10 (b)	6,000	6,000
0.34%, 05/04/10 (b)	4,000	4,000
0.34%, 05/12/10 (b)	8,000	8,000
Oostburg
IDRB (Dutchland Plastics)
Series 2007
0.32%, 01/01/10 (a)(b)	6,900	6,900
Red Cedar
IDRB (Fairmount Minerals)
Series 2007
0.29%, 01/07/10 (a)(b)	10,000	10,000
Wisconsin
GO Bonds
Series 2006C
0.30%, 01/07/10 (a)(c)(d)	5,525	5,525
GO CP Notes 2005A
0.30%, 04/09/10 (c)	22,715	22,715
GO CP Notes 2006A
0.27%, 02/04/10 (c)	50,494	50,494
0.35%, 04/09/10 (c)	20,000	20,000
Operating Notes
Series 2009
0.48%, 06/15/10	38,000	38,345
Transportation RB
Series 2007A
0.60%, 03/25/10 (b)(c)(d)	8,065	8,065
0.90%, 03/25/10 (b)(c)(d)	5	5
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
0.75%, 11/12/10 (b)	22,000	22,000
RB (Gundersen Lutheran)
Series 2000B
0.69%, 01/04/10 (a)(b)(c)	8,950	8,950
RB (Upland Hills Health)
Series 2006C
0.41%, 01/06/10 (a)(b)	9,050	9,050
Refunding RB (Concordia Univ)
Series 2009
0.32%, 01/07/10 (a)(b)	3,150	3,150
Wisconsin Housing & Economic Development Auth
Homeownership RB
Series 2002C
0.22%, 01/06/10 (a)(c)	1,085	1,085
Homeownership RB
Series 2003B
0.27%, 01/06/10 (a)(c)	42,545	42,545
Homeownership RB
Series 2003C
0.34%, 01/06/10 (a)(c)	14,120	14,120
0.34%, 01/06/10 (a)(c)	12,210	12,210
Homeownership RB
Series 2005C
0.32%, 01/06/10 (a)(c)	11,000	11,000
Homeownership RB
Series 2006E
0.28%, 01/07/10 (a)(c)(d)	2,100	2,100
Housing RB
Series 2007C
0.52%, 01/07/10 (a)(c)	3,795	3,795
Housing RB
Series 2008A
0.47%, 01/07/10 (a)(c)	6,500	6,500
Housing RB
Series 2008D
0.47%, 01/07/10 (a)(c)	4,400	4,400
Housing RB
Series 2008E
0.47%, 01/07/10 (a)(c)	3,165	3,165

		338,619

Wyoming 0.7%
Green River
RB (Rhone-Poulenc)
Series 1994
0.45%, 01/07/10 (a)(b)	11,400	11,400
Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.32%, 01/06/10 (a)(b)	3,750	3,750
Wyoming Community Development Auth
Housing RB 2004
Series 11
0.27%, 01/04/10 (a)(c)	5,000	5,000
Housing RB 2004
Series 6
0.27%, 01/04/10 (a)(c)	5,000	5,000

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Housing RB 2004
Series 9
0.27%, 01/04/10 (a)(c)	5,000	5,000
Housing RB 2005
Series 2
0.27%, 01/04/10 (a)(c)	8,000	8,000
Housing RB 2005
Series 7
0.27%, 01/04/10 (a)(c)	8,000	8,000
Housing RB 2007
Series 2
0.27%, 01/04/10 (a)(c)	6,000	6,000
S/F Mortgage Bonds
Series 2002A
0.20%, 01/07/10 (a)(c)	10,000	10,000
Wyoming Student Loan Corp
Refunding RB Sr
Series 2008A1
0.29%, 01/07/10 (a)(b)	8,200	8,200
Refunding RB Sr
Series 2008A2
0.29%, 01/07/10 (a)(b)	35,000	35,000
Refunding RB Sr
Series 2008A3
0.29%, 01/07/10 (a)(b)	20,000	20,000

		125,350

Total Municipal Securities (Cost $17,400,422)		17,400,422

Other Investments 1.4% of net assets
Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares
0.30%, 01/07/10 (a)(b)(d)	98,000	98,000
Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares
0.25%, 01/07/10 (a)(b)(d)	25,000	25,000
Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares
0.30%, 01/07/10 (a)(b)(d)	109,000	109,000

Total Other Investments (Cost $232,500)		232,500

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $17,632,922.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,991,249 or 34.4% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $31,806,000 or 0.2% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
S/F — Single-family
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note
USD — Unified school district

46 See financial notes

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$17,632,922
Cash		60
Receivables:
Investments sold		47,910
Fund shares sold		32,868
Interest		30,225
Prepaid expenses	+	297

Total assets		17,744,282

Liabilities
Payables:
Investments bought		308,869
Investment adviser and administrator fees		362
Shareholder services fees to affiliate		143
Fund shares redeemed		36,611
Distributions to shareholders		205
Accrued expenses	+	575

Total liabilities		346,765

Net Assets
Total assets		17,744,282
Total liabilities	—	346,765

Net assets		$17,397,517
Net Assets by Source
Capital received from investors		17,397,517

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$10,303,468		10,305,390		$1.00
Value Advantage Shares	$1,954,350		1,954,057		$1.00
Select Shares	$1,389,212		1,388,933		$1.00
Institutional Shares	$3,750,487		3,749,719		$1.00

See financial notes 47

 Schwab Municipal Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$143,640

Net Realized Gains and Losses
Net realized gains on investments		1,878

Expenses
Investment adviser and administrator fees		61,251
Transfer agent and shareholder service fees:
Sweep Shares		37,179
Value Advantage Shares		6,157
Select Shares		3,817
Institutional Shares		9,981
Temporary Guarantee Program expense (Note 4)		4,777
Registration fees		763
Portfolio accounting fees		579
Shareholder reports		401
Custodian fees		378
Tax expenses		118
Professional fees		116
Trustees’ fees		78
Interest expense		19
Other expenses	+	463

Total expenses		126,077
Expense reduction by adviser and Schwab	—	37,394
Custody credits	—	1

Net expenses		88,682

Increase (Decrease) in Net Assets from Operations
Total investment income		143,640
Net expenses	—	88,682

Net investment income		54,958
Net realized gains	+	1,878

Increase in net assets from operations		$56,836

48 See financial notes

 Schwab Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$54,958	$344,362
Net realized gains	+	1,878	2,072

Increase in net assets from operations		56,836	346,434

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		19,668	164,890
Value Advantage Shares		8,164	58,135
Select Shares		6,111	30,984
Institutional Shares	+	21,109	90,353

Total distributions from net investment income		55,052	344,362

Distributions from realized gains
Sweep Shares		1,134	—
Value Advantage Shares		216	—
Select Shares		153	—
Institutional Shares	+	412	—

Total distributions from net realized gains		1,915	—

Total distributions		56,967	344,362

Transactions in Fund Shares*
Shares Sold
Sweep Shares		41,810,434	48,352,276
Value Advantage Shares		2,218,848	5,220,149
Select Shares		2,026,246	3,135,399
Institutional Shares	+	4,802,987	8,714,110

Total shares sold		50,858,515	65,421,934

Shares Reinvested
Sweep Shares		20,506	160,570
Value Advantage Shares		6,987	48,230
Select Shares		5,244	26,082
Institutional Shares	+	18,374	75,172

Total shares reinvested		51,111	310,054

Shares Redeemed
Sweep Shares		(42,382,810)	(46,149,530)
Value Advantage Shares		(3,490,115)	(4,835,870)
Select Shares		(2,342,047)	(2,889,742)
Institutional Shares	+	(5,881,776)	(7,818,560)

Total shares redeemed		(54,096,748)	(61,693,702)

Net transactions in fund shares		(3,187,122)	4,038,286

Net Assets
Beginning of period		20,584,770	16,544,412
Total increase or decrease	+	(3,187,253)	4,040,358

End of period		$17,397,517	$20,584,770

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 49

Schwab AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.23		1.78	3.07	2.83	1.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[2]	0.63 [2]	0.63	0.65	0.65
Gross operating expenses	0.73		0.74	0.75	0.86	0.85
Net investment income (loss)	0.20		1.74	3.02	2.77	1.78
Net assets, end of period ($ x 1,000,000)	2,899		2,446	1,680	1,045	1,973

	1/1/09–		1/1/08–	1/1/07–	11/6/06–
Value Advantage Shares	12/31/09		12/31/08	12/31/07	12/31/06[3]

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.00)[1]
Distributions from net realized gains	(0.00)[1]		—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00

Total return (%)	0.33		1.95	3.26	0.49	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[5]	0.46 [5]	0.45	0.44	[6,7]
Gross operating expenses	0.60		0.61	0.63	0.68	[6]
Net investment income (loss)	0.30		1.88	3.19	3.22	[6]
Net assets, end of period ($ x 1,000,000)	1,950		1,901	1,224	85

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.54% for 2009 and 0.62% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 Commencement of operations.
4 Not annualized.
5 The ratio of net operating expenses would have been 0.43% for 2009 and 0.45% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
6 Annualized.
7 The ratio of net operating expenses would have been 0.45% if custody credits had not been incurred.

50 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

101.3%		Municipal Securities	4,914,066	4,914,066

101.3%		Total Investments	4,914,066	4,914,066
(1	.3)%	Other Assets and Liabilities, Net		(65,152)

100.0%		Net Assets		4,848,914

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 101.3% of net assets

Alabama 2.6%
Alabama
GO Bonds
Series 2007A
0.24%, 01/07/10 (a)(b)(c)(d)	6,280	6,280
Alabama Municipal Funding Corp
Municipal Funding Notes
Series 2008A
0.23%, 01/07/10 (a)(b)	40,060	40,060
Municipal Funding Notes Master
Series 2006A
0.23%, 01/07/10 (a)(b)	13,845	13,845
Alabama Public School & College Auth
Capital Improvement Bonds
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	28,655	28,655
Bessemer Government Utility Services Corp
Water Supply Refunding RB
Series 2008
0.55%, 01/07/10 (a)(b)(c)(d)	5,085	5,085
Mobile IDB
Pollution Control RB (Alabama Power) First
Series 2009
1.40%, 07/16/10	6,000	6,000
Mobile Special Care Facilities Financing Auth
RB (Ascension Health)
Series 2006D
0.24%, 01/07/10 (a)(c)(d)	27,000	27,000

		126,925

Alaska 0.3%
Alaska Industrial Development & Export Auth
Refunding RB (Greater Fairbanks Community Hospital Foundation)
Series 2009A
0.30%, 01/07/10 (a)(b)	11,625	11,625
Northern Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.43%, 06/01/10 (b)	1,550	1,589

		13,214

Arizona 0.8%
Pima Cnty
COP
Series 2009
1.25%, 06/01/10	4,000	4,029
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2005A
0.23%, 01/07/10 (a)(c)(d)	6,035	6,035
Yuma Municipal Property Corp
Utility System Sr Lien RB
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	28,995	28,995

		39,059

California 4.6%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.22%, 01/07/10 (a)(c)(d)(f)	17,445	17,445
California Infrastructure & Economic Development Bank
RB (Casa Loma College)
Series 2009
0.42%, 01/07/10 (a)(b)	3,760	3,760
California Statewide Communities Development Auth
RB (Kaiser Permanente)
Series 2003A
0.20%, 01/06/10 (a)	8,520	8,520
RB (Kaiser Permanente)
Series 2004K
0.40%, 03/11/10	10,000	10,000
RB (Kaiser Permanente)
Series 2009B2
0.45%, 02/11/10	40,000	40,000
RB (Sea Crest School)
Series 2008
0.32%, 01/07/10 (a)(b)	4,500	4,500
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	15,000	15,084
California Transit Finance Auth
Bonds (California Finance Program)
Series 1997
0.40%, 01/06/10 (a)(b)(c)	16,195	16,195

See financial notes 51

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Eastern Municipal Water District
Revenue COP
Series 2008G
0.23%, 01/06/10 (a)(c)	21,900	21,900
Foothill-DeAnza Community College District
GO Bonds
Series C
0.26%, 01/07/10 (a)(c)(d)	2,960	2,960
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2007B1
0.25%, 01/07/10 (a)(b)	8,800	8,800
Long Beach
RB (Memorial Health Services)
Series 1991
0.33%, 01/06/10 (a)	11,200	11,200
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10	25,000	25,208
Los Angeles USD
TRAN 2009-2010
Series A
0.62%, 08/12/10	15,000	15,126
Richmond
Wastewater Refunding RB
Series 2008A
0.24%, 01/07/10 (a)(b)	4,000	4,000
San Diego USD
TRAN 2009-2010
Series A
0.52%, 07/08/10	7,000	7,053
Santa Clara Cnty
TRAN 2009-2010
0.50%, 06/30/10	7,000	7,051
William S. Hart Union High SD
GO Bonds
Series A
0.65%, 02/24/10 (b)(c)(d)	5,000	5,000

		223,802

Colorado 2.3%
Buffalo Ridge Metropolitan District
GO Refunding Bonds
Series 2009
0.25%, 01/07/10 (a)(b)	9,410	9,410
Colorado
TRAN
Series 2009A
0.55%, 08/12/10	10,000	10,088
Colorado Educational & Cultural Facilities Auth
RB (Rehoboth Christian School Assoc)
Series 2007
0.40%, 01/07/10 (a)(b)	7,735	7,735
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.25%, 01/07/10 (a)(c)(d)	8,995	8,995
0.25%, 01/07/10 (a)(c)(d)	2,800	2,800
Colorado HFA
S/F Mortgage Bonds
Series 2006B2
0.23%, 01/06/10 (a)(c)	9,800	9,800
S/F Mortgage Bonds
Series 2006C2
0.23%, 01/06/10 (a)(c)	11,000	11,000
Commerce City Northern Infrastructure General Improvement District
GO Bonds
Series 2006
0.25%, 01/07/10 (a)(b)	1,000	1,000
Concord Metropolitan District
GO Refunding Bonds
Series 2004
1.75%, 12/01/10 (b)	3,725	3,725
Denver
Refunding COP
Series 2005A
0.88%, 05/01/10	2,295	2,326
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A1
0.23%, 01/07/10 (a)(b)	3,045	3,045
Erie
COP
Series 2005
2.20%, 01/06/10 (a)(b)	3,990	3,990
Lowry Economic Redevelopment Auth
RB
Series 2008A
0.70%, 01/06/10 (a)(b)	7,480	7,480
Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds
Series 2009
0.25%, 01/07/10 (a)(b)	3,135	3,135
Moffat Cnty
Pollution Control Refunding RB (Tri State Generation & Transmission Assoc)
Series 2009
0.23%, 01/07/10 (a)(b)	11,275	11,275
NBC Metropolitan District
GO Bonds
Series 2004
1.00%, 12/01/10 (b)	3,570	3,570
Parker Automotive Metropolitan District
GO Bonds
Series 2005
0.25%, 01/07/10 (a)(b)	3,250	3,250
Southglenn Metropolitan District
Special RB
Series 2007
0.25%, 01/07/10 (a)(b)	10,150	10,150

		112,774

Connecticut 0.1%
Connecticut
GO Bonds
Series 2005D
0.35%, 01/07/10 (a)(c)(d)	3,300	3,300

52 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Refunding Bonds
Series 2007E
0.49%, 03/15/10	3,000	3,027

		6,327

District of Columbia 1.3%
District of Columbia
GO TRAN 2010
0.43%, 09/30/10	18,000	18,276
0.44%, 09/30/10	6,000	6,091
0.45%, 09/30/10	6,000	6,092
RB (St. Coletta Special Education Public Charter School)
Series 2005
0.25%, 01/07/10 (a)(b)	9,240	9,240
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB
Series 2009A
0.26%, 01/07/10 (a)(c)(d)	9,330	9,330
Public Utility Sub Lien Refunding RB
Series 2008A
0.24%, 01/07/10 (a)(b)(c)(d)	14,260	14,260

		63,289

Florida 7.8%
Broward Cnty
Professional Sports Facilities Tax & Refunding RB
Series 2006A
0.28%, 01/07/10 (a)(b)(c)(d)	7,100	7,100
Broward Cnty SD/Board
COP
Series 2005A
0.28%, 01/07/10 (a)(b)(c)(d)	5,840	5,840
Cape Coral
CP Notes
0.33%, 02/10/10 (b)	14,056	14,056
Capital Trust Agency
Housing RB (Atlantic Housing Foundation Properties)
Series 2008A
0.26%, 01/07/10 (a)(b)	10,000	10,000
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ)
Series 2006
0.28%, 01/04/10 (a)(b)	12,000	12,000
Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring)
Series 2005
0.24%, 01/06/10 (a)(b)	9,000	9,000
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	16,186	16,186
Escambia Cnty Health Facilities Auth
RB (Ascension Health)
Series 2003A
0.50%, 11/15/10	3,640	3,782
Florida Dept of Transportation
Bonds (Right-of-Way Acquisition & Bridge Construction)
Series 2003A
0.48%, 07/01/10	500	511
Bonds (Right-of-Way Acquisition & Bridge Construction)
Series 2008A
0.50%, 07/01/10	1,450	1,470
Turnpike RB
Series 2006A
0.65%, 01/14/10 (c)(d)	11,645	11,645
Florida Housing Finance Corp
RB (Autumn Place Apts)
Series 2008K1
0.29%, 01/07/10 (a)(b)	6,400	6,400
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 2001H
0.44%, 06/01/10	4,700	4,788
0.53%, 06/01/10	4,135	4,211
Public Education Capital Outlay Bonds
Series 2005F
0.25%, 01/07/10 (a)(c)(d)	4,800	4,800
Public Education Capital Outlay Bonds
Series 2006D
0.64%, 06/01/10	3,345	3,405
Public Education Capital Outlay Bonds
Series 2006E
0.24%, 01/07/10 (a)(c)(d)	15,135	15,135
Public Education Capital Outlay Bonds
Series 2007D
0.55%, 06/01/10	3,390	3,438
Public Education Capital Outlay Bonds
Series 2007E
0.23%, 01/07/10 (a)(c)(d)	5,000	5,000
Public Education Capital Outlay Refunding Bonds
Series 1993A
0.44%, 06/01/10	1,000	1,022
0.80%, 06/01/10	5,000	5,101
Public Education Capital Outlay Refunding Bonds
Series 2001A
0.65%, 06/01/10	690	704
Public Education Capital Outlay Refunding Bonds
Series 2001D
0.44%, 06/01/10	1,300	1,324
Public Education Capital Outlay Refunding Bonds
Series 2001J
0.55%, 06/01/10	4,120	4,195
Public Education Capital Outlay Refunding Bonds
Series 2005C
0.50%, 06/01/10	1,000	1,019
Public Education Capital Outlay Refunding Bonds
Series 2005D
0.23%, 01/07/10 (a)(c)(d)	18,840	18,840
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt)
Series 2007B
0.22%, 01/07/10 (a)(b)	9,515	9,515
Hillsborough Cnty
CP (Capital Improvement Program)
Series A
0.45%, 05/06/10 (b)	5,000	5,000
Jacksonville
Excise Taxes RB
Series 2009A
0.53%, 10/01/10	1,000	1,015

See financial notes 53

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Excise Taxes RB
Series 2009B
0.53%, 10/01/10	2,860	2,902
Transportation RB
Series 2007
0.28%, 01/07/10 (a)(c)(d)	28,935	28,935
JEA
Electric System RB
Series Three 2008B3
0.22%, 01/06/10 (a)(c)	7,730	7,730
Miami-Dade Cnty
Aviation CP (Miami International Airport)
Series A
0.27%, 01/04/10 (b)	12,029	12,029
0.35%, 01/04/10 (b)	6,545	6,545
Aviation CP (Miami International Airport)
Series B
0.30%, 02/05/10 (b)(d)	20,200	20,200
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami)
Series A
0.52%, 04/01/10 (b)	4,600	4,708
Miami-Dade Cnty Health Facilities Auth
Hospital Refunding RB (Miami Children’s Hospital)
Series 2006B3
0.24%, 01/06/10 (a)(b)	18,450	18,450
Miami-Dade Cnty School Board
COP
Series 2008B
0.28%, 01/07/10 (a)(b)(c)(d)	5,675	5,675
Orange Cnty Health Facilities Auth
RB (Presbyterian Retirement Communities)
Series 2006A
0.23%, 01/07/10 (a)(b)	5,300	5,300
Orange Cnty HFA
Refunding RB (Highland Pointe Apts)
Series 1998J
0.26%, 01/07/10 (a)(b)	7,455	7,455
Orange Cnty IDA
RB (Univ of Central Florida Foundation)
Series 2000A
0.32%, 01/07/10 (a)(b)	7,830	7,830
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
0.57%, 03/10/10 (b)(c)(d)	14,920	14,920
Orlando Utilities Commission
Water & Electric Refunding RB
Series 1992
0.48%, 10/01/10	1,425	1,484
Palm Beach Cnty School Board
COP
Series 2000A
0.32%, 08/01/10 (b)	5,000	5,211
Palm Beach Cnty Solid Waste Auth
Improvement RB
Series 2009A
0.25%, 01/07/10 (a)(b)(c)(d)	4,545	4,545
Palm Coast
Utility System RB
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	4,285	4,285
Polk Cnty
Utility System RB
Series 2004A
0.23%, 01/07/10 (a)(b)(c)(d)	14,305	14,305
Tallahassee
Energy System RB
Series 2007
0.25%, 01/07/10 (a)(c)(d)	5,625	5,625
0.25%, 01/07/10 (a)(c)(d)(f)	5,625	5,625
Volusia Cnty School Board
COP
Series 2007
0.25%, 01/07/10 (a)(b)(c)(d)	1,950	1,950

		377,211

Georgia 2.3%
Atlanta Development Auth
Student Housing Facilities RB (Piedmont/Ellis)
Series 2005A
0.25%, 01/07/10 (a)(b)(c)(d)	4,130	4,130
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fifth
Series 1994
0.77%, 04/01/10	1,000	1,009
0.88%, 04/01/10	4,000	4,035
Clayton Cnty Housing Auth
M/F Housing Refunding RB (Chateau Forest Apts)
Series 1990E
1.95%, 01/06/10 (a)(b)	7,160	7,160
Cobb Cnty Housing Auth
M/F Housing RB (Post Bridge)
Series 1996
0.24%, 01/06/10 (a)(b)	8,350	8,350
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
0.25%, 01/07/10 (a)(b)	1,400	1,400
Dekalb Cnty Housing Auth
M/F Housing RB (Highland Place Apts)
Series 2008
0.29%, 01/07/10 (a)(b)	27,000	27,000
DeKalb, Newton & Gwinnett Cntys Joint Development Auth
RB (GPC Real Estate Student Support I)
Series 2007
0.22%, 01/07/10 (a)(b)	5,905	5,905
Fulton Cnty Development Auth
RB (Georgia Tech Athletic Assoc)
Series 2008A
0.50%, 12/01/10 (b)	8,575	8,575
Georgia
GO Bonds
Series 2007E
0.26%, 01/07/10 (a)(c)(d)	4,117	4,117
GO Bonds 1993C
0.48%, 07/01/10	1,000	1,022
Georgia Ports Auth
RB (Garden City Terminal)
Series 2007
0.30%, 01/06/10 (a)(b)	12,000	12,000

54 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Metropolitan Atlanta Rapid Transit Auth
Sales Tax RB
Series 2009A
0.23%, 01/07/10 (a)(c)(d)	2,250	2,250
Sales Tax Refunding RB
Series 2007B
0.28%, 01/07/10 (a)(c)(d)	1,882	1,882
Sales Tax Revenue CP Notes
Series 2007D
0.30%, 01/13/10 (c)	5,000	5,000
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First
Series 2008
0.80%, 01/07/11	3,000	3,000
Municipal Electric Auth of Georgia
BAN (Plant Vogtle)
Series 2009A
0.48%, 06/21/10	12,760	12,850
Valdosta & Lowndes Cntys Hospital Auth
Revenue Certificates (South Georgia Medical Center)
Series 1998
0.24%, 01/07/10 (a)(b)	2,700	2,700

		112,385

Hawaii 0.2%
Hawaii
GO Bonds
Series 2002CY
0.64%, 02/01/10 (b)	1,000	1,004
GO Refunding Bonds
Series 2005DG
0.58%, 07/01/10	1,000	1,022
Honolulu
GO Bonds
Series 2005 A, C & D
0.23%, 01/07/10 (a)(c)(d)	5,520	5,520

		7,546

Idaho 0.1%
Idaho
TAN
Series 2009
0.44%, 06/30/10	7,000	7,071

Illinois 11.5%
Bolingbrook
GO Bonds
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	9,325	9,325
Tax Increment Jr Lien RB
Series 2005
0.68%, 01/06/10 (a)(b)	8,880	8,880
Chicago
General Airport Third Lien RB
Series 2005A
0.28%, 01/07/10 (a)(b)(c)(d)	4,525	4,525
0.30%, 01/07/10 (a)(b)(c)(d)	10,465	10,465
GO Project & Refunding Bonds
Series 2006A
0.25%, 01/07/10 (a)(c)(d)	2,505	2,505
GO Project & Refunding Bonds
Series 2007A
0.25%, 01/07/10 (a)(c)(d)	10,330	10,330
0.28%, 01/07/10 (a)(c)(d)	26,130	26,130
GO Refunding Bonds
Series 2008A
0.25%, 01/07/10 (a)(c)(d)	10,830	10,830
Water Refunding Second Lien RB
Series 2004-2
0.30%, 01/07/10 (a)(b)	2,485	2,485
Chicago Park District
Limited Tax GO Refunding Bonds
Series 2008G
1.35%, 01/01/10	2,275	2,275
Unlimited Tax GO Refunding Bonds
Series 2008H
1.35%, 01/01/10	1,475	1,475
Unlimited Tax GO Refunding Bonds
Series 2008I
1.35%, 01/01/10	1,120	1,120
Community Unit SD No. 308
GO Bonds
Series 2008
0.28%, 01/07/10 (a)(b)(c)(d)	6,872	6,872
Community Unit SD No. 365-U
GO Bonds (Valley View)
Series 2005
0.65%, 01/28/10 (b)(c)(d)	9,775	9,775
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.38%, 01/06/10 (a)(b)	1,500	1,500
Du Quoin
Industrial RB (Marshall Browning Hospital)
Series 2006
0.33%, 01/07/10 (a)(b)	9,750	9,750
Hopedale
RB (Hopedale Medical Foundation)
Series 2009
0.32%, 01/07/10 (a)(b)	5,500	5,500
Illinois Development Finance Auth
RB (Perspectives Charter School)
Series 2003
0.32%, 01/07/10 (a)(b)	5,200	5,200
Illinois Educational Facilities Auth
RB (Univ of Chicago)
Series 2001B3
0.52%, 05/05/10	10,000	10,000
Illinois Finance Auth
RB (Advocate Health Care Network)
Series 2008A1
0.65%, 01/14/10 (g)	20,840	20,840
RB (Art Institute of Chicago)
Series 2009B2
0.27%, 01/06/10 (a)(b)	2,545	2,545
RB (Ingalls Memorial Hospital)
Series 1985C
0.18%, 01/06/10 (a)(b)	1,600	1,600
RB (Kohl Children’s Museum of Greater Chicago)
Series 2004
0.33%, 01/06/10 (a)(b)	2,400	2,400

See financial notes 55

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Northwestern Memorial Hospital)
Series 2007A3
0.20%, 01/07/10 (a)(c)(f)	15,000	15,000
RB (Northwestern Univ)
Series 2003
0.23%, 01/07/10 (a)(c)(d)	5,200	5,200
RB (Regency Park at Lincolnwood)
Series 1991B
0.25%, 01/07/10 (a)(b)(c)(d)	15,925	15,925
RB (Resurrection Health Care)
Series 2005C
0.26%, 01/07/10 (a)(b)	29,965	29,965
RB (St. Vincent de Paul Center)
Series 2000A
0.73%, 03/03/10	9,400	9,400
RB (The Clare at Water Tower)
Series 2005D
0.23%, 01/07/10 (a)(b)	26,350	26,350
RB (Univ of Chicago)
Series 2007
0.28%, 01/07/10 (a)(c)(d)	10,265	10,265
Refunding RB (Bradley Univ)
Series 2008B
0.21%, 01/07/10 (a)(b)	4,200	4,200
Refunding RB (Swedish Covenant Hospital)
Series 2008A
0.26%, 01/06/10 (a)(b)	6,000	6,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts)
Series 2008
0.32%, 01/07/10 (a)(b)	8,605	8,605
Illinois Regional Transportation Auth
GO Bonds
Series 2001A
0.50%, 01/07/10 (a)(c)(d)	36,175	36,175
GO Refunding Bonds
Series 1999
0.49%, 06/01/10	5,000	5,108
Illinois Toll Highway Auth
Toll Highway Sr Refunding RB
Series 2008A2
0.26%, 01/07/10 (a)(b)(c)	5,600	5,600
Jacksonville
Industrial RB (Passavant Memorial Area Hospital Assoc)
Series 2006B
0.33%, 01/07/10 (a)(b)	11,430	11,430
Industrial Refunding RB (Passavant Memorial Area Hospital Assoc)
Series 2006A
0.33%, 01/07/10 (a)(b)	18,450	18,450
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002A
0.23%, 01/07/10 (a)(b)(c)(d)	12,405	12,405
0.23%, 01/07/10 (a)(b)(c)(d)	12,180	12,180
0.28%, 01/07/10 (a)(b)(c)(d)	17,120	17,120
0.28%, 01/07/10 (a)(b)(c)(d)	90,410	90,410
0.28%, 01/07/10 (a)(b)(c)(d)	11,366	11,366
0.28%, 01/07/10 (a)(b)(c)(d)	10,814	10,814
0.28%, 01/07/10 (a)(b)(c)(d)	11,810	11,810
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds
Series 2006
0.25%, 01/07/10 (a)(b)(c)(d)	3,200	3,200
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts)
Series 1994
0.25%, 01/07/10 (a)(b)	15,550	15,550

		558,855

Indiana 4.1%
Boone Cnty Hospital Assoc
Lease Refunding RB
Series 2005
0.28%, 01/07/10 (a)(b)(c)(d)	5,830	5,830
Decatur Township Multi-School Building Corp
First Mortgage Refunding Bonds
Series 2006B
0.28%, 01/07/10 (a)(b)(c)(d)	4,115	4,115
Franklin
Refunding & RB (Franklin United Methodist Home)
Series 2007
0.28%, 01/07/10 (a)(b)	24,580	24,580
Indiana Finance Auth
Refunding RB (Duke Energy Indiana)
Series 2009A3
0.20%, 01/06/10 (a)(b)	24,600	24,600
Indiana Health & Educational Facility Financing Auth
Hospital RB (Howard Regional Health System)
Series 2005A
1.25%, 01/04/10 (a)(b)	19,030	19,030
RB (Clarian Health)
Series 2005B
0.28%, 01/06/10 (a)(b)(c)	53,415	53,415
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2005A2
0.32%, 01/06/10 (a)(f)	20,000	20,000
RB (Ascension Health)
Series 2005A7
0.57%, 04/01/10	150	151
0.58%, 04/01/10	250	253
0.80%, 04/01/10	1,350	1,364
0.90%, 04/01/10	1,600	1,616
RB (Ascension Health)
Series 2005A8
0.52%, 11/01/10	2,750	2,852
RB (Memorial Hospital)
Series 2004A
0.28%, 01/07/10 (a)(b)	17,965	17,965
Indianapolis Airport Auth
Sub CP Notes
0.33%, 01/14/10 (b)	12,500	12,500
0.35%, 01/15/10 (b)	12,500	12,500

		200,771

56 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Iowa 0.6%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill)
Series 2009B
0.34%, 01/07/10 (a)	15,000	15,000
Pollution Control Facility Refunding RB (MidAmerican Energy)
Series 2008B
0.34%, 01/06/10 (a)	14,000	14,000
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
0.25%, 01/07/10 (a)(b)	1,600	1,600

		30,600

Kentucky 0.8%
Kentucky Economic Development Finance Auth
RB (Louisville Arena Auth)
Series 2008A1
0.30%, 01/07/10 (a)(b)(c)(d)	8,500	8,500
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
0.50%, 01/07/10 (a)(c)(d)	14,935	14,935
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B1
1.07%, 01/06/10 (a)(b)	14,905	14,905

		38,340

Louisiana 0.4%
Ascension Parish IDB
RB (BASF Corp)
Series 2009
0.42%, 01/06/10 (a)	15,000	15,000
Jefferson Sales Tax District
Special Sales Tax RB
Series 2005
0.28%, 01/07/10 (a)(b)(c)(d)	2,595	2,595

		17,595

Maine 0.3%
Maine State Housing Auth
Mortgage Purchase Bonds
Series 2008E1
0.39%, 01/07/10 (a)(c)	15,000	15,000

Maryland 1.8%
Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System)
Series 2006A
0.57%, 03/10/10 (b)(c)(d)	14,635	14,635
RB (Doctors Community Hospital)
Series 2008
0.32%, 01/06/10 (a)(b)(g)	51,160	51,160
RB (Frederick Memorial Hospital)
Series 2008
0.30%, 01/06/10 (a)(b)	1,060	1,060
RB (Goucher College)
Series 2007
0.22%, 01/07/10 (a)(b)	6,060	6,060
Montgomery Cnty
RB (George Meany Center For Labor Studies)
Series 2004
0.25%, 01/07/10 (a)(b)	5,025	5,025
RB (Institute for Genomic Research Facility)
Series 2002
0.25%, 01/07/10 (a)(b)	4,335	4,335
Univ System of Maryland
Revolving Loan Bonds
Series 2003A
0.55%, 06/01/10	5,560	5,560

		87,835

Massachusetts 2.2%
Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center)
Series 2006B
0.22%, 01/06/10 (a)(b)	7,525	7,525
Danvers
GO BAN
Series 2009
0.48%, 07/09/10	8,205	8,269
Malden
GO BAN
Series A
0.59%, 04/30/10	5,000	5,019
Massachusetts
GO Bonds Consolidated Loan of 2000
Series A
0.95%, 02/01/10 (b)	5,000	5,071
GO Refunding Bonds
Series 2004A
0.50%, 01/07/10 (a)(c)(d)	15,815	15,815
Special Obligation RB Consolidated Loan of 2005
Series A
0.50%, 01/07/10 (a)(c)(d)	9,695	9,695
Massachusetts Bay Transportation Auth
General Transportation System Refunding Bonds
Series 1994A
0.71%, 03/01/10	9,000	9,092
Massachusetts Development Finance Agency
RB (Marine Biological Laboratory)
Series 2006
0.25%, 01/07/10 (a)(b)	1,215	1,215
Massachusetts Health & Educational Facilities Auth
RB (Hillcrest Extended Care Services)
Series A
0.25%, 01/06/10 (a)(b)	7,000	7,000
RB (Partners HealthCare System)
Series 2008H1
0.43%, 03/11/10	6,500	6,500
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.23%, 01/07/10 (a)(c)(d)	4,900	4,900
Massachusetts Water Resources Auth
General RB
Series 2002B
0.23%, 01/07/10 (a)(c)(d)	15,900	15,900

See financial notes 57

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General Refunding RB
Series 2007B
0.50%, 01/07/10 (a)(c)(d)	10,695	10,695

		106,696

Michigan 2.7%
Clinton Cnty Economic Development Corp
Limited Obligation RB (Clinton Area Care Center)
Series 1999
0.33%, 01/07/10 (a)(b)	8,240	8,240
Detroit
Sewage Disposal System RB
Series 1999A
0.44%, 01/01/10 (b)	2,000	2,020
0.60%, 01/01/10 (b)	3,110	3,141
0.60%, 01/01/10 (b)	5,775	5,833
Sewage Disposal System Refunding Sr Lien RB
Series 2006D
0.55%, 01/07/10 (a)(b)(c)(d)	8,685	8,685
Grand Rapids Economic Development Corp
RB (Sisters of the Order of St. Dominic of Grand Rapids)
Series 2005
0.40%, 01/07/10 (a)(b)	10,765	10,765
Kalamazoo Hospital Finance Auth
Hospital Refunding RB (Bronson Methodist Hospital)
Series 2009A
0.24%, 01/06/10 (a)(b)	11,685	11,685
Michigan Municipal Bond Auth
RAN
Series 2009C3
0.85%, 08/20/10 (b)	22,500	22,733
Michigan State Building Auth
Refunding RB (Facilities Program)
Series 2005I
0.46%, 01/07/10 (a)(b)(c)(d)	3,800	3,800
Michigan State Hospital Finance Auth
RB (Ascension Health)
Series 1999B3
0.46%, 08/15/10	9,775	9,913
0.69%, 08/15/10	7,000	7,088
Refunding RB (Crittenton Hospital Medical Center)
Series 2003A
0.28%, 01/04/10 (a)(b)	14,935	14,935
Michigan State Strategic Fund
Limited Obligation RB (Legal Aid & Defender Assoc)
Series 2007
0.27%, 01/07/10 (a)(b)	12,165	12,165
Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital)
Series 2001
0.33%, 01/07/10 (a)(b)	10,795	10,795

		131,798

Minnesota 0.6%
Minneapolis-St. Paul Housing & Redevelopment Auth
M/F Housing Refunding RB (Highland Ridge)
Series 2003
0.23%, 01/07/10 (a)(b)	6,625	6,625
Minnesota HFA
Residential Housing Finance Bonds
Series 2009E
0.23%, 01/07/10 (a)(c)(d)	4,500	4,500
Minnetonka
M/F Housing Refunding RB (Minnetonka Hills Apts)
Series 2001
0.23%, 01/07/10 (a)(b)	5,000	5,000
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
0.70%, 04/01/10	10,000	10,000
Roseville
Sr Housing Refunding RB (Eaglecrest)
Series 2009
0.22%, 01/07/10 (a)(b)	3,995	3,995

		30,120

Mississippi 1.2%
Mississippi
GO Bonds
Series 2005
0.30%, 01/06/10 (a)(c)	10,200	10,200
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Petal Gas Storage)
Series 2007
0.23%, 01/06/10 (a)(b)	9,500	9,500
Gulf Opportunity Zone RB (King Edward Hotel)
Series 2009
0.25%, 01/07/10 (a)(b)	6,040	6,040
RB (Mississippi Methodist Sr Services)
Series 2008A
0.60%, 01/04/10 (a)(b)	21,450	21,450
Refunding RB (Renaissance At Colony Park)
Series 2009A
0.30%, 01/07/10 (a)(b)	12,300	12,300

		59,490

Missouri 1.8%
Kansas City IDA
RB (Kansas City Downtown Redevelopment District)
Series 2006B
0.27%, 01/06/10 (a)(b)	12,435	12,435
Refunding IDRB (Plaza Manor Nursing Home)
Series 2004
0.40%, 01/07/10 (a)(b)	2,090	2,090
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care)
Series 2005B
0.68%, 08/05/10	13,700	13,700
Health Facilities RB (St. Luke’s Health System)
Series 2008A
0.30%, 01/06/10 (a)(b)	7,325	7,325
Health Facilities RB (St. Luke’s Health System)
Series 2008C
0.30%, 01/06/10 (a)(b)	3,500	3,500
RB (Ascension Health)
Series 2002C1
0.56%, 05/04/10	11,075	11,075

58 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Washington Univ)
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	22,495	22,495
St. Charles Cnty Public Water Supply District No.2
COP
Series 2005
0.25%, 01/07/10 (a)(b)	8,200	8,200
St. Louis
TRAN
Series 2009
0.60%, 06/30/10	8,300	8,357

		89,177

Montana 0.3%
Richland Cnty
Hospital RB (Sidney Health Center)
Series 2006
0.40%, 01/07/10 (a)(b)	15,565	15,565

Nebraska 1.1%
Central Plains Energy Project
Gas Project RB
Series 2009
0.23%, 01/07/10 (a)(b)	25,000	25,000
Nebraska Public Power District
General RB
Series 2005B2
0.69%, 01/01/10	10,000	10,000
Omaha Public Power District
Electric System RB
Series 2006A
0.50%, 05/05/10 (c)(d)	10,075	10,075
Univ of Nebraska
RB (Univ of Nebraska at Omaha)
Series 2007
0.28%, 01/07/10 (a)(c)(d)	7,630	7,630

		52,705

Nevada 3.4%
Clark Cnty
Airport System Jr Sub Lien Revenue Notes
Series 2009A
0.78%, 07/01/10	10,000	10,085
Highway Refunding & RB (Motor Vehicle Fuel Tax)
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	3,555	3,555
Limited Tax GO Bond Bank Bonds
Series 2006
0.65%, 01/28/10 (b)(c)(d)	5,755	5,755
Limited Tax GO Bond Bank Bonds
Series 2008
0.25%, 01/07/10 (a)(c)(d)	11,135	11,135
Limited Tax GO Transportation Refunding Bonds
Series 2006B
0.42%, 06/01/10	2,000	2,038
0.60%, 06/01/10	3,000	3,054
0.68%, 06/01/10	300	305
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A2
0.57%, 03/10/10 (b)(c)(d)	15,795	15,795
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.35%, 01/05/10 (b)	6,500	6,500
0.30%, 02/11/10 (b)	5,000	5,000
Clark Cnty SD
Limited Tax GO Bonds
Series 2002C
0.52%, 06/15/10	4,195	4,279
0.60%, 06/15/10	1,655	1,688
Limited Tax GO Bonds
Series 2005C
0.80%, 06/15/10	3,000	3,057
Limited Tax GO Bonds
Series 2006B
0.28%, 01/07/10 (a)(c)(d)	22,820	22,820
0.28%, 01/07/10 (a)(b)(c)(d)	7,125	7,125
0.28%, 01/07/10 (a)(b)(c)(d)	4,875	4,875
0.52%, 06/15/10	1,450	1,480
0.70%, 06/15/10	1,100	1,121
Limited Tax GO Bonds
Series 2006C
0.68%, 06/15/10	3,975	4,052
Limited Tax GO Refunding Bonds
Series 2004A
0.42%, 06/15/10	3,000	3,049
Limited Tax GO Refunding Bonds
Series 2004B
0.59%, 06/15/10	5,400	5,507
Las Vegas Valley Water District
Limited Tax GO Water Refunding Bonds
Series 2003A
0.25%, 01/07/10 (a)(b)(c)(d)	10,380	10,380
Nevada
Limited Tax GO Bonds
Series 2008C
0.28%, 01/07/10 (a)(c)(d)	9,400	9,400
Nevada Dept of Business & Industry
RB (Nevada Cancer Institute)
Series 2003
0.25%, 01/07/10 (a)(b)	22,550	22,550

		164,605

New Hampshire 0.7%
New Hampshire Health & Educational Facilities Auth
RB (Androscoggin Valley Hospital)
Series 2007
0.28%, 01/07/10 (a)(b)	13,955	13,955
RB (Frisbie Memorial Hospital)
Series 2005
0.26%, 01/07/10 (a)(b)	2,620	2,620
RB (Riverwoods at Exeter)
Series 2008
0.23%, 01/07/10 (a)(b)	15,000	15,000

		31,575

See financial notes 59

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Jersey 2.2%
Burlington Cnty
BAN
Series 2009B
0.52%, 09/10/10	15,880	15,987
East Brunswick Township
BAN 2009
0.54%, 04/28/10	15,000	15,046
Hudson Cnty Improvement Auth
Guaranteed Pool Notes
Series 2009A1
0.84%, 09/03/10	8,875	8,928
Livingston Township
BAN
0.50%, 04/29/10	9,500	9,523
New Jersey Economic Development Auth
School Facilities Construction Notes
Series 2009A
0.47%, 06/18/10	9,000	9,084
New Jersey Health Care Facilities Financing Auth
RB (Hackensack Univ Medical Center)
Series 2008
0.30%, 01/07/10 (a)(b)(c)(d)	3,420	3,420
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.42%, 12/15/10	7,500	7,862
Transportation System Bonds
Series 2006C
0.26%, 01/07/10 (a)(b)(c)(d)	7,000	7,000
0.26%, 01/07/10 (a)(b)(c)(d)	405	405
0.26%, 01/07/10 (a)(b)(c)(d)	1,940	1,940
0.26%, 01/07/10 (a)(b)(c)(d)	9,890	9,890
Transportation System Bonds
Series 2009A
0.65%, 02/25/10 (b)(c)(d)	6,160	6,160
Rockaway Township
General Improvement BAN
Series 2009
0.62%, 09/30/10	9,192	9,286

		104,531

New Mexico 0.1%
Santa Fe
Wastewater System Sub Lien RB (Gross Receipts Tax)
Series 1997B
0.24%, 01/06/10 (a)(b)	2,500	2,500

New York 8.3%
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008D1
0.30%, 01/06/10 (a)(c)	14,155	14,155
New York City
GO Bonds Fiscal 2003
Series B
0.75%, 08/01/10	150	154
GO Bonds Fiscal 2003
Series C
0.52%, 08/01/10	650	668
GO Bonds Fiscal 2004
Series A
0.55%, 08/01/10	250	256
GO Bonds Fiscal 2004
Series E
0.43%, 08/01/10	500	514
GO Bonds Fiscal 2005
Series M
0.23%, 01/07/10 (a)(c)(d)	7,760	7,760
GO Bonds Fiscal 2005
Series O
0.43%, 06/01/10	500	509
0.77%, 06/01/10	2,720	2,767
GO Bonds Fiscal 2008
Series E
0.25%, 01/07/10 (a)(c)(d)	18,695	18,695
GO Bonds Fiscal 2008
Series J1
0.62%, 08/01/10	2,000	2,051
GO Bonds Fiscal 2009
Series I1
0.65%, 02/24/10 (b)(c)(d)(g)	24,385	24,385
New York City Municipal Water Finance Auth
CP
Series 5
0.29%, 03/03/10	25,000	25,000
Water & Sewer System RB Fiscal 2002
Series G
0.23%, 01/07/10 (a)(c)(d)(f)	3,430	3,430
Water & Sewer System RB Fiscal 2003
Series E
0.23%, 01/07/10 (a)(c)(d)	33,055	33,055
Water & Sewer System RB Fiscal 2005
Series A
0.23%, 01/07/10 (a)(c)(d)	13,300	13,300
Water & Sewer System RB Fiscal 2006
Series D
0.23%, 01/07/10 (a)(c)(d)	32,670	32,670
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2010
Series A1
0.24%, 01/04/10 (a)(c)(d)	2,215	2,215
Future Tax Secured Refunding Bonds Fiscal 2004
Series D1
0.54%, 11/01/10	300	311
Future Tax Secured Sub Bonds Fiscal 2007
Series A1
0.48%, 08/01/10	500	513
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/17/11 (b)	35,000	35,000
New York State Dormitory Auth
RB (New York Univ)
Series 2001-2
0.23%, 01/07/10 (a)(c)(d)	1,695	1,695
State Personal Income Tax RB
Series 2005B
0.50%, 01/07/10 (a)(c)(d)	1,980	1,980
State Personal Income Tax RB
Series 2006B
0.59%, 03/15/10	1,350	1,362

60 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

State Personal Income Tax RB
Series 2006D
0.23%, 01/07/10 (a)(c)(d)	11,965	11,965
0.23%, 01/07/10 (a)(c)(d)	21,585	21,585
State Personal Income Tax Refunding RB
Series 2005B
0.50%, 01/07/10 (a)(c)(d)	13,440	13,440
New York State HFA
Service Contract Refunding RB
Series 2003L
0.22%, 01/06/10 (a)(b)	470	470
New York State Power Auth
CP
Series 2
0.45%, 02/11/10	10,000	10,000
0.30%, 02/12/10	3,650	3,650
0.30%, 03/10/10	4,000	4,000
0.32%, 06/15/10	15,200	15,200
RB
Series 2007A
0.23%, 01/07/10 (a)(c)(d)	6,835	6,835
0.25%, 01/07/10 (a)(c)(d)	10,475	10,475
New York State Urban Development Corp
State Personal Income Tax RB
Series 2009B1
0.25%, 01/07/10 (a)(c)(d)	5,000	5,000
Oyster Bay
BAN
Series 2009B
0.44%, 09/17/10	9,000	9,083
Port Auth of New York & New Jersey
Consolidated Bonds 148th
Series
0.24%, 01/07/10 (a)(c)(d)	1,000	1,000
0.25%, 01/07/10 (a)(c)(d)	4,900	4,900
Consolidated Bonds 156th
Series
0.25%, 01/07/10 (a)(c)(d)	5,090	5,090
CP
Series B
0.65%, 01/06/10	2,860	2,860
0.45%, 01/07/10	3,820	3,820
0.40%, 02/03/10	2,000	2,000
Ramapo Housing Auth
RB (Fountainview at College Rd)
Series 1998
0.35%, 01/07/10 (a)(b)	6,790	6,790
Suffolk Cnty
TAN
Series 2010
0.35%, 08/12/10	18,750	18,939
0.37%, 08/12/10	6,250	6,312
Syracuse IDA
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
0.50%, 01/06/10 (a)(b)	1,355	1,355
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
0.23%, 01/07/10 (a)(c)(d)	5,000	5,000
General Refunding RB
Series 2002B
0.23%, 01/07/10 (a)(c)(d)	700	700
General Refunding RB
Series 2005B3
0.21%, 01/07/10 (a)(c)	10,000	10,000

		402,914

North Carolina 0.8%
Mecklenburg Cnty
GO Refunding Bonds
Series 2009D
0.35%, 01/07/10 (a)(e)	10,000	10,000
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.24%, 01/07/10 (a)(b)	5,000	5,000
Health Care Facilities RB (Duke Univ Health System)
Series 2006AB
0.25%, 01/07/10 (a)(c)(d)	1,500	1,500
Health Care Facilities RB (Novant Health)
Series 2006
0.23%, 01/07/10 (a)(b)(c)(d)	4,000	4,000
0.23%, 01/07/10 (a)(b)(c)(d)	19,100	19,100

		39,600

North Dakota 0.0%
North Dakota HFA
Home Mortgage Finance Program Bonds
Series 2009A
0.95%, 07/01/10	2,180	2,180

Ohio 4.1%
Bellefontaine
Refunding RB (Mary Rutan Hospital)
Series 2005
0.35%, 01/07/10 (a)(b)	11,210	11,210
Buckeye Tobacco Settlement Financing Auth
Asset-Backed Bonds
Series 2007A2
0.28%, 01/07/10 (a)(b)(c)(d)	13,950	13,950
Butler Cnty
Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center)
Series 2008O
0.55%, 01/01/10 (a)(b)	5,040	5,040
Cincinnati SD
Limited Tax GO Bonds
Series 2002
0.65%, 06/01/10	1,450	1,476
Unlimited Tax GO Refunding Bonds
Series 2006
0.50%, 01/07/10 (a)(c)(d)	14,740	14,740
Columbus SD
BAN
Series 2009C
0.45%, 12/02/10	7,000	7,067
Darke Cnty
Health Care Facilities RB (Wayne Hospital)
Series 2007
0.31%, 01/07/10 (a)(b)	20,000	20,000

See financial notes 61

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Franklin Cnty
Health Care Facilities RB (Ohio Presbyterian Retirement Services)
Series 2006A
0.21%, 01/07/10 (a)(b)	28,000	28,000
RB (Children’s Hospital)
Series 1992B
0.32%, 01/07/10 (a)(c)	4,100	4,100
Hamilton Cnty
RB (Contemporary Arts Center)
Series 2001
0.26%, 01/07/10 (a)(b)	5,000	5,000
Hocking Technical College District
COP (Residence Hall Facilities)
Series 2008
0.22%, 01/07/10 (a)(b)	15,510	15,510
Lorain Cnty
Hospital Facilities RB (EMH Regional Medical Center)
Series 2001
0.23%, 01/07/10 (a)(b)	10,515	10,515
Marion Cnty
Health Care Facility RB (United Church Homes)
Series 2002
0.43%, 01/06/10 (a)(b)	5,985	5,985
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Pooled Financing)
Series 2006A
0.63%, 01/07/10 (a)(b)	27,200	27,200
RB (Antioch Univ)
Series 2006
0.23%, 01/07/10 (a)(b)	11,595	11,595
Ohio Water Development Auth
Refunding RB (Timken)
Series 2001
0.30%, 01/06/10 (a)(b)	10,200	10,200
Wadsworth SD
Unlimited Tax GO Bonds
Series 2009
0.65%, 09/22/10	4,750	4,805

		196,393

Oregon 0.4%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial)
Series 2007
0.28%, 01/07/10 (a)(b)	17,980	17,980

Pennsylvania 4.6%
Adams Cnty IDA
RB (Brethren Home Community)
Series 2007
0.29%, 01/07/10 (a)(b)	2,985	2,985
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.28%, 01/07/10 (a)(c)(d)	10,965	10,965
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.25%, 01/07/10 (a)(b)(c)(d)	5,360	5,360
RB (Univ of Pittsburgh Medical Center)
Series 2008B
1.15%, 06/15/10	2,000	2,035
RB (West Penn Allegheny Health System)
Series 2000B
0.47%, 11/15/10 (b)	7,000	7,672
Butler Cnty IDA
RB (Butler Cnty Family YMCA)
Series 2005
0.26%, 01/07/10 (a)(b)	1,710	1,710
Delaware River Port Auth
Refunding RB
Series 2008A
0.20%, 01/07/10 (a)(b)	1,090	1,090
Emmaus General Auth
Local Government RB (Pennridge SD)
Series 1989F22
0.25%, 01/06/10 (a)(b)	3,845	3,845
Harrisburg Auth
Water Refunding RB
Series 2002B
0.41%, 01/07/10 (a)(b)(c)	7,485	7,485
Indiana Cnty IDA
Pollution Control Refunding RB (New York State Electric & Gas)
Series 2006
0.27%, 01/06/10 (a)(b)	4,900	4,900
Lackawanna Cnty
GO Notes
Series 2008B
0.41%, 01/07/10 (a)(b)(c)	6,505	6,505
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community)
Series 2009
0.32%, 01/01/10 (a)(b)	19,650	19,650
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.20%, 01/07/10 (a)(b)	4,950	4,950
Hospital RB (Lehigh Valley Health Network)
Series 2005B
0.55%, 01/07/10 (a)(b)(c)(d)	4,990	4,990
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.30%, 01/05/10 (b)	5,000	5,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts)
Series 2001A
0.26%, 01/07/10 (a)(b)	3,205	3,205
Pennsylvania Economic Development Financing Auth
Refunding RB (PPL Energy Supply)
Series 2009C
0.62%, 09/01/10 (b)	9,700	9,700
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008A
0.28%, 01/06/10 (a)(c)	3,965	3,965
Rental Housing Refunding Bonds
Series 2008B
0.28%, 01/06/10 (a)(c)	6,340	6,340

62 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

S/F Mortgage RB
Series 2009 105C
0.25%, 01/07/10 (a)(c)(d)	10,000	10,000
Pennsylvania State Public School Building Auth
Lease RB (Philadelphia SD)
Series 2006B
0.30%, 01/07/10 (a)(b)(c)(d)	27,345	27,345
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005A
0.23%, 01/07/10 (a)(b)(c)(d)	6,905	6,905
Turnpike RB
Series 2004A
0.23%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Turnpike RB
Series 2008B6
0.25%, 01/07/10 (a)(b)	10,010	10,010
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center)
Series 2007B
0.25%, 01/07/10 (a)(b)(c)(d)	30,930	30,930
Philadelphia SD
GO Refunding Bonds
Series 2008C2
0.27%, 01/07/10 (a)(b)	790	790
TRAN
Series 2009-2010
0.72%, 06/30/10	10,000	10,087
Pittsburgh Water & Sewer Auth
First Lien Refunding RB
Series 2008B2
0.17%, 01/07/10 (a)(b)	1,700	1,700
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2000B
0.25%, 01/07/10 (a)(c)(d)	5,290	5,290
Univ Capital Project & Refunding Bonds
Series 2007B
0.30%, 02/03/10	3,811	3,811

		224,220

Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.31%, 01/07/10 (a)(b)(c)(d)	5,425	5,425

South Carolina 1.4%
Lancaster SD
GO Bonds
Series 2009B
0.50%, 03/01/10	6,000	6,015
Piedmont Municipal Power Agency
Electric Refunding RB
Series 2008D
0.32%, 01/07/10 (a)(b)(c)	7,570	7,570
South Carolina Public Service Auth
CP
0.38%, 02/12/10	2,437	2,437
0.45%, 02/24/10	7,300	7,300
0.35%, 04/09/10	26,752	26,752
Refunding Revenue Obligations
Series 2002A
0.55%, 01/01/10	1,500	1,500
Refunding Revenue Obligations
Series 2009D
0.75%, 01/01/11	600	616
Revenue Obligations
Series 2004A
0.73%, 01/01/10	6,090	6,090
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts)
Series 2008
0.25%, 01/07/10 (a)(b)	9,800	9,800

		68,080

South Dakota 0.5%
South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
0.31%, 01/01/10 (a)(b)	24,875	24,875

Tennessee 4.2%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds
Series E5A
0.24%, 01/06/10 (a)(b)	4,425	4,425
Chattanooga
Electric System RB
Series 2008A
0.23%, 01/07/10 (a)(c)(d)	15,600	15,600
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.25%, 01/07/10 (a)(b)	6,905	6,905
Metropolitan Government of Nashville & Davidson Cnty
GO Bonds
Series 2005A
0.54%, 01/01/10	1,000	1,000
Water & Sewer Revenue CP
Series A
0.40%, 03/09/10 (c)	4,000	4,000
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing Refunding RB (Brentwood Oaks Apts)
Series 1991
0.26%, 01/07/10 (a)(b)	11,320	11,320
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty)
Series 1997
0.25%, 01/07/10 (a)(b)	10,490	10,490
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	46,270	46,270
Gas RB
Series 2006B
0.25%, 01/07/10 (a)(b)(c)(d)	33,830	33,830

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Shelby Cnty
GO Public Improvement & School Bonds
Series 2000A
0.50%, 04/01/10 (b)	3,000	3,036
Shelby Cnty Health, Educational & Housing Facility Board
RB
Series 2004
0.62%, 09/01/10	13,640	13,765
Tennergy Corp
Gas RB
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	51,980	51,980

		202,621

Texas 12.2%
Alief ISD
Unlimited Tax Bonds
Series 2001
0.75%, 02/15/10 (b)	1,210	1,218
Austin
Sub Lien Refunding RB (Hotel Occupancy Tax)
Series 2008B
0.30%, 01/07/10 (a)(b)	14,615	14,615
Water & Wastewater System Refunding RB
Series 2009A
0.50%, 09/01/10 (b)(c)(d)	20,150	20,150
Birdville ISD
Unlimited Tax Refunding Bonds
Series 2003
0.72%, 02/15/10 (b)	1,200	1,206
Brownsville
Refunding & RB
Series 2005A
0.28%, 01/07/10 (a)(b)(c)(d)	1,765	1,765
Conroe ISD
Unlimited Tax GO Bonds
Series 2004A
0.45%, 02/15/10 (b)	750	753
0.50%, 02/15/10 (b)	200	201
Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds
Series 2001
0.23%, 01/07/10 (a)(b)(c)(d)	2,050	2,050
Unlimited Tax Refunding Bonds
Series 2002A
0.70%, 02/15/10 (b)	3,000	3,016
0.70%, 02/15/10 (b)	1,490	1,498
0.82%, 02/15/10 (b)	200	201
Unlimited Tax Refunding Bonds
Series 2008
0.25%, 01/07/10 (a)(b)(c)(d)	2,495	2,495
Dallas
Refunding & RB
Series 2006
0.23%, 01/07/10 (a)(c)(d)	1,675	1,675
Waterworks & Sewer System CP
Series B
0.43%, 03/10/10 (c)	30,000	30,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.23%, 01/07/10 (a)(c)(d)	7,600	7,600
Sr Lien Sales Tax Refunding RB
Series 2007
0.35%, 01/07/10 (a)(c)(d)	8,605	8,605
Denton ISD
Unlimited Tax Refunding Bonds
Series 2002
0.25%, 01/07/10 (a)(b)(c)(d)	3,475	3,475
Dickinson ISD
Unlimited Tax GO Bonds
Series 2008A
0.23%, 01/07/10 (a)(b)(c)	30,000	30,000
Frisco ISD
Unlimited Tax Bonds
Series 2008A
0.28%, 01/07/10 (a)(b)(c)(d)	1,745	1,745
Garland ISD
Unlimited Tax Refunding Bonds
Series 2003A
0.72%, 02/15/10 (b)	1,000	1,005
Gregg Cnty Health Facilities Development Corp
Hospital RB (Good Shepherd Medical Center)
Series 2000
1.00%, 10/01/10 (b)	3,000	3,160
1.00%, 10/01/10 (b)	2,000	2,100
Harris Cnty
Toll Road Sub Lien Unlimited Tax Refunding RB
Series 2007C
0.65%, 01/14/10 (c)(d)	12,950	12,950
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System)
Series 2009C1
0.55%, 01/05/10	10,000	10,000
0.55%, 01/28/10	10,000	10,000
0.55%, 02/25/10	10,000	10,000
0.40%, 03/12/10	8,000	8,000
0.35%, 06/30/10	10,000	10,000
Harris Cnty Flood Control District
Bonds
Series 2007
0.25%, 01/07/10 (a)(c)(d)	4,300	4,300
Harris Cnty Health Facilities Development Corp
RB (Brazos Presbyterian Homes)
Series 2000
0.40%, 01/07/10 (a)(b)	8,600	8,600
RB (Texas Children’s Hospital)
Series 2008-1
0.24%, 01/07/10 (a)(c)	21,400	21,400
Houston
Combined Utility System First Lien Refunding RB
Series 2004A
0.23%, 01/07/10 (a)(b)(c)(d)	7,000	7,000
0.62%, 05/15/10	3,800	3,865
Public Improvement Refunding Bonds
Series 2001B
0.65%, 03/01/10	5,295	5,336
Public Improvement Refunding Bonds
Series 2007A
0.75%, 03/01/10	5,000	5,034
TRAN
Series 2009
0.41%, 06/30/10	20,000	20,156

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water & Sewer System Jr Lien Refunding RB
Series 1998A
0.28%, 01/07/10 (a)(c)(d)	6,330	6,330
Houston Community College
Maintenance Tax Notes
Series 2008
0.28%, 01/07/10 (a)(b)(c)(d)	4,140	4,140
Houston ISD
Limited Tax Bonds
Series 2008
0.23%, 01/07/10 (a)(b)(c)(d)	4,950	4,950
0.25%, 01/07/10 (a)(b)(c)(d)	4,995	4,995
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
0.44%, 01/07/10 (a)(b)	5,845	5,845
Lamar Consolidated ISD
Unlimited Tax GO Bonds
Series 2004
0.26%, 01/07/10 (a)(b)(c)	2,680	2,680
Unlimited Tax GO Bonds
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	15,365	15,365
Unlimited Tax Refunding Bonds
Series 2008
0.28%, 01/07/10 (a)(b)(c)(d)	3,235	3,235
Lower Colorado River Auth
CP Notes
Series A
0.30%, 02/09/10 (c)	9,300	9,300
0.35%, 02/09/10 (c)	19,800	19,800
Transmission Contract Revenue CP Notes
0.37%, 02/09/10 (b)	3,800	3,800
Mansfield ISD
Unlimited Tax GO Refunding Bonds
Series 2003
0.25%, 01/07/10 (a)(b)(c)(d)	7,960	7,960
Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas)
Series 2008
0.22%, 01/07/10 (a)(b)	5,700	5,700
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
0.50%, 01/07/10 (a)(b)(c)(d)	17,150	17,150
0.50%, 01/07/10 (a)(b)(c)(d)	5,725	5,725
Port Arthur ISD
Unlimited Tax Bonds
Series 2008
0.30%, 01/07/10 (a)(b)(c)(d)	3,100	3,100
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.28%, 01/07/10 (a)(b)(c)(d)	5,170	5,170
San Antonio
Electric & Gas Systems CP
Series A
0.32%, 03/04/10 (c)	4,500	4,500
Electric & Gas Systems RB New
Series 2006A
0.70%, 02/01/10	2,890	2,901
Electric & Gas Systems Refunding RB New
Series 1991B
0.96%, 02/01/10 (b)	6,000	5,995
Tax & Revenue Certificates of Obligation
Series 2006
0.65%, 01/14/10 (c)(d)	8,950	8,950
Water System CP Notes
Series A
0.37%, 02/10/10 (c)	5,000	5,000
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.24%, 01/07/10 (a)(c)(d)	7,000	7,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Valley Baptist Medical Center)
Series 2007
0.21%, 01/06/10 (a)(b)	33,570	33,570
Texas
GO Water Financial Assistance Bonds
Series 2009C1
0.25%, 01/07/10 (a)(c)(d)	7,495	7,495
TRAN
Series 2009
0.46%, 08/31/10	400	405
0.46%, 08/31/10	15,000	15,203
0.49%, 08/31/10	8,000	8,107
0.51%, 08/31/10	300	304
Texas A&M Board of Regents
Revenue Financing System Bonds
Series 2009D
0.23%, 01/07/10 (a)(c)(d)	4,000	4,000
Texas Public Finance Auth
Unemployment Compensation Assessment RB
Series 2003C4
0.35%, 02/11/10	1,000	1,000
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2007
0.23%, 01/07/10 (a)(c)(d)	15,000	15,000
0.25%, 01/07/10 (a)(c)(d)	11,045	11,045
0.25%, 01/07/10 (a)(c)(d)	10,210	10,210
State Highway Fund First Tier RB
Series 2006
0.25%, 01/07/10 (a)(c)(d)	7,495	7,495
State Highway Fund Revenue CP Notes
Series A
0.35%, 02/08/10 (c)	20,800	20,800
Univ of Houston System
Consolidated Refunding RB
Series 2008
0.28%, 01/07/10 (a)(c)(d)	5,540	5,540
Univ of Texas
Revenue Financing System CP
Series A
0.35%, 03/04/10	6,000	6,000
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System)
Series 2006A
0.25%, 01/07/10 (a)(b)(c)(d)	10,485	10,485

		591,424

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Utah 1.0%
Intermountain Power Agency
Power Supply Refunding RB
Series 2003A
0.30%, 01/07/10 (a)(c)(d)	6,450	6,450
Utah Housing Corp
M/F Housing RB (Timbergate Apts)
Series 2009A
0.25%, 01/07/10 (a)(b)	3,125	3,125
S/F Mortgage Bonds
Series 2009-5
0.30%, 01/19/10 (b)	17,000	17,000
Utah Transit Auth
Sales Tax RB
Series 2008A
0.25%, 01/07/10 (a)(c)(d)	7,230	7,230
0.28%, 01/07/10 (a)(c)(d)	9,720	9,720
Sub Sales Tax Refunding & RB
Series 2007A
0.23%, 01/07/10 (a)(c)(d)	2,985	2,985

		46,510

Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency
RB (Middlebury College)
Series 2002
0.50%, 11/01/10	8,000	8,000

Virginia 0.7%
Caroline Cnty IDA
RB (Meadow Event Park)
Series 2007G
0.25%, 01/07/10 (a)(b)	11,000	11,000
Norfolk Redevelopment & Housing Auth
RB (E2F Student Housing I)
Series 2005
0.25%, 01/07/10 (a)(b)	4,185	4,185
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Phoebus Square Apts)
Series 2008
0.22%, 01/07/10 (a)(b)	9,000	9,000
Virginia College Building Auth
Educational Facilities RB
Series 2006A
0.26%, 01/07/10 (a)(c)(d)	4,125	4,125
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.30%, 01/07/10 (a)(c)(d)	3,330	3,330
Virginia Resources Auth
State Revolving Fund RB Sub
Series 2008
0.23%, 01/07/10 (a)(c)(d)	2,985	2,985

		34,625

Washington 2.7%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.25%, 01/07/10 (a)(c)(d)	5,140	5,140
Energy Northwest
Electric Refunding RB (Columbia Generating Station)
Series 2004A
0.45%, 01/01/10	610	625
0.48%, 07/01/10	220	225
0.57%, 07/01/10	3,805	3,893
0.60%, 07/01/10	410	419
Electric Refunding RB (Project No. 3)
Series 2001A
0.55%, 07/01/10	1,315	1,347
Electric Refunding RB (Project No. 3)
Series 2008D
0.56%, 07/01/10	500	511
Refunding RB (Nuclear Project No.3)
Series 1989B
0.58%, 07/01/10	2,800	2,792
Grant Cnty Public Utility District No.2
Refunding RB (Wanapum Hydroelectric Development)
Series 2006A
0.22%, 01/04/10 (a)(b)(c)(d)	1,000	1,000
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
0.28%, 01/07/10 (a)(b)(c)(d)	7,850	7,850
Seattle
Drainage & Wastewater RB 2008
0.23%, 01/07/10 (a)(c)(d)	8,100	8,100
Limited Tax GO Refunding Bonds
Series 2008
0.25%, 01/07/10 (a)(c)(d)	9,065	9,065
Snohomish Cnty Public Utility District No.1
Electric System BAN Second
Series 2008A
0.55%, 05/26/10	5,400	5,431
Washington
GO Bonds
Series 1992B & AT7
0.48%, 01/07/10	400	410
0.50%, 06/01/10	1,450	1,484
GO Bonds
Series 2008A
0.23%, 01/07/10 (a)(c)(d)	11,575	11,575
Motor Vehicle Fuel Tax GO Bonds
Series 2003C
0.25%, 01/07/10 (a)(c)(d)	180	180
Motor Vehicle Fuel Tax GO Bonds
Series 2008B
0.24%, 01/07/10 (a)(c)(d)	25,010	25,010
Various Purpose GO Bonds
Series 2005D
0.23%, 01/07/10 (a)(c)(d)	5,185	5,185
Washington Economic Development Finance Auth
Solid Waste Disposal RB (CleanScapes)
Series 2009
0.27%, 01/06/10 (a)(b)	7,895	7,895

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.25%, 01/07/10 (a)(c)(d)	7,995	7,995
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.23%, 01/06/10 (a)(b)	4,920	4,920
RB (Fred Hutchinson Cancer Research Center)
Series 2009A
0.50%, 09/01/10 (b)(c)(d)	14,995	14,995
RB (Kadlec Medical Center)
Series 2006B
0.55%, 01/06/10 (a)(b)(c)	3,975	3,975

		130,022

West Virginia 0.0%
Monongalia Cnty Building Commission
Refunding & RB (Monongalia General Hospital)
Series 2008A
0.25%, 01/07/10 (a)(b)(d)	195	195

Wisconsin 1.9%
Milwaukee
GO CP Promissory Notes
Series 2008C2
0.53%, 01/27/10 (b)	6,000	6,000
0.34%, 05/04/10 (b)	4,000	4,000
0.34%, 05/12/10 (b)	5,350	5,350
RAN
Series 2009M4
0.54%, 06/30/10	5,000	5,048
Milwaukee Redevelopment Auth
Redevelopment Lease RB (Univ of Wisconsin)
Series 2005
0.32%, 01/07/10 (a)(b)	6,375	6,375
Wisconsin
GO Bonds
Series 2001F
0.66%, 05/01/10	1,325	1,344
GO Bonds
Series 2008A
0.49%, 05/01/10	1,000	1,011
Operating Notes
Series 2009
0.48%, 06/15/10	12,000	12,109
Transportation RB
Series 2007A
0.60%, 03/25/10 (b)(c)(d)	8,065	8,065
Transportation RB
Series 2008A
0.51%, 07/01/10	175	179
0.53%, 07/01/10	325	332
0.55%, 07/01/10	1,500	1,533
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
0.75%, 11/12/10 (b)	15,750	15,750
RB (Gundersen Lutheran)
Series 2000A
0.69%, 01/04/10 (a)(b)(c)	12,400	12,400
RB (Mercy Alliance)
Series 2009
0.30%, 01/07/10 (a)(b)	8,000	8,000
Refunding RB (Lawrence Univ)
Series 2009
0.32%, 01/07/10 (a)(b)	4,145	4,145

		91,641

Total Municipal Securities (Cost $4,914,066)		4,914,066

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $4,914,066.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,910,417 or 39.4% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $10,000 or 0.2% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
S/F — Single-family
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note
USD — Unified school district

See financial notes 67

 Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$4,914,066
Cash		1
Receivables:
Investments sold		20,180
Interest		9,538
Fund shares sold		2,568
Prepaid expenses	+	87

Total assets		4,946,440

Liabilities
Payables:
Investments bought		90,179
Investment adviser and administrator fees		86
Shareholder services fees to affiliate		47
Fund shares redeemed		6,949
Distributions to shareholders		57
Accrued expenses	+	208

Total liabilities		97,526

Net Assets
Total assets		4,946,440
Total liabilities	—	97,526

Net assets		$4,848,914
Net Assets by Source
Capital received from investors		4,848,914

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$2,898,706		2,898,585		$1.00
Value Advantage Shares	$1,950,208		1,949,927		$1.00

68 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$40,197

Net Realized Gains and Losses
Net realized gains on investments		910

Expenses
Investment adviser and administrator fees		17,472
Transfer agent and shareholder service fees:
Sweep Shares		10,214
Value Advantage Shares		5,397
Registration fees		1,500
Temporary Guarantee Program expense (Note 4)		899
Portfolio accounting fees		202
Custodian fees		114
Shareholder reports		92
Professional fees		49
Trustees’ fees		43
Tax expenses		20
Interest expense		15
Other expenses	+	123

Total expenses		36,140
Expense reduction by adviser and Schwab	—	8,945

Net expenses		27,195

Increase (Decrease) in Net Assets from Operations
Total investment income		40,197
Net expenses	—	27,195

Net investment income		13,002
Net realized gains	+	910

Increase in net assets from operations		$13,912

See financial notes 69

 Schwab AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$13,002	$59,634
Net realized gains	+	910	410

Increase in net assets from operations		13,912	60,044

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		5,781	31,572
Value Advantage Shares	+	7,247	28,062

Total distributions from net investment income		13,028	59,634

Distributions from realized gains
Sweep Shares		551	—
Value Advantage Shares	+	371	—

Total distributions from net realized gains		922	—

Total distributions		13,950	59,634

Transactions in Fund Shares*
Shares Sold
Sweep Shares		12,159,338	9,828,223
Value Advantage Shares	+	3,265,386	2,988,644

Total shares sold		15,424,724	12,816,867

Shares Reinvested
Sweep Shares		6,252	30,700
Value Advantage Shares	+	6,514	24,489

Total shares reinvested		12,766	55,189

Shares Redeemed
Sweep Shares		(11,712,667)	(9,093,342)
Value Advantage Shares	+	(3,223,142)	(2,335,625)

Total shares redeemed		(14,935,809)	(11,428,967)

Net transactions in fund shares		501,681	1,443,089

Net Assets
Beginning of period		4,347,271	2,903,772
Total increase	+	501,643	1,443,499

End of period		$4,848,914	$4,347,271

Net investment income not yet distributed		—	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

70 See financial notes

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

 71

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

72

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. To the extent a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. Any defensive investments in taxable securities and securities whose interest is subject to AMT could generate taxable income. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

 73

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The Program expired on September 18, 2009. The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund paid $1,681 and $316, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund paid $5,042 and $950, respectively, to participate in the Program Extensions, which covered the period December 19, 2008 through September 18, 2009. The cost of participating in the Program and the Program Extensions was borne by each participating fund and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pay Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to funds’ shareholders holding shares of the funds through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets as follows:

Shareholder Service Fees

Sweep Shares	0.35%
Value Advantage Shares	0.22%
Select Shares	0.22%
Institutional Shares	0.22%

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
Select Shares	0.05%	0.17%
Institutional Shares	0.05%	0.17%

74

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Contractual Expense Limitation

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total annual fund operating expenses, excluding interest, taxes, costs of participating in the U. S. Treasury Temporary Guarantee Program and certain non-routine expenses, as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35% **	n/a
Institutional Shares**	0.24% **	n/a

*	CSIM and Schwab have agreed to limit this share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.
**	Select Shares and Institutional Shares are only offered by Schwab Municipal Money Fund. CSIM and Schwab have agreed to limit this share class’s expenses as described above through April 29, 2011.

In addition, effective January 1, 2009 through December 31, 2009, CSIM and Schwab agreed to waive an additional amount of the Schwab Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund’s Value Advantage Shares and Sweep Shares expenses equal to 0.005% of the funds’ net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the funds. Schwab and the investment adviser may recapture from the funds any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the funds to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. As of December 31, 2009, the balance of the recoupable expenses is as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
Expiration Date	Money Fund	Money Fund

December 31, 2012	$8,447	$2,651

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2009, each fund’s aggregate security transactions with other Schwab Funds were as follow:

Schwab Municipal Money Fund	$7,284,978
Schwab AMT Tax-Free Money Fund	$4,652,575

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

 75

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

6. Board of Trustees (continued):

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit for the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the funds had no undistributable earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the funds had no capital loss carry forwards available to offset net capital gains before the expiration dates.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2009, the funds had no deferred realized net capital losses and there were no capital losses utilized to offset capital gains.

The tax-basis components of distributions during the current and prior periods were:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Current period distribution
Tax-exempt income	$55,052	$13,028
Ordinary income	1,530	634
Long-term gain	385	288
Prior period distribution
Tax-exempt income	$344,362	$59,634
Ordinary income	—	—
Long-term gain	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

76

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, the funds made the following reclassifications:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital shares	$(132)	$(24)
Undistributed net investment income	94	14
Net realized capital gains (losses)	38	10

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 77

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the portfolios constituting Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

78

Other Federal Tax Information, (unaudited)
(All dollar amounts are x 1,000)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the period ended December 31, 2009.

Percentage

Schwab Municipal Money Fund	100
Schwab AMT Tax-Free Money Fund	100

For the period ended December 31, 2009, the funds hereby designate the following as a capital gain dividend:

Schwab Municipal Money Fund	$383
Schwab AMT Tax-Free Money Fund	288

 79

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	167,980,932,203.89	9,759,702,512.60	94.51%
Walter W. Bettinger, II	169,473,571,327.92	8,267,063,388.57	95.35%
Mariann Byerwalter	169,937,016,287.95	7,803,618,428.54	95.61%
John F. Cogan	170,662,820,803.72	7,077,813,912.77	96.02%
William A. Hasler	169,192,884,471.18	8,547,750,245.31	95.19%
Gerald B. Smith	170,117,528,534.11	7,623,106,182.38	95.71%
Donald R. Stephens	170,431,060,392.66	7,309,574,323.83	95.89%
Joseph H. Wender	169,811,426,468.85	7,929,208,247.64	95.54%
Michael W. Wilsey	169,819,526,309.55	7,921,108,406.94	95.54%

80

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1—Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals) ; Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1—Director, Mission West Properties Board 2—Director, TOUSA Board 3—Director, Harris-Stratex Networks Board 4—Director, Globalstar, Inc. Board 5—Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1—Lead Independent Director, Board of Cooper Industries Board 2—Director and Chairman of the Audit Committee of Oneok Partners LP Board 3—Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1—Director and Chairman of the Audit Committee, Isis Pharmaceuticals

 81

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

82

 Officers of the Trust

Name, Year of Birth, and Position(s)	Principal Occupations
with the trust; (Terms of office, and	During the Past Five
length of Time Served3)	Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 83

Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (Effective Maturity Date). For those securities with a maturity-shortening provision, including variable-rate demand securities, the maturity is determined by using the Effective Maturity Date.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

84

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1—0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity or the Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 85

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Safeguarding Your Information — Security Is a Partnership

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Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

86

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR26568-07

Annual report dated December 31, 2009 enclosed.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

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Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

Annual Report
December 31, 2009

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, investment conditions for money market funds industry-wide improved markedly from 2008, but continued to be challenging as interest rates declined to and then remained at historically low levels. Compared to a year earlier, concern surrounding the ability of money funds to meet safety and liquidity requirements in the wake of the credit crisis receded as the introduction of government programs, the proposal of new money fund regulations by the U.S. Securities and Exchange Commission (SEC), and a general recovery in the markets helped to bolster investor confidence.

Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the reporting period. The funds also maintained a positive net yield. However, the low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities, translated into low yields on securities in which Schwab’s money funds invest.

Recognizing the important role that money market funds play in investors’ portfolios, Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser Charles Schwab Investment Management, Inc. (CSIM) voluntarily waived certain fees or expenses to maintain a positive net yield for certain Schwab money funds. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

As you may have noticed in your recent money fund shareholder reports, we have added several new charts and tables related to portfolio composition in an effort to provide greater transparency to investors. Additional information specific to Schwab’s money funds, such as a list of frequently asked questions and recent holdings for select money funds, can be found at www.schwab.com/moneyfunds and on www.schwabinstitutional.com.

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000.

Sincerely,

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 1

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

Schwab Retirement Advantage Money Fund®

The Schwab Retirement Advantage Money Fund provided safety and liquidity to shareholders throughout the reporting period. The fund’s low yield was a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities in which the fund invests. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

Market liquidity and credit conditions in the money market sector continued to improve during the reporting period. In the second half of the year, the investment adviser sought to increase the yield of the fund by reducing the fund’s position in low yielding government agency securities and expanding the investment in higher yielding credit sensitive securities. Additionally, as we moved back into the credit sector, the fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—was extended in an effort to capture and bolster yield as the LIBOR curve remained historically steep. The fund’s WAM ranged between 44 and 75 days (from 12/31/08-12/31/09). Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 12/31/09:
 Portfolio Composition by Maturity1

% of Investments

1-15 Days	43.0%
16-30 Days	11.8%
31-60 Days	17.2%
61-90 Days	8.1%
91-120 Days	6.9%
More than 120 Days	13.0%

 Statistics

Weighted Average Maturity[2]	57 days
Credit Quality of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	13.8%
Repurchase Agreements	14.0%
Commercial Paper (CP)
Asset Backed CP5	19.5%
Bank/Financial CP	8.4%
Corporate CP	0.2%
Sovereign CP	0.8%
Certificates of Deposit	31.8%
Bank Notes (BN)
Other BN	1.3%
Corporate Notes (CN)	4.8%
Time Deposits	4.6%
Other	0.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes paper issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

4 Schwab Retirement Advantage Money Fund®

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Retirement
Advantage
Money Fund

Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000

Seven-Day Yield[2]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.15%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.18% to the seven-day yield.

Schwab Retirement Advantage Money Fund® 5

Schwab Investor Money Fund®

The Schwab Investor Money Fund provided safety and liquidity to shareholders throughout the reporting period. The fund’s low yield was a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities in which the fund invests. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

Market liquidity and credit conditions in the money market sector continued to improve during the reporting period. In the second half of the year, the investment adviser sought to increase the yield of the fund by reducing the fund’s position in low yielding government agency securities and expanding the investment in higher yielding credit sensitive securities. Additionally, as we moved back into the credit sector, the fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—was extended in an effort to capture and bolster yield as the LIBOR curve remained historically steep. The fund’s WAM ranged between 47 and 75 days (from 12/31/08-12/31/09). Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 12/31/09:
 Portfolio Composition by Maturity1

% of Investments

1-15 Days	37.7%
16-30 Days	12.9%
31-60 Days	18.1%
61-90 Days	10.8%
91-120 Days	4.8%
More than 120 Days	15.7%

 Statistics

Weighted Average Maturity[2]	62 days
Credit Quality of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	13.7%
Repurchase Agreements	12.8%
Commercial Paper (CP)
Asset Backed CP5	23.5%
Bank/Financial CP	7.4%
Sovereign CP	0.7%
Certificates of Deposit	31.9%
Bank Notes (BN)
Other BN	2.3%
Corporate Notes (CN)	6.0%
Time Deposits	1.6%
Other	0.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes paper issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

6 Schwab Investor Money Fund®

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Inverstor
Money Fund

Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants
$2,500 Other Investors

Seven-Day Yield[2]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.03%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary waiver. The voluntary expense waiver added 0.25% to the seven-day yield.

Schwab Investor Money Fund® 7

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab Retirement Advantage Money Fund®
Actual Return	0.39%	$1,000	$1,000.10	$1.97
Hypothetical 5% Return	0.39%	$1,000	$1,023.24	$1.99

Schwab Investor Money Fund®
Actual Return	0.40%	$1,000	$1,000.05	$2.02
Hypothetical 5% Return	0.40%	$1,000	$1,023.19	$2.04

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.05	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.03	0.05	0.05	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.05)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.20		2.56	4.96	4.67	2.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[2]	0.48 [2]	0.48	0.49	0.49
Gross operating expenses	0.62		0.60	0.62	0.64	0.63
Net investment income (loss)	0.20		2.52	4.85	4.59	2.75
Net assets, end of period ($ x 1,000,000)	954		984	946	802	571

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.41% for 2009 and 0.47% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

76.7%		Fixed-Rate Obligations	731,286	731,286
13.2%		Variable-Rate Obligations	126,121	126,121
14.6%		Other Investments	139,478	139,478

104.5%		Total Investments	996,885	996,885
(4	.5)%	Other Assets and Liabilities, Net		(43,029)

100.0%		Net Assets		953,856

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 76.7% of net assets

Commercial Paper & Other Corporate Obligations 30.1%
Alpine Securitization Corp.
0.20%, 01/06/10 (a)(b)(c)	1,000	1,000
0.18%, 01/08/10 (a)(b)(c)	7,000	7,000
0.19%, 01/08/10 (a)(b)(c)	1,300	1,300
Amsterdam Funding Corp.
0.30%, 02/12/10 (a)(b)(c)	1,000	1,000
Atlantic Asset Securitization, L.L.C.
0.25%, 01/07/10 (a)(b)(c)	5,000	5,000
Atlantis One Funding Corp.
0.23%, 02/10/10 (a)(b)(c)	3,000	2,999
Australia & New Zealand Banking Group
0.38%, 02/18/10	1,000	999
Bank of America Corp.
0.23%, 02/08/10	4,000	3,999
0.34%, 04/06/10	3,000	2,997
CAFCO, L.L.C.
0.25%, 02/05/10 (a)(b)(c)	8,000	7,998
0.44%, 04/01/10 (a)(b)(c)	2,000	1,998
Cancara Asset Securitization, L.L.C.
0.25%, 01/12/10 (a)(b)(c)	1,000	1,000
0.30%, 01/15/10 (a)(b)(c)	10,000	9,999
0.35%, 05/19/10 (a)(b)(c)	2,000	1,997
CBA (Delaware) Finance, Inc.
0.20%, 03/15/10 (a)	1,000	999
Chariot Funding, L.L.C.
0.17%, 01/14/10 (a)(b)(c)	13,000	12,999
Citigroup Funding, Inc.
0.25%, 03/25/10 (a)	4,000	3,998
CRC Funding, L.L.C.
0.20%, 02/10/10 (a)(b)(c)	1,000	1,000
0.37%, 04/05/10 (a)(b)(c)	10,000	9,990
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.28%, 01/11/10 (b)(c)	10,000	9,999
0.25%, 03/05/10 (b)(c)	4,000	3,998
DnB NOR Bank ASA
0.30%, 01/06/10	2,000	2,000
0.29%, 01/19/10	5,000	4,999
Enterprise Funding Co., L.L.C.
0.19%, 01/19/10 (a)(b)(c)	3,000	3,000
0.20%, 01/25/10 (a)(b)(c)	5,000	4,999
Falcon Asset Securitization Corp.
0.19%, 01/07/10 (a)(b)(c)	1,022	1,022
0.17%, 01/26/10 (a)(b)(c)	9,000	8,999
Grampian Funding, L.L.C.
0.34%, 02/04/10 (a)(b)(c)	5,000	4,998
0.32%, 03/18/10 (a)(b)(c)	3,000	2,998
JPMorgan Chase & Co.
0.19%, 01/11/10	15,000	14,999
Jupiter Securitization Corp.
0.17%, 01/19/10 (a)(b)(c)	5,000	4,999
0.18%, 01/19/10 (a)(b)(c)	4,000	3,999
0.17%, 01/21/10 (a)(b)(c)	2,023	2,023
Kitty Hawk Funding Corp.
0.19%, 02/02/10 (a)(b)(c)	6,000	5,999
0.25%, 02/08/10 (a)(b)(c)	3,000	2,999
Lloyds TSB Bank PLC
0.10%, 01/11/10	5,000	5,000
Manhattan Asset Funding Capital Co., L.L.C.
0.24%, 01/14/10 (a)(b)(c)	2,000	2,000
Market Street Funding Corp.
0.25%, 01/12/10 (a)(b)(c)	2,000	2,000
Nationwide Building Society
0.40%, 02/17/10	4,000	3,998
Nokia Corp.
0.17%, 02/04/10 (c)	2,000	2,000
Nordea North America, Inc.
0.18%, 02/02/10 (a)	6,000	5,999
0.19%, 02/02/10 (a)	2,000	2,000
0.18%, 02/03/10 (a)	6,000	5,999
Old Line Funding, L.L.C.
0.18%, 01/20/10 (a)(b)(c)	3,000	3,000
Park Avenue Receivables Co., L.L.C.
0.17%, 01/04/10 (a)(b)(c)	2,000	2,000
0.17%, 01/20/10 (a)(b)(c)	2,200	2,200
Ranger Funding Co., L.L.C.
0.17%, 01/20/10 (a)(b)(c)	6,000	5,999
0.20%, 01/25/10 (a)(b)(c)	3,000	2,999
0.25%, 02/02/10 (a)(b)(c)	6,000	5,999
Santander Central Hispano Finance (Delaware), Inc.
0.65%, 06/03/10 (a)	3,000	2,992
0.41%, 09/03/10 (a)	6,000	5,983
Societe de Prise de Participation de I’Etat (French Government Guarantee)
0.17%, 02/25/10 (a)(c)	8,000	7,998
Societe Generale North America, Inc.
0.21%, 01/13/10 (a)	8,000	7,999
Solitaire Funding, L.L.C.
0.38%, 01/04/10 (a)(b)(c)	1,000	1,000

10 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.22%, 01/15/10 (a)(b)(c)	2,000	2,000
0.31%, 01/20/10 (a)(b)(c)	1,000	1,000
0.30%, 02/02/10 (a)(b)(c)	5,000	4,999
0.33%, 03/03/10 (a)(b)(c)	2,000	1,999
Starbird Funding Corp.
0.17%, 01/04/10 (a)(b)(c)	4,000	4,000
0.17%, 01/26/10 (a)(b)(c)	3,000	3,000
Straight A Funding, L.L.C.
0.21%, 01/07/10 (a)(b)(c)(f)	5,000	5,000
0.17%, 01/08/10 (a)(b)(c)(f)	4,000	4,000
0.18%, 01/13/10 (a)(b)(c)(f)	4,000	4,000
0.18%, 01/15/10 (a)(b)(c)(f)	4,000	4,000
0.17%, 02/16/10 (a)(b)(c)(f)	1,000	1,000
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	4,000	3,985
Thunder Bay Funding, L.L.C.
0.19%, 02/16/10 (a)(b)(c)	1,000	1,000
Ticonderoga Funding, L.L.C.
0.18%, 01/20/10 (a)(b)(c)	3,000	3,000
UniCredit Bank Ireland PLC
0.33%, 03/02/10 (a)(c)	3,000	2,998
Variable Funding Capital Corp.
0.16%, 01/21/10 (a)(b)(c)	3,000	3,000
Westpac Securities NZ Ltd.
0.22%, 02/19/10 (a)(c)	1,000	1,000

		287,448

Bank Notes 1.4%
Bank of America, N.A.
0.42%, 03/22/10	5,000	5,000
0.34%, 04/09/10	5,000	5,000
0.33%, 06/04/10	3,000	3,000

		13,000

Certificates of Deposit 29.6%
Abbey National Treasury Services PLC
0.20%, 03/10/10 (a)	2,000	2,000
Banco Bilbao Vizcaya Argentaria S.A.
0.28%, 03/04/10	1,000	1,000
0.27%, 04/12/10	9,000	9,000
Bank of America, N.A.
0.63%, 02/08/10	8,000	8,000
0.49%, 03/04/10	10,000	10,000
Bank of Nova Scotia
0.17%, 01/20/10	4,000	4,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.67%, 01/11/10	5,000	5,000
0.82%, 05/12/10	4,000	4,000
0.80%, 10/22/10	1,000	1,000
Barclays Bank PLC
0.68%, 02/11/10	6,000	6,000
1.25%, 10/21/10	2,000	2,000
0.87%, 12/10/10	5,000	5,000
BNP Paribas
0.46%, 01/14/10	2,000	2,000
0.21%, 02/04/10	1,000	1,000
0.39%, 02/18/10	5,000	5,000
0.38%, 02/19/10	18,000	18,000
0.36%, 03/08/10	3,000	3,000
0.36%, 03/10/10	2,000	2,000
0.31%, 04/07/10	10,000	10,000
Citibank, N.A.
0.22%, 02/17/10	16,000	16,000
0.46%, 03/03/10	7,000	7,000
Commonwealth Bank of Australia
0.38%, 02/05/10	3,000	3,000
Credit Agricole S.A.
0.34%, 04/01/10	4,000	4,000
0.30%, 04/08/10	1,000	1,000
0.30%, 04/14/10	6,000	6,000
0.42%, 09/08/10	2,000	2,000
Credit Suisse
0.65%, 10/25/10	1,000	1,000
Deutsche Bank AG
0.17%, 01/28/10	6,000	6,000
0.20%, 02/03/10	8,000	8,000
HSBC Bank PLC
0.33%, 03/16/10	2,000	2,000
0.30%, 04/08/10	2,000	2,000
ING Bank N.V.
0.35%, 04/01/10	3,000	3,000
0.29%, 04/07/10	1,000	1,000
Intesa Sanpaolo
0.20%, 01/21/10	3,000	3,000
0.20%, 01/26/10	1,000	1,000
0.32%, 04/09/10	2,000	2,000
Lloyds TSB Bank PLC
0.64%, 03/09/10	3,000	3,000
1.20%, 11/02/10	3,000	3,000
Mitsubishi UFJ Trust & Banking Corp.
0.64%, 01/19/10	5,000	5,000
Mizuho Corporate Bank Ltd.
0.25%, 01/11/10	2,000	2,000
0.22%, 03/09/10	7,000	7,000
National Australia Bank Ltd.
0.50%, 01/04/10	1,000	1,000
0.52%, 01/07/10	4,000	4,000
Nordea Bank Finland PLC
0.17%, 01/21/10	1,000	1,000
Rabobank Nederland
0.55%, 09/08/10	2,000	2,000
0.52%, 09/14/10	13,000	13,000
0.52%, 09/15/10	1,000	1,000
0.56%, 10/01/10	4,000	4,000
Royal Bank of Canada
0.30%, 03/22/10	10,000	10,000
Royal Bank of Scotland PLC
0.93%, 03/08/10	5,000	5,000
0.70%, 04/20/10	2,000	2,000
0.75%, 04/22/10	1,000	1,000
0.98%, 08/11/10	5,000	5,000
1.37%, 10/21/10	3,000	3,000
Societe Generale
0.51%, 06/16/10	1,000	1,000
State Street Bank & Trust Co., N.A.
0.21%, 01/06/10	3,000	3,000
Sumitomo Mitsui Banking Corp.
0.29%, 01/05/10	5,000	5,000
0.23%, 02/22/10	1,000	1,000
Sumitomo Trust & Banking Co.
0.63%, 06/16/10	3,000	3,000
0.52%, 08/10/10	2,000	2,000

See financial notes 11

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Svenska Handelsbanken AB
0.17%, 01/22/10	6,000	6,000
Toronto Dominion Bank
0.50%, 06/15/10	5,000	5,000
UBS AG
0.27%, 03/02/10	6,000	6,000
1.28%, 10/25/10	1,000	1,000
UniCredit S.p.A.
0.33%, 01/06/10	1,000	1,000
0.33%, 01/08/10	2,000	2,000
Union Bank, N.A.
0.20%, 01/21/10	3,000	3,000
0.22%, 03/03/10	1,000	1,000
Westpac Banking Corp.
0.51%, 01/04/10	4,000	4,000

		282,000

Fixed-Rate Coupon Notes 5.9%
Federal Home Loan Bank
0.49%, 04/13/10	8,000	8,009
0.55%, 06/03/10	10,000	10,000
0.58%, 08/05/10	5,000	4,999
0.53%, 10/19/10	8,000	7,998
0.54%, 10/20/10	16,000	15,995
0.51%, 10/25/10	5,000	4,999
Freddie Mac
0.09%, 02/09/10	4,000	4,020

		56,020

Fixed-Rate Discount Notes 4.4%
Fannie Mae
0.07%, 02/01/10	6,000	5,999
0.12%, 03/01/10	15,835	15,832
Federal Home Loan Bank
0.45%, 01/06/10	5,000	5,000
0.06%, 01/13/10	9,000	9,000
Freddie Mac
0.07%, 01/26/10	1,000	1,000
0.50%, 07/06/10	5,000	4,987

		41,818

Promissory Note 0.5%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (d)	2,000	2,000
0.95%, 11/04/10 (d)	3,000	3,000

		5,000

Time Deposits 4.8%
JPMorgan Chase Bank, N.A.
0.05%, 01/04/10	16,000	16,000
Royal Bank of Canada
0.02%, 01/04/10	30,000	30,000

		46,000

Total Fixed-Rate Obligations (Cost $731,286)		731,286

Variable-Rate Obligations 13.2% of net assets

Barclays Bank PLC
0.61%, 01/13/10	10,000	10,000
Citigroup Funding, Inc.
1.33%, 02/08/10 (a)	5,000	5,010
City of Palm Springs, California
0.80%, 01/07/10 (a)	8,000	8,000
Commonwealth Bank of Australia
0.28%, 01/11/10 (c)	13,000	13,000
Fannie Mae
0.17%, 01/13/10	25,000	24,991
Freddie Mac
0.08%, 01/11/10	15,000	15,000
0.18%, 01/14/10	15,000	15,005
JPMorgan Chase Bank, N.A.
0.23%, 01/21/10	10,000	10,000
New York City IDA
0.90%, 01/07/10 (a)	115	115
Rabobank Nederland
0.38%, 01/25/10	15,000	15,000
Societe Generale
0.28%, 01/25/10	5,000	5,000
Toronto Dominion Bank
0.23%, 01/09/10	5,000	5,000

Total Variable-Rate Obligations (Cost $126,121)		126,121

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 14.6% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(e)	43	42

Repurchase Agreements 14.6%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $26,000
0.10%, issued 12/07/09, due 01/05/10	25,002	25,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $91,227
0.01%, issued 12/31/09, due 01/04/10	89,436	89,436
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $26,000
0.11%, issued 12/04/09, due 01/04/10	25,002	25,000

Total Other Investments (Cost $139,478)		139,478

End of Investments.

12 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $996,885.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $225,530 or 23.6% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $5,042 or 0.5% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

IDA —	Industrial development agency/authority

See financial notes 13

 Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$857,449
Repurchase agreements, at amortized cost	+	139,436

Total investments		996,885
Receivables:
Fund shares sold		9,295
Interest		570
Prepaid expenses	+	8

Total assets		1,006,758

Liabilities
Payables:
Shareholder services fees to affiliate		18
Fund shares redeemed		52,839
Accrued expenses	+	45

Total liabilities		52,902

Net Assets
Total assets		1,006,758
Total liabilities	−	52,902

Net assets		$953,856
Net Assets by Source
Capital received from investors		954,319
Net realized capital losses		(463)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$953,856		954,354		$1.00

14 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$6,395

Net Realized Gains and Losses
Net realized losses on investments		(463)

Expenses
Investment adviser and administrator fees		3,520
Transfer agent and shareholder service fees		2,230
Temporary Guarantee Program expense (Note 4)		252
Portfolio accounting fees		68
Custodian fees		48
Registration fees		44
Trustees’ fees		32
Professional fees		31
Shareholder reports		1
Other expenses	+	21

Total expenses		6,247
Expense reduction by adviser and Schwab	−	1,831

Net expenses		4,416

Increase (Decrease) in Net Assets from Operations
Total investment income		6,395
Net expenses	−	4,416

Net investment income		1,979
Net realized losses	+	(463)

Increase in net assets from operations		$1,516

See financial notes 15

 Schwab Retirement Advantage Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$1,979	$22,104
Net realized gains (losses)	+	(463)	56

Increase in net assets from operations		1,516	22,160

Distributions to Shareholders
Distributions from net investment income		2,012	22,104

Transactions in Fund Shares*
Shares sold		760,612	831,709
Shares reinvested		1,960	21,472
Shares redeemed	+	(792,371)	(815,551)

Net transactions in fund shares		(29,799)	37,630

Net Assets
Beginning of period		984,151	946,465
Total increase or decrease	+	(30,295)	37,686

End of period		$953,856	$984,151

Net investment income not yet distributed		$—	$33

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

Schwab Investor Money Fund®

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.04	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.05	0.04	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.04)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.16		2.41	4.82	4.50	2.63

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.51	[2]	0.60	0.62	0.67	0.67
Gross operating expenses	0.64		0.62	0.63	0.67	0.67
Net investment income (loss)	0.17		2.37	4.71	4.50	2.61
Net assets, end of period ($ x 1,000,000)	1,832		2,360	2,089	1,314	521

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 17

 Schwab Investor Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

75.1%		Fixed-Rate Obligations	1,376,273	1,376,273
12.6%		Variable-Rate Obligations	229,493	229,493
12.8%		Other Investments	234,595	234,595

100.5%		Total Investments	1,840,361	1,840,361
(0	.5)%	Other Assets and Liabilities, Net		(8,354)

100.0%		Net Assets		1,832,007

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 75.1% of net assets

Commercial Paper & Other Corporate Obligations 31.7%
Alpine Securitization Corp.
0.17%, 01/07/10 (a)(b)(c)	6,250	6,250
0.18%, 01/08/10 (a)(b)(c)	4,000	4,000
0.18%, 01/21/10 (a)(b)(c)	7,000	6,999
Atlantic Asset Securitization, L.L.C.
0.25%, 01/07/10 (a)(b)(c)	5,000	5,000
0.18%, 01/15/10 (a)(b)(c)	6,000	6,000
Atlantis One Funding Corp.
0.23%, 02/10/10 (a)(b)(c)	16,000	15,996
0.30%, 06/09/10 (a)(b)(c)	17,000	16,977
Bank of America Corp.
0.23%, 02/08/10	5,000	4,999
0.37%, 03/18/10	10,000	9,992
Cancara Asset Securitization, L.L.C.
0.30%, 01/15/10 (a)(b)(c)	10,000	9,999
0.35%, 05/19/10 (a)(b)(c)	1,000	999
Chariot Funding, L.L.C.
0.17%, 01/07/10 (a)(b)(c)	5,756	5,756
0.17%, 01/14/10 (a)(b)(c)	9,013	9,012
0.17%, 01/15/10 (a)(b)(c)	10,000	9,999
Ciesco L.L.C.
0.29%, 03/01/10 (a)(b)(c)	16,000	15,992
0.23%, 03/09/10 (a)(b)(c)	4,000	3,998
Citigroup Funding, Inc.
0.25%, 03/25/10 (a)	4,000	3,998
0.64%, 05/04/10 (a)	4,000	3,991
CRC Funding, L.L.C.
0.20%, 02/10/10 (a)(b)(c)	10,000	9,998
0.37%, 04/05/10 (a)(b)(c)	10,000	9,990
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.28%, 01/07/10 (b)(c)	7,000	7,000
0.28%, 01/11/10 (b)(c)	7,000	6,999
0.29%, 01/12/10 (b)(c)	1,000	1,000
0.25%, 03/08/10 (b)(c)	6,000	5,997
0.25%, 03/10/10 (b)(c)	6,000	5,997
Danske Corp. (Danish Government Guarantee)
0.52%, 01/15/10 (a)(c)	3,000	2,999
0.15%, 02/01/10 (a)(c)	9,000	8,999
0.18%, 02/10/10 (a)(c)	6,000	5,999
DnB NOR Bank ASA
0.29%, 01/19/10	2,000	2,000
Enterprise Funding Co., L.L.C.
0.19%, 01/19/10 (a)(b)(c)	5,000	4,999
0.20%, 01/25/10 (a)(b)(c)	8,000	7,999
0.22%, 03/05/10 (a)(b)(c)	2,203	2,202
Falcon Asset Securitization Corp.
0.17%, 01/26/10 (a)(b)(c)	2,000	2,000
0.16%, 01/27/10 (a)(b)(c)	15,000	14,998
Gemini Securitization Corp., L.L.C.
0.20%, 01/15/10 (a)(b)(c)	10,000	9,999
0.21%, 01/19/10 (a)(b)(c)	13,000	12,999
Grampian Funding, L.L.C.
0.59%, 05/14/10 (a)(b)(c)	15,000	14,967
0.59%, 05/17/10 (a)(b)(c)	4,000	3,991
JPMorgan Chase & Co.
0.19%, 01/11/10	9,000	8,999
Jupiter Securitization Corp.
0.16%, 01/13/10 (a)(b)(c)	2,000	2,000
0.17%, 01/19/10 (a)(b)(c)	7,000	6,999
0.17%, 01/21/10 (a)(b)(c)	9,000	8,999
Kitty Hawk Funding Corp.
0.25%, 02/08/10 (a)(b)(c)	18,000	17,995
Lloyds TSB Bank PLC
0.10%, 01/11/10	10,000	10,000
Manhattan Asset Funding Capital Co., L.L.C.
0.21%, 01/12/10 (a)(b)(c)	4,000	4,000
0.26%, 01/14/10 (a)(b)(c)	2,000	2,000
Market Street Funding Corp.
0.25%, 01/12/10 (a)(b)(c)	7,000	6,999
0.21%, 02/16/10 (a)(b)(c)	1,100	1,100
0.20%, 03/11/10 (a)(b)(c)	1,000	1,000
Nationwide Building Society
0.58%, 01/06/10	2,000	2,000
0.40%, 02/17/10	4,000	3,998
0.52%, 05/13/10	3,000	2,994
Nordea North America, Inc.
0.19%, 02/02/10 (a)	4,000	3,999
0.18%, 02/03/10 (a)	12,000	11,998
Old Line Funding, L.L.C.
0.20%, 01/14/10 (a)(b)(c)	12,000	11,999
0.18%, 01/20/10 (a)(b)(c)	1,000	1,000
Ranger Funding Co., L.L.C.
0.20%, 01/25/10 (a)(b)(c)	5,000	4,999
0.25%, 02/02/10 (a)(b)(c)	10,155	10,153
Santander Central Hispano Finance (Delaware), Inc.
0.65%, 06/03/10 (a)	5,000	4,986
0.41%, 09/03/10 (a)	13,000	12,964

18 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Societe de Prise de Participation de I’Etat (French Government Guarantee)
0.17%, 02/25/10 (a)(c)	12,000	11,997
Societe Generale North America, Inc.
0.21%, 01/13/10 (a)	5,000	5,000
Solitaire Funding, L.L.C.
0.22%, 01/15/10 (a)(b)(c)	2,000	2,000
0.25%, 01/22/10 (a)(b)(c)	8,000	7,999
0.32%, 01/27/10 (a)(b)(c)	6,000	5,999
0.30%, 02/02/10 (a)(b)(c)	3,300	3,299
0.33%, 03/03/10 (a)(b)(c)	4,000	3,998
Starbird Funding Corp.
0.28%, 01/04/10 (a)(b)(c)	5,000	5,000
Straight A Funding, L.L.C.
0.17%, 01/04/10 (a)(b)(c)(f)	14,000	14,000
0.17%, 01/08/10 (a)(b)(c)(f)	6,000	6,000
0.18%, 01/13/10 (a)(b)(c)(f)	7,088	7,088
0.20%, 02/10/10 (a)(b)(c)(f)	6,000	5,999
0.17%, 02/16/10 (a)(b)(c)(f)	10,804	10,802
0.18%, 03/02/10 (a)(b)(c)(f)	3,057	3,056
0.16%, 03/10/10 (a)(b)(c)(f)	3,061	3,060
0.18%, 03/10/10 (a)(b)(c)(f)	13,000	12,996
Svenska Handelsbanken, Inc.
0.20%, 03/29/10 (a)	3,000	2,998
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	8,000	7,971
Thunder Bay Funding, L.L.C.
0.17%, 01/08/10 (a)(b)(c)	1,964	1,964
0.25%, 01/08/10 (a)(b)(c)	3,033	3,033
0.24%, 01/14/10 (a)(b)(c)	1,000	1,000
Ticonderoga Funding, L.L.C.
0.26%, 01/11/10 (a)(b)(c)	6,000	6,000
UniCredit Bank Ireland PLC
0.33%, 03/02/10 (a)(c)	7,000	6,996
UniCredit Delaware, Inc.
0.41%, 04/23/10 (a)(c)	4,000	3,995
Variable Funding Capital Corp.
0.16%, 01/21/10 (a)(b)(c)	5,000	4,999
Westpac Banking Corp.
0.38%, 02/22/10 (c)	2,000	1,999
Westpac Securities NZ Ltd.
0.22%, 02/19/10 (a)(c)	3,000	2,999
Yorktown Capital, L.L.C.
0.45%, 01/22/10 (a)(b)(c)	7,000	6,998

		581,515

Bank Notes 2.3%
Bank of America, N.A.
0.22%, 02/16/10	9,000	9,000
0.42%, 03/22/10	15,000	15,000
0.34%, 04/09/10	9,000	9,000
0.33%, 06/04/10	10,000	10,000

		43,000

Certificates of Deposit 30.1%
Banco Bilbao Vizcaya Argentaria S.A.
0.29%, 02/26/10	15,000	15,000
0.27%, 04/12/10	10,000	10,000
Bank of America, N.A.
0.60%, 01/20/10	7,000	7,000
0.63%, 02/08/10	1,000	1,000
0.63%, 02/09/10	8,000	8,000
0.62%, 02/18/10	1,000	1,000
0.44%, 03/11/10	2,000	2,000
Bank of Ireland
0.35%, 01/06/10	4,000	4,000
Bank of Nova Scotia
0.17%, 01/20/10	10,000	10,000
0.25%, 02/12/10	18,000	18,000
Bank of the West
0.40%, 06/07/10	1,000	1,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.67%, 01/11/10	11,000	11,000
0.80%, 10/22/10	6,000	6,000
Barclays Bank PLC
0.68%, 02/11/10	4,000	4,000
1.25%, 10/21/10	4,000	4,000
0.87%, 12/10/10	5,000	5,000
BNP Paribas
0.45%, 01/15/10	6,000	6,000
0.46%, 01/22/10	2,000	2,000
0.40%, 02/17/10	1,000	1,000
0.39%, 02/18/10	49,000	49,000
0.36%, 03/10/10	1,000	1,000
0.34%, 03/15/10	10,000	10,000
0.31%, 04/06/10	1,000	1,000
0.31%, 04/07/10	7,000	7,000
0.32%, 04/14/10	1,000	1,000
Citibank, N.A.
0.22%, 02/17/10	15,000	15,000
0.48%, 03/02/10	1,000	1,000
0.46%, 03/03/10	20,000	20,000
Commonwealth Bank of Australia
0.48%, 01/06/10	8,000	8,000
0.38%, 02/05/10	9,000	9,000
Credit Agricole S.A.
0.34%, 04/01/10	3,000	3,000
0.30%, 04/08/10	6,000	6,000
0.30%, 04/14/10	5,000	5,000
0.42%, 09/08/10	8,000	8,000
0.41%, 09/15/10	5,000	5,000
Credit Suisse
0.65%, 10/25/10	6,000	6,000
Deutsche Bank AG
0.17%, 01/28/10	3,000	3,000
0.20%, 02/03/10	2,000	2,000
DnB NOR Bank ASA
0.30%, 01/14/10	9,000	9,000
0.18%, 01/20/10	4,000	4,000
0.30%, 06/30/10	3,000	3,000
HSBC Bank PLC
0.33%, 03/16/10	4,000	4,000
ING Bank N.V.
0.35%, 04/01/10	2,000	2,000
0.29%, 04/07/10	7,000	7,000
Intesa Sanpaolo
0.17%, 01/08/10	3,000	3,000
0.21%, 01/19/10	6,000	6,000
0.20%, 01/21/10	15,000	15,000
0.20%, 01/26/10	1,000	1,000
0.33%, 03/23/10	3,000	3,000

See financial notes 19

 Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Lloyds TSB Bank PLC
0.64%, 03/10/10	3,000	3,000
0.66%, 03/24/10	8,000	8,000
1.20%, 11/02/10	6,000	6,000
Mitsubishi UFJ Trust & Banking Corp.
0.64%, 01/19/10	7,000	7,000
0.55%, 06/01/10	7,000	7,000
Mizuho Corporate Bank Ltd.
0.25%, 01/11/10	5,000	5,000
0.22%, 03/09/10	10,000	10,000
National Australia Bank Ltd.
0.48%, 01/04/10	6,000	6,000
0.50%, 01/04/10	1,000	1,000
0.52%, 01/07/10	5,000	5,000
Nordea Bank Finland PLC
0.20%, 02/04/10	1,000	1,000
Rabobank Nederland
1.11%, 05/03/10	4,000	4,000
0.52%, 09/14/10	3,000	3,000
0.56%, 10/01/10	17,000	17,000
Royal Bank of Canada
0.30%, 03/22/10	15,000	15,000
Royal Bank of Scotland PLC
0.93%, 03/08/10	20,000	20,000
0.70%, 04/20/10	5,000	5,000
0.75%, 04/22/10	1,000	1,000
0.94%, 08/27/10	2,000	2,000
1.37%, 10/21/10	6,000	6,000
Societe Generale
0.51%, 06/16/10	14,000	14,000
Sumitomo Trust & Banking Co.
0.40%, 05/04/10	3,000	3,000
0.32%, 06/04/10	1,000	1,000
0.62%, 06/15/10	1,000	1,000
0.62%, 06/16/10	3,000	3,000
0.52%, 08/10/10	1,000	1,000
Svenska Handelsbanken AB
0.17%, 01/22/10	6,000	6,000
0.40%, 01/29/10	8,000	8,000
Toronto Dominion Bank
0.68%, 08/16/10	21,000	21,000
UBS AG
0.27%, 03/02/10	11,000	11,000
1.28%, 10/25/10	4,000	4,000
UniCredit S.p.A.
0.33%, 01/06/10	6,000	6,000
Union Bank, N.A.
0.20%, 01/21/10	1,000	1,000
Westpac Banking Corp.
0.51%, 01/04/10	6,000	6,000

		551,000

Fixed-Rate Coupon Notes 4.4%
Federal Home Loan Bank
0.49%, 04/13/10	17,000	17,019
0.58%, 08/05/10	10,000	9,998
0.53%, 10/19/10	15,000	14,997
0.54%, 10/20/10	30,000	29,991
Freddie Mac
0.09%, 02/09/10	8,635	8,678

		80,683

Fixed-Rate Discount Notes 4.2%
Fannie Mae
0.06%, 03/01/10	6,300	6,299
Federal Home Loan Bank
0.45%, 01/06/10	6,000	6,000
0.51%, 01/12/10	17,000	16,997
0.08%, 01/27/10	8,515	8,514
0.50%, 02/01/10	15,000	14,993
0.06%, 02/19/10	1,000	1,000
0.07%, 02/19/10	2,000	2,000
0.12%, 03/19/10	9,000	8,998
Freddie Mac
0.06%, 01/27/10	1,100	1,100
0.13%, 03/05/10	1,200	1,200
0.50%, 07/06/10	10,000	9,974

		77,075

Promissory Note 0.8%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (d)	7,000	7,000
0.95%, 11/04/10 (d)	7,000	7,000

		14,000

Time Deposits 1.6%
Citibank, N.A.
0.09%, 01/04/10	15,000	15,000
JPMorgan Chase Bank, N.A.
0.05%, 01/04/10	14,000	14,000

		29,000

Total Fixed-Rate Obligations (Cost $1,376,273)		1,376,273

Variable-Rate Obligations 12.6% of net assets

Abbey National Treasury Services PLC
0.23%, 01/13/10 (a)	9,000	9,001
Barclays Bank PLC
0.61%, 01/13/10	10,000	10,000
California Pollution Control Financing Authority
0.45%, 01/07/10 (a)	1,000	1,000
Citigroup Funding, Inc.
1.33%, 02/08/10 (a)	10,000	10,019
Commonwealth Bank of Australia
0.28%, 01/11/10 (c)	15,000	15,000
Eagle County Colorado Taxable Housing Facilities
0.65%, 01/07/10 (a)	1,500	1,500
Fannie Mae
0.17%, 01/13/10	85,000	84,973
Federal Farm Credit Bank
0.24%, 01/28/10	10,000	10,000
Freddie Mac
0.08%, 01/11/10	25,000	25,000
JPMorgan Chase Bank, N.A.
0.23%, 01/21/10	38,000	38,000
Procter & Gamble International
0.29%, 02/07/10 (a)	9,000	9,000
Rabobank Nederland
0.40%, 01/14/10	7,000	7,000

20 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Societe Generale
0.28%, 01/25/10	9,000	9,000

Total Variable-Rate Obligations (Cost $229,493)		229,493

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 12.8% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(e)	142	142

Repurchase Agreements 12.8%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $26,000
0.10%, issued 12/07/09, due 01/05/10	25,002	25,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $35,142
0.01%, issued 12/31/09, due 01/04/10	34,453	34,453
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $25,480
0.11%, issued 12/04/09, due 01/04/10	25,002	25,000
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $156,520
0.02%, issued 12/31/09, due 01/04/10	150,000	150,000

Total Other Investments (Cost $234,595)		234,595

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $1,840,361.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $501,741 or 27.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $14,142 or 0.8% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

See financial notes 21

 Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$1,605,908
Repurchase agreements, at amortized cost	+	234,453

Total investments		1,840,361
Receivables:
Fund shares sold		1,818
Interest		1,188
Prepaid expenses	+	31

Total assets		1,843,398

Liabilities
Payables:
Investment adviser and administrator fees		7
Shareholder services fees to affiliate		38
Fund shares redeemed		11,196
Distributions to shareholders		5
Accrued expenses	+	145

Total liabilities		11,391

Net Assets
Total assets		1,843,398
Total liabilities	−	11,391

Net assets		$1,832,007
Net Assets by Source
Capital received from investors		1,833,515
Net realized capital losses		(1,508)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,832,007		1,833,430		$1.00

22 See financial notes

 Schwab Investor Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$14,759

Net Realized Gains and Losses
Net realized losses on investments		(1,508)

Expenses
Investment adviser and administrator fees		7,227
Transfer agent and shareholder service fees		5,421
Temporary Guarantee Program expense (Note 4)		680
Shareholder reports		196
Portfolio accounting fees		94
Custodian fees		90
Registration fees		77
Professional fees		39
Trustees’ fees		35
Other expenses	+	96

Total expenses		13,955
Expense reduction by adviser and Schwab	−	2,836

Net expenses		11,119

Increase (Decrease) in Net Assets from Operations
Total investment income		14,759
Net expenses	−	11,119

Net investment income		3,640
Net realized losses	+	(1,508)

Increase in net assets from operations		$2,132

See financial notes 23

 Schwab Investor Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$3,640	$56,419
Net realized gains (losses)	+	(1,508)	257

Increase in net assets from operations		2,132	56,676

Distributions to Shareholders
Distributions from net investment income		3,755	56,419

Transactions in Fund Shares*
Shares sold		1,083,082	2,781,863
Shares reinvested		3,546	53,113
Shares redeemed	+	(1,613,095)	(2,563,979)

Net transactions in fund shares		(526,467)	270,997

Net Assets
Beginning of period		2,360,097	2,088,843
Total increase or decrease	+	(528,090)	271,254

End of period		$1,832,007	$2,360,097

Net investment income not yet distributed		$—	$115

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

24 See financial notes

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed

 25

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

26

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, they are not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

 27

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The Program expired on September 18, 2009. The Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The Schwab Retirement Advantage Money Fund and the Schwab Investor Fund paid $89 and $239, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund paid $266 and $718, respectively, to participate in the Program Extensions, which covered the period December 19, 2008 through September 18, 2009. The cost of participating in the Program and the Program Extensions was borne by each participating fund and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets
First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pay Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to funds’ shareholders holding shares of the funds through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets as follows:

Shareholder Service Fees

Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Schwab Retirement Advantage Money Fund	0.05%	0.17%
Schwab Investor Money Fund	0.05%	0.20%

Contractual Expense Limitations

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the Schwab Retirement Advantage Money Fund to limit the total annual fund operating expenses, excluding interest, taxes,

28

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

costs of participating in the U.S. Treasury Temporary Guarantee Program and certain non-routine expenses, to 0.49% through April 29, 2011, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

In addition, effective January 1, 2009 through December 31, 2010, CSIM and Schwab agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of December 31, 2009, the balance of the recoupable expenses is as follows:

	Schwab Retirement
	Advantage	Schwab Investor
Expiration Date	Money Fund	Money Fund

December 31, 2012	$429	$2,069

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of December 31, 2009, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit for the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

 29

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the funds had no undistributable earnings on a tax-basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the funds had capital loss carry forwards available to offset future net capital gains before the expiration date:

	Schwab Retirement
	Advantage	Schwab Investor
Expiration Date	Money Fund	Money Fund

December 31, 2017	$463	$1,508

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2009, the funds had no deferred realized net capital losses, and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions during the current periods and prior periods were:

	Schwab Retirement
	Advantage	Schwab Investor
	Money Fund	Money Fund

Current period distributions
Ordinary income	$2,012	$3,755

Prior period distributions
Ordinary income	$22,104	$56,419

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, no such reclassifications were required.

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the portfolios constituting Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

 31

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	167,980,932,203.89	9,759,702,512.60	94.51%
Walter W. Bettinger, II	169,473,571,327.92	8,267,063,388.57	95.35%
Mariann Byerwalter	169,937,016,287.95	7,803,618,428.54	95.61%
John F. Cogan	170,662,820,803.72	7,077,813,912.77	96.02%
William A. Hasler	169,192,884,471.18	8,547,750,245.31	95.19%
Gerald B. Smith	170,117,528,534.11	7,623,106,182.38	95.71%
Donald R. Stephens	170,431,060,392.66	7,309,574,323.83	95.89%
Joseph H. Wender	169,811,426,468.85	7,929,208,247.64	95.54%
Michael W. Wilsey	169,819,526,309.55	7,921,108,406.94	95.54%

32

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals) ; Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1–Director, Mission West Properties Board 2–Director, TOUSA Board 3–Director, Harris-Stratex Networks Board 4–Director, Globalstar, Inc. Board 5–Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1–Lead Independent Director, Board of Cooper Industries Board 2–Director and Chairman of the Audit Committee of Oneok Partners LP Board 3–Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1–Director and Chairman of the Audit Committee, Isis Pharmaceuticals

 33

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

34

 Officers of the Trust

Name, Year of Birth, and Position(s)	Principal Occupations
with the trust; (Terms of office, and	During the Past Five
length of Time Served3)	Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 35

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (Effective Maturity Date). For those securities with a maturity-shortening provision, including variable-rate demand securities, the maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1—0.25%] = 6.0%).

36

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity or the Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 37

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We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

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•	to help us process transactions for your account;

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Safeguarding Your Information — Security Is a Partnership

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We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

38

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13860-13

Annual report dated December 31, 2009 enclosed.

Schwab Advisor Cash Reserves ®

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Schwab Advisor Cash Reserves ®

Annual Report
December 31, 2009

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, investment conditions for money market funds industry-wide improved markedly from 2008, but continued to be challenging as interest rates declined to and then remained at historically low levels. Compared to a year earlier, concern surrounding the ability of money funds to meet safety and liquidity requirements in the wake of the credit crisis receded as the introduction of government programs, the proposal of new money fund regulations by the U.S. Securities and Exchange Commission (SEC), and a general recovery in the markets helped to bolster investor confidence.

Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the reporting period. The funds also maintained a positive net yield. However, the low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities, translated into low yields on securities in which Schwab’s money funds invest.

Recognizing the important role that money market funds play in investors’ portfolios, Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser Charles Schwab Investment Management, Inc. (CSIM) voluntarily waived certain fees or expenses to maintain a positive net yield for certain Schwab money funds. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

As you may have noticed in your recent money fund shareholder reports, we have added several new charts and tables related to portfolio composition in an effort to provide greater transparency to investors. Additional information specific to Schwab’s money funds, such as a list of frequently asked questions and recent holdings for select money funds, can be found at www.schwab.com/moneyfunds and on www.schwabinstitutional.com.

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000.

Sincerely,

Schwab Advisor Cash Reserves 1

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Advisor Cash Reserves

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Advisor Cash Reserves 3

Schwab Advisor Cash Reserves®

The Schwab Advisor Cash Reserves fund provided safety and liquidity to shareholders throughout the reporting period. The fund’s low yield was a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities in which the fund invests. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

Market liquidity and credit conditions in the money market sector continued to improve during the reporting period. In the second half of the year, the investment adviser sought to increase the yield of the fund by reducing the fund’s position in low yielding government agency securities and expanding the investment in higher yielding credit sensitive securities. Additionally, as we moved back into the credit sector, the fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—was extended in an effort to capture and bolster yield as the LIBOR curve remained historically steep. The fund’s WAM ranged between 49 and 74 days (from 12/31/08-12/31/09). Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 12/31/09:
 Portfolio Composition by Maturity1

% of Investments

1-15 Days	32.0%
16-30 Days	13.5%
31-60 Days	20.6%
61-90 Days	11.8%
91-120 Days	6.2%
More than 120 Days	15.9%

 Statistics

Weighted Average Maturity[2]	62 days
Credit Quality of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	14.5%
Repurchase Agreements	8.2%
Commercial Paper (CP)
Asset Backed CP5	18.7%
Bank/Financial CP	10.4%
Corporate CP	0.1%
Sovereign CP	0.8%
Certificates of Deposit	36.6%
Bank Notes (BN)
TLGP BN6	0.6%
Other BN	1.7%
Corporate Notes (CN)	3.0%
Time Deposits	5.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes paper issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[6]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Advisor Cash Reserves®

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Advisor
	Cash Reserves
	Sweep Shares	Premier Sweep Shares

Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment[1]	*	*

Seven-Day Yield[2]	0.01%	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.06%	-0.13%

Seven-Day Effective Yield[2]	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit each share class’s total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.33% and 0.26% to the seven-day yields of the Sweep Shares and Premier Sweep Shares, respectively.

Schwab Advisor Cash Reserves® 5

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab Advisor Cash Reserves®
Sweep Shares
Actual Return	0.40%	$1,000	$1,000.10	$2.02
Hypothetical 5% Return	0.40%	$1,000	$1,023.19	$2.04
Premier Sweep Shares
Actual Return	0.40%	$1,000	$1,000.10	$2.02
Hypothetical 5% Return	0.40%	$1,000	$1,023.19	$2.04

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves®

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.04	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.05	0.04	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.04)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.13		2.36	4.78	4.47	2.63

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53	[2]	0.65 [3]	0.66	0.68	0.69
Gross operating expenses	0.76		0.75	0.75	0.84	0.85
Net investment income (loss)	0.14		2.34	4.67	4.48	2.65
Net assets, end of period ($ x 1,000,000)	5,786		7,286	6,416	5,222	1,898

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Premier Sweep Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.04	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.05	0.04	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.04)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total Return (%)	0.16		2.43	4.86	4.57	2.73

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[2]	0.58 [3]	0.59	0.59	0.59
Gross operating expenses	0.76		0.75	0.75	0.84	0.85
Net investment income (loss)	0.17		2.42	4.74	4.56	2.75
Net assets, end of period ($ x 1,000,000)	14,132		16,245	15,023	10,784	3,728

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.47% for Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 The ratio of net operating expenses would have been 0.64% for Sweep Shares and 0.57% for Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Advisor Cash Reserves

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

79.2%	Fixed-Rate Obligations	15,779,872	15,779,872
12.5%	Variable-Rate Obligations	2,500,863	2,500,863
8.2%	Other Investments	1,627,493	1,627,493

99.9%	Total Investments	19,908,228	19,908,228
0.1%	Other Assets and Liabilities, Net		10,376

100.0%	Net Assets		19,918,604

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 79.2% of net assets

Commercial Paper & Other Corporate Obligations 30.0%
Alpine Securitization Corp.
0.20%, 01/04/10 (a)(b)(c)	68,000	67,999
0.17%, 01/20/10 (a)(b)(c)	23,000	22,998
0.18%, 01/21/10 (a)(b)(c)	105,000	104,989
Atlantic Asset Securitization, L.L.C.
0.25%, 01/07/10 (a)(b)(c)	90,000	89,996
0.18%, 01/08/10 (a)(b)(c)	5,000	5,000
0.28%, 01/22/10 (a)(b)(c)	25,000	24,996
Australia & New Zealand Banking Group
0.38%, 02/18/10	85,000	84,957
Bank of America Corp.
0.18%, 01/04/10	100,000	99,998
0.18%, 01/07/10	100,000	99,997
0.23%, 02/08/10	68,000	67,983
CAFCO, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	100,000	99,890
0.37%, 04/05/10 (a)(b)(c)	114,000	113,890
Cancara Asset Securitization, L.L.C.
0.35%, 05/19/10 (a)(b)(c)	60,000	59,920
CBA (Delaware) Finance, Inc.
0.20%, 03/15/10 (a)	312,000	311,877
0.20%, 03/16/10 (a)	8,000	7,997
Chariot Funding, L.L.C.
0.17%, 01/07/10 (a)(b)(c)	18,010	18,009
0.17%, 01/12/10 (a)(b)(c)	26,019	26,018
0.17%, 01/14/10 (a)(b)(c)	124,437	124,429
0.17%, 01/15/10 (a)(b)(c)	85,000	84,994
Ciesco, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	200,000	199,780
Citigroup Funding, Inc.
0.30%, 01/05/10 (a)	200,000	199,993
0.27%, 02/11/10 (a)	100,000	99,969
CRC Funding, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	21,000	20,980
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.25%, 03/04/10 (b)(c)	86,000	85,963
0.25%, 03/05/10 (b)(c)	82,000	81,964
0.25%, 03/08/10 (b)(c)	47,000	46,978
0.25%, 03/10/10 (b)(c)	85,000	84,960
Danske Corp. (Danish Government Guarantee)
0.52%, 01/15/10 (a)(c)	14,000	13,997
0.15%, 02/01/10 (a)(c)	66,000	65,991
0.18%, 02/10/10 (a)(c)	120,000	119,976
DnB NOR Bank ASA
0.29%, 01/19/10	80,000	79,988
Enterprise Funding Co., L.L.C.
0.18%, 01/20/10 (a)(b)(c)	10,000	9,999
0.20%, 01/25/10 (a)(b)(c)	29,000	28,996
0.22%, 03/05/10 (a)(b)(c)	100,000	99,962
Falcon Asset Securitization Corp.
0.19%, 01/04/10 (a)(b)(c)	40,000	39,999
0.17%, 01/05/10 (a)(b)(c)	10,000	10,000
0.17%, 01/06/10 (a)(b)(c)	10,000	10,000
0.17%, 01/07/10 (a)(b)(c)	50,000	49,999
0.19%, 01/07/10 (a)(b)(c)	12,000	12,000
0.16%, 01/27/10 (a)(b)(c)	17,000	16,998
Gemini Securitization Corp., L.L.C.
0.21%, 01/19/10 (a)(b)(c)	39,000	38,996
Grampian Funding, L.L.C.
0.29%, 02/05/10 (a)(b)(c)	27,000	26,992
0.32%, 03/18/10 (a)(b)(c)	89,000	88,940
0.35%, 04/15/10 (a)(b)(c)	5,000	4,995
0.59%, 05/14/10 (a)(b)(c)	75,000	74,837
JPMorgan Chase & Co.
0.19%, 01/11/10	47,000	46,998
Jupiter Securitization Corp.
0.17%, 01/06/10 (a)(b)(c)	44,000	43,999
0.16%, 01/13/10 (a)(b)(c)	30,000	29,998
0.17%, 01/21/10 (a)(b)(c)	23,000	22,998
Kitty Hawk Funding Corp.
0.20%, 01/14/10 (a)(b)(c)	47,000	46,997
0.25%, 02/08/10 (a)(b)(c)	15,000	14,996
Manhattan Asset Funding Capital Co., L.L.C.
0.24%, 01/06/10 (a)(b)(c)	22,000	21,999
0.26%, 01/14/10 (a)(b)(c)	46,000	45,996
Market Street Funding Corp.
0.25%, 01/12/10 (a)(b)(c)	90,000	89,993
0.22%, 01/21/10 (a)(b)(c)	8,000	7,999
Nationwide Building Society
0.58%, 01/06/10	21,000	20,998
0.50%, 01/15/10	25,000	24,995
0.50%, 03/12/10	32,000	31,969
0.52%, 05/13/10	21,000	20,960
Nokia Corp.
0.17%, 02/04/10 (c)	24,000	23,996
Nordea North America, Inc.
0.18%, 01/07/10 (a)	38,700	38,699
0.20%, 03/02/10 (a)	82,200	82,173

8 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.20%, 03/08/10 (a)	7,000	6,997
Old Line Funding, L.L.C.
0.17%, 01/13/10 (a)(b)(c)	13,945	13,944
0.20%, 01/14/10 (a)(b)(c)	5,000	5,000
0.18%, 01/26/10 (a)(b)(c)	27,156	27,153
0.18%, 02/09/10 (a)(b)(c)	19,333	19,329
0.18%, 02/11/10 (a)(b)(c)	33,886	33,879
0.50%, 02/11/10 (a)(b)(c)	50,000	49,972
Park Avenue Receivables Co., L.L.C.
0.17%, 01/08/10 (a)(b)(c)	30,000	29,999
0.16%, 01/19/10 (a)(b)(c)	12,000	11,999
Ranger Funding Co., L.L.C.
0.17%, 01/20/10 (a)(b)(c)	27,234	27,232
0.20%, 01/25/10 (a)(b)(c)	90,000	89,988
0.21%, 02/19/10 (a)(b)(c)	29,000	28,992
Santander Central Hispano Finance (Delaware), Inc.
0.41%, 08/13/10 (a)	100,000	99,745
0.41%, 09/03/10 (a)	100,000	99,721
Sheffield Receivables Corp.
0.21%, 01/15/10 (a)(b)(c)	32,000	31,997
Societe de Prise de Participation de I’Etat (French Government Guarantee)
0.17%, 02/22/10 (a)(c)	80,000	79,980
0.17%, 02/25/10 (a)(c)	75,000	74,981
Societe Generale North America, Inc.
0.02%, 01/04/10 (a)	20,000	20,000
Solitaire Funding, L.L.C.
0.31%, 01/06/10 (a)(b)(c)	15,000	14,999
0.25%, 01/12/10 (a)(b)(c)	12,000	11,999
0.22%, 01/15/10 (a)(b)(c)	75,000	74,994
0.25%, 01/19/10 (a)(b)(c)	25,000	24,997
0.25%, 01/22/10 (a)(b)(c)	54,000	53,992
0.30%, 02/02/10 (a)(b)(c)	62,000	61,983
0.30%, 02/16/10 (a)(b)(c)	10,000	9,996
0.33%, 03/03/10 (a)(b)(c)	5,000	4,997
Starbird Funding Corp.
0.17%, 01/04/10 (a)(b)(c)	8,000	8,000
0.19%, 01/08/10 (a)(b)(c)	9,000	9,000
0.17%, 01/11/10 (a)(b)(c)	26,000	25,999
Straight A Funding, L.L.C.
0.18%, 01/04/10 (a)(b)(c)(g)	189,080	189,078
0.21%, 01/07/10 (a)(b)(c)(g)	20,000	19,999
0.18%, 01/13/10 (a)(b)(c)(g)	15,000	14,999
0.18%, 01/15/10 (a)(b)(c)(g)	18,000	17,999
0.20%, 02/03/10 (a)(b)(c)(g)	10,075	10,073
0.17%, 02/16/10 (a)(b)(c)(g)	75,532	75,516
0.18%, 02/16/10 (a)(b)(c)(g)	10,000	9,998
0.18%, 02/19/10 (a)(b)(c)(g)	23,000	22,994
0.18%, 03/02/10 (a)(b)(c)(g)	61,000	60,982
0.18%, 03/03/10 (a)(b)(c)(g)	21,000	20,994
0.18%, 03/05/10 (a)(b)(c)(g)	38,000	37,988
0.18%, 03/08/10 (a)(b)(c)(g)	35,000	34,988
0.16%, 03/10/10 (a)(b)(c)(g)	10,000	9,997
0.18%, 03/10/10 (a)(b)(c)(g)	16,000	15,995
0.18%, 03/11/10 (a)(b)(c)(g)	18,000	17,994
Sumitomo Mitsui Banking Corp.
0.22%, 03/03/10 (c)	67,000	66,975
Svenska Handelsbanken, Inc.
0.20%, 03/29/10 (a)	43,000	42,979
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	75,000	74,729
Thames Asset Global Securitization No. 1, Inc.
0.22%, 02/16/10 (a)(b)(c)	69,044	69,025
0.23%, 03/12/10 (a)(b)(c)	64,476	64,447
Thunder Bay Funding, L.L.C.
0.17%, 01/08/10 (a)(b)(c)	17,000	16,999
0.20%, 01/11/10 (a)(b)(c)	17,000	16,999
0.20%, 01/12/10 (a)(b)(c)	15,000	14,999
0.19%, 02/04/10 (a)(b)(c)	12,000	11,998
0.19%, 02/08/10 (a)(b)(c)	10,799	10,797
0.19%, 02/09/10 (a)(b)(c)	38,730	38,722
Ticonderoga Funding, L.L.C.
0.18%, 01/20/10 (a)(b)(c)	5,000	5,000
UniCredit Delaware, Inc.
0.41%, 02/23/10 (a)(c)	59,000	58,964
0.41%, 04/23/10 (a)(c)	60,000	59,923
Variable Funding Capital Corp.
0.16%, 01/21/10 (a)(b)(c)	21,000	20,998
Westpac Banking Corp.
0.38%, 02/22/10 (c)	14,000	13,992
Westpac Securities NZ Ltd.
0.22%, 02/19/10 (a)(c)	13,000	12,996
Yorktown Capital, L.L.C.
0.45%, 01/22/10 (a)(b)(c)	14,000	13,996

		5,970,948

Bank Notes 1.7%
Bank of America, N.A.
0.33%, 06/01/10	72,000	72,000
0.33%, 06/04/10	45,000	45,000
Chase Bank (USA), N.A.
0.17%, 01/06/10	226,000	226,000

		343,000

Certificates of Deposit 31.1%
Banco Bilbao Vizcaya Argentaria S.A.
0.29%, 02/26/10	82,000	82,000
0.29%, 03/02/10	44,000	44,000
0.27%, 04/12/10	114,000	113,995
Bank of America, N.A.
0.63%, 02/08/10	127,000	127,000
0.63%, 02/09/10	70,000	70,000
0.60%, 02/17/10	143,000	143,000
0.49%, 03/04/10	186,000	186,000
Bank of Ireland
0.35%, 01/06/10	77,000	77,000
Bank of Nova Scotia
0.17%, 01/19/10	62,000	62,000
0.17%, 01/20/10	50,000	50,000
0.30%, 04/19/10	42,000	42,000
Bank of the West
0.40%, 06/07/10	30,000	30,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.73%, 05/24/10	50,000	50,000
0.65%, 06/08/10	98,000	98,000
0.53%, 09/07/10	67,000	67,000
0.55%, 09/08/10	10,000	10,000
0.80%, 10/22/10	25,000	25,000
Barclays Bank PLC
0.67%, 02/16/10	69,000	69,000
0.61%, 10/04/10	30,000	30,000

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
1.25%, 10/21/10	37,000	37,000
BNP Paribas
0.47%, 01/08/10	10,000	10,000
0.45%, 01/15/10	9,000	9,000
0.22%, 01/21/10	12,000	12,000
0.21%, 02/04/10	14,000	14,000
0.20%, 02/10/10	48,000	48,000
0.40%, 02/17/10	98,000	98,000
0.39%, 02/18/10	445,000	445,000
0.38%, 02/19/10	82,000	82,000
0.36%, 03/10/10	29,000	29,000
0.32%, 04/14/10	33,000	33,000
0.32%, 04/15/10	68,000	68,000
Citibank, N.A.
0.18%, 01/08/10	80,000	80,000
0.24%, 01/22/10	50,000	50,000
0.23%, 01/25/10	66,000	66,000
0.20%, 01/29/10	66,000	66,000
0.22%, 02/17/10	200,000	200,000
0.46%, 03/03/10	13,000	13,000
Credit Agricole S.A.
0.30%, 04/12/10	100,000	100,000
0.42%, 09/08/10	196,000	196,000
0.41%, 09/15/10	3,000	3,000
Credit Suisse
0.65%, 10/25/10	27,000	27,000
Deutsche Bank AG
0.17%, 01/28/10	79,000	79,000
0.20%, 02/03/10	88,000	88,000
0.20%, 02/04/10	88,000	88,000
DnB NOR Bank ASA
0.30%, 01/14/10	20,000	20,000
0.18%, 01/20/10	60,000	60,000
0.30%, 06/30/10	40,000	40,000
HSBC Bank PLC
0.33%, 03/16/10	10,000	10,000
0.30%, 04/08/10	23,000	23,000
ING Bank N.V.
0.35%, 04/01/10	60,000	60,000
0.29%, 04/07/10	39,000	39,000
Intesa Sanpaolo
0.17%, 01/08/10	81,000	81,000
0.21%, 01/19/10	61,000	61,000
0.20%, 01/21/10	14,000	14,000
0.16%, 01/28/10	55,000	55,000
0.33%, 03/23/10	23,000	23,000
0.32%, 04/09/10	23,000	23,000
0.30%, 04/13/10	46,000	46,000
0.30%, 04/27/10	36,000	36,000
Lloyds TSB Bank PLC
0.69%, 03/01/10	190,000	190,000
0.64%, 03/10/10	42,000	42,000
0.66%, 03/24/10	69,000	69,000
1.20%, 11/02/10	56,000	56,000
Mitsubishi UFJ Trust & Banking Corp.
0.55%, 06/01/10	45,000	45,000
Mizuho Corporate Bank Ltd.
0.22%, 03/09/10	125,000	125,000
0.30%, 05/24/10	75,000	75,000
National Australia Bank Ltd.
0.50%, 01/04/10	90,000	90,000
0.40%, 02/16/10	16,000	16,000
Rabobank Nederland
0.55%, 09/10/10	100,000	100,000
0.55%, 09/13/10	29,000	29,000
0.52%, 09/14/10	100,000	100,000
0.52%, 09/15/10	109,000	109,000
Royal Bank of Scotland PLC
0.93%, 03/08/10	199,000	199,000
0.70%, 04/20/10	45,000	45,000
0.75%, 04/22/10	48,000	48,000
0.98%, 08/11/10	11,000	11,000
1.37%, 10/21/10	55,000	55,000
Societe Generale
0.26%, 04/01/10	50,000	50,000
0.51%, 06/16/10	55,000	55,000
State Street Bank & Trust Co., N.A.
0.21%, 01/06/10	59,000	59,000
Sumitomo Mitsui Banking Corp.
0.23%, 02/22/10	8,000	8,000
Sumitomo Trust & Banking Co.
0.40%, 05/04/10	43,000	43,001
0.62%, 06/15/10	18,000	18,000
0.63%, 06/16/10	37,000	37,000
Svenska Handelsbanken AB
0.17%, 01/21/10	5,000	5,000
0.17%, 01/22/10	100,000	100,000
0.40%, 01/29/10	51,000	51,001
Toronto Dominion Bank
0.68%, 08/16/10	108,000	108,000
0.50%, 10/06/10	100,000	100,000
UBS AG
0.27%, 03/02/10	50,000	50,000
1.28%, 10/25/10	37,000	37,000
UniCredit S.p.A.
0.33%, 01/08/10	79,000	79,000
Union Bank, N.A.
0.20%, 01/21/10	49,000	49,000
0.22%, 03/03/10	30,000	30,000

		6,190,997

Fixed-Rate Coupon Notes 3.9%
Fannie Mae
0.50%, 06/15/10	18,000	18,535
Federal Home Loan Bank
0.09%, 02/17/10	15,000	15,018
0.13%, 03/02/10	35,000	35,051
0.13%, 03/09/10	25,000	25,043
0.55%, 06/01/10	155,000	154,964
0.56%, 06/04/10	90,000	89,993
0.52%, 06/25/10	47,450	47,458
0.55%, 07/16/10	54,155	55,009
0.57%, 07/22/10	52,000	51,993
0.58%, 08/05/10	150,000	149,967
0.51%, 10/25/10	145,000	144,969

		788,000

Fixed-Rate Discount Notes 6.6%
Fannie Mae
0.06%, 01/05/10	15,000	15,000
0.07%, 02/01/10	105,000	104,994
0.07%, 02/04/10	10,000	9,999

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.12%, 03/01/10	150,000	149,972
0.12%, 03/17/10	40,000	39,990
0.11%, 03/31/10	42,900	42,888
0.51%, 07/12/10	36,000	35,902
Federal Home Loan Bank
0.06%, 01/13/10	45,000	44,999
0.06%, 01/20/10	3,400	3,400
0.07%, 01/20/10	155,000	154,994
0.05%, 01/22/10	55,000	54,999
0.06%, 01/27/10	84,400	84,396
0.05%, 01/29/10	50,000	49,998
0.06%, 01/29/10	50,000	49,998
0.50%, 02/01/10	195,000	194,916
0.06%, 02/12/10	4,000	4,000
0.12%, 03/19/10	16,000	15,996
Freddie Mac
0.07%, 02/19/10	70,000	69,993
0.50%, 07/06/10	50,000	49,871
0.53%, 07/12/10	135,000	134,622

		1,310,927

Promissory Note 0.5%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (d)	16,000	16,000
0.95%, 11/04/10 (d)	75,000	75,000

		91,000

Time Deposits 5.4%
Bank of Ireland
0.25%, 01/04/10	85,000	85,000
Citibank, N.A.
0.09%, 01/04/10	120,000	120,000
JPMorgan Chase Bank, N.A.
0.05%, 01/04/10	35,000	35,000
0.06%, 01/04/10	500,000	500,000
Royal Bank of Canada
0.02%, 01/04/10	345,000	345,000

		1,085,000

Total Fixed-Rate Obligations (Cost $15,779,872)		15,779,872

Variable-Rate Obligations 12.5% of net assets

Abbey National Treasury Services PLC
0.23%, 01/13/10 (a)	95,000	95,007
Australia & New Zealand Banking Group Ltd.
0.24%, 01/04/10	25,000	25,000
Banco Bilbao Vizcaya Argentaria S.A.
0.32%, 01/11/10	40,000	40,000
Bank of America, N.A.
0.66%, 01/22/10	147,000	147,000
Bank of America, N.A., (FDIC Insured)
0.23%, 02/05/10 (a)(e)	111,000	111,000
Bank of Nova Scotia
0.23%, 01/04/10	141,000	141,000
Barclays Bank PLC
0.61%, 01/13/10	100,000	100,000
Breckenridge Terrace, L.L.C.
0.65%, 01/07/10 (a)	1,000	1,000
Citigroup Funding, Inc.
1.33%, 02/08/10 (a)	25,000	25,048
Commonwealth Bank of Australia
0.28%, 01/11/10 (c)	26,000	26,000
Eagle County, Co.
0.65%, 01/07/10 (a)	2,000	2,000
Fannie Mae
0.17%, 01/13/10	470,000	469,904
0.23%, 02/05/10	120,000	119,974
Federal Home Loan Bank
0.00%, 01/05/10	200,000	200,000
Freddie Mac
0.08%, 01/11/10	100,000	100,000
JPMorgan Chase Bank, N.A.
0.23%, 01/21/10	47,000	47,000
Rabobank Nederland
0.23%, 01/05/10	70,000	70,000
0.40%, 01/14/10	33,000	33,000
0.38%, 01/25/10	285,000	285,000
0.35%, 03/29/10	70,000	70,000
Royal Bank of Canada
0.23%, 01/04/10	50,000	50,000
Societe Generale
0.28%, 01/20/10	130,000	130,000
0.28%, 01/25/10	60,000	60,000
Tenderfoot Seasonal Housing, L.L.C.
0.65%, 01/07/10 (a)	2,885	2,885
Wells Fargo & Co.
0.49%, 02/22/10	50,000	50,045
Westpac Banking Corp.
0.28%, 01/28/10 (c)	100,000	100,000

Total Variable-Rate Obligations (Cost $2,500,863)		2,500,863

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 8.2% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(f)	2,739	2,739

Repurchase Agreements 8.2%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $412,000
0.01%, issued 12/31/09, due 01/04/10	400,000	400,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,000
0.10%, issued 12/08/09, due 01/07/10	100,008	100,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $78,000
0.10%, issued 12/09/09, due 01/07/10	75,006	75,000

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $208,000
0.10%, issued 12/14/09, due 01/07/10	100,007	100,000
0.10%, issued 12/18/09, due 01/07/10	100,006	100,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $4,851
0.01%, issued 12/31/09, due 01/04/10	4,754	4,754
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $139,360
0.10%, issued 12/07/09, due 01/07/10	135,012	135,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,520
0.10%, issued 12/17/09, due 01/07/10	100,006	100,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of 104,520
0.10%, issued 12/17/09, due 01/07/10	100,006	100,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $441,001
0.01%, issued 12/31/09, due 01/04/10	420,000	420,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $92,829
0.02%, issued 12/31/09, due 01/04/10	90,000	90,000

		1,624,754

Total Other Investments (Cost $1,627,493)		1,627,493

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $19,908,228.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,510,694 or 22.6% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $93,739 or 0.5% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

12 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$19,908,228
Receivables:
Interest		11,360
Prepaid expenses	+	314

Total assets		19,919,902

Liabilities
Payables:
Investment adviser and administrator fees		392
Shareholder services fees to affiliate		114
Accrued expenses	+	792

Total liabilities		1,298

Net Assets
Total assets		19,919,902
Total liabilities	−	1,298

Net assets		$19,918,604
Net Assets by Source
Capital received from investors		19,946,802
Net realized capital losses		(28,198)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$5,786,188		5,794,478		$1.00
Premier Sweep Shares	$14,132,416		14,150,914		$1.00

See financial notes 13

 Schwab Advisor Cash Reserves

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$145,268

Net Realized Gains and Losses
Net realized losses on investments		(28,198)

Expenses
Investment adviser and administrator fees		66,752
Transfer agent and shareholder service fees:
Sweep Shares		26,022
Premier Sweep Shares		60,606
Temporary Guarantee Program expense (Note 4)		5,895
Registration fees		2,225
Custodian fees		860
Shareholder reports		725
Portfolio accounting fees		484
Professional fees		131
Trustees’ fees		85
Other expenses	+	734

Total expenses		164,519
Expense reduction by adviser and Schwab	−	54,407

Net expenses		110,112

Increase (Decrease) in Net Assets from Operations
Total investment income		145,268
Net expenses	−	110,112

Net investment income		35,156
Net realized losses	+	(28,198)

Increase in net assets from operations		$6,958

14 See financial notes

 Schwab Advisor Cash Reserves

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$35,156	$536,267
Net realized gains (losses)	+	(28,198)	1,399

Increase in net assets from operations		6,958	537,666

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		9,225	158,219
Premier Sweep Shares	+	25,931	378,048

Total distributions from net investment income		35,156	536,267

Transactions in Fund Shares*
Shares Sold
Sweep Shares		20,258,225	30,481,173
Premier Sweep Shares	+	62,255,382	90,682,111

Total shares sold		82,513,607	121,163,284

Shares Reinvested
Sweep Shares		9,094	154,952
Premier Sweep Shares	+	25,548	368,025

Total shares reinvested		34,642	522,977

Shares Redeemed
Sweep Shares		(21,758,189)	(29,767,182)
Premier Sweep Shares	+	(64,373,996)	(89,828,735)

Total shares redeemed		(86,132,185)	(119,595,917)

Net transactions in fund shares		(3,583,936)	2,090,344

Net Assets
Beginning of period		23,530,738	21,438,995
Total increase or decrease	+	(3,612,134)	2,091,743

End of period		$19,918,604	$23,530,738

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 15

 Schwab Advisor Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Advisor Cash Reserves
 Schwab Cash Reserves
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most

16

 Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to the fund within the trust generally are allocated among the fund in proportion to their average daily net assets.

 17

 Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

For fund offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund. The fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect the fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

18

 Schwab Advisor Cash Reserves

Financial Notes (continued)

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The Program expired on September 18, 2009. The Schwab Advisor Cash Reserves, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The fund paid $2,074 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $6,222 to participate in the Program Extensions, which covered the period December 18, 2008 through September 18, 2009. The cost of participating in the Program and the Program Extensions was borne by each participating fund and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. Pursuant to the Plan, the fund pays Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to fund’s shareholders holding shares of the fund through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee of 0.40% payable monthly based on the average daily net assets.

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.20%	0.20%
Premier Sweep Shares	0.20%	0.20%

Contractual Expense Limitation

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit total annual fund operating expenses, excluding interest, taxes, costs of participating in the U.S. Treasury Temporary Guarantee Program and certain non-routine expenses, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees, as follows:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

In addition, effective January 1, 2009 through December 31, 2010, CSIM and Schwab agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s net assets.

 19

 Schwab Advisor Cash Reserves

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of December 31, 2009, the balance of recoupable expenses is as follows:

Schwab
Expiration Date	Advisor Cash Reserves

December 31, 2012	$21,028

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2009 the fund’s aggregate security transactions with other Schwab Funds were $226,949.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but the trust did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowings from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company, for the committed line of credit.

There was no borrowing from the lines of credit for the fund during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the fund had no undistributable earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the fund had capital loss carry forwards of $28,198 available to offset net capital gains before the expiration date of December 31, 2017.

20

 Schwab Advisor Cash Reserves

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2009, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions paid during the current and prior periods were:

	Current period distributions	Prior period distributions

Ordinary income	$35,156	$536,267

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, no such reclassifications were required.

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Advisor Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the portfolios constituting Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

22

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	167,980,932,203.89	9,759,702,512.60	94.51%
Walter W. Bettinger, II	169,473,571,327.92	8,267,063,388.57	95.35%
Mariann Byerwalter	169,937,016,287.95	7,803,618,428.54	95.61%
John F. Cogan	170,662,820,803.72	7,077,813,912.77	96.02%
William A. Hasler	169,192,884,471.18	8,547,750,245.31	95.19%
Gerald B. Smith	170,117,528,534.11	7,623,106,182.38	95.71%
Donald R. Stephens	170,431,060,392.66	7,309,574,323.83	95.89%
Joseph H. Wender	169,811,426,468.85	7,929,208,247.64	95.54%
Michael W. Wilsey	169,819,526,309.55	7,921,108,406.94	95.54%

 23

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals) ; Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1–Director, Mission West Properties Board 2–Director, TOUSA Board 3–Director, Harris-Stratex Networks Board 4–Director, Globalstar, Inc. Board 5–Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1–Lead Independent Director, Board of Cooper Industries Board 2–Director and Chairman of the Audit Committee of Oneok Partners LP Board 3–Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1–Director and Chairman of the Audit Committee, Isis Pharmaceuticals

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 25

 Officers of the Trust

Name, Year of Birth, and Position(s)	Principal Occupations
with the trust; (Terms of office, and	During the Past Five
length of Time Served3)	Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (Effective Maturity Date). For those securities with a maturity-shortening provision, including variable-rate demand securities, the maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1—0.25%] = 6.0%).

 27

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity or the Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control)

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

 29

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31382-05

Annual report dated December 31, 2009 enclosed.

Schwab Cash Reservestm

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Schwab Cash Reservestm

Annual Report
December 31, 2009

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, investment conditions for money market funds industry-wide improved markedly from 2008, but continued to be challenging as interest rates declined to and then remained at historically low levels. Compared to a year earlier, concern surrounding the ability of money funds to meet safety and liquidity requirements in the wake of the credit crisis receded as the introduction of government programs, the proposal of new money fund regulations by the U.S. Securities and Exchange Commission (SEC), and a general recovery in the markets helped to bolster investor confidence.

Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the reporting period. The funds also maintained a positive net yield. However, the low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities, translated into low yields on securities in which Schwab’s money funds invest.

Recognizing the important role that money market funds play in investors’ portfolios, Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser Charles Schwab Investment Management, Inc. (CSIM) voluntarily waived certain fees or expenses to maintain a positive net yield for certain Schwab money funds. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

As you may have noticed in your recent money fund shareholder reports, we have added several new charts and tables related to portfolio composition in an effort to provide greater transparency to investors. Additional information specific to Schwab’s money funds, such as a list of frequently asked questions and recent holdings for select money funds, can be found at www.schwab.com/moneyfunds and on www.schwabinstitutional.com.

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000.

Sincerely,

Schwab Cash Reserves 1

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Cash Reserves

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Cash Reserves 3

Schwab Cash Reserves™

The Schwab Cash Reserves fund provided safety and liquidity to shareholders throughout the reporting period. The fund’s low yield was a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities in which the fund invests. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

Market liquidity and credit conditions in the money market sector continued to improve during the reporting period. In the second half of the year, the investment adviser sought to increase the yield of the fund by reducing the fund’s position in low yielding government agency securities and expanding the investment in higher yielding credit sensitive securities. Additionally, as we moved back into the credit sector, the fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—was extended in an effort to capture and bolster yield as the LIBOR curve remained historically steep. The fund’s WAM ranged between 46 and 74 days (from 12/31/08-12/31/09). Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 12/31/09:
 Portfolio Composition by Maturity1

% of Investments

1-15 Days	31.9%
16-30 Days	12.8%
31-60 Days	20.6%
61-90 Days	12.9%
91-120 Days	6.4%
More than 120 Days	15.4%

 Statistics

Weighted Average Maturity[2]	61 days
Credit Quality of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	14.3%
Repurchase Agreements	6.4%
Commercial Paper (CP)
Asset Backed CP5	19.0%
Bank/Financial CP	8.6%
Sovereign CP	0.8%
Certificates of Deposit	36.5%
Bank Notes (BN)
TLGP BN6	0.3%
Other BN	3.0%
Corporate Notes (CN)	5.5%
Time Deposits	5.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes paper issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[6]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Cash Reservestm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reserves
Sweep Shares

Ticker Symbol	SWSXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.07%

Seven-Day Yield—Without Contractual Expense Limitation[3]	0.00%

Seven-Day Effective Yield[2]	0.07%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.38% to the seven-day yield.

Schwab Cash Reservestm 5

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab Cash Reservestm
Actual Return	0.33%	$1,000	$1,000.30	$1.66
Hypothetical 5% Return	0.33%	$1,000	$1,023.54	$1.68

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reservestm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.04	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.05	0.04	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.04)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.16		2.36	4.77	4.50	2.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.47	[2]	0.66 [3]	0.68	0.69	0.69
Gross operating expenses	0.74		0.73	0.74	0.82	0.92
Net investment income (loss)	0.16		2.33	4.66	4.59	2.90
Net assets, end of period ($ x 1,000,000)	31,720		29,253	26,162	16,738	822

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Cash Reserves

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

81.2%	Fixed-Rate Obligations	25,776,734	25,776,734
12.3%	Variable-Rate Obligations	3,896,725	3,896,725
6.4%	Other Investments	2,027,528	2,027,528

99.9%	Total Investments	31,700,987	31,700,987
0.1%	Other Assets and Liabilities, Net		19,353

100.0%	Net Assets		31,720,340

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 81.2% of net assets

Commercial Paper & Other Corporate Obligations 28.4%
Alpine Securitization Corp.
0.20%, 01/06/10 (a)(b)(c)	87,000	86,998
0.17%, 01/07/10 (a)(b)(c)	14,000	14,000
0.17%, 01/11/10 (a)(b)(c)	13,000	12,999
0.17%, 01/20/10 (a)(b)(c)	67,200	67,194
0.18%, 01/21/10 (a)(b)(c)	89,000	88,991
Amsterdam Funding Corp.
0.30%, 02/01/10 (a)(b)(c)	90,000	89,977
0.27%, 02/12/10 (a)(b)(c)	21,500	21,493
0.30%, 02/12/10 (a)(b)(c)	9,000	8,997
Atlantic Asset Securitization, L.L.C.
0.25%, 01/04/10 (a)(b)(c)	20,000	20,000
0.25%, 01/07/10 (a)(b)(c)	100,000	99,996
0.18%, 01/08/10 (a)(b)(c)	5,000	5,000
0.18%, 01/15/10 (a)(b)(c)	59,000	58,996
Atlantis One Funding Corp.
0.45%, 01/28/10 (a)(b)(c)	34,000	33,989
0.23%, 02/10/10 (a)(b)(c)	108,000	107,972
0.20%, 03/02/10 (a)(b)(c)	11,000	10,996
0.30%, 06/09/10 (a)(b)(c)	100,000	99,868
Australia & New Zealand Banking Group
0.40%, 02/08/10	78,000	77,967
0.38%, 02/18/10	6,000	5,997
Bank of America Corp.
0.18%, 01/04/10	100,000	99,998
0.18%, 01/07/10	100,000	99,997
0.23%, 02/08/10	82,000	81,980
CAFCO, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	213,000	212,794
Cancara Asset Securitization, L.L.C.
0.25%, 01/12/10 (a)(b)(c)	17,000	16,999
0.25%, 01/13/10 (a)(b)(c)	50,000	49,996
0.30%, 01/15/10 (a)(b)(c)	17,000	16,998
0.35%, 05/19/10 (a)(b)(c)	4,000	3,995
CBA (Delaware) Finance, Inc.
0.20%, 03/16/10 (a)	6,000	5,998
Chariot Funding, L.L.C.
0.17%, 01/07/10 (a)(b)(c)	15,000	15,000
0.17%, 01/12/10 (a)(b)(c)	35,000	34,998
0.17%, 01/14/10 (a)(b)(c)	20,000	19,999
0.17%, 01/15/10 (a)(b)(c)	98,877	98,870
0.15%, 01/27/10 (a)(b)(c)	29,008	29,005
Ciesco, L.L.C.
0.28%, 02/02/10 (a)(b)(c)	7,000	6,998
0.26%, 04/05/10 (a)(b)(c)	55,000	54,963
0.36%, 04/07/10 (a)(b)(c)	100,000	99,904
0.42%, 04/08/10 (a)(b)(c)	9,000	8,990
Citigroup Funding, Inc.
0.30%, 01/05/10 (a)	75,000	74,998
0.64%, 05/04/10 (a)	191,000	190,582
0.44%, 06/10/10 (a)	103,000	102,799
CRC Funding, L.L.C.
0.20%, 02/10/10 (a)(b)(c)	76,000	75,983
0.36%, 04/12/10 (a)(b)(c)	193,000	192,805
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.22%, 01/07/10 (b)(c)	55,000	54,998
0.28%, 01/11/10 (b)(c)	2,000	2,000
0.29%, 01/12/10 (b)(c)	78,000	77,993
0.25%, 03/01/10 (a)(c)	17,000	16,993
0.25%, 03/04/10 (b)(c)	142,000	141,939
0.25%, 03/05/10 (b)(c)	114,000	113,950
0.25%, 03/08/10 (b)(c)	19,000	18,991
0.25%, 03/10/10 (b)(c)	14,000	13,993
Danske Corp. (Danish Government Guarantee)
0.56%, 01/06/10 (a)(c)	68,000	67,995
0.52%, 01/15/10 (a)(c)	9,000	8,998
0.15%, 02/01/10 (a)(c)	230,000	229,970
0.18%, 02/10/10 (a)(c)	10,000	9,998
DnB NOR Bank ASA
0.21%, 01/29/10	24,000	23,996
Enterprise Funding Co., L.L.C.
0.18%, 01/20/10 (a)(b)(c)	90,020	90,011
0.20%, 01/25/10 (a)(b)(c)	66,000	65,991
0.22%, 03/05/10 (a)(b)(c)	100,000	99,962
Falcon Asset Securitization Corp.
0.17%, 01/05/10 (a)(b)(c)	14,000	14,000
0.17%, 01/06/10 (a)(b)(c)	14,000	14,000
0.19%, 01/07/10 (a)(b)(c)	18,000	17,999
0.16%, 01/27/10 (a)(b)(c)	27,000	26,997
Gemini Securitization Corp., L.L.C.
0.21%, 01/19/10 (a)(b)(c)	38,000	37,996
Grampian Funding, L.L.C.
0.33%, 01/25/10 (a)(b)(c)	150,000	149,967
0.34%, 02/04/10 (a)(b)(c)	20,000	19,994
0.31%, 03/01/10 (a)(b)(c)	3,000	2,998
0.32%, 03/18/10 (a)(b)(c)	139,000	138,906
JPMorgan Chase & Co.
0.19%, 01/11/10	220,000	219,988

8 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Jupiter Securitization Corp.
0.17%, 01/21/10 (a)(b)(c)	36,000	35,997
Kitty Hawk Funding Corp.
0.17%, 01/20/10 (a)(b)(c)	40,000	39,996
0.25%, 02/08/10 (a)(b)(c)	23,000	22,994
Lloyds TSB Bank PLC
0.10%, 01/11/10	79,000	78,998
Manhattan Asset Funding Capital Co., L.L.C.
0.24%, 01/06/10 (a)(b)(c)	49,789	49,787
0.28%, 01/07/10 (a)(b)(c)	12,000	11,999
0.26%, 01/14/10 (a)(b)(c)	35,000	34,997
0.24%, 03/10/10 (a)(b)(c)	10,000	9,995
Market Street Funding Corp.
0.25%, 01/06/10 (a)(b)(c)	17,000	16,999
0.25%, 01/12/10 (a)(b)(c)	32,000	31,998
0.25%, 01/14/10 (a)(b)(c)	100,000	99,991
0.20%, 03/11/10 (a)(b)(c)	9,000	8,997
Nationwide Building Society
0.58%, 01/06/10	35,000	34,997
0.50%, 01/15/10	25,000	24,995
0.50%, 03/12/10	63,000	62,939
0.52%, 05/13/10	33,000	32,937
Nordea North America, Inc.
0.18%, 01/07/10 (a)	60,000	59,998
0.19%, 02/02/10 (a)	36,700	36,694
0.18%, 02/03/10 (a)	100,000	99,983
0.38%, 02/03/10 (a)	159,000	158,945
Old Line Funding, L.L.C.
0.24%, 01/07/10 (a)(b)(c)	40,000	39,998
0.17%, 01/12/10 (a)(b)(c)	46,162	46,160
0.17%, 01/13/10 (a)(b)(c)	28,000	27,998
0.60%, 01/21/10 (a)(b)(c)	50,000	49,983
0.31%, 02/02/10 (a)(b)(c)	100,000	99,972
0.50%, 02/10/10 (a)(b)(c)	30,000	29,983
0.18%, 02/11/10 (a)(b)(c)	36,860	36,852
0.50%, 02/11/10 (a)(b)(c)	50,000	49,972
Ranger Funding Co., L.L.C.
0.20%, 01/25/10 (a)(b)(c)	24,000	23,997
0.21%, 01/25/10 (a)(b)(c)	27,903	27,899
0.25%, 02/02/10 (a)(b)(c)	129,000	128,971
0.24%, 03/22/10 (a)(b)(c)	50,000	49,973
Santander Central Hispano Finance (Delaware), Inc.
0.65%, 06/03/10 (a)	50,000	49,862
0.41%, 08/13/10 (a)	150,000	149,617
0.41%, 09/03/10 (a)	113,000	112,685
Sheffield Receivables Corp.
0.20%, 01/07/10 (a)(b)(c)	15,000	15,000
Societe de Prise de Participation de I’Etat (French Government Guarantee)
0.17%, 02/25/10 (a)(c)	253,000	252,934
Societe Generale North America, Inc.
0.02%, 01/04/10 (a)	30,000	30,000
0.21%, 01/13/10 (a)	30,000	29,998
Solitaire Funding, L.L.C.
0.38%, 01/04/10 (a)(b)(c)	7,000	7,000
0.25%, 01/12/10 (a)(b)(c)	15,000	14,999
0.22%, 01/15/10 (a)(b)(c)	101,000	100,991
0.25%, 01/19/10 (a)(b)(c)	30,000	29,996
0.31%, 01/20/10 (a)(b)(c)	35,000	34,994
0.25%, 01/22/10 (a)(b)(c)	59,000	58,991
0.32%, 01/27/10 (a)(b)(c)	44,000	43,990
0.30%, 02/02/10 (a)(b)(c)	108,000	107,971
0.30%, 02/16/10 (a)(b)(c)	5,000	4,998
0.33%, 03/03/10 (a)(b)(c)	4,000	3,998
Starbird Funding Corp.
0.17%, 01/04/10 (a)(b)(c)	8,000	8,000
Straight A Funding, L.L.C.
0.17%, 01/04/10 (a)(b)(c)(g)	118,056	118,055
0.18%, 01/04/10 (a)(b)(c)(g)	95,000	94,999
0.18%, 01/07/10 (a)(b)(c)(g)	23,366	23,365
0.21%, 01/07/10 (a)(b)(c)(g)	32,000	31,999
0.17%, 01/08/10 (a)(b)(c)(g)	17,000	16,999
0.18%, 01/13/10 (a)(b)(c)(g)	25,000	24,999
0.18%, 01/15/10 (a)(b)(c)(g)	28,000	27,998
0.20%, 02/03/10 (a)(b)(c)(g)	15,000	14,997
0.20%, 02/10/10 (a)(b)(c)(g)	19,000	18,996
0.17%, 02/16/10 (a)(b)(c)(g)	74,000	73,984
0.18%, 02/16/10 (a)(b)(c)(g)	107,000	106,975
0.18%, 02/19/10 (a)(b)(c)(g)	36,000	35,991
0.18%, 03/03/10 (a)(b)(c)(g)	140,000	139,957
0.18%, 03/05/10 (a)(b)(c)(g)	176,886	176,831
0.18%, 03/08/10 (a)(b)(c)(g)	29,000	28,990
0.16%, 03/10/10 (a)(b)(c)(g)	19,000	18,994
0.18%, 03/10/10 (a)(b)(c)(g)	94,000	93,969
0.18%, 03/11/10 (a)(b)(c)(g)	30,000	29,990
0.18%, 03/12/10 (a)(b)(c)(g)	50,000	49,983
Sumitomo Mitsui Banking Corp.
0.22%, 03/03/10 (c)	56,000	55,979
Swedbank AB (Swedish Government Guarantee)
0.86%, 06/01/10 (a)(c)	103,000	102,628
Thames Asset Global Securitization No. 1, Inc.
0.22%, 02/16/10 (a)(b)(c)	9,000	8,997
0.23%, 03/12/10 (a)(b)(c)	44,000	43,980
Thunder Bay Funding, L.L.C.
0.17%, 01/08/10 (a)(b)(c)	28,000	27,999
0.19%, 01/08/10 (a)(b)(c)	12,000	12,000
0.25%, 01/08/10 (a)(b)(c)	35,000	34,998
0.17%, 01/11/10 (a)(b)(c)	24,953	24,952
0.19%, 01/11/10 (a)(b)(c)	50,000	49,997
0.20%, 01/12/10 (a)(b)(c)	10,000	9,999
0.19%, 02/08/10 (a)(b)(c)	16,000	15,997
0.18%, 02/12/10 (a)(b)(c)	34,000	33,993
0.19%, 02/16/10 (a)(b)(c)	35,000	34,992
Ticonderoga Funding, L.L.C.
0.32%, 01/06/10 (a)(b)(c)	10,000	10,000
0.26%, 01/11/10 (a)(b)(c)	11,000	10,999
0.18%, 01/20/10 (a)(b)(c)	35,000	34,997
0.17%, 01/28/10 (a)(b)(c)	10,000	9,999
Tulip Funding Corp.
0.10%, 01/07/10 (a)(b)(c)	17,456	17,456
UniCredit Bank Ireland PLC
0.41%, 03/24/10 (a)(c)	94,000	93,912
UniCredit Delaware, Inc.
0.41%, 04/23/10 (a)(c)	93,000	92,881
Variable Funding Capital Corp.
0.18%, 01/19/10 (a)(b)(c)	100,000	99,991
0.16%, 01/21/10 (a)(b)(c)	34,000	33,997
Westpac Banking Corp.
0.40%, 01/27/10 (c)	18,000	17,995
0.38%, 02/22/10 (c)	49,000	48,973
Westpac Securities NZ Ltd.
0.22%, 03/02/10 (a)(c)	63,000	62,977
Windmill Funding Corp.
0.28%, 01/05/10 (a)(b)(c)	50,000	49,998

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Yorktown Capital, L.L.C.
0.17%, 01/21/10 (a)(b)(c)	34,000	33,997
0.45%, 01/22/10 (a)(b)(c)	11,000	10,997

		9,022,471

Bank Notes 3.0%
Bank of America, N.A.
0.42%, 03/22/10	295,000	295,000
0.35%, 04/23/10	153,000	153,000
0.33%, 06/04/10	115,000	115,000
0.31%, 06/14/10	97,000	97,000
Chase Bank (USA), N.A.
0.17%, 01/06/10	40,000	40,000
0.16%, 01/08/10	263,000	263,000

		963,000

Certificates of Deposit 31.9%
Abbey National Treasury Services PLC
0.20%, 03/10/10 (a)	35,000	35,000
Australia & New Zealand Banking Group Ltd.
0.19%, 01/08/10	49,000	49,000
Banco Bilbao Vizcaya Argentaria S.A.
0.29%, 02/26/10	66,000	66,000
0.28%, 03/04/10	139,000	139,000
0.27%, 04/12/10	139,000	138,994
Bank of America, N.A.
0.63%, 02/08/10	81,000	81,000
0.63%, 02/09/10	15,000	15,000
0.62%, 02/18/10	216,000	216,000
0.49%, 03/04/10	171,000	171,000
Bank of Ireland
0.35%, 01/06/10	124,000	124,000
Bank of Nova Scotia
0.17%, 01/20/10	134,000	134,000
0.25%, 02/12/10	16,000	16,000
0.19%, 03/09/10	35,000	35,000
0.33%, 03/17/10	150,000	150,000
0.18%, 03/29/10	17,000	17,000
0.30%, 04/19/10	15,000	15,000
Bank of the West
0.40%, 06/07/10	6,000	6,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.77%, 01/05/10	195,000	195,000
0.67%, 01/11/10	67,000	67,000
0.53%, 02/08/10	13,000	13,000
0.85%, 05/11/10	28,000	28,000
0.82%, 05/12/10	58,000	58,000
0.78%, 05/18/10	55,000	55,000
0.53%, 09/07/10	14,000	14,000
0.55%, 09/08/10	1,000	1,000
0.80%, 10/22/10	39,000	39,000
Barclays Bank PLC
0.68%, 02/11/10	15,000	15,000
0.67%, 02/16/10	28,000	28,000
0.61%, 10/04/10	87,000	87,000
1.25%, 10/21/10	59,000	59,000
0.87%, 12/10/10	50,000	50,000
BNP Paribas
0.46%, 01/14/10	238,000	238,000
0.45%, 01/15/10	189,000	189,000
0.22%, 01/21/10	13,000	13,000
0.46%, 01/22/10	72,000	72,000
0.42%, 01/28/10	6,000	6,000
0.42%, 02/01/10	19,000	19,000
0.21%, 02/04/10	64,000	64,000
0.40%, 02/17/10	8,000	8,000
0.39%, 02/18/10	305,000	305,000
0.38%, 02/19/10	15,000	15,000
0.36%, 03/04/10	125,000	125,000
0.36%, 03/08/10	107,000	107,000
0.20%, 03/30/10	81,000	81,000
0.31%, 04/06/10	15,000	15,000
0.31%, 04/07/10	80,000	80,000
0.32%, 04/15/10	12,000	12,000
Citibank, N.A.
0.24%, 01/22/10	50,000	50,000
0.23%, 01/25/10	172,000	172,000
0.20%, 01/29/10	9,000	9,000
0.22%, 02/17/10	524,000	524,000
0.22%, 02/19/10	117,000	117,000
0.48%, 03/02/10	7,000	7,000
0.46%, 03/03/10	14,000	14,000
Commonwealth Bank of Australia
0.48%, 01/06/10	75,000	75,000
0.38%, 02/05/10	166,000	166,000
Credit Agricole S.A.
0.30%, 04/08/10	145,000	145,000
0.30%, 04/14/10	9,000	9,000
0.42%, 09/08/10	105,000	105,000
0.41%, 09/15/10	101,000	101,000
Credit Suisse
0.65%, 10/25/10	50,000	50,000
Deutsche Bank AG
0.17%, 01/28/10	131,000	131,000
0.20%, 02/03/10	115,000	115,000
0.20%, 02/04/10	132,000	132,000
DnB NOR Bank ASA
0.30%, 01/14/10	50,000	50,000
0.18%, 01/20/10	55,000	55,000
0.30%, 06/30/10	186,000	186,000
HSBC Bank PLC
0.33%, 03/16/10	14,000	14,000
0.30%, 04/08/10	8,000	8,000
ING Bank N.V.
0.35%, 04/01/10	98,000	98,000
0.29%, 04/07/10	58,000	58,000
Intesa Sanpaolo
0.17%, 01/08/10	49,000	49,000
0.21%, 01/19/10	131,000	131,000
0.20%, 01/21/10	70,000	70,000
0.20%, 01/26/10	10,000	10,000
0.16%, 01/28/10	76,000	76,000
0.33%, 03/23/10	60,000	60,000
0.32%, 04/09/10	75,000	75,000
0.30%, 04/13/10	67,000	67,000
Lloyds TSB Bank PLC
0.69%, 03/01/10	309,000	309,000
0.64%, 03/09/10	35,000	35,000
0.64%, 03/10/10	35,000	35,000
0.66%, 03/24/10	56,000	56,000
1.20%, 11/02/10	88,000	88,000

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Mizuho Corporate Bank Ltd.
0.25%, 01/11/10	14,000	14,000
0.24%, 02/12/10	98,000	98,000
0.22%, 03/09/10	125,000	125,000
0.30%, 05/24/10	80,000	80,000
National Australia Bank Ltd.
0.48%, 01/04/10	90,000	90,000
0.52%, 01/07/10	108,000	108,000
0.40%, 02/16/10	59,000	59,000
0.20%, 03/11/10	22,000	22,000
0.34%, 04/21/10	12,000	12,000
Nordea Bank Finland PLC
0.20%, 02/04/10	47,000	47,000
Rabobank Nederland
1.11%, 05/03/10	83,000	83,000
1.04%, 06/11/10	80,000	80,000
1.00%, 06/14/10	60,000	60,000
0.55%, 09/08/10	36,000	36,000
0.55%, 09/13/10	192,000	192,000
0.52%, 09/14/10	62,000	62,000
0.56%, 10/01/10	8,000	8,000
Royal Bank of Canada
0.30%, 03/22/10	100,000	100,000
Royal Bank of Scotland PLC
0.93%, 03/08/10	305,000	305,000
0.70%, 04/20/10	29,000	29,000
0.62%, 05/10/10	78,000	78,000
0.94%, 08/27/10	48,000	48,000
1.37%, 10/21/10	88,000	88,000
Societe Generale
0.37%, 01/05/10	50,000	50,000
0.26%, 04/01/10	70,000	70,000
0.51%, 06/16/10	99,000	99,000
State Street Bank & Trust Co., N.A.
0.21%, 01/14/10	92,000	92,000
Sumitomo Mitsui Banking Corp.
0.23%, 02/22/10	131,000	131,000
Sumitomo Trust & Banking Co.
0.40%, 05/04/10	50,000	50,001
0.62%, 06/15/10	61,000	61,001
0.52%, 08/10/10	46,000	46,002
Svenska Handelsbanken AB
0.17%, 01/21/10	10,000	10,000
Toronto Dominion Bank
0.50%, 06/15/10	52,000	52,000
0.68%, 08/16/10	139,000	139,000
0.50%, 10/06/10	145,000	145,000
UBS AG
0.27%, 03/02/10	189,000	189,000
1.28%, 10/25/10	59,000	59,000
UniCredit S.p.A.
0.33%, 01/08/10	125,000	125,000
Union Bank, N.A.
0.20%, 01/21/10	8,000	8,000
0.22%, 03/03/10	44,000	44,000

		10,111,998

Fixed-Rate Coupon Notes 4.7%
Fannie Mae
0.08%, 01/15/10	47,000	47,127
Federal Home Loan Bank
0.13%, 03/02/10	54,000	54,078
0.13%, 03/09/10	35,000	35,060
0.49%, 04/13/10	115,000	115,129
0.55%, 06/01/10	8,495	8,493
0.55%, 06/03/10	170,000	169,993
0.56%, 06/04/10	220,000	219,983
0.55%, 06/11/10	113,580	115,915
0.52%, 06/25/10	50,000	50,008
0.53%, 08/05/10	40,000	39,996
0.58%, 08/05/10	85,000	84,991
0.53%, 08/27/10	85,000	85,468
0.53%, 10/19/10	67,000	66,986
0.54%, 10/20/10	312,000	311,907
0.51%, 10/25/10	100,000	99,979

		1,505,113

Fixed-Rate Discount Notes 7.1%
Fannie Mae
0.06%, 01/11/10	20,100	20,100
0.07%, 02/01/10	75,000	74,995
0.07%, 02/04/10	268,000	267,982
0.05%, 02/05/10	7,800	7,800
0.05%, 02/09/10	40,000	39,998
0.07%, 02/16/10	7,000	6,999
0.12%, 03/01/10	100,000	99,981
0.12%, 03/17/10	60,000	59,985
Federal Home Loan Bank
0.45%, 01/06/10	21,000	20,999
0.06%, 01/13/10	95,000	94,998
0.05%, 01/21/10	156,000	155,996
0.05%, 01/22/10	59,272	59,270
0.06%, 01/22/10	75,000	74,997
0.05%, 01/27/10	167,639	167,633
0.05%, 01/29/10	50,000	49,998
0.06%, 01/29/10	405,200	405,183
0.07%, 02/01/10	31,400	31,398
0.50%, 02/01/10	95,000	94,959
0.05%, 02/05/10	32,650	32,648
0.07%, 02/05/10	5,205	5,205
0.06%, 02/19/10	211,000	210,983
0.07%, 02/19/10	71,000	70,993
0.12%, 03/19/10	35,000	34,991
0.12%, 03/24/10	30,717	30,709
Freddie Mac
0.06%, 01/19/10	63,000	62,998
0.06%, 02/02/10	14,500	14,499
0.03%, 02/16/10	11,949	11,949
0.10%, 04/01/10	16,000	15,996
0.50%, 07/06/10	35,000	34,910

		2,259,152

Promissory Note 0.5%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (d)	30,000	30,000
0.95%, 11/04/10 (d)	120,000	120,000

		150,000

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Time Deposits 5.6%
Bank of Ireland
0.25%, 01/04/10	125,000	125,000
Citibank, N.A.
0.09%, 01/04/10	185,000	185,000
JPMorgan Chase Bank, N.A.
0.05%, 01/04/10	35,000	35,000
0.06%, 01/04/10	685,000	685,000
Royal Bank of Canada
0.02%, 01/04/10	735,000	735,000

		1,765,000

Total Fixed-Rate Obligations (Cost $25,776,734)		25,776,734

Variable-Rate Obligations 12.3% of net assets

Australia & New Zealand Banking Group Ltd.
0.24%, 01/04/10	50,000	50,000
Banco Bilbao Vizcaya Argentaria S.A.
0.32%, 01/11/10	60,000	60,000
Bank of America, N.A.
0.66%, 01/22/10	174,000	174,000
Bank of America, N.A., (FDIC Insured)
0.23%, 02/05/10 (a)(e)	80,000	80,000
Bank of Nova Scotia
0.23%, 01/04/10	109,000	109,000
Barclays Bank PLC
0.63%, 01/12/10	90,000	90,000
0.61%, 01/13/10	50,000	50,000
Citigroup Funding, Inc.
1.33%, 02/08/10 (a)	68,679	68,813
Commonwealth Bank of Australia
0.28%, 01/11/10 (c)	322,000	322,000
Fannie Mae
0.17%, 01/13/10	200,000	199,929
0.23%, 02/05/10	50,000	49,989
Federal Farm Credit Bank
0.24%, 01/28/10	105,000	105,000
Federal Home Loan Bank
0.00%, 01/05/10	100,000	100,000
0.19%, 01/13/10	325,000	324,975
Freddie Mac
0.08%, 01/11/10	220,000	220,000
JPMorgan Chase & Co.
0.28%, 03/22/10	150,000	150,019
JPMorgan Chase Bank, N.A.
0.23%, 01/21/10	250,000	250,000
Procter & Gamble International
0.29%, 02/07/10 (a)	62,000	62,000
Rabobank Nederland
0.23%, 01/05/10	100,000	100,000
0.40%, 01/14/10	273,000	273,000
0.35%, 03/29/10	75,000	75,000
Royal Bank of Canada
0.23%, 01/04/10	75,000	75,000
Societe Generale
0.28%, 01/20/10	100,000	100,000
0.28%, 01/25/10	120,000	120,000
Svenska Handelsbanken AB
0.19%, 01/04/10 (c)	240,000	240,000
Tenderfoot Seasonal Housing, L.L.C.
0.65%, 01/07/10 (a)	3,000	3,000
Toronto Dominion Bank
0.23%, 01/11/10	130,000	130,000
Westpac Banking Corp.
0.23%, 01/04/10	215,000	215,000
0.28%, 01/28/10 (c)	100,000	100,000

Total Variable-Rate Obligations (Cost $3,896,725)		3,896,725

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 6.4% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(f)	2,824	2,825

Repurchase Agreements 6.4%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $824,000
0.01%, issued 12/31/09, due 01/04/10	800,001	800,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $208,000
0.10%, issued 12/14/09, due 01/07/10	200,013	200,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,000
0.10%, issued 12/17/09, due 01/07/10	100,006	100,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $25,201
0.01%, issued 12/31/09, due 01/04/10	24,703	24,703
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $234,000
0.10%, issued 12/07/09, due 01/05/10	225,018	225,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $540,750
0.01%, issued 12/31/09, due 01/04/10	515,001	515,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $163,217
0.02%, issued 12/31/09, due 01/04/10	160,000	160,000

Total Other Investments (Cost $2,027,528)		2,027,528

End of Investments.

12 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $31,700,987.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,740,348 or 24.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $152,825 or 0.5% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

See financial notes 13

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$31,700,987
Receivables:
Interest		20,679
Prepaid expenses	+	451

Total assets		31,722,117

Liabilities
Payables:
Shareholder services fees to affiliate		628
Accrued expenses	+	1,149

Total liabilities		1,777

Net Assets
Total assets		31,722,117
Total liabilities	−	1,777

Net assets		$31,720,340
Net Assets by Source
Capital received from investors		31,748,332
Net realized capital losses		(27,992)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$31,720,340		31,746,653		$1.00

14 See financial notes

 Schwab Cash Reserves

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$192,210

Net Realized Gains and Losses
Net realized losses on investments		(27,992)

Expenses
Investment adviser and administrator fees		90,104
Transfer agent and shareholder service fees		121,203
Temporary Guarantee Program expense (Note 4)		8,290
Registration fees		2,201
Custodian fees		1,032
Shareholder reports		662
Portfolio accounting fees		656
Professional fees		184
Trustees’ fees		106
Other expenses	+	979

Total expenses		225,417
Expense reduction by adviser and Schwab	−	82,156

Net expenses		143,261

Increase (Decrease) in Net Assets from Operations
Total investment income		192,210
Net expenses	−	143,261

Net investment income		48,949
Net realized losses	+	(27,992)

Increase in net assets from operations		$20,957

See financial notes 15

 Schwab Cash Reserves

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$48,949	$668,083
Net realized gains (losses)	+	(27,992)	1,796

Increase in net assets from operations		20,957	669,879

Distributions to Shareholders
Distributions from net investment income		49,019	668,083

Transactions in Fund Shares*
Shares sold		91,762,583	121,498,747
Shares reinvested		48,557	657,452
Shares redeemed	+	(89,316,228)	(119,066,570)

Net transactions in fund shares		2,494,912	3,089,629

Net Assets
Beginning of period		29,253,490	26,162,065
Total increase	+	2,466,850	3,091,425

End of period		$31,720,340	$29,253,490

Net investment income not yet distributed		$—	$70

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

 Schwab Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring

 17

 Schwab Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

18

 Schwab Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credits:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund. The fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect the fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

 19

 Schwab Cash Reserves

Financial Notes (continued)

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The Program expired on September 18, 2009. Schwab Cash Reserves, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The fund paid $2,917 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $8,750 to participate in the Program Extensions, which covered the period December 18, 2008 through September 18, 2009. The cost of participating in the Program and the Program Extensions was borne by each participating fund and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to 10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. Pursuant to the Plan, the fund pays Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to fund’s shareholders holding shares of the fund through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee of 0.40% payable monthly based on the average daily net assets.

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Contractual Expense Limitation

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit total annual fund operating expenses excluding interest, taxes, costs of participating in the U.S. Treasury Temporary Guarantee Program, and certain non-routine expenses, to 0.66% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

In addition, effective January 1, 2009 through December 31, 2010, CSIM and Schwab agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Schwab and the investment

20

 Schwab Cash Reserves

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of December 31, 2009, the balance of recoupable expenses is as follows:

Schwab
Expiration Date	Cash Reserves

December 31, 2012	$55,069

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2009, the fund’s aggregate security transactions with other Schwab Funds were $725,983.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit for the fund during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the fund had no components of distributable earnings on a tax-basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the fund had capital loss carry forwards of $27,992 available to offset net capital gains before December 31, 2017.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2009, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

 21

 Schwab Cash Reserves

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

The tax-basis components of distributions paid during the current and prior periods were:

	Current period distributions	Prior period distributions

Ordinary income	$49,019	$668,083

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, no such reclassification was required.

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the portfolios constituting Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

 23

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	167,980,932,203.89	9,759,702,512.60	94.51%
Walter W. Bettinger, II	169,473,571,327.92	8,267,063,388.57	95.35%
Mariann Byerwalter	169,937,016,287.95	7,803,618,428.54	95.61%
John F. Cogan	170,662,820,803.72	7,077,813,912.77	96.02%
William A. Hasler	169,192,884,471.18	8,547,750,245.31	95.19%
Gerald B. Smith	170,117,528,534.11	7,623,106,182.38	95.71%
Donald R. Stephens	170,431,060,392.66	7,309,574,323.83	95.89%
Joseph H. Wender	169,811,426,468.85	7,929,208,247.64	95.54%
Michael W. Wilsey	169,819,526,309.55	7,921,108,406.94	95.54%

24

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals) ; Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1–Director, Mission West Properties Board 2–Director, TOUSA Board 3–Director, Harris-Stratex Networks Board 4–Director, Globalstar, Inc. Board 5–Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1–Lead Independent Director, Board of Cooper Industries Board 2–Director and Chairman of the Audit Committee of Oneok Partners LP Board 3–Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1–Director and Chairman of the Audit Committee, Isis Pharmaceuticals

 25

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

26

 Officers of the Trust

Name, Year of Birth, and Position(s)	Principal Occupations
with the trust; (Terms of office, and	During the Past Five
length of Time Served3)	Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (Effective Maturity Date). For those securities with a maturity-shortening provision, including variable-rate demand securities, the maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1—0.25%] = 6.0%).

28

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity or the Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 29

PRIVACY NOTICE
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We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

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•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

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How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

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Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

30

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31381-05

Annual report dated December 31, 2009 enclosed.

Schwab Money Market Fundtm

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Schwab Money Market Fundtm

Annual Report
December 31, 2009

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, investment conditions for money market funds industry-wide improved markedly from 2008, but continued to be challenging as interest rates declined to and then remained at historically low levels. Compared to a year earlier, concern surrounding the ability of money funds to meet safety and liquidity requirements in the wake of the credit crisis receded as the introduction of government programs, the proposal of new money fund regulations by the U.S. Securities and Exchange Commission (SEC), and a general recovery in the markets helped to bolster investor confidence.

Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the reporting period. The funds also maintained a positive net yield. However, the low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities, translated into low yields on securities in which Schwab’s money funds invest.

Recognizing the important role that money market funds play in investors’ portfolios, Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser Charles Schwab Investment Management, Inc. (CSIM) voluntarily waived certain fees or expenses to maintain a positive net yield for certain Schwab money funds. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

As you may have noticed in your recent money fund shareholder reports, we have added several new charts and tables related to portfolio composition in an effort to provide greater transparency to investors. Additional information specific to Schwab’s money funds, such as a list of frequently asked questions and recent holdings for select money funds, can be found at www.schwab.com/moneyfunds and on www.schwabinstitutional.com.

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000.

Sincerely,

Schwab Money Market Fund 1

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Money Market Fund

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Money Market Fund 3

Schwab Money Market Fund™

The Schwab Money Market Fund provided safety and liquidity to shareholders throughout the reporting period. The fund’s low yield was a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities in which the fund invests. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

Market liquidity and credit conditions in the money market sector continued to improve during the reporting period. In the second half of the year, the investment adviser sought to increase the yield of the fund by reducing the fund’s position in low yielding government agency securities and expanding the investment in higher yielding credit sensitive securities. Additionally, as we moved back into the credit sector, the fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—was extended in an effort to capture and bolster yield as the LIBOR curve remained historically steep. The fund’s WAM ranged between 45 and 70 days (from 12/31/08-12/31/09). Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 12/31/09:
 Portfolio Composition by Maturity1

% of Investments

1-15 Days	31.3%
16-30 Days	15.8%
31-60 Days	21.7%
61-90 Days	12.9%
91-120 Days	5.7%
More than 120 Days	12.6%

 Statistics

Weighted Average Maturity[2]	59 days
Credit Quality of Holdings[3] % of portfolio	99.98% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	14.0%
Repurchase Agreements	5.9%
Commercial Paper (CP)
Asset Backed CP5	20.7%
Bank/Financial CP	8.1%
Sovereign CP	0.8%
Certificates of Deposit	39.8%
Bank Notes (BN)
TLGP BN6	0.7%
Other BN	1.0%
Corporate Notes (CN)	4.0%
Time Deposits	4.6%
Other	0.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes paper issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[6]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Money Market Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fund
Sweep Shares

Ticker Symbol	SWMXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.01%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.37% to the seven-day yield.

Schwab Money Market Fundtm 5

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab Money Market Fundtm
Actual Return	0.38%	$1,000	$1,000.10	$1.92
Hypothetical 5% Return	0.38%	$1,000	$1,023.29	$1.94

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.04	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.05	0.04	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.04)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.10		2.26	4.72	4.40	2.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53	[2]	0.71 [3]	0.72	0.74	0.74
Gross operating expenses	0.77		0.75	0.73	0.79	0.78
Net investment income (loss)	0.10		2.34	4.62	4.24	2.52
Net assets, end of period ($ x 1,000,000)	14,098		14,295	19,584	21,762	42,552

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 The ratio of net operating expenses would have been 0.70% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Money Market Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

82.7%		Fixed-Rate Obligations	11,665,072	11,665,072
12.3%		Variable-Rate Obligations	1,731,645	1,731,645
6.0%		Other Investments	843,421	843,421

101.0%		Total Investments	14,240,138	14,240,138
(1	.0)%	Other Assets and Liabilities, Net		(141,784)

100.0%		Net Assets		14,098,354

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 82.7% of net assets

Commercial Paper & Other Corporate Obligations 29.9%
Alpine Securitization Corp.
0.17%, 01/07/10 (a)(b)(c)	31,000	30,999
0.17%, 01/11/10 (a)(b)(c)	30,000	29,999
0.19%, 01/19/10 (a)(b)(c)	24,000	23,998
0.18%, 01/21/10 (a)(b)(c)	51,400	51,395
Atlantic Asset Securitization, L.L.C.
0.25%, 01/04/10 (a)(b)(c)	80,000	79,998
0.18%, 01/15/10 (a)(b)(c)	4,000	4,000
Atlantis One Funding Corp.
0.23%, 02/10/10 (a)(b)(c)	72,000	71,982
0.20%, 03/02/10 (a)(b)(c)	146,000	145,951
Australia & New Zealand Banking Group
0.38%, 02/18/10	15,000	14,992
Bank of America Corp.
0.23%, 02/08/10	58,000	57,986
0.37%, 03/18/10	60,000	59,953
CAFCO, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	21,000	20,980
Cancara Asset Securitization, L.L.C.
0.35%, 05/19/10 (a)(b)(c)	2,000	1,997
Chariot Funding, L.L.C.
0.17%, 01/07/10 (a)(b)(c)	7,000	7,000
0.17%, 01/14/10 (a)(b)(c)	143,000	142,991
Ciesco L.L.C.
0.26%, 03/01/10 (a)(b)(c)	49,500	49,479
0.29%, 03/01/10 (a)(b)(c)	29,000	28,986
Citigroup Funding, Inc.
0.30%, 01/05/10 (a)	75,000	74,997
0.64%, 05/04/10 (a)	37,000	36,919
0.44%, 06/10/10 (a)	128,000	127,750
CRC Funding, L.L.C.
0.20%, 02/10/10 (a)(b)(c)	7,000	6,998
0.37%, 04/05/10 (a)(b)(c)	78,000	77,925
0.36%, 04/12/10 (a)(b)(c)	7,000	6,993
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.28%, 01/05/10 (b)(c)	6,000	6,000
0.29%, 01/12/10 (b)(c)	44,000	43,996
0.25%, 03/04/10 (b)(c)	67,000	66,971
0.25%, 03/08/10 (b)(c)	13,000	12,994
0.25%, 03/09/10 (b)(c)	28,000	27,987
0.25%, 03/10/10 (b)(c)	36,000	35,983
Danske Corp. (Danish Government Guarantee)
0.52%, 01/15/10 (a)(c)	38,000	37,992
0.15%, 02/01/10 (a)(c)	100,000	99,987
Enterprise Funding Co., L.L.C.
0.19%, 01/19/10 (a)(b)(c)	69,104	69,097
0.20%, 01/25/10 (a)(b)(c)	26,000	25,997
Falcon Asset Securitization Corp.
0.17%, 01/05/10 (a)(b)(c)	10,000	10,000
0.17%, 01/06/10 (a)(b)(c)	10,009	10,009
0.18%, 01/19/10 (a)(b)(c)	49,000	48,996
0.17%, 01/26/10 (a)(b)(c)	40,000	39,995
0.16%, 01/27/10 (a)(b)(c)	12,000	11,999
Gemini Securitization Corp., L.L.C.
0.19%, 01/07/10 (a)(b)(c)	32,000	31,999
0.20%, 01/08/10 (a)(b)(c)	50,000	49,998
0.20%, 01/15/10 (a)(b)(c)	4,000	4,000
0.21%, 01/19/10 (a)(b)(c)	12,000	11,999
Grampian Funding, L.L.C.
0.34%, 02/04/10 (a)(b)(c)	69,000	68,978
0.31%, 03/01/10 (a)(b)(c)	31,000	30,984
0.32%, 03/18/10 (a)(b)(c)	38,000	37,974
JPMorgan Chase & Co.
0.19%, 01/11/10	53,000	52,997
Jupiter Securitization Corp.
0.17%, 01/04/10 (a)(b)(c)	32,000	32,000
0.17%, 01/05/10 (a)(b)(c)	35,000	34,999
0.17%, 01/19/10 (a)(b)(c)	8,000	7,999
0.18%, 01/19/10 (a)(b)(c)	36,000	35,997
0.17%, 01/21/10 (a)(b)(c)	17,000	16,998
Kitty Hawk Funding Corp.
0.25%, 02/08/10 (a)(b)(c)	16,000	15,996
Lloyds TSB Bank PLC
0.10%, 01/11/10	6,000	6,000
Manhattan Asset Funding Capital Co., L.L.C.
0.21%, 01/12/10 (a)(b)(c)	21,005	21,004
0.27%, 02/22/10 (a)(b)(c)	20,000	19,992
0.24%, 03/10/10 (a)(b)(c)	7,000	6,997
Market Street Funding Corp.
0.25%, 01/06/10 (a)(b)(c)	35,000	34,999
0.20%, 03/11/10 (a)(b)(c)	35,000	34,987
Nationwide Building Society
0.58%, 01/06/10	15,000	14,999
0.40%, 02/17/10	40,000	39,979
0.52%, 05/13/10	10,000	9,981
Nordea North America, Inc.
0.19%, 02/02/10 (a)	37,000	36,994
0.18%, 02/03/10 (a)	132,000	131,978

8 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Old Line Funding, L.L.C.
0.24%, 01/07/10 (a)(b)(c)	15,000	14,999
0.17%, 01/13/10 (a)(b)(c)	10,000	9,999
0.20%, 01/14/10 (a)(b)(c)	45,000	44,997
0.50%, 02/10/10 (a)(b)(c)	40,000	39,978
0.50%, 02/11/10 (a)(b)(c)	40,000	39,977
0.21%, 02/16/10 (a)(b)(c)	40,081	40,070
Park Avenue Receivables Co., L.L.C.
0.17%, 01/04/10 (a)(b)(c)	28,800	28,800
Ranger Funding Co., L.L.C.
0.17%, 01/20/10 (a)(b)(c)	60,000	59,995
0.20%, 01/25/10 (a)(b)(c)	15,000	14,998
0.21%, 01/25/10 (a)(b)(c)	71,000	70,990
0.19%, 02/02/10 (a)(b)(c)	6,222	6,221
Santander Central Hispano Finance (Delaware), Inc.
0.41%, 08/13/10 (a)	125,000	124,681
0.41%, 09/03/10 (a)	13,000	12,964
Societe de Prise de Participation de I’Etat (French Government Guarantee)
0.17%, 02/24/10 (a)(c)	43,000	42,989
0.17%, 02/25/10 (a)(c)	70,000	69,982
Societe Generale North America, Inc.
0.02%, 01/04/10 (a)	15,000	15,000
0.50%, 06/08/10 (a)	35,000	34,923
Solitaire Funding, L.L.C.
0.38%, 01/04/10 (a)(b)(c)	18,000	17,999
0.22%, 01/15/10 (a)(b)(c)	33,000	32,997
0.31%, 01/20/10 (a)(b)(c)	29,000	28,995
0.25%, 01/22/10 (a)(b)(c)	1,000	1,000
0.32%, 01/27/10 (a)(b)(c)	23,000	22,995
0.30%, 02/02/10 (a)(b)(c)	26,000	25,993
0.33%, 03/03/10 (a)(b)(c)	60,000	59,966
Starbird Funding Corp.
0.17%, 01/26/10 (a)(b)(c)	40,000	39,995
Straight A Funding, L.L.C.
0.17%, 01/04/10 (a)(b)(c)(g)	35,000	34,999
0.18%, 01/04/10 (a)(b)(c)(g)	44,128	44,128
0.21%, 01/07/10 (a)(b)(c)(g)	15,000	14,999
0.21%, 01/11/10 (a)(b)(c)(g)	71,000	70,996
0.21%, 01/13/10 (a)(b)(c)(g)	38,000	37,997
0.20%, 01/25/10 (a)(b)(c)(g)	25,655	25,652
0.20%, 02/03/10 (a)(b)(c)(g)	8,000	7,999
0.18%, 02/19/10 (a)(b)(c)(g)	6,000	5,999
0.18%, 03/05/10 (a)(b)(c)(g)	57,230	57,212
0.18%, 03/08/10 (a)(b)(c)(g)	15,022	15,017
0.18%, 03/09/10 (a)(b)(c)(g)	29,000	28,990
0.16%, 03/10/10 (a)(b)(c)(g)	10,000	9,997
0.18%, 03/10/10 (a)(b)(c)(g)	20,000	19,993
0.18%, 03/11/10 (a)(b)(c)(g)	15,000	14,995
0.18%, 03/12/10 (a)(b)(c)(g)	25,000	24,991
Svenska Handelsbanken, Inc.
0.20%, 03/29/10 (a)	8,762	8,758
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	47,000	46,830
0.87%, 06/02/10 (a)(c)	2,000	1,993
Thames Asset Global Securitization No. 1, Inc.
0.22%, 02/16/10 (a)(b)(c)	3,000	2,999
Thunder Bay Funding, L.L.C.
0.19%, 01/08/10 (a)(b)(c)	17,061	17,060
0.25%, 01/08/10 (a)(b)(c)	4,000	4,000
0.20%, 01/11/10 (a)(b)(c)	10,244	10,243
0.24%, 01/14/10 (a)(b)(c)	37,916	37,913
0.18%, 02/09/10 (a)(b)(c)	10,020	10,018
Ticonderoga Funding, L.L.C.
0.18%, 01/20/10 (a)(b)(c)	15,000	14,999
Tulip Funding Corp.
0.17%, 01/06/10 (a)(b)(c)	23,816	23,815
0.17%, 01/07/10 (a)(b)(c)	58,999	58,997
0.18%, 01/13/10 (a)(b)(c)	23,000	22,999
UniCredit Delaware, Inc.
0.41%, 02/23/10 (a)(c)	44,000	43,973
0.41%, 04/23/10 (a)(c)	30,000	29,962
Variable Funding Capital Corp.
0.16%, 01/21/10 (a)(b)(c)	15,000	14,999
Westpac Securities NZ Ltd.
0.22%, 03/02/10 (a)(c)	25,000	24,991
Windmill Funding Corp.
0.28%, 01/05/10 (a)(b)(c)	24,000	23,999
Yorktown Capital, L.L.C.
0.45%, 01/22/10 (a)(b)(c)	10,000	9,997

		4,217,111

Bank Notes 1.1%
Bank of America, N.A.
0.23%, 01/29/10	38,000	38,000
0.35%, 04/23/10	14,000	14,000
0.31%, 06/14/10	15,000	15,000
Chase Bank (USA), N.A.
0.17%, 01/06/10	85,000	85,000

		152,000

Certificates of Deposit 35.3%
Abbey National Treasury Services PLC
0.20%, 03/10/10 (a)	17,000	17,000
Australia & New Zealand Banking Group Ltd.
0.19%, 01/08/10	21,000	21,000
Banco Bilbao Vizcaya Argentaria S.A.
0.29%, 02/26/10	54,000	54,000
0.28%, 03/04/10	50,000	50,000
0.27%, 04/12/10	95,000	94,996
Bank of America, N.A.
0.60%, 01/20/10	39,000	39,000
0.63%, 02/08/10	112,000	112,000
0.63%, 02/09/10	135,000	135,000
0.60%, 02/17/10	48,000	48,000
0.49%, 03/04/10	1,000	1,000
0.44%, 03/11/10	101,000	101,000
Bank of Ireland
0.35%, 01/06/10	55,000	55,000
Bank of Nova Scotia
0.17%, 01/19/10	125,000	125,000
0.25%, 02/12/10	62,000	62,000
0.30%, 04/19/10	23,000	23,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.67%, 01/11/10	37,000	37,000
0.78%, 05/18/10	49,000	49,000
0.80%, 10/22/10	60,000	60,000
Barclays Bank PLC
0.68%, 02/11/10	19,000	19,000
0.67%, 02/16/10	73,000	73,000
0.87%, 12/10/10	55,000	55,000
0.82%, 12/20/10	27,000	27,000

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
BNP Paribas
0.47%, 01/07/10	120,000	120,000
0.47%, 01/08/10	122,000	122,000
0.42%, 01/28/10	160,000	160,000
0.42%, 02/01/10	15,000	15,000
0.21%, 02/04/10	18,000	18,000
0.36%, 03/10/10	110,000	110,000
0.34%, 03/15/10	40,000	40,000
0.20%, 03/30/10	19,000	19,000
Citibank, N.A.
0.24%, 01/22/10	78,000	78,000
0.23%, 01/25/10	133,000	133,000
0.20%, 01/29/10	5,000	5,000
0.22%, 02/17/10	49,000	49,000
0.22%, 02/19/10	46,000	46,000
0.48%, 03/02/10	97,000	97,000
Commonwealth Bank of Australia
0.48%, 01/06/10	21,000	21,000
Credit Agricole S.A.
0.30%, 04/12/10	70,000	70,000
0.30%, 04/14/10	55,000	55,000
0.42%, 09/08/10	85,000	85,000
Credit Suisse
0.65%, 10/25/10	110,000	110,000
Deutsche Bank AG
0.17%, 01/28/10	113,000	113,000
DnB NOR Bank ASA
0.18%, 02/04/10	115,000	115,000
0.30%, 06/30/10	27,000	27,000
ING Bank N.V.
0.35%, 04/01/10	43,000	43,000
0.29%, 04/07/10	27,000	27,000
Intesa Sanpaolo
0.16%, 01/08/10	35,000	35,000
0.21%, 01/19/10	42,000	42,000
0.20%, 01/26/10	44,000	44,000
0.16%, 01/28/10	20,000	20,000
0.33%, 03/23/10	35,000	35,000
0.30%, 04/13/10	65,000	65,000
Lloyds TSB Bank PLC
0.69%, 03/01/10	158,000	158,000
0.66%, 03/24/10	49,000	49,000
0.95%, 12/17/10	42,000	42,000
Mitsubishi UFJ Trust & Banking Corp.
0.55%, 06/01/10	23,000	23,000
0.56%, 07/22/10	100,000	100,000
Mizuho Corporate Bank Ltd.
0.22%, 03/09/10	85,000	85,000
0.30%, 05/17/10	47,000	47,000
National Australia Bank Ltd.
0.50%, 01/04/10	7,000	7,000
0.52%, 01/07/10	97,000	97,000
0.20%, 03/11/10	27,000	27,000
0.34%, 04/21/10	38,000	38,000
Nordea Bank Finland PLC
0.17%, 01/21/10	13,000	13,000
Rabobank Nederland
0.55%, 09/08/10	93,000	93,000
0.55%, 09/13/10	6,000	6,000
0.52%, 09/14/10	36,000	36,000
Royal Bank of Canada
0.30%, 03/22/10	115,000	115,000
Royal Bank of Scotland PLC
0.93%, 03/08/10	137,000	137,000
0.70%, 04/20/10	15,000	15,000
0.62%, 05/10/10	2,000	2,000
0.98%, 08/11/10	16,000	16,000
0.93%, 12/17/10	40,000	40,000
Societe Generale
0.26%, 04/01/10	50,000	50,000
State Street Bank & Trust Co., N.A.
0.21%, 01/14/10	42,000	42,000
Sumitomo Mitsui Banking Corp.
0.23%, 02/22/10	30,000	30,000
Sumitomo Trust & Banking Co.
0.40%, 05/10/10	36,000	36,001
0.32%, 06/04/10	37,000	37,000
Svenska Handelsbanken AB
0.17%, 01/21/10	20,000	20,000
0.17%, 01/22/10	99,000	99,000
Toronto Dominion Bank
0.90%, 06/11/10	60,000	60,000
0.50%, 06/15/10	7,000	7,000
0.68%, 08/16/10	18,000	18,000
0.50%, 10/06/10	29,000	29,000
UBS AG
0.27%, 03/02/10	70,000	70,000
0.99%, 12/17/10	27,000	27,000
UniCredit S.p.A.
0.33%, 01/06/10	55,000	55,000
Union Bank, N.A.
0.20%, 01/19/10	50,000	50,000
0.22%, 03/03/10	8,000	8,000
Westpac Banking Corp.
0.51%, 01/04/10	13,000	13,000

		4,973,997

Fixed-Rate Coupon Notes 2.1%
Federal Home Loan Bank
0.09%, 02/17/10	9,370	9,381
0.53%, 10/19/10	100,000	99,980
0.54%, 10/20/10	88,000	87,974
0.51%, 10/25/10	96,000	95,979

		293,314

Fixed-Rate Discount Notes 9.3%
Fannie Mae
0.07%, 02/01/10	338,000	337,980
0.07%, 02/03/10	4,100	4,100
0.05%, 02/04/10	13,200	13,199
0.07%, 02/04/10	80,700	80,695
0.12%, 03/01/10	100,000	99,981
0.12%, 03/31/10	90,000	89,974
0.18%, 04/01/10	148,000	147,936
Federal Home Loan Bank
0.45%, 01/04/10	95,900	95,896
0.45%, 01/06/10	34,100	34,098
0.06%, 01/13/10	34,900	34,899
0.07%, 01/20/10	80,000	79,997
0.06%, 01/22/10	30,365	30,364
0.06%, 01/27/10	12,280	12,279
0.06%, 02/12/10	41,000	40,997

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.06%, 02/19/10	45,000	44,996
0.07%, 02/19/10	14,000	13,999
Freddie Mac
0.07%, 02/03/10	4,300	4,300
0.07%, 02/19/10	93,070	93,061
0.06%, 03/02/10	21,000	20,998
0.10%, 04/01/10	10,239	10,236
0.12%, 04/06/10	4,640	4,639
0.11%, 04/07/10	22,032	22,026

		1,316,650

Promissory Note 0.4%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (d)	12,000	12,000
0.95%, 11/04/10 (d)	50,000	50,000

		62,000

Time Deposits 4.6%
Bank of Ireland
0.25%, 01/04/10	50,000	50,000
Citibank, N.A.
0.09%, 01/04/10	85,000	85,000
JPMorgan Chase Bank, N.A.
0.06%, 01/04/10	270,000	270,000
Royal Bank of Canada
0.02%, 01/04/10	245,000	245,000

		650,000

Total Fixed-Rate Obligations (Cost $11,665,072)		11,665,072

Variable-Rate Obligations 12.3% of net assets

ABAG Financial Authority for Nonprofit Corps., Califorina
0.80%, 01/07/10 (a)	17,620	17,620
Abbey National Treasury Services PLC
0.23%, 01/13/10 (a)	46,000	46,003
Australia & New Zealand Banking Group Ltd.
0.24%, 01/04/10	25,000	25,000
Bank of America, N.A., (FDIC Insured)
0.23%, 02/05/10 (a)(e)	94,000	94,000
Barclays Bank PLC
0.61%, 01/13/10	100,000	100,000
Citigroup Funding, Inc.
1.33%, 02/08/10 (a)	25,000	25,048
Commonwealth Bank of Australia
0.28%, 01/11/10 (c)	74,000	74,000
0.28%, 01/27/10 (c)	150,000	150,000
Fannie Mae
0.17%, 01/13/10	180,000	179,936
Federal Home Loan Bank
0.00%, 01/05/10	50,000	50,000
0.19%, 01/13/10	155,000	154,988
Freddie Mac
0.08%, 01/11/10	125,000	125,000
JPMorgan Chase Bank, N.A.
0.23%, 01/21/10	129,000	129,000
New Jersey Economic Development Authority
0.33%, 01/07/10 (a)	36,800	36,800
Rabobank Nederland
0.23%, 01/05/10	67,000	67,000
0.40%, 01/14/10	69,000	69,000
0.35%, 03/29/10	75,000	75,000
Royal Bank of Canada
0.23%, 01/04/10	50,000	50,000
SE Christian Church, Jefferson County, KY
0.28%, 01/07/10 (a)	3,250	3,250
Societe Generale
0.28%, 01/20/10	70,000	70,000
0.28%, 01/25/10	55,000	55,000
Sumitomo Mitsui Banking Corp.
0.16%, 02/05/10	60,000	60,000
Westpac Banking Corp.
0.23%, 01/04/10	75,000	75,000

Total Variable-Rate Obligations (Cost $1,731,645)		1,731,645

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 6.0% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(f)	2,682	2,683

Repurchase Agreements 6.0%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $156,000
0.10%, issued 12/07/09, due 01/05/10	150,012	150,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $26,000
0.10%, issued 12/09/09, due 01/07/10	25,002	25,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,400
0.10%, issued 12/14/09, due 01/07/10	10,001	10,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,000
0.10%, issued 12/17/09, due 01/07/10	100,006	100,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,777
0.01%, issued 12/31/09, due 01/04/10	1,738	1,738
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $87,360
0.02%, issued 12/31/09, due 01/04/10	84,000	84,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $156,000
0.11%, issued 12/04/09, due 01/04/10	50,005	50,000
0.10%, issued 12/17/09, due 01/07/10	50,003	50,000

See financial notes 11

 Schwab Money Market Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.10%, issued 12/17/09, due 01/07/10	50,003	50,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $336,000
0.01%, issued 12/31/09, due 01/04/10	320,000	320,000

Total Other Investments (Cost $843,421)		843,421

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $14,240,138.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,581,943 or 25.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $64,683 or 0.5% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

12 See financial notes

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$14,240,138
Receivables:
Interest		7,143
Prepaid expenses	+	207

Total assets		14,247,488

Liabilities
Payables:
Investments bought		147,936
Shareholder services fees to affiliate		373
Accrued expenses	+	825

Total liabilities		149,134

Net Assets
Total assets		14,247,488
Total liabilities	–	149,134

Net assets		$14,098,354
Net Assets by Source
Capital received from investors		14,124,404
Net realized capital losses		(26,050)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$14,098,354		14,122,313		$1.00

See financial notes 13

 Schwab Money Market Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$90,142

Net Realized Gains and Losses
Net realized losses on investments		(26,050)

Expenses
Investment adviser and administrator fees		44,889
Transfer agent and shareholder service fees		56,794
Temporary Guarantee Program expense (Note 4)		6,097
Custodian fees		492
Portfolio accounting fees		334
Registration fees		267
Shareholder reports		256
Professional fees		101
Trustees’ fees		65
Other expenses	+	637

Total expenses		109,932
Expense reduction by adviser and Schwab	–	34,208

Net expenses		75,724

Increase (Decrease) in Net Assets from Operations
Total investment income		90,142
Net expenses	–	75,724

Net investment income		14,418
Net realized losses	+	(26,050)

Decrease in net assets from operations		($11,632)

14 See financial notes

 Schwab Money Market Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$14,418	$381,675
Net realized gains (losses)	+	(26,050)	2,337

Increase (Decrease) in net assets from operations		(11,632)	384,012

Distributions to Shareholders
Distributions from net investment income		14,571	381,677

Transactions in Fund Shares*
Shares sold		36,400,849	48,414,541
Shares reinvested		14,385	370,778
Shares redeemed	+	(36,585,971)	(54,076,532)

Net transactions in fund shares		(170,737)	(5,291,213)

Net Assets
Beginning of period		14,295,294	19,584,172
Total decrease	+	(196,940)	(5,288,878)

End of period		$14,098,354	$14,295,294

Net investment income not yet distributed		$—	$153

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 15

 Schwab Money Market Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring

16

 Schwab Money Market Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

 17

 Schwab Money Market Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund. The fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect the fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

18

 Schwab Money Market Fund

Financial Notes (continued)

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The Program expired on September 18, 2009. The Schwab Money Market Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and the extended Program periods. The fund paid $2,143 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $6,427 to participate in the Program Extensions, which covered the period December 19, 2008 through September 18, 2009. The cost of participating in the Program and Program Extensions was borne by each participating fund and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration (“Agreement Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to 10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $30 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. Pursuant to the Plan, the fund pays Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to fund’s shareholders holding shares of the fund through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee of 0.40% payable monthly based on the average daily net assets.

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Contractual Expense Limitation

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit total annual fund operating expenses, excluding interest, taxes, costs of participating in the U.S. Treasury Temporary Guarantee Program, and certain non-routine expenses, to 0.71% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

In addition, effective January 1, 2009 through December 31, 2010, CSIM and Schwab agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreement note above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Schwab and the investment

 19

 Schwab Money Market Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000.)

adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of December 31, 2009, the balance of recoupable expenses is as follows:

Schwab
Expiration Date	Money Market Fund

December 31, 2012	$26,654

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of December 31, 2009, Schwab Money Market Fund had aggregate security transactions of $49,975.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit for the fund during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000.)

As of December 31, 2009, the fund had no components of distributable earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the fund had capital loss carry forwards available of $26,050 to offset net capital gains before December 31, 2017.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2009, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

20

 Schwab Money Market Fund

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000.)

The tax-basis components of distributions during the current and prior period were:

	Current period distributions	Prior period distributions

Ordinary income	$14,571	$381,677

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, no such reclassification was required.

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the portfolios constituting Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

22

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	167,980,932,203.89	9,759,702,512.60	94.51%
Walter W. Bettinger, II	169,473,571,327.92	8,267,063,388.57	95.35%
Mariann Byerwalter	169,937,016,287.95	7,803,618,428.54	95.61%
John F. Cogan	170,662,820,803.72	7,077,813,912.77	96.02%
William A. Hasler	169,192,884,471.18	8,547,750,245.31	95.19%
Gerald B. Smith	170,117,528,534.11	7,623,106,182.38	95.71%
Donald R. Stephens	170,431,060,392.66	7,309,574,323.83	95.89%
Joseph H. Wender	169,811,426,468.85	7,929,208,247.64	95.54%
Michael W. Wilsey	169,819,526,309.55	7,921,108,406.94	95.54%

 23

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals) ; Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1–Director, Mission West Properties Board 2–Director, TOUSA Board 3–Director, Harris-Stratex Networks Board 4–Director, Globalstar, Inc. Board 5–Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1–Lead Independent Director, Board of Cooper Industries Board 2–Director and Chairman of the Audit Committee of Oneok Partners LP Board 3–Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1–Director and Chairman of the Audit Committee, Isis Pharmaceuticals

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 25

 Officers of the Trust

Name, Year of Birth, and Position(s)	Principal Occupations
with the trust; (Terms of office, and	During the Past Five
length of Time Served3)	Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (Effective Maturity Date). For those securities with a maturity-shortening provision, including variable-rate demand securities, the maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1—0.25%] = 6.0%).

 27

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity or the Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

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How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control)

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

 29

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31359-05

Annual report dated December 31, 2009 enclosed.

Schwab Municipal Money Funds

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

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document faster via email.

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at www.schwab.com/edelivery

This wrapper is not part of the shareholder report.

Schwab Municipal Money Funds

Annual Report
December 31, 2009

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, investment conditions for money market funds industry-wide improved markedly from 2008, but continued to be challenging as interest rates declined to and then remained at historically low levels. Compared to a year earlier, concern surrounding the ability of money funds to meet safety and liquidity requirements in the wake of the credit crisis receded as the introduction of government programs, the proposal of new money fund regulations by the U.S. Securities and Exchange Commission (SEC), and a general recovery in the markets helped to bolster investor confidence.

Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the reporting period. The funds also maintained a positive net yield. However, the low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities, translated into low yields on securities in which Schwab’s money funds invest.

Recognizing the important role that money market funds play in investors’ portfolios, Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser Charles Schwab Investment Management, Inc. (CSIM) voluntarily waived certain fees or expenses to maintain a positive net yield for certain Schwab money funds. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

As you may have noticed in your recent money fund shareholder reports, we have added several new charts and tables related to portfolio composition in an effort to provide greater transparency to investors. Additional information specific to Schwab’s money funds, such as a list of frequently asked questions and recent holdings for select money funds, can be found at www.schwab.com/moneyfunds and on www.schwabinstitutional.com.

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000.

Sincerely,

2 Schwab Municipal Money Funds

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 3

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

4 Schwab Municipal Money Funds

State Investment Environment

New York

In October 2009, New York Governor David Paterson reported that a $3.2 billion gap had opened in the $54.6 billion general fund budget for fiscal 2010 (ending 3/31/10) due to revenue declines related to the national recession and the financial crisis. The gap was primarily due to lower than expected personal income tax receipts of $2 billion and sales tax receipts of $400 million. In early December, the Governor and legislative leaders agreed on a $2.75 billion deficit reduction package of spending cuts and one-time revenue items to close most of the gap. The major components included $550 million of cuts in aid to local governments, $484 million in cuts to state agency budgets, $391 million of federal stimulus funding for education accelerated from fiscal 2011, $250 million from a one-time waiver of tax penalties, a $200 million transfer from the Battery Park City Authority, and another $800 million in small line items. To manage cashflow in December, Governor Paterson delayed making about $1.5 billion in aid payments to schools and local governments until January. The Governor projects the State will end the fiscal year with a $500 million deficit that will be rolled into fiscal 2011, essentially through the deferral of state personal income tax refund payments.

Governor Paterson introduced the fiscal 2010-11 budget in mid-January which addressed a projected $7.4 billion gap through $4.9 billion in spending cuts, $1.1 billion in new revenue and $565 million in non-recurring resources (primarily use of fund balances and delay in payments). Of the $4.9 billion in proposed spending cuts, $3.64 billion are cuts to local assistance, of which $2.2 billion will be for K-12 education, school tax relief and higher education. These cuts, if passed, will place a greater burden on local government and school district finances, primarily in their fiscal 2011 budgets.

In calendar 2009, payroll employment in New York fell 2.6%, versus projections of a 1.5% decline; and wages and salaries fell 6.1%, versus a projected decline of 3%. For calendar 2010, the State projects a decline in employment of 0.4% with job growth returning in the fourth quarter, and growth in wages and salaries of 3.8%. Unemployment averaged 8.4% for calendar 2009 and is projected to average 9.2% in calendar 2010.

New York City’s $61.1 billion general fund budget for fiscal 2010 (7/1/09- 6/30/10) remained generally on target through its mid-year update in November, primarily because job losses of 97,000 from August 2008-August 2009 were about 50% lower than levels projected in the budget.

Due to the continued dominance of the New York City metropolitan area in the State’s economy as well as the State’s revenue raising ability, New York remains a strong investment-grade credit. The State’s general obligation credit ratings are Aa3, AA and AA- from Moody’s, Standard & Poor’s and Fitch, respectively.

New Jersey

New Jersey continues to suffer from high unemployment and declining tax revenues. The $29.0 billion general fund budget for fiscal 2010 (ending 6/30/10) assumed a 3% decline in revenues and was balanced by reducing spending by $850 million and drawing down reserves by $234 million, leaving the State with only $500 million in remaining reserves. However, revenue collections through December 2009, the first six months of the fiscal year, were $373 million, or 2.9%, below projections, with continued weakness in sales and corporate business taxes more than offsetting a recent improvement in gross income taxes.

In December 2009, the State estimated that expenditures would exceed revenues for the full fiscal year by $924 million, including supplemental spending of $350 million that was not included in the original budget. Governor Jon Corzine announced a plan to cut $839 million in spending and raise $135 million in revenues to close the budget gap, with the goal of enabling Governor-Elect Chris Christie to start his administration in January with a balanced budget and a small cushion for the remainder of the fiscal year. The budget balancing plan, as of mid-January, has not yet been enacted and still requires approval by the state legislature. If implemented in its current form, the plan would target education for near 40% of the planned cuts.

Schwab Municipal Money Funds 5

State Investment Environment continued

The State lost 103,000 jobs (−2.6%) over the last 12 months, with the recent turnaround in the national economy yet to have a demonstrable impact on employment levels. Job losses have been heaviest in the construction and manufacturing sectors. The statewide unemployment rate increased to 10.1% in December 2009 from 7.1% a year earlier, moving above the national average for the first time in four years.

New Jersey remains a solid investment grade credit due to its diverse economy, high wealth levels and revenue-raising ability, although its budget gap, slim reserves, rapidly rising unfunded pension obligations and high debt load could pressure its ratings. New Jersey’s general obligation credit ratings are Aa3, AA and AA- from Moody’s Investors Service, Standard & Poor’s, and Fitch Ratings, respectively.

Pennsylvania

Pennsylvania’s economic picture remains challenged in the first half of fiscal 2010, although the commonwealth has taken recent steps to address the projected budget deficit and expects to end the fiscal year with a small yet positive general fund balance.

Pennsylvania’s general fund budget for fiscal 2010 (7/1/09-6/30/10) totals $27.8 billion, a decrease of $524 million, or 1.8%, from the prior year. State spending in fiscal 2010 is budgeted at $1.9 billion below the prior year, but $2.6 billion of federal stimulus funding helped prevent larger general fund budget cuts. The commonwealth continued to prioritize spending for education, with a $300 million increase in the State’s core funding formula for basic education. The enacted budget for fiscal 2010 also includes a complete drawdown of the State’s rainy day fund and a projected drawdown of unappropriated general fund balance to $354 million.

Tax revenue collections through the first five months of fiscal 2010 were behind budget as personal income tax and consumption taxes have both trailed projections. The State had assumed zero growth for general fund revenues for the fiscal year, however collections from July through November were $217 million (2%) below estimates. Governor Edward Rendell announced in mid-December that projected revenues at the end of the current fiscal year will be below estimate by $450 million, based on the current revenue trends, and proposed a plan to address the shortfall. Major components of the Governor’s plan include freezing $170 million of current year spending, reducing prior-year funds by $50 million and utilizing $230 million of the previously projected year-end general fund balance. The Governor also recently signed a table games bill that is projected to generate $250 million in licensing fees this fiscal year. The gaming legislation revenues were included in the budget and failure to pass the bill would have resulted in an additional $250 million budget shortfall.

Pennsylvania’s unemployment rate increased over the past year, but has stabilized more recently. As of November 2009, unemployment was 8.5% compared to 6.1% in November 2008, however 8.5% is the lowest level of unemployment experienced in the past five months, illustrating signs of stabilization. Additionally the commonwealth’s unemployment rate remains favorable compared to the national rate of 10.0% in November 2009. The commonwealth’s economy exhibits good diversification and while manufacturing remains an important part of the economy, it has fallen in overall and percentage terms over the past decade. Personal income growth experienced a 0.4% increase in the third quarter of fiscal 2009 and growth has been slightly above the national level over the past year.

The State’s high credit quality is derived from its conservative financial management, economic diversification and moderate debt levels. Pennsylvania’s general obligation debt is rated Aa2 by Moody’s, AA by Standard and Poor’s, and AA by Fitch and was affirmed by all three rating agencies during January 2010. Moody’s revised its outlook on the commonwealth to negative from stable in August 2009 due to fund balance erosion and perceived challenges it faces growing the balances to previous levels.

6 Schwab Municipal Money Funds

State Investment Environment continued

Massachusetts

The second half of 2009 continued to challenge Massachusetts as it responded to eroding tax revenues. The original $27.0 billion general fund budget for fiscal 2010 (ending 6/30/10) was balanced with a combination of one-time sources, cuts, and revenue-enhancements, including the use of some of the State’s rainy day fund and a 25% increase of the statewide sales tax rate to 6.25%. In November 2009, the Commonwealth identified a $600 million gap in the current fiscal year due to underperforming revenues. To rebalance the budget, Governor Deval Patrick cut $277 million in the executive branch, added furlough days and required other state agencies to reduce their spending by $126 million. Additional measures include one-time uses: $60 million from fiscal 2009’s surplus and $62 million from the American Recovery and Reinvestment Act. The current budget revisions do not rely on additional transfers from the rainy day fund. As of December 1, 2009, Massachusetts projects an ending general fund balance at 6/30/10 of $738.3 million.

The Commonwealth’s economy is diverse with a well-established educational and information-based infrastructure. For the last ten years, income levels have been consistently higher than national averages. For calendar year 2007, Massachusetts had a per capita personal income of $49,082, which ranked 3rd in the nation following New Jersey and Connecticut and was 127% of the national average. Technology based companies, education and health organizations, and a variety of finance and real estate related businesses remain the leading industries.

Massachusetts’s seasonally adjusted unemployment rate grew to 8.8% in November 2009, with a recent peak of 9.3% in September 2009, compared to the national peak of 10.2% in October 2009. Total nonfarm employment at the end of 2008 (3.286 million) was still below the Commonwealth’s recent peak of 3.339 million jobs in 2001, but slightly up (0.2%) from 2007. The average nonfarm employment for January through October 2009 posted a 3.1% drop from the same period in 2008 (equivalent to about 102,000 jobs).

Massachusetts remains a strong investment-grade credit due to its deep and diverse economy, its high personal-wealth levels, and its associated revenue raising ability despite the negative effects of the national recession. In conjunction with a sale of federally taxable Build America Bonds in November 2009, all three credit rating agencies affirmed the Commonwealth’s ratings at Aa2 from Moody’s, AA from Standard & Poor’s, and AA from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 7

Schwab New York AMT Tax-Free Money Fund

The Schwab New York AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 28 and 61 days (from 12/31/08-12/31/09).

Each year beginning in June and lasting into the fourth quarter, municipalities across the country typically issue fixed rate notes with maturities as long as 13 months as a means of addressing short-term fiscal needs. Municipal money market funds historically have used these notes as a primary tool to manage their WAM, provided that each issue meets established credit quality and liquidity standards. Each year during this period, the investment adviser to the fund routinely allocates a varying percentage of fund assets to these notes based on the current interest rate environment and anticipated future interest rates. Consistent with the annual issuance of fixed rate notes by state and local government issuers described above, the WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June.

For 2009, the fund’s WAM was kept long relative to its peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009 due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Interest rates on fixed rate notes also declined, resulting in much lower reinvestment yields for positions that matured during the period.

Also notable during the latter half of 2009 was the increased participation of non-traditional buyers in the short-term municipal market. These buyers typically were taxable market participants, such as private money managers and corporate treasury departments, who tend to increase their holdings of municipal securities when tax-exempt yields exceed 75% of taxable money market yields. This tended to depress municipal rates during the period.

As of 12/31/09:
 Portfolio Composition by Maturity

% of Investments

1-15 Days	65.1%
16-30 Days	3.8%
31-60 Days	5.1%
61-90 Days	4.2%
91-120 Days	1.4%
More than 120 Days	20.4%

 Statistics

Weighted Average Maturity[2]	56 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	35%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	34.6%
Variable Rate Demand Notes	27.7%
Commercial Paper	8.2%
Fixed Rate Notes	29.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	Portfolio Composition is calculated using the Par Value of Investments.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab New York AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab New York
	AMT Tax-Free
	Money Fund
		Value Advantage
	Sweep Shares	Shares®

Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[4]	-0.04%	-0.11%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable-Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit each share class’s total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[4]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.29% and 0.09% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income, New York state and New York City tax rate of 46.03%. Investment income may be subject to the Alternative Minimum Tax.

Schwab New York AMT Tax-Free Money Fundtm 9

Schwab New Jersey AMT Tax-Free Money Fund™

The Schwab New Jersey AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 35 and 59 days (from 12/31/08-12/31/09).

Each year beginning in June and lasting into the fourth quarter, municipalities across the country typically issue fixed rate notes with maturities as long as 13 months as a means of addressing short-term fiscal needs. Municipal money market funds historically have used these notes as a primary tool to manage their WAM, provided that each issue meets established credit quality and liquidity standards. Each year during this period, the investment adviser to the fund routinely allocates a varying percentage of fund assets to these notes based on the current interest rate environment and anticipated future interest rates. Consistent with the annual issuance of fixed rate notes by state and local government issuers described above, the WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June.

For 2009, the fund’s WAM was kept long relative to its peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009 due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Interest rates on fixed rate notes also declined, resulting in much lower reinvestment yields for positions that matured during the period.

Also notable during the latter half of 2009 was the increased participation of non-traditional buyers in the short-term municipal market. These buyers typically were taxable market participants, such as private money managers and corporate treasury departments, who tend to increase their holdings of municipal securities when tax-exempt yields exceed 75% of taxable money market yields. This tended to depress municipal rates during the period.

As of 12/31/09:
 Portfolio Composition by Maturity

% of Investments

1-15 Days	77.0%
16-30 Days	0.0%
31-60 Days	2.5%
61-90 Days	3.0%
91-120 Days	5.5%
More than 120 Days	12.0%

 Statistics

Weighted Average Maturity[2]	45 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	67%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	29.6%
Variable Rate Demand Notes	43.5%
Commercial Paper	9.0%
Fixed Rate Notes	17.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	Portfolio Composition is calculated using the Par Value of Investments.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s InvestorsService, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

10 Schwab New Jersey AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab New Jersey
AMT Tax-Free
Money Fund
Sweep Shares

Ticker Symbol	SWJXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.08%

Seven-Day Effective Yield[2]	0.01%

Seven-Day Taxable-Equivalent Effective Yield[2,4]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.26% to the seven-day yield.
[4]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and New Jersey state personal income tax rate of 44.90%. Investment income may be subject to the Alternative Minimum Tax.

Schwab New Jersey AMT Tax-Free Money Fundtm 11

Schwab Pennsylvania Municipal Money Fund™

The Schwab Pennsylvania Municipal Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 26 and 47 days (from 12/31/08-12/31/09).

Each year beginning in June and lasting into the fourth quarter, municipalities across the country typically issue fixed rate notes with maturities as long as 13 months as a means of addressing short-term fiscal needs. Municipal money market funds historically have used these notes as a primary tool to manage their WAM, provided that each issue meets established credit quality and liquidity standards. Each year during this period, the investment adviser to the fund routinely allocates a varying percentage of fund assets to these notes based on the current interest rate environment and anticipated future interest rates. Consistent with the annual issuance of fixed rate notes by state and local government issuers described above, the WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June.

For 2009, the fund’s WAM was kept long relative to its peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009 due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Interest rates on fixed rate notes also declined, resulting in much lower reinvestment yields for positions that matured during the period.

Also notable during the latter half of 2009 was the increased participation of non-traditional buyers in the short-term municipal market. These buyers typically were taxable market participants, such as private money managers and corporate treasury departments, who tend to increase their holdings of municipal securities when tax-exempt yields exceed 75% of taxable money market yields. This tended to depress municipal rates during the period.

As of 12/31/09:
 Portfolio Composition by Maturity

% of Investments

1-15 Days	78.7%
16-30 Days	0.0%
31-60 Days	4.7%
61-90 Days	0.0%
91-120 Days	1.9%
More than 120 Days	14.7%

 Statistics

Weighted Average Maturity[2]	41 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	63%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	27.4%
Variable Rate Demand Notes	39.7%
Commercial Paper	17.8%
Fixed Rate Notes	15.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	Portfolio Composition is calculated using the Par Value of Investments.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

12 Schwab Pennsylvania Municipal Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab
Pennsylvania Municipal
Money Fund
Sweep Shares

Ticker Symbol	SWEXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.08%

Seven-Day Effective Yield[2]	0.01%

Seven-Day Taxable-Equivalent Effective Yield[2,4]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.27% to the seven-day yield.
[4]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and Pennsylvania state personal income tax rate of 38.07%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Pennsylvania Municipal Money Fundtm 13

Schwab Massachusetts AMT Tax-Free Money Fund™

The Schwab Massachusetts AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 28 and 50 days (from 12/31/08-12/31/09).

Each year beginning in June and lasting into the fourth quarter, municipalities across the country issue fixed rate notes with maturities as long as 13 months as a means of addressing short term fiscal needs. Municipal money market funds historically have used these notes as a primary tool to manage their WAM provided that each issue meets established credit quality and liquidity standards. Each year during this period, the investment adviser to the fund routinely allocates a varying percentage of fund assets to these notes based on the current interest rate environment and anticipated future interest rates. However, during the second half of 2009, the WAM for the fund decreased due to a reduced supply of fixed rate notes in the Commonwealth that the investment adviser believed to be acceptable for the fund. Efforts to extend the WAM of the fund met resistance in the fourth quarter as note maturities in the fund outpaced the number of acceptable replacement issues in the market.

Yields on municipal money market funds declined to record low levels during the first half of 2009 due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Interest rates on fixed rate notes also declined, resulting in much lower reinvestment yields for positions that matured during the period. To help offset the effects of general market declines in yields, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Also notable during the latter half of 2009 was the increased participation of non-traditional buyers in the short-term municipal market. These buyers typically were taxable market participants, such as private money managers and corporate treasury departments, who tend to increase their holdings of municipal securities when tax-exempt yields exceed 75% of taxable money market yields. This tended to depress municipal rates during the period.

As of 12/31/09:
 Portfolio Composition by Maturity

% of Investments

1-15 Days	83.6%
16-30 Days	0.0%
31-60 Days	4.5%
61-90 Days	3.0%
91-120 Days	1.1%
More than 120 Days	7.8%

 Statistics

Weighted Average Maturity[2]	30 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	38%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	46.6%
Variable Rate Demand Notes	33.3%
Commercial Paper	6.9%
Fixed Rate Notes	13.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	Portfolio Composition is calculated using the Par Value of Investments.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

14 Schwab Massachusetts AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Massachusetts
AMT Tax-Free
Money Fund
Sweep Shares

Ticker Symbol	SWDXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.10%

Seven-Day Effective Yield[2]	0.01%

Seven-Day Taxable-Equivalent Effective Yield[2,4]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.30% to the seven-day yield.
[4]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and Massachusetts state personal income tax rate of 40.30%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Massachusetts AMT Tax-Free Money Fundtm 15

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.41%	$1,000	$1,000.30	$2.07
Hypothetical 5% Return	0.41%	$1,000	$1,023.14	$2.09
Value Advantage Shares®
Actual Return	0.42%	$1,000	$1,000.30	$2.12
Hypothetical 5% Return	0.42%	$1,000	$1,023.09	$2.14

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.43%	$1,000	$1,000.20	$2.17
Hypothetical 5% Return	0.43%	$1,000	$1,023.04	$2.19

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.47%	$1,000	$1,000.10	$2.37
Hypothetical 5% Return	0.47%	$1,000	$1,022.84	$2.40

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.44%	$1,000	$1,000.50	$2.22
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	$2.24

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Municipal Money Funds

Schwab New York AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.13		1.62	3.03	2.82	1.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[2]	0.65	0.65	0.65	0.66
Gross operating expenses	0.73		0.71	0.70	0.84	0.84
Net investment income (loss)	0.11		1.60	2.98	2.80	1.75
Net assets, end of period ($ x 1,000,000)	1,622		1,786	1,561	1,217	1,031

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Value Advantage Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.23		1.82	3.24	3.03	2.00

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[2]	0.45	0.45	0.45	0.45
Gross operating expenses	0.60		0.58	0.57	0.60	0.61
Net investment income (loss)	0.22		1.79	3.18	2.98	2.00
Net assets, end of period ($ x 1,000,000)	870		1,349	1,477	1,103	834

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.42% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.3%		Municipal Securities	2,499,520	2,499,520

100.3%		Total Investments	2,499,520	2,499,520
(0	.3)%	Other Assets and Liabilities, Net		(6,852)

100.0%		Net Assets		2,492,668

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.3% of net assets

New York 98.6%
Albany IDA
Civic Facility RB (Albany College of Pharmacy)
Series 2008A
0.23%, 01/07/10 (a)(b)	4,100	4,100
Refunding IDRB (United Cerebral Palsy Assoc-Capital District)
Series 1997B
0.50%, 01/07/10 (a)(b)	7,210	7,210
Amherst
BAN 2009
0.75%, 07/20/10	10,200	10,269
Bay Shore Union Free SD
TAN 2009-2010 Taxes
0.44%, 06/25/10	10,500	10,553
Chappaqua Central SD
TAN 2009-2010
0.42%, 06/30/10	8,000	8,062
Cohoes IDA
Urban Cultural Park Facility RB (Eddy Village Green)
Series 2008
0.21%, 01/07/10 (a)(b)	4,700	4,700
Elwood Union Free SD
TAN 2009
0.53%, 06/25/10	13,000	13,060
Erie Cnty Fiscal Stability Auth
BAN
Series 2009A
0.59%, 05/19/10	1,150	1,155
0.90%, 05/19/10	9,425	9,465
Erie Cnty Tobacco Asset Securitization Corp
Tobacco Settlement Sr Asset-Backed Bonds
Series 2000A
0.53%, 07/15/10 (b)	375	391
0.60%, 07/15/10 (b)	6,325	6,570
Tobacco Settlement Sub Asset-Backed Bonds
Series 2000A
0.40%, 07/15/10 (b)	750	782
0.60%, 07/15/10 (b)	1,635	1,696
Tobacco Settlement Sub Asset-Backed Bonds
Series 2000B
0.57%, 07/15/10 (b)	200	209
Greece
BAN 2009
0.85%, 10/01/10	6,398	6,453
Hauppauge Union Free SD
TAN 2009-2010
0.52%, 06/25/10	24,500	24,673
Herkimer Cnty
Civic Facility RB (Templeton Foundation)
Series 2000
0.60%, 01/07/10 (a)(b)	1,155	1,155
Kings Park Central SD
BAN 2009
0.78%, 09/10/10	3,535	3,552
Lancaster IDA
Civic Facility RB (2000 GreenField Manor)
0.37%, 01/06/10 (a)(b)	10,230	10,230
Long Island Power Auth
Electric System General RB
Series 2004A
0.23%, 01/07/10 (a)(b)(c)(d)	22,275	22,275
Electric System General RB
Series 2006C
0.25%, 01/07/10 (a)(b)(c)(d)	6,500	6,500
Longwood Central SD
TAN 2009-2010
0.44%, 06/25/10	25,000	25,157
Madison Cnty IDA
Civic Facility RB (Colgate Univ)
Series 2005A
0.25%, 01/07/10 (a)(b)(c)(d)	11,845	11,845
Mamaroneck
BAN
Series 2009J
0.52%, 08/18/10	2,475	2,486
BAN
Series 2009K
0.41%, 12/22/10	13,000	13,106
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds
Series 2008A
0.28%, 01/07/10 (a)(b)(c)(f)	50,000	50,000
Transportation RB
Series 2002A
0.55%, 01/07/10 (a)(b)(c)(d)	7,250	7,250
Transportation RB
Series 2003A
0.23%, 01/07/10 (a)(b)(c)(d)	10,195	10,195
Transportation RB
Series 2005B
0.25%, 01/07/10 (a)(b)(c)(d)	4,995	4,995

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Transportation RB
Series 2005D1
0.19%, 01/07/10 (a)(b)	9,000	9,000
Transportation RB
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	31,000	31,000
Monroe Cnty IDA
Civic Facility RB (Action for a Better Community)
Series 2004
0.42%, 01/01/10 (a)(b)	1,835	1,835
Nassau Cnty
GO TAN
Series 2009A
0.34%, 09/15/10	20,000	20,163
Nassau Cnty IDA
Civic Facility RB (Cold Spring Harbor Laboratory)
Series 2006
0.18%, 01/04/10 (a)(c)	18,650	18,650
RB (Amsterdam at Harborside)
Series 2007C
0.20%, 01/06/10 (a)(b)	22,065	22,065
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008D1
0.30%, 01/06/10 (a)(c)	28,845	28,845
Nassau Health Care Corp
Bonds
Series 2009B1
0.26%, 01/06/10 (a)(b)	1,000	1,000
Bonds
Series 2009C1
0.33%, 02/26/10 (b)	9,175	9,175
0.40%, 02/26/10 (b)	3,100	3,100
Bonds
Series 2009C2
0.35%, 01/07/10 (b)	21,930	21,930
Bonds
Series 2009D2
0.30%, 01/27/10 (b)	8,000	8,000
0.43%, 01/27/10 (b)	9,975	9,975
New York City
GO Bonds Fiscal 1994
Series A7
0.20%, 01/04/10 (a)(b)	1,400	1,400
GO Bonds Fiscal 2002
Series E
0.57%, 08/01/10	150	154
GO Bonds Fiscal 2002
Series G
0.43%, 08/01/10	985	1,014
GO Bonds Fiscal 2003
Series C
0.47%, 08/01/10	445	457
0.49%, 08/01/10	505	519
GO Bonds Fiscal 2003
Series J
0.75%, 06/01/10	250	254
GO Bonds Fiscal 2004
Series A
0.48%, 08/01/10	1,530	1,570
GO Bonds Fiscal 2004
Series F
0.25%, 01/07/10 (a)(c)(d)(f)	105,000	105,000
GO Bonds Fiscal 2004
Series G
0.48%, 08/01/10	4,640	4,761
0.50%, 08/01/10	250	257
GO Bonds Fiscal 2004
Series I
0.47%, 08/01/10	315	323
GO Bonds Fiscal 2004
Series J
0.25%, 01/07/10 (a)(c)(d)	7,670	7,670
GO Bonds Fiscal 2005
Series B
0.43%, 08/01/10	420	431
GO Bonds Fiscal 2005
Series C3
0.24%, 01/07/10 (a)(c)(d)	12,700	12,700
GO Bonds Fiscal 2005
Series G
0.25%, 01/07/10 (a)(c)(d)	7,555	7,555
GO Bonds Fiscal 2005
Series G&O
0.25%, 01/07/10 (a)(c)(d)	21,915	21,915
GO Bonds Fiscal 2005
Series H
0.73%, 08/01/10	175	179
GO Bonds Fiscal 2005
Series I
0.29%, 02/01/10	1,200	1,205
GO Bonds Fiscal 2005
Series J
0.25%, 01/07/10 (a)(c)(d)	7,015	7,015
0.75%, 03/01/10	10,675	10,748
GO Bonds Fiscal 2005
Series K
0.50%, 01/07/10 (a)(c)(d)	16,005	16,005
GO Bonds Fiscal 2005
Series O
0.23%, 01/07/10 (a)(c)(d)	7,000	7,000
GO Bonds Fiscal 2006
Series G
0.47%, 08/01/10	250	257
0.53%, 08/01/10	250	257
GO Bonds Fiscal 2006
Series I6
0.23%, 01/04/10 (a)(b)	4,000	4,000
GO Bonds Fiscal 2006
Series I7
0.30%, 01/06/10 (a)(b)	16,000	16,000
GO Bonds Fiscal 2008
Series C1
0.47%, 10/01/10	1,000	1,026
GO Bonds Fiscal 2008
Series J3
0.13%, 01/05/10 (a)(b)	7,600	7,600
GO Bonds Fiscal 2008
Series J9
0.19%, 01/07/10 (a)(c)(e)	7,000	7,000
GO Bonds Fiscal 2009
Series H1
0.26%, 01/07/10 (a)(c)(d)	8,250	8,250
GO Bonds Fiscal 2009
Series I1
0.25%, 01/07/10 (a)(c)(d)	14,740	14,740

See financial notes 19

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds Fiscal 2009
Series J1
0.25%, 01/07/10 (a)(c)(d)	4,250	4,250
GO Bonds Fiscal 2009
Series K
0.57%, 08/01/10	140	141
New York City HFA
Housing RB (Normandie Court I)
Series 1991A
0.25%, 01/06/10 (a)(b)	19,240	19,240
New York City Housing Development Corp
M/F Housing RB
Series 2008M
0.55%, 10/01/10	9,000	9,000
M/F Housing RB
Series 2009B3
0.35%, 06/01/10	5,700	5,700
M/F Housing RB
Series 2009C1
0.25%, 01/07/10 (a)(c)(d)	6,000	6,000
M/F Housing RB
Series 2009E
0.45%, 03/15/10	10,815	10,815
M/F Housing RB
Series 2009H
0.55%, 07/01/10	18,600	18,600
M/F Housing RB
Series 2009L
0.40%, 12/15/10	6,000	6,000
New York City IDA
Civic Facility RB (Jewish Board of Family & Childrens Services)
Series 2000
0.26%, 01/06/10 (a)(b)	7,170	7,170
Civic Facility RB (New York Univ)
Series 2001
0.23%, 01/07/10 (a)(c)(d)	6,530	6,530
Civic Facility RB (United Jewish Appeal)
Series 2004B
0.23%, 01/06/10 (a)	6,000	6,000
New York City Municipal Water Finance Auth
CP
Series 5
0.45%, 01/06/10	20,000	20,000
0.25%, 01/21/10	6,300	6,300
0.40%, 03/03/10	37,000	37,000
Crossover Refunding Bond
Series 2002E
0.25%, 01/07/10 (a)(c)(d)	8,590	8,590
Extendible CP Notes
Series 7
0.40%, 01/07/10	18,600	18,600
Extendible CP Notes
Series 8
0.32%, 01/15/10	14,500	14,500
0.30%, 01/22/10	46,225	46,225
Water & Sewer System RB Fiscal 2003
Series A
0.23%, 01/07/10 (a)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2003
Series E
0.23%, 01/07/10 (a)(c)(d)	5,600	5,600
Water & Sewer System RB Fiscal 2004
Series C
0.25%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Water & Sewer System RB Fiscal 2005
Series D
0.25%, 01/07/10 (a)(c)(d)	5,420	5,420
Water & Sewer System RB Fiscal 2006
Series A
0.23%, 01/07/10 (a)(c)(d)	7,000	7,000
0.25%, 01/07/10 (a)(c)(d)	8,445	8,445
Water & Sewer System RB Fiscal 2007
Series CC1
0.23%, 01/04/10 (a)(c)	3,205	3,205
Water & Sewer System RB Fiscal 2008
Series B1
0.20%, 01/07/10 (a)(c)	2,235	2,235
Water & Sewer System RB Fiscal 2009
Series AA
0.25%, 01/07/10 (a)(c)(d)	7,295	7,295
Water & Sewer System RB Fiscal 2009
Series BB1
0.14%, 01/05/10 (a)(c)	1,700	1,700
Water & Sewer System RB Fiscal 2009
Series DD
0.23%, 01/07/10 (a)(c)(d)	5,205	5,205
Water & Sewer System RB Fiscal 2009
Series FF2
0.24%, 01/07/10 (a)(c)(d)	24,000	24,000
0.25%, 01/07/10 (a)(c)(d)	8,000	8,000
Water & Sewer System RB Fiscal 2010
Series CC
0.20%, 01/07/10 (a)(c)(e)	5,000	5,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
0.25%, 01/07/10 (a)(b)(c)(d)	9,950	9,950
Building Aid RB Fiscal 2007
Series S2
0.28%, 01/07/10 (a)(b)(c)(d)	14,590	14,590
Building Aid RB Fiscal 2009
Series S4
0.50%, 09/01/10 (b)(c)(d)	16,435	16,435
Building Aid RB Fiscal 2009
Series S5
0.50%, 09/01/10 (b)(c)(d)	18,080	18,080
Future Tax Secured Sr Refunding Bonds Fiscal 2005
Series A1
0.47%, 11/01/10	900	934
Future Tax Secured Bonds Fiscal 2010
Series A1
0.25%, 01/07/10 (a)(c)(d)	11,000	11,000
Future Tax Secured Sub Bonds Fiscal 2007
Series B
0.25%, 01/07/10 (a)(c)(d)	5,000	5,000
Future Tax Secured Sub Bonds Fiscal 2007
Series C1
0.25%, 01/07/10 (a)(c)(d)	5,000	5,000
0.26%, 01/07/10 (a)(c)(d)	6,000	6,000
Recovery Bonds Fiscal 2003
Series 2A
0.13%, 01/05/10 (a)(c)	15,855	15,855

20 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Recovery Bonds Fiscal 2003
Series 2D
0.27%, 01/06/10 (a)(c)	10,000	10,000
New York City Trust for Cultural Resources
RB (Museum of Modern Art)
Series 2001-1D
0.23%, 01/07/10 (a)(c)(d)	4,015	4,015
Refunding RB (American Museum of Natural History)
Series 2004A
0.28%, 01/07/10 (a)(c)(d)	3,745	3,745
Refunding RB (Museum of Modern Art)
Series 2008-1A
0.55%, 08/01/10 (d)	9,000	9,101
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/17/11 (b)	15,000	15,000
New York State
GO Bonds
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	3,560	3,560
0.64%, 02/15/10	12,760	12,781
New York State Dormitory Auth
CP Notes (Cornell Univ)
0.30%, 02/04/10	6,155	6,155
Hospital RB (New York & Presbyterian Hospital)
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	9,900	9,900
Insured RB (New York Univ)
Series 2001A
0.53%, 07/01/10	1,645	1,685
0.56%, 07/01/10	880	902
RB (Blythedale Children’s Hospital)
Series 2009
0.20%, 01/07/10 (a)(b)	4,500	4,500
RB (Cornell Univ)
Series 2006A
0.25%, 01/07/10 (a)(c)(d)	9,865	9,865
RB (Culinary Institute of America)
Series 2004C
0.23%, 01/07/10 (a)(b)	3,000	3,000
RB (Culinary Institute of America)
Series 2004D
0.23%, 01/07/10 (a)(b)	3,075	3,075
RB (Culinary Institute of America)
Series 2006
0.23%, 01/07/10 (a)(b)	2,775	2,775
RB (D’Youville College)
Series 2008
0.40%, 01/07/10 (a)(b)	5,340	5,340
RB (Long Island Univ)
Series 2006A1
0.35%, 01/07/10 (a)(b)	7,000	7,000
RB (Mental Health Services Facilities Improvement)
Series 2003D1
0.75%, 02/15/10	1,010	1,015
1.05%, 02/15/10	1,070	1,075
1.35%, 02/15/10	150	151
RB (Mental Health Services Facilities Improvement)
Series 2005D1
0.60%, 02/15/10	1,710	1,719
RB (New York Univ)
Series 2001-2
0.23%, 01/07/10 (a)(c)(d)	3,450	3,450
RB (New York Univ)
Series 2009A
0.24%, 01/07/10 (a)(b)(c)(d)	12,590	12,590
0.25%, 01/07/10 (a)(c)(d)	3,195	3,195
RB (Park Ridge Hospital)
Series 2005
0.25%, 01/07/10 (a)(b)	930	930
RB (Pratt Institute)
Series 2009A
0.24%, 01/07/10 (a)(b)	10,775	10,775
RB (St. John’s Univ)
Series 2008B1
0.25%, 01/07/10 (a)(b)	1,600	1,600
State Personal Income Tax RB
Series 2003A
0.36%, 12/15/10	1,540	1,608
State Personal Income Tax RB
Series 2005D
0.70%, 03/15/10	2,435	2,456
State Personal Income Tax RB
Series 2005F
0.25%, 01/07/10 (a)(c)(d)	9,655	9,655
State Personal Income Tax RB
Series 2008B
0.25%, 01/07/10 (a)(c)(d)	1,245	1,245
State Personal Income Tax RB
Series 2009A
0.65%, 03/15/10	9,255	9,280
2.00%, 03/15/10	6,315	6,332
State Personal Income Tax Refunding RB
Series 2005B
0.50%, 01/07/10 (a)(c)(d)	8,980	8,980
State Univ Educational Facilities RB
Series 2000
0.52%, 05/15/10 (b)	2,050	2,112
0.52%, 05/15/10 (b)	10,000	10,300
0.56%, 05/15/10 (b)	400	412
New York State Energy Research & Development Auth
Pollution Control Refunding RB (New York State Electric & Gas)
Series 1994B
0.24%, 01/06/10 (a)(b)	13,000	13,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB
Series 2002B
0.23%, 01/07/10 (a)(c)(d)	24,750	24,750
0.23%, 01/07/10 (a)(c)(d)	9,200	9,200
State Clean Water & Drinking Water Revolving Funds RB
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	13,175	13,175
0.25%, 01/07/10 (a)(c)(d)	1,995	1,995
New York State HFA
Housing RB (505 West 37th St)
Series 2009A
0.22%, 01/06/10 (a)(b)	17,670	17,670
Housing RB (600 West 42nd St)
Series 2009A
0.23%, 01/06/10 (a)(b)	79,400	79,400

See financial notes 21

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Housing RB (Baisley Park Gardens)
Series 2008A
0.25%, 01/06/10 (a)(b)(d)	5,400	5,400
Housing RB (Tribeca Green)
Series 2003A
0.23%, 01/06/10 (a)(b)	39,040	39,040
Service Contract Refunding RB
Series 2003I
0.25%, 01/06/10 (a)(b)	5,000	5,000
Service Contract Refunding RB
Series 2003L
0.22%, 01/06/10 (a)(b)	37,030	37,030
Service Contract Refunding RB
Series 2003M2
0.30%, 01/06/10 (a)(b)	4,200	4,200
State Personal Income Tax RB
Series 2005C
0.25%, 01/06/10 (a)(c)	34,730	34,730
New York State Local Assistance Corp
Bonds
Series 1995C
0.26%, 01/06/10 (a)(b)	20,000	20,000
Sr Lien Refunding Bonds
Series 2007A
0.68%, 04/01/10	10,000	10,106
Sr Lien Refunding Bonds
Series 2008BBV2
0.30%, 01/06/10 (a)(c)	20,000	20,000
New York State Mortgage Agency
Homeowner Mortgage RB
Series 159
0.22%, 01/06/10 (a)(c)	27,800	27,800
New York State Power Auth
CP
Series 1
0.30%, 01/06/10	24,485	24,485
0.33%, 02/02/10	8,000	8,000
0.26%, 02/04/10	12,272	12,272
0.35%, 02/11/10	5,000	5,000
0.30%, 03/02/10	3,600	3,600
CP
Series 2
0.30%, 02/10/10	26,935	26,935
0.30%, 02/12/10	7,850	7,850
0.27%, 04/09/10	23,400	23,400
0.32%, 06/15/10	6,300	6,300
RB
Series 2007A
0.25%, 01/07/10 (a)(c)(d)	1,900	1,900
Tender Notes
Series 1985
0.52%, 03/01/10	8,000	8,000
New York State Thruway Auth
General RB
Series G
0.30%, 01/07/10 (a)(b)(c)(d)	3,950	3,950
General RB
Series H
0.23%, 01/07/10 (a)(b)(c)(d)	17,640	17,640
0.55%, 01/07/10 (a)(b)(c)(d)	4,645	4,645
New York State Tobacco Settlement Financing Corp
Asset-Backed RB
Series 2003A1
0.53%, 06/01/10	1,680	1,711
Asset-Backed RB
Series 2003A1C
0.30%, 01/07/10 (a)(b)(c)(d)	4,795	4,795
Asset-Backed RB
Series 2003B1
0.63%, 06/01/10	225	229
1.20%, 06/01/10	1,990	2,021
Asset-Backed RB
Series 2008A
1.15%, 06/01/10	1,500	1,524
Asset-Backed RB
Series 2008B
1.20%, 06/01/10	17,570	17,843
New York State Urban Development Corp
Correctional Capital Facilities Refunding RB
Series 1993A
1.00%, 01/01/10	3,000	3,000
Service Contract Refunding RB
Series 2005B
0.55%, 01/01/10	500	500
Service Contract Refunding RB
Series 2008A4
0.25%, 01/07/10 (a)(b)(c)	14,000	14,000
Service Contract Refunding RB
Series 2008B
0.42%, 01/01/10	1,000	1,000
State Facilities Refunding RB
Series 1995
0.72%, 04/01/10	2,500	2,530
State Personal Income Tax RB
Series 2004A3C
0.33%, 01/07/10 (a)(c)	6,000	6,000
State Personal Income Tax RB
Series 2005B
0.25%, 01/07/10 (a)(c)(d)	9,195	9,195
State Personal Income Tax RB
Series 2009A1
0.23%, 01/07/10 (a)(c)(d)	2,540	2,540
0.25%, 01/07/10 (a)(c)(d)	4,995	4,995
State Personal Income Tax RB
Series 2009B1
0.62%, 03/15/10	1,000	1,007
0.65%, 03/15/10	24,000	24,159
Oceanside Union Free SD
TAN 2009-2010
0.45%, 06/23/10	16,000	16,117
Otsego Cnty IDA
RB (Mary Imogene Bassett Hospital)
Series 2007A
0.40%, 01/07/10 (a)(b)	8,750	8,750
Oyster Bay
BAN
Series 2009A
0.47%, 03/12/10	5,000	5,004
0.55%, 03/12/10	15,000	15,013
BAN
Series 2009B
0.44%, 09/17/10	10,031	10,124

22 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Plainview-Old Bethpage Central SD
TAN 2009-2010 Taxes
0.54%, 06/30/10	9,500	9,557
Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
0.25%, 01/07/10 (a)(c)(d)	8,330	8,330
Consolidated Bonds 144th
Series
0.25%, 01/07/10 (a)(c)(d)	1,695	1,695
Consolidated Bonds 148th
Series
0.24%, 01/07/10 (a)(c)(d)	24,320	24,320
0.25%, 01/07/10 (a)(c)(d)(f)	36,350	36,350
0.25%, 01/07/10 (a)(c)(d)	8,230	8,230
Consolidated Bonds 160th
Series
0.23%, 01/07/10 (a)(c)(d)	3,125	3,125
CP
Series B
0.45%, 01/07/10	2,200	2,200
0.65%, 01/07/10	8,265	8,265
0.40%, 02/03/10	7,000	7,000
Putnam Cnty
TAN 2009
0.46%, 11/04/10	17,000	17,148
Sales Tax Asset Receivable Corp
RB Fiscal 2005
Series A
0.28%, 01/07/10 (a)(c)(d)	8,815	8,815
Saratoga Cnty
BAN 2009
0.42%, 07/21/10	18,700	18,862
St. Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center)
Series 2006
0.50%, 01/07/10 (a)(b)	3,560	3,560
Suffolk Cnty
Public Improvement Serial Bonds
Series 2009C
0.42%, 10/15/10	6,965	7,106
TAN
Series 2010
0.35%, 08/12/10	18,750	18,938
0.37%, 08/12/10	6,250	6,313
TAN 2009 (
Series II)
0.40%, 09/09/10	15,000	15,113
Syosset Central SD
TAN 2009-2010
0.40%, 06/25/10	9,000	9,068
0.42%, 06/25/10	9,000	9,068
Syracuse IDA
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
0.50%, 01/06/10 (a)(b)	7,675	7,675
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
0.23%, 01/07/10 (a)(c)(d)	7,400	7,400
General RB
Series 2009A1
0.55%, 01/20/10	4,500	4,503
General RB
Series 2008C
0.25%, 01/07/10 (a)(c)(d)	3,735	3,735
General RB
Series 2009A1
0.65%, 01/20/10	20,000	20,014
General Revenue BAN
Series 2009
0.44%, 11/15/10	10,000	10,135
Sub Refunding RB
Series 2002E
0.24%, 01/06/10 (a)(c)(d)	16,240	16,240
0.25%, 01/07/10 (a)(c)(d)	10,660	10,660
0.35%, 01/07/10 (a)(c)(d)	34,425	34,425
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008A
0.27%, 01/07/10 (a)(b)	7,840	7,840
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
0.19%, 01/07/10 (a)(b)	16,800	16,800
Village of East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home)
Series 2008
0.25%, 01/07/10 (a)(b)	9,375	9,375
William Floyd Union Free SD
TAN 2009-2010
0.50%, 06/30/10	35,000	35,302

		2,458,580

Puerto Rico 1.7%
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
0.25%, 01/07/10 (a)(b)(c)(d)	10,080	10,080
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.34%, 01/06/10 (a)(b)	9,200	9,200
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.31%, 01/07/10 (a)(b)(c)(d)	21,660	21,660

		40,940

Total Municipal Securities (Cost $2,499,520)		2,499,520

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $2,499,520.

See financial notes 23

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $877,746 or 35.2% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN — Bond anticipation note
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDRB — Industrial development revenue bond
M/F — Multi-family
RB — Revenue bond
SD — School district
TAN — Tax anticipation note

24 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$2,499,520
Cash		6
Receivables:
Investments sold		2,061
Interest		5,259
Fund shares sold		291
Prepaid expenses	+	41

Total assets		2,507,178

Liabilities
Payables:
Investments bought		12,262
Investment adviser and administrator fees		58
Shareholder services fees to affiliate		10
Fund shares redeemed		2,044
Distributions to shareholders		24
Accrued expenses	+	112

Total liabilities		14,510

Net Assets
Total assets		2,507,178
Total liabilities	—	14,510

Net assets		$2,492,668
Net Assets by Source
Capital received from investors		2,492,668

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,622,466		1,621,847		$1.00
Value Advantage Shares	$870,202		869,489		$1.00

See financial notes 25

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$19,317

Net Realized Gains and Losses
Net realized gains on investments		559

Expenses
Investment adviser and administrator fees		9,587
Transfer agent and shareholder service fees:
Sweep Shares		6,078
Value Advantage Shares		2,574
Temporary Guarantee Program expense (Note 4)		826
Portfolio accounting fees		97
Custodian fees		81
Registration fees		65
Shareholder reports		47
Professional fees		44
Trustees’ fees		37
Interest expense		36
Tax expenses		9
Other expenses	+	69

Total expenses		19,550
Expense reduction by adviser and Schwab	—	4,776
Custody credits	—	15

Net expenses		14,759

Increase (Decrease) in Net Assets from Operations
Total investment income		19,317
Net expenses	—	14,759

Net investment income		4,558
Net realized gains	+	559

Increase in net assets from operations		$5,117

26 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$4,558	$52,621
Net realized gains	+	559	882

Increase in net assets from operations		5,117	53,503

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		1,990	27,339
Value Advantage Shares	+	2,602	25,242

Total distributions from net investment income		4,592	52,581

Distributions from realized gains
Sweep Shares		373	—
Value Advantage Shares	+	200	—

Total distributions from net realized gains		573	—

Total distributions		5,165	52,581

Transactions in Fund Shares*
Shares Sold
Sweep Shares		6,192,682	8,047,210
Value Advantage Shares	+	484,981	1,827,005

Total shares sold		6,677,663	9,874,215

Shares Reinvested
Sweep Shares		2,334	26,540
Value Advantage Shares	+	2,458	22,319

Total shares reinvested		4,792	48,859

Shares Redeemed
Sweep Shares		(6,358,981)	(7,848,484)
Value Advantage Shares	+	(965,927)	(1,978,135)

Total shares redeemed		(7,324,908)	(9,826,619)

Net transactions in fund shares		(642,453)	96,455

Net Assets
Beginning of period		3,135,169	3,037,792
Total increase or decrease	+	(642,501)	97,377

End of period		$2,492,668	$3,135,169

Net investment income not yet distributed		$-	$27

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 27

Schwab New Jersey AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.09		1.66	3.02	2.82	1.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56	[2]	0.64	0.66 [3]	0.65	0.65
Gross operating expenses	0.76		0.74	0.76	0.88	0.86
Net investment income (loss)	0.08		1.63	2.96	2.78	1.78
Net assets, end of period ($ x 1,000,000)	721		835	726	513	472

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.53% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 The ratio of net operating expenses would have been 0.65% if tax expenses had not been incurred.

28 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.8%		Municipal Securities	726,350	726,350

100.8%		Total Investments	726,350	726,350
(0	.8)%	Other Assets and Liabilities, Net		(5,810)

100.0%		Net Assets		720,540

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.8% of net assets

New Jersey 94.2%
Burlington Cnty
BAN
Series 2009A
0.49%, 05/28/10	13,500	13,555
Cliffside Park Borough
BAN
Series 2009C
0.61%, 11/18/10	6,200	6,248
Delaware River Joint Toll Bridge Commission
Bridge System RB
Series 2007B1
0.27%, 01/07/10 (a)(b)	930	930
Delaware River Port Auth
Refunding RB
Series 2008A
0.20%, 01/07/10 (a)(b)	18,215	18,215
Refunding RB
Series 2008B
0.23%, 01/07/10 (a)(b)	3,400	3,400
East Brunswick Township
BAN 2009
0.54%, 04/28/10	14,400	14,444
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2003B
0.23%, 01/07/10 (a)(c)(d)	6,000	6,000
Open Space & Farmland Preservation Bonds
Series 2005A
0.25%, 01/07/10 (a)(c)(d)	4,190	4,190
Hudson Cnty Improvement Auth
Guaranteed Pool Notes
Series 2009B1
1.05%, 09/22/10	12,855	12,919
Livingston Township
BAN
0.50%, 04/29/10	10,000	10,024
Marlboro Township
BAN
Series 2009
0.54%, 04/09/10	15,750	15,790
Mercer Cnty
BAN
Series 2009A
0.87%, 01/14/10	3,700	3,702
New Jersey
GO Bonds
0.42%, 08/01/10	500	515
0.48%, 08/01/10	4,320	4,445
New Jersey Economic Development Auth
First Mortgage Refunding RB (Winchester Gardens at Homestead)
Series 2004B
0.54%, 01/07/10 (a)(b)	7,195	7,195
Motor Vehicle Surcharge RB
Series 2004A
0.25%, 01/07/10 (a)(b)(c)(d)	5,715	5,715
RB (Baptist Home Society)
Series 2003
0.50%, 01/07/10 (a)(b)	3,225	3,225
RB (Blair Academy)
Series 2007
0.17%, 01/07/10 (a)(b)	16,210	16,210
RB (Catholic Community Service)
Series 1993
0.27%, 01/07/10 (a)(b)	3,480	3,480
RB (Crane’s Mill)
Series 2008B
0.23%, 01/07/10 (a)(b)	20,000	20,000
RB (Hun School of Princeton)
Series 2004
0.27%, 01/07/10 (a)(b)	10,245	10,245
RB (Jewish Home at Rockleigh)
Series 1998A
0.41%, 01/01/10 (a)(b)	8,680	8,680
RB (Princeton Day School)
Series 2005
0.24%, 01/06/10 (a)(b)	10,000	10,000
RB (Seabrook Village Facility)
Series 2000A
0.43%, 11/15/10 (b)	2,120	2,285
Refunding RB (Crane’s Mill)
Series 2005B
0.23%, 01/07/10 (a)(b)	4,025	4,025
School Facilities Construction Bonds
Series 2006R1
0.20%, 01/04/10 (a)(b)	2,000	2,000
School Facilities Construction Bonds
Series 2006R2
0.18%, 01/04/10 (a)(b)	3,175	3,175

See financial notes 29

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

School Facilities Construction Bonds
Series 2006R3
0.21%, 01/04/10 (a)(b)	3,175	3,175
School Facilities Construction Bonds
Series 2008X
0.19%, 01/06/10 (a)(b)	40,600	40,600
School Facilities Construction Refunding Bonds
Series 2008V1
0.29%, 01/06/10 (a)(b)	6,500	6,500
School Facilities Construction Refunding Bonds
Series 2008V2
0.35%, 01/06/10 (a)(b)	42,030	42,030
School Facilities Construction Refunding Bonds
Series 2008V3
0.19%, 01/06/10 (a)(b)(e)	9,600	9,600
School Facilities Construction Refunding Bonds
Series 2008V5
0.28%, 01/06/10 (a)(b)	19,100	19,100
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007E
0.25%, 01/07/10 (a)(c)(d)	2,053	2,053
RB (Princeton Univ)
Series 2007F
0.23%, 01/07/10 (a)(c)(d)	6,435	6,435
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital)
Series 2008B
0.18%, 01/07/10 (a)(b)	5,000	5,000
RB (Composite Program)
Series 2003A2
0.32%, 01/07/10 (a)(b)	2,500	2,500
RB (Composite Program)
Series 2006A1
0.18%, 01/07/10 (a)(b)	3,490	3,490
RB (Composite Program)
Series 2006A3
0.18%, 01/07/10 (a)(b)	1,550	1,550
RB (Hackensack Univ Medical Center)
Series 2008
0.30%, 01/07/10 (a)(b)(c)(d)	4,400	4,400
RB (Robert Wood Johnson Univ Hospital)
Series 2004
0.17%, 01/07/10 (a)(b)	14,400	14,400
RB (St. Barnabas Health Care System Issue)
Series 2001A added . After St
0.20%, 01/06/10 (a)(b)	4,500	4,500
RB (St. Peter’s Univ Hospital)
Series 2000B
0.19%, 01/06/10 (a)(b)	1,015	1,015
RB Composite Program
Series 2004A3
0.24%, 01/07/10 (a)(b)	4,300	4,300
RB Meridian Health System Obligation Group Issue
Series 2003B
0.18%, 01/07/10 (a)(b)	1,525	1,525
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008B
0.21%, 01/07/10 (a)(b)	1,600	1,600
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
0.25%, 01/07/10 (a)(b)(c)(d)	10,145	10,145
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.42%, 12/15/10	4,800	5,032
Transportation System Bonds
Series 2006A
0.30%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Transportation System Bonds
Series 2006C
0.23%, 01/07/10 (a)(b)(c)(d)	11,065	11,065
0.26%, 01/07/10 (a)(b)(c)(d)	16,760	16,760
0.26%, 01/07/10 (a)(b)(c)(d)	15,725	15,725
0.26%, 01/07/10 (a)(b)(c)(d)	4,205	4,205
0.26%, 01/07/10 (a)(b)(c)(d)	1,730	1,730
0.70%, 01/28/10 (b)(c)(d)(f)	12,975	12,975
Transportation System Bonds
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	10,245	10,245
Transportation System Bonds
Series 2009A
0.65%, 02/24/10 (b)(c)(d)	15,600	15,600
Transportation System Bonds
Series 2009D
0.23%, 01/06/10 (a)(b)	4,725	4,725
New Jersey Turnpike Auth
Turnpike RB
Series 2000A
0.44%, 01/01/10 (b)	3,360	3,360
0.59%, 01/01/10 (b)	300	300
Turnpike RB
Series 2003C3
0.38%, 01/06/10 (a)(b)(c)	7,600	7,600
Turnpike RB
Series 2009A
0.30%, 01/07/10 (a)(b)	8,000	8,000
Newark Housing Auth
Port Auth-Port Newark Marine Terminal Refunding Bonds (Newark Redevelopment)
Series 2007
0.26%, 01/07/10 (a)(b)(c)(d)	3,420	3,420
North Brunswick Township
BAN
Series 2009A
0.57%, 08/13/10	14,457	14,561
Plainsboro
BAN
0.39%, 12/09/10	17,300	17,439
Port Auth of New York & New Jersey
Consolidated Bonds 140th
Series
0.23%, 01/07/10 (a)(b)(c)(d)	13,965	13,965
Consolidated Bonds 144th
Series
0.23%, 01/07/10 (a)(c)(d)	15,900	15,900
0.25%, 01/07/10 (a)(c)(d)	1,405	1,405

30 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Consolidated Bonds 148th
Series
0.24%, 01/07/10 (a)(c)(d)	4,680	4,680
0.25%, 01/07/10 (a)(c)(d)	1,000	1,000
0.25%, 01/07/10 (a)(c)(d)	16,000	16,000
CP
Series B
0.65%, 01/07/10	41,200	41,200
0.40%, 03/02/10	9,000	9,000
0.40%, 03/04/10	12,500	12,500
Rutgers State Univ
CP
Series A & B
0.29%, 02/08/10 (c)	2,360	2,360
GO Bonds
Series 2009F
0.25%, 01/07/10 (a)(c)(d)	2,815	2,815
Salem Cnty Pollution Control Financing Auth
Refunding RB (Atlantic Electric)
Series 1997A
0.32%, 01/06/10 (a)(b)	6,000	6,000

		679,097

Puerto Rico 6.6%
Puerto Rico
Public Improvement Refunding Bonds
Series 2004B1
0.27%, 01/07/10 (a)(b)(c)	5,200	5,200
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
0.30%, 01/07/10 (a)(b)(c)(d)	900	900
Puerto Rico Children’s Trust Fund
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.43%, 07/01/10 (b)	420	431
0.45%, 07/01/10 (b)	1,000	1,027
0.54%, 07/01/10 (b)	1,000	1,026
0.60%, 07/01/10 (b)	4,300	4,409
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.34%, 01/06/10 (a)(b)	12,100	12,100
Transportation Refunding RB
Series N
0.30%, 01/07/10 (a)(b)(c)(d)	16,860	16,860
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.31%, 01/07/10 (a)(b)(c)(d)	5,300	5,300

		47,253

Total Municipal Securities (Cost $726,350)		726,350

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $726,350.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $214,488 or 29.8% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN — Bond anticipation note
CP — Commercial paper
GO — General obligation
M/F — Multi-family
RB — Revenue bond

See financial notes 31

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$726,350
Cash		1
Receivables:
Investments sold		700
Interest		1,537
Prepaid expenses	+	11

Total assets		728,599

Liabilities
Payables:
Investments bought		8,000
Shareholder services fees to affiliate		20
Accrued expenses	+	39

Total liabilities		8,059

Net Assets
Total assets		728,599
Total liabilities	—	8,059

Net assets		$720,540
Net Assets by Source
Capital received from investors		720,540

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$720,540		719,955		$1.00

32 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$5,065

Net Realized Gains and Losses
Net realized gains on investments		66

Expenses
Investment adviser and administrator fees		2,762
Transfer agent and shareholder service fees		2,765
Temporary Guarantee Program expense (Note 4)		223
Portfolio accounting fees		54
Trustees’ fees		32
Professional fees		29
Interest expense		28
Registration fees		23
Custodian fees		17
Shareholder reports		15
Tax expenses		13
Other expenses	+	20

Total expenses		5,981
Expense reduction by adviser and Schwab	—	1,540
Custody credits	—	7

Net expenses		4,434

Increase (Decrease) in Net Assets from Operations
Total investment income		5,065
Net expenses	—	4,434

Net investment income		631
Net realized gains	+	66

Increase in net assets from operations		$697

See financial notes 33

 Schwab New Jersey AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$631	$13,054
Net realized gains	+	66	115

Increase in net assets from operations		697	13,169

Distributions to Shareholders
Distributions from net investment income		651	13,029
Distributions from net realized gains	+	72	—

Total distributions		723	13,029

Transactions in Fund Shares*
Shares sold		1,740,726	2,688,430
Shares reinvested		714	12,744
Shares redeemed	+	(1,856,123)	(2,591,655)

Net transactions in fund shares		(114,683)	109,519

Net Assets
Beginning of period		835,249	725,590
Total increase or decrease	+	(114,709)	109,659

End of period		$720,540	$835,249

Net investment income not yet distributed		$-	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

34 See financial notes

Schwab Pennsylvania Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.19		1.74	3.06	2.85	1.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[2]	0.65	0.65	0.65	0.65
Gross operating expenses	0.76		0.75	0.77	0.89	0.88
Net investment income (loss)	0.20		1.71	3.00	2.81	1.82
Net assets, end of period ($ x 1,000,000)	529		631	525	412	378

1 Per share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 35

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.2%		Municipal Securities	530,478	530,478

100.2%		Total Investments	530,478	530,478
(0	.2)%	Other Assets and Liabilities, Net		(1,047)

100.0%		Net Assets		529,431

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.2% of net assets

Pennsylvania 99.3%
Adams Cnty IDA
RB (Brethren Home Community)
Series 2007
0.29%, 01/07/10 (a)(b)	4,540	4,540
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
0.55%, 04/15/10 (e)	6,359	6,358
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.28%, 01/07/10 (a)(c)(d)	17,455	17,455
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.25%, 01/07/10 (a)(b)(c)(d)	9,640	9,640
RB (Univ of Pittsburgh Medical Center)
Series 2007C
0.25%, 01/07/10 (a)(b)(c)(d)	1,100	1,100
RB (West Penn Allegheny Health System)
Series 2000B
0.47%, 11/15/10 (b)	7,095	7,776
Allegheny Cnty IDA
RB (St. Joseph High School)
Series 2009
0.98%, 12/17/10 (b)	1,750	1,750
Butler Cnty General Auth
School RB (Butler Area SD)
Series 2007
0.23%, 01/07/10 (a)(b)(c)(d)	10,170	10,170
Butler Cnty IDA
RB (Armco)
Series 1996A
0.29%, 01/07/10 (a)(b)	6,650	6,650
RB (Butler Cnty Family YMCA)
Series 2005
0.26%, 01/07/10 (a)(b)	8,855	8,855
Commonwealth Financing Auth
RB
Series 2006A
0.28%, 01/07/10 (a)(c)(d)	9,850	9,850
Cumberland Cnty Municipal Auth
RB (Presbyterian Homes)
Series 2008C
0.30%, 01/07/10 (a)(b)	7,840	7,840
Delaware River Joint Toll Bridge Commission
Bridge System RB
Series 2007B1
0.27%, 01/07/10 (a)(b)	4,200	4,200
Delaware River Port Auth
Refunding RB
Series 2008A
0.20%, 01/07/10 (a)(b)	5,120	5,120
Emmaus General Auth
Local Government RB (Pennridge SD)
Series 1989F22
0.25%, 01/06/10 (a)(b)	4,655	4,655
Erie City Water Auth
Water RB
Series 2006A
0.75%, 06/01/10 (b)	9,500	9,549
Franklin Cnty IDA
Bonds (Menno Haven)
Series 2008
0.23%, 01/07/10 (a)(b)	2,710	2,710
Harrisburg Auth
Water Refunding RB
Series 2002B
0.41%, 01/07/10 (a)(b)(c)	3,515	3,515
Indiana Cnty IDA
Pollution Control Refunding RB (New York State Electric & Gas)
Series 2006
0.27%, 01/06/10 (a)(b)	1,100	1,100
Lackawanna Cnty
GO Notes
Series 2008B
0.41%, 01/07/10 (a)(b)(c)	8,235	8,235
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community)
Series 2002
0.37%, 01/01/10 (a)(b)	4,850	4,850
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2004A
0.28%, 01/07/10 (a)(b)(c)(d)	5,000	5,000
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2009
0.50%, 09/01/10 (b)(c)(d)	5,000	5,000

36 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Montgomery Cnty IDA
Environmental Facilities RB (Lonza)
Series 2000
0.36%, 01/07/10 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Peco Energy)
Series 1994A
0.30%, 01/05/10 (b)	13,340	13,340
0.43%, 02/05/10 (b)	12,100	12,100
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.30%, 01/05/10 (b)	17,760	17,760
RB (Waverly Heights)
Series 2009
0.32%, 01/06/10 (a)(b)	1,700	1,700
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts)
Series 2001A
0.26%, 01/07/10 (a)(b)	3,195	3,195
Northhampton Cnty
RB (Binney & Smith)
Series 1997A
0.42%, 01/06/10 (a)(b)	7,500	7,500
Pennsylvania
GO Bonds First
Series 2001
0.44%, 01/15/10	300	300
GO Bonds First
Series 2003
0.34%, 01/01/10	8,310	8,310
0.52%, 01/01/10	1,000	1,000
GO Bonds First
Series 2009
0.25%, 01/07/10 (a)(c)(d)	1,300	1,300
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Shippingport)
Series 2005A
0.28%, 01/06/10 (a)(b)(g)	11,000	11,000
RB (Lithographers Real Estate)
Series 2008B1
0.29%, 01/07/10 (a)(b)	4,200	4,200
Refunding RB (PPL Energy Supply)
Series 2009A
0.62%, 09/01/10 (b)	15,350	15,350
Refunding RB (PPL Energy Supply)
Series 2009B
0.50%, 04/01/10 (b)	10,000	10,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.28%, 01/06/10 (a)(b)	2,145	2,145
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008A
0.28%, 01/06/10 (a)(c)	4,600	4,600
Rental Housing Refunding Bonds
Series 2008B
0.28%, 01/06/10 (a)(c)	6,930	6,930
Rental Housing Refunding Bonds
Series 2008C
0.28%, 01/06/10 (a)(c)	1,455	1,455
S/F Mortgage RB
Series 1997-61A
0.28%, 01/07/10 (a)(c)(d)	6,885	6,885
S/F Mortgage RB
Series 2003-97A
0.36%, 01/07/10 (a)(c)(d)	770	770
S/F Mortgage RB
Series 2004-77B
0.38%, 01/06/10 (a)(c)	9,000	9,000
S/F Mortgage RB
Series 2004-82B
0.25%, 01/06/10 (a)(c)	6,505	6,505
S/F Mortgage RB
Series 2004-86B
0.25%, 01/06/10 (a)(c)	17,320	17,320
S/F Mortgage RB
Series 2004-86C
0.25%, 01/06/10 (a)(c)	3,285	3,285
S/F Mortgage RB
Series 2005-88C
0.26%, 01/06/10 (a)(c)(g)	15,080	15,080
S/F Mortgage RB
Series 2006-95A
0.28%, 01/07/10 (a)(c)(d)	2,500	2,500
S/F Mortgage RB
Series 2006-96A
0.28%, 01/07/10 (a)(c)(d)	2,980	2,980
S/F Mortgage RB
Series 2007-100A
0.40%, 01/07/10 (a)(c)(d)	7,825	7,825
S/F Mortgage RB
Series 2007-100C
0.27%, 01/06/10 (a)(c)	3,250	3,250
S/F Mortgage RB
Series 2007-99A
0.29%, 01/07/10 (a)(c)(d)	4,680	4,680
Pennsylvania Higher Educational Facilities Auth
RB
Series 2001I1
0.25%, 01/07/10 (a)(b)	5,500	5,500
RB (Assoc of Independent Colleges & Univs)
Series 2004M3
0.25%, 01/07/10 (a)(b)	3,855	3,855
RB (Bryn Mawr College)
Series 2009
0.75%, 02/10/10	7,500	7,500
RB (Holy Family Univ)
Series 2008
0.23%, 01/07/10 (a)(b)	2,150	2,150
RB (Thomas Jefferson Univ)
Series 2008A
0.17%, 01/07/10 (a)(b)	1,500	1,500
Pennsylvania State Public School Building Auth
Lease RB (Philadelphia SD)
Series 2006B
0.30%, 01/07/10 (a)(b)(c)(d)	920	920
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005B
0.23%, 01/07/10 (a)(b)(c)	2,100	2,100
Turnpike RB
Series 2004A
0.23%, 01/07/10 (a)(b)(c)(d)	9,850	9,850
Turnpike RB
Series 2008B6
0.25%, 01/07/10 (a)(b)	6,545	6,545

See financial notes 37

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Turnpike Sub RB
Series 2008A1
0.55%, 01/07/10 (a)(b)(c)(d)	2,650	2,650
Pennsylvania State Univ
Bonds
Series 2007A
0.23%, 01/07/10 (a)(b)(c)(d)	3,570	3,570
Refunding Bonds
Series 2009B
0.46%, 06/01/10	7,500	7,532
Philadelphia
Airport RB
Series 2007A
0.30%, 01/07/10 (a)(b)(c)(d)	14,700	14,700
Airport Refunding RB
Series 2007B
0.30%, 01/07/10 (a)(b)(c)(d)	2,850	2,850
Water & Wastewater RB
Series 1997B
0.22%, 01/06/10 (a)(b)	5,300	5,300
Water & Wastewater Refunding RB
Series 2005B
0.27%, 01/06/10 (a)(b)	1,145	1,145
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center)
Series 2007B
0.25%, 01/07/10 (a)(b)(c)(d)	9,080	9,080
Philadelphia Municipal Auth
Lease RB
Series 2009
0.24%, 01/07/10 (a)(b)(c)(d)	5,525	5,525
Philadelphia SD
GO Refunding Bonds
Series 2008A3
0.20%, 01/07/10 (a)(b)	6,900	6,900
TRAN
Series 2009-2010
0.72%, 06/30/10	10,000	10,087
Pittsburgh Public Parking Auth
RB
Series 2000
0.42%, 06/01/10 (b)(f)	4,700	4,801
Pittsburgh Water & Sewer Auth
Sub Refunding RB
Series 2008C1B
0.65%, 09/01/10 (b)	5,000	5,045
Ridley SD
GO Bonds
Series 2009
0.23%, 01/07/10 (a)(b)	2,920	2,920
Somerset Cnty
Bonds
Series 2007
0.26%, 01/07/10 (a)(b)(c)	1,840	1,840
Somerset Cnty Hospital Auth
RB (Somerset Community Hospital)
Series 2007A
0.21%, 01/07/10 (a)(b)	3,995	3,995
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2000B
0.25%, 01/07/10 (a)(c)(d)	1,370	1,370
Univ Capital Project & Refunding Bonds
Series 2005C
0.30%, 01/14/10	20,000	20,000
Univ Capital Project & Refunding Bonds
Series 2007B
0.30%, 02/03/10	5,500	5,500
Univ Capital Project Bonds
Series 2009B
0.25%, 01/07/10 (a)(c)(d)	4,425	4,425
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2007A
1.25%, 07/01/10 (b)	4,200	4,200
Westmoreland Cnty IDA
IDRB (White Consolidated Industries)
Series 1982
0.61%, 06/01/10 (b)	6,940	6,940

		525,478

Puerto Rico 0.9%
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB
Series N
0.30%, 01/07/10 (a)(b)(c)(d)	5,000	5,000

Total Municipal Securities (Cost $530,478)		530,478

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $530,478.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $145,095 or 27.4% of net assets.
(e)	Illiquid security. At the period end, the value of this amounted to $6,358 or 1.2% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.

GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDRB — Industrial development revenue bond
MF — Multi-family
RB — Revenue bond
SD — School district
S/F — Single-family
TRAN — Tax and revenue anticipation note

38 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$530,478
Cash		5
Receivables:
Investments sold		3,012
Interest		811
Prepaid expenses	+	7

Total assets		534,313

Liabilities
Payables:
Investments bought		4,826
Shareholder services fees to affiliate		18
Accrued expenses	+	38

Total liabilities		4,882

Net Assets
Total assets		534,313
Total liabilities	—	4,882

Net assets		$529,431
Net Assets by Source
Capital received from investors		529,431

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$529,431		529,180		$1.00

See financial notes 39

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$4,401

Net Realized Gains and Losses
Net realized gains on investments		9

Expenses
Investment adviser and administrator fees		1,952
Transfer agent and shareholder service fees		1,957
Temporary Guarantee Program expense (Note 4)		147
Portfolio accounting fees		48
Trustees’ fees		31
Registration fees		30
Professional fees		28
Shareholder reports		14
Custodian fees		13
Tax expenses		10
Interest expense		8
Other expenses	+	15

Total expenses		4,253
Expense reduction by adviser and Schwab	—	984

Net expenses		3,269

Increase (Decrease) in Net Assets from Operations
Total investment income		4,401
Net expenses	—	3,269

Net investment income		1,132
Net realized gains	+	9

Increase in net assets from operations		$1,141

40 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$1,132	$9,346
Net realized gains	+	9	143

Increase in net assets from operations		1,141	9,489

Distributions to Shareholders
Distributions from net investment income		1,141	9,344
Distributions from net realized gains	+	10	—

Total distributions		1,151	9,344

Transactions in Fund Shares*
Shares sold		1,527,366	2,150,156
Shares reinvested		1,137	9,154
Shares redeemed	+	(1,630,081)	(2,053,785)

Net transactions in fund shares		(101,578)	105,525

Net Assets
Beginning of period		631,019	525,349
Total increase or decrease	+	(101,588)	105,670

End of period		$529,431	$631,019

Net investment income not yet distributed		$-	$2

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 41

Schwab Massachusetts AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	(0.00)[1]		—	—	—	—

Total distributions	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.22		1.62	3.04	2.81	1.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	[2]	0.64	0.65	0.65	0.63
Gross operating expenses	0.77		0.75	0.78	0.90	0.87
Net investment income (loss)	0.18		1.59	2.99	2.77	1.76
Net assets, end of period ($ x 1,000,000)	481		523	543	399	351

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.54 % if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

42 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.8%	Municipal Securities	480,118	480,118

99.8%	Total Investments	480,118	480,118
0.2%	Other Assets and Liabilities, Net		1,109

100.0%	Net Assets		481,227

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.8% of net assets

Massachusetts 98.8%
Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center)
Series 2006B
0.22%, 01/06/10 (a)(b)	3,975	3,975
Danvers
GO BAN
Series 2009
0.48%, 07/09/10	6,000	6,047
Haverhill
GO BAN
1.00%, 11/05/10	1,582	1,595
Malden
GO BAN
Series A
0.59%, 04/30/10	5,000	5,019
Marion
GO BAN 2009
0.45%, 12/10/10	4,787	4,834
Massachusetts
GO Bonds Consolidated Loan of 2000
Series A
0.72%, 02/01/10 (b)	3,550	3,601
0.50%, 02/10/10 (b)	5,740	5,823
GO Bonds Consolidated Loan of 2000
Series B
0.43%, 06/01/10	500	511
0.68%, 06/01/10 (b)	2,300	2,343
GO Bonds Consolidated Loan of 2002
Series C
0.45%, 04/07/10 (c)(d)	5,130	5,130
GO Bonds Consolidated Loan of 2002
Series E
0.65%, 01/01/10	1,570	1,570
GO Bonds Consolidated Loan of 2004
Series D
0.50%, 01/07/10 (a)(c)(d)	6,665	6,665
GO Bonds Consolidated Loan of 2007
Series C
0.23%, 01/07/10 (a)(c)(d)	17,200	17,200
0.24%, 01/07/10 (a)(c)(d)	3,000	3,000
0.30%, 01/07/10 (a)(c)(d)	3,900	3,900
GO RAN
Series 2009C
0.40%, 06/24/10	5,000	5,050
0.42%, 06/24/10	500	505
0.49%, 06/24/10	500	505
GO Refunding Bonds
Series 1996A
0.48%, 11/01/10	825	863
GO Refunding Bonds
Series 1998A
0.20%, 01/07/10 (a)(c)	1,000	1,000
GO Refunding Bonds
Series 2001B
0.29%, 01/07/10 (a)(c)	10,885	10,885
GO Refunding Bonds
Series 2004A
0.30%, 01/07/10 (a)(c)(d)	5,700	5,700
0.50%, 01/07/10 (a)(c)(d)	1,300	1,300
0.50%, 01/07/10 (a)(c)(d)	5,390	5,390
0.50%, 01/07/10 (a)(c)(d)	2,235	2,235
GO Refunding Bonds
Series 2004B
0.50%, 01/07/10 (a)(c)(d)	5,160	5,160
Special Obligation RB Consolidated Loan of 2005
Series A
0.50%, 01/07/10 (a)(c)(d)	5,950	5,950
Massachusetts Bay Transportation Auth
CP Sales Tax BAN
Series A
0.35%, 02/04/10 (c)	2,000	2,000
0.35%, 03/04/10 (c)	8,475	8,475
General Transportation System Refunding Bonds
Series 1994A
0.71%, 03/01/10	4,065	4,106
Sr Sales Tax Bonds
Series 2004C
0.50%, 01/07/10 (a)(c)(d)	2,160	2,160
Sr Sales Tax Bonds
Series 2007A1
0.22%, 01/07/10 (a)(c)(d)	5,020	5,020
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington)
Series 2005B
0.21%, 01/07/10 (a)(b)	5,730	5,730
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.23%, 01/07/10 (a)(b)	5,000	5,000
RB (Babson College)
Series 2008A
0.17%, 01/07/10 (a)(b)	4,300	4,300

See financial notes 43

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Berkshire School)
Series 2001
0.36%, 01/07/10 (a)(b)	10,500	10,500
RB (Boston College)
Series P
0.24%, 01/07/10 (a)(c)(d)	11,250	11,250
RB (Boston Univ)
Series U5A
0.22%, 01/07/10 (a)(b)	6,670	6,670
RB (Boston Univ)
Series U5B
0.17%, 01/07/10 (a)(b)	5,695	5,695
RB (Eaglebrook School)
Series 2007
0.21%, 01/06/10 (a)(b)	225	225
RB (Fay School)
Series 2008
0.25%, 01/07/10 (a)(b)	5,400	5,400
RB (Fessenden School)
Series 2001
0.25%, 01/07/10 (a)(b)	6,450	6,450
RB (Greater Boston Food Bank)
Series 2008A
0.25%, 01/06/10 (a)(b)	7,395	7,395
RB (Marine Biological Laboratory)
Series 2006
0.25%, 01/07/10 (a)(b)	7,970	7,970
RB (Masonic Nursing Home)
Series 2002A
0.32%, 01/06/10 (a)(b)	12,200	12,200
RB (Newbury College)
Series 2009
0.19%, 01/07/10 (a)(b)	4,000	4,000
RB (Tabor Academy)
Series 2007B
0.23%, 01/06/10 (a)(b)	4,110	4,110
RB (Thayer Academy)
Series 2007
0.25%, 01/07/10 (a)(b)(c)	11,200	11,200
RB (WGBH Educational Foundation)
Series 2008B
0.26%, 01/07/10 (a)(b)(c)(d)	13,649	13,649
RB (Worcester Academy)
Series 2000
0.36%, 01/07/10 (a)(b)	4,210	4,210
RB (Worcester Academy)
Series 2008
0.27%, 01/07/10 (a)(b)	300	300
RB (YMCA of Greater Worcester)
Series 2006
0.24%, 01/06/10 (a)(b)	9,095	9,095
Refunding RB (Tabor Academy)
Series 2007A
0.23%, 01/06/10 (a)(b)	7,385	7,385
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
0.48%, 07/08/10	4,928	4,928
RB (CIL Realty of Massachusetts)
Series 2009
0.20%, 01/07/10 (a)(b)	3,310	3,310
RB (Harvard Univ)
Series 2009A
0.25%, 01/07/10 (a)(c)(d)	21,250	21,250
RB (Hebrew Rehabilitation Center)
Series 2007D
0.20%, 01/07/10 (a)(b)	2,300	2,300
RB (Hillcrest Extended Care Services)
Series A
0.25%, 01/06/10 (a)(b)	1,440	1,440
RB (MIT)
Series 2008N
0.22%, 01/07/10 (a)(c)(d)	3,430	3,430
RB (MIT)
Series 2008O
0.25%, 01/07/10 (a)(c)(d)	5,995	5,995
RB (MIT)
Series K
0.25%, 01/07/10 (a)(c)(d)	10,510	10,510
RB (Museum of Fine Arts)
Series 2007A1
0.23%, 01/04/10 (a)(c)	8,600	8,600
RB (Partners HealthCare System)
Series 2008H1
0.50%, 01/13/10	15,000	15,000
0.43%, 03/11/10	6,000	6,000
RB (South Shore Hospital)
Series 2008G
0.30%, 01/07/10 (a)(b)(c)	3,160	3,160
RB (Stonehill College)
Series 2008K
0.23%, 01/04/10 (a)(b)	600	600
RB (Tufts Univ)
Series 2008N1
0.23%, 01/04/10 (a)(c)	1,800	1,800
RB (Worcester City Campus - Univ of Massachusetts)
Series 2005D
0.25%, 01/07/10 (a)(b)(c)(d)	12,005	12,005
RB (Worcester City Campus - Univ of Massachusetts)
Series 2007E&F
0.23%, 01/07/10 (a)(b)(c)(d)	2,980	2,980
Revenue Notes (Harvard Univ)
Series EE
0.20%, 01/08/10	1,827	1,827
Massachusetts HFA
Housing Bonds
Series 2003H
0.26%, 01/07/10 (a)(c)(d)	2,495	2,495
Massachusetts Port Auth
RB
Series 2005A
0.23%, 01/07/10 (a)(b)(c)(d)	6,765	6,765
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.23%, 01/07/10 (a)(c)(d)	11,200	11,200
0.23%, 01/07/10 (a)(c)(d)	5,000	5,000
0.25%, 01/07/10 (a)(c)(d)	8,175	8,175
Dedicated Sales Tax Bonds
Series 2007A
0.23%, 01/07/10 (a)(c)(d)	12,600	12,600
0.23%, 01/07/10 (a)(c)(d)	2,685	2,685

44 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Massachusetts Water Pollution Abatement Trust
State Revolving Fund Bonds
Series 14
0.26%, 01/07/10 (a)(c)(d)	2,300	2,300
Massachusetts Water Resources Auth
General RB
Series 2002B
0.23%, 01/07/10 (a)(c)(d)	3,900	3,900
General RB
Series 2008A
0.28%, 01/07/10 (a)(c)(d)	6,025	6,025
General Refunding RB
Series 2007B
0.26%, 01/07/10 (a)(c)(d)	5,345	5,345
0.50%, 01/07/10 (a)(c)(d)	7,175	7,175
Middleton
GO BAN
0.36%, 12/09/10	5,000	5,077
New Bedford
GO BAN 2009
0.80%, 02/12/10	6,252	6,261
Weymouth
GO BAN
0.66%, 09/16/10	5,000	5,029

		475,418

Puerto Rico 1.0%
Puerto Rico Highway & Transportation Auth
Transportation RB

Series A
0.34%, 01/06/10 (a)(b)	4,700	4,700

Total Municipal Securities (Cost $480,118)		480,118

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $480,118.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $223,544 or 46.5% of net assets.

BAN — Bond anticipation note
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency/authority
IDRB — Industrial development revenue bond
RAN — Revenue anticipation note
RB — Revenue bond

See financial notes 45

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$480,118
Cash		19
Receivables:
Investments sold		35
Interest		1,096
Prepaid expenses	+	8

Total assets		481,276

Liabilities
Payables:
Shareholder services fees to affiliate		12
Accrued expenses	+	37

Total liabilities		49

Net Assets
Total assets		481,276
Total liabilities	—	49

Net assets		$481,227
Net Assets by Source
Capital received from investors		481,227

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$481,227		480,808		$1.00

46 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$3,734

Net Realized Gains and Losses
Net realized gains on investments		206

Expenses
Investment adviser and administrator fees		1,762
Transfer agent and shareholder service fees		1,766
Temporary Guarantee Program expense (Note 4)		137
Portfolio accounting fees		49
Registration fees		32
Trustees’ fees		31
Professional fees		28
Tax expenses		23
Shareholder reports		10
Custodian fees		9
Interest expense		3
Other expenses	+	14

Total expenses		3,864
Expense reduction by adviser and Schwab	—	1,012

Net expenses		2,852

Increase (Decrease) in Net Assets from Operations
Total investment income		3,734
Net expenses	—	2,852

Net investment income		882
Net realized gains	+	206

Increase in net assets from operations		$1,088

See financial notes 47

 Schwab Massachusetts AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$882	$8,465
Net realized gains	+	206	372

Increase in net assets from operations		1,088	8,837

Distributions to Shareholders
Distributions from net investment income		902	8,460
Distributions from net realized gains	+	206	—

Total distributions		1,108	8,460

Transactions in Fund Shares*
Shares sold		1,525,121	1,867,523
Shares reinvested		1,101	8,265
Shares redeemed	+	(1,567,848)	(1,896,479)

Net transactions in fund shares		(41,626)	(20,691)

Net Assets
Beginning of period		522,873	543,187
Total decrease	+	(41,646)	(20,314)

End of period		$481,227	$522,873

Net investment income not yet distributed		$-	$3

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

48 See financial notes

 Schwab Municipal Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

 49

 Schwab Municipal Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to their average daily net assets.

50

 Schwab Municipal Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. To the extent a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. Any defensive investments in taxable securities and securities whose interest is subject to AMT could generate taxable income. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

 51

 Schwab Municipal Money Funds

Financial Notes (continued)

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The program expired on September 18, 2009. The Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund and the Schwab Massachusetts AMT Tax-Free Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund and the Schwab Massachusetts AMT Tax-Free Money Fund paid $291, $78, $52 and $48, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund and the Schwab Massachusetts AMT Tax-Free Money Fund paid $872, $236, $154 and $144, respectively, to participate in the Program Extensions, which covered the period December 19, 2008 through September 18, 2009. The cost of participating in the Program and the Program Extensions was borne by each participating fund and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and
Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pay Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to funds’ shareholders holding shares of the funds through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets as follows:

Shareholder Service Fees

Sweep Shares	0.35%
Value Advantage Shares*	0.22%

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares*	0.05%	0.17%

52

 Schwab Municipal Money Funds

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Contractual Expense Limitation

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit total annual fund operating expenses, excluding interest, taxes, costs of participating in the U. S. Treasury Temporary Guarantee Program, and certain non-routine expenses, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees, as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

In addition, effective January 1, 2009 through December 31, 2010, CSIM and Schwab agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ net assets.

Voluntary Expense Waiver Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the funds, as applicable. Schwab and the investment adviser may recapture from the funds any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the funds to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. As of December 31, 2009, the balance of recoupable expenses is as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
Expiration date	Money Fund	Money Fund	Money Fund	Money Fund

December 31, 2012	$2,519	$923	$501	$565

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of December 31, 2009, each fund’s aggregate security transactions with other Schwab Funds were as follows:

Schwab New York AMT Tax-Free Money Fund	$1,967,555
Schwab New Jersey AMT Tax-Free Money Fund	$1,036,195
Schwab Pennsylvania Municipal Money Fund	$812,430
Schwab Massachusetts AMT Tax-Free Money Fund	$808,748

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

 53

 Schwab Municipal Money Funds

Financial Notes (continued)

6. Board of Trustees (continued):

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit for the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the funds had no distributable earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the funds had no capital loss carry forwards available to offset net capital gains before the expiration dates.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2009, the funds had no deferred realized net capital losses and there were no capital losses utilized to offset capital gains.

The tax-basis components of distributions during the current and prior periods were:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$4,592	$651	$1,141	$902
Ordinary income	498	36	5	187
Long term capital gain	75	36	5	19

Prior period distributions
Tax-exempt income	$52,581	$13,029	$9,344	$8,460
Ordinary income	—	—	—	—
Long term capital gain	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

54

 Schwab Municipal Money Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, the funds made the following reclassifications:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Capital shares	$(21)	$(14)	$(8)	$(17)
Undistributed net investment income	7	8	7	17
Net realized capital gains and losses	14	6	1	—

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund (four of the portfolios constituting Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

56

Other Federal Tax Information, (unaudited)
(All dollar amounts are x 1,000)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the period ended December 31, 2009.

Percentage

Schwab New York AMT Tax-Free Money Fund	100
Schwab New Jersey AMT Tax-Free Money Fund	100
Schwab Pennsylvania Municipal Money Fund	100
Schwab Massachusetts AMT Tax-Free Money Fund	100

For the period ended December 31, 2009, the funds hereby designate the following as a capital gain dividend:

Schwab New York AMT Tax-Free Money Fund	$75
Schwab New Jersey AMT Tax-Free Money Fund	36
Schwab Pennsylvania Municipal Money Fund	5
Schwab Massachusetts AMT Tax-Free Money Fund	19

 57

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	167,980,932,203.89	9,759,702,512.60	94.51%
Walter W. Bettinger, II	169,473,571,327.92	8,267,063,388.57	95.35%
Mariann Byerwalter	169,937,016,287.95	7,803,618,428.54	95.61%
John F. Cogan	170,662,820,803.72	7,077,813,912.77	96.02%
William A. Hasler	169,192,884,471.18	8,547,750,245.31	95.19%
Gerald B. Smith	170,117,528,534.11	7,623,106,182.38	95.71%
Donald R. Stephens	170,431,060,392.66	7,309,574,323.83	95.89%
Joseph H. Wender	169,811,426,468.85	7,929,208,247.64	95.54%
Michael W. Wilsey	169,819,526,309.55	7,921,108,406.94	95.54%

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Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1—Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals) ; Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1—Director, Mission West Properties Board 2—Director, TOUSA Board 3—Director, Harris-Stratex Networks Board 4—Director, Globalstar, Inc. Board 5—Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1—Lead Independent Director, Board of Cooper Industries Board 2—Director and Chairman of the Audit Committee of Oneok Partners LP Board 3—Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1—Director and Chairman of the Audit Committee, Isis Pharmaceuticals

 59

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

60

 Officers of the Trust

Name, Year of Birth, and Position(s)	Principal Occupations
with the trust; (Terms of office, and	During the Past Five
length of Time Served3)	Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 61

Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (Effective Maturity Date). For those securities with a maturity-shortening provision, including variable-rate demand securities, the maturity is determined by using the Effective Maturity Date.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

62

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1—0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity or the Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 63

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We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control)

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

64

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
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Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
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Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13859-13

Annual report dated December 31, 2009 enclosed.

Schwab Taxable Money Funds

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Value Advantage
Money Fund®

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Schwab Taxable Money Funds

Annual Report
December 31, 2009

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Value Advantage
Money Fund®

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, investment conditions for money market funds industry-wide improved markedly from 2008, but continued to be challenging as interest rates declined to and then remained at historically low levels. Compared to a year earlier, concern surrounding the ability of money funds to meet safety and liquidity requirements in the wake of the credit crisis receded as the introduction of government programs, the proposal of new money fund regulations by the U.S. Securities and Exchange Commission (SEC), and a general recovery in the markets helped to bolster investor confidence.

Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the reporting period. The funds also maintained a positive net yield. However, the low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities, translated into low yields on securities in which Schwab’s money funds invest.

Recognizing the important role that money market funds play in investors’ portfolios, Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser Charles Schwab Investment Management, Inc. (CSIM) voluntarily waived certain fees or expenses to maintain a positive net yield for certain Schwab money funds. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

As you may have noticed in your recent money fund shareholder reports, we have added several new charts and tables related to portfolio composition in an effort to provide greater transparency to investors. Additional information specific to Schwab’s money funds, such as a list of frequently asked questions and recent holdings for select money funds, can be found at www.schwab.com/moneyfunds and on www.schwabinstitutional.com.

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000.

Sincerely,

Schwab Taxable Money Funds 1

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Taxable Money Funds

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Karen Wiggan, a managing director and portfolio manager of the investment adviser, has been responsible for day-to-day management of the funds since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Taxable Money Funds 3

Schwab Government Money Fund™

The Schwab Government Money Fund provided safety and liquidity to shareholders throughout the reporting period. During the year, there was a 35% decline in agency discount note issuance by Freddie Mac, Fannie Mae and the Federal Home Loan Banks. The reduction in supply, along with continued high demand, led to a decline in yields for short term agency securities. The fund’s low yield was a product of these low yielding discount notes, in combination with a historically low interest rate environment. In an effort to bolster the yield of the fund, the investment adviser increased its holdings in repurchase agreements during the latter half of the year. Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 46 and 74 days (from 12/31/08-12/31/09). During the latter half of the year, the fund decreased its WAM as a result of its increased holdings in repurchase agreements with short maturities.

As of 12/31/09:
 Portfolio Composition by Maturity1

% of Investments

1-15 Days	45.2%
16-30 Days	6.8%
31-60 Days	19.7%
61-90 Days	10.3%
91-120 Days	9.6%
More than 120 Days	8.4%

 Statistics

Weighted Average Maturity[2]	46 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	60.2%
Repurchase Agreements	33.4%
Commercial Paper (CP)
Asset Backed CP5	4.0%
Bank Notes (BN)
TLGP BN6	0.7%
Corporate Notes (CN)
TLGP CN6	0.7%
Other CN	1.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes paper issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[6]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Government Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Government
Money Fund
Sweep Shares

Ticker Symbol	SWGXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.03%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.46% to the seven-day yield.

Schwab Government Money Fundtm 5

Schwab U.S. Treasury Money Fund™

The Schwab U.S. Treasury Money Fund remained closed to new investor accounts during the reporting period. However, the fund continued to accept additional investments from existing account holders who have selected the fund as their sweep feature.

Throughout 2009 there was continued high demand for short dated U.S. Treasury securities (Treasury bills), not only by retail accounts but other types of investors such as securities lenders, hedge funds and corporations. Over the year, the U.S. Treasury continued to take supply out of the market by completely winding down the Supplementary Financing Program (SFP). At the highpoint of the year, this program reached $200 billion and, by the end of the year, it had rolled down to $5 billion. The result was more demand than supply, which in turn led to historically low Treasury bill yields. Also during the period, the Federal Funds Rate stood at a target range of 0% to 0.25%. Therefore, the fund’s low yield was a product of a combination of the historically low Treasury bill yields and the low interest rate environment.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 55 and 85 days (from 12/31/08-12/31/09). During the latter half of the year, and in response to proposed changes to industry regulations governing the WAM of money market funds, the fund targeted Treasury bills and coupons in the front end of the Treasury curve. The fund’s investment managers invested in government agency securities during the period to support the fund’s gross yield.1 Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.2 For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 12/31/09:
 Portfolio Composition by Maturity3

% of Investments

1-15 Days	23.7%
16-30 Days	6.6%
31-60 Days	31.0%
61-90 Days	28.3%
91-120 Days	2.6%
More than 120 Days	7.8%

 Statistics

Weighted Average Maturity[4]	55 days
Credit Quality of Holdings[5] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type6

% of Investments

U.S. Treasury	83.4%
Government Agency	16.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[2]	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[3]	As shown in the Portfolio Holdings section of the shareholder report.
[4]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[5]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[6]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab U.S. Treasury Money Fundtm

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab US Treasury
Money Fund
Sweep Shares

Ticker Symbol	SWUXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield—Without Contractual Expense Limitation[3]	-0.14%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[3]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver. The voluntary expense waiver added 0.44% to the seven-day yield.

Schwab U.S. Treasury Money Fundtm 7

Schwab Value Advantage Money Fund®

The Schwab Value Advantage Money Fund provided safety and liquidity to shareholders throughout the reporting period. The fund’s low yield was a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities in which the fund invests. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

Market liquidity and credit conditions in the money market sector continued to improve during the reporting period. In the second half of the year, the investment adviser sought to increase the yield of the fund by reducing the fund’s position in low yielding government agency securities and expanding the investment in higher yielding credit sensitive securities. Additionally, as we moved back into the credit sector, the fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—was extended in an effort to capture and bolster yield as the LIBOR curve remained historically steep. The fund’s WAM ranged between 47 and 74 days (from 12/31/08-12/31/09). Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 12/31/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	35.0%
16-30 Days	10.9%
31-60 Days	19.4%
61-90 Days	11.5%
91-120 Days	6.2%
More than 120 Days	17.0%

 Statistics

Weighted Average Maturity[2]	63 days
Credit Quality of Holdings[3] % of portfolio	99.98% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	14.0%
Repurchase Agreements	9.5%
Commercial Paper (CP)
Asset Backed CP5	16.3%
Bank/Financial CP	8.5%
Sovereign CP	0.3%
Certificates of Deposit	40.1%
Bank Notes (BN)
TLGP BN6	0.4%
Other BN	3.3%
Corporate Notes (CN)	4.0%
Time Deposits	3.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes paper issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[6]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

8 Schwab Value Advantage Money Fund®

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Value Advantage Money Fund
				Institutional
	Investor	Select	Institutional	Prime
	Shares	Shares®	Shares	Shares®

Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000[2]	$1,000,000	$3,000,000	$10,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.08%	0.11%

Seven-Day Yield—Without Contractual Expense Limitation[4]	-0.09%	-0.09%	0.02%	0.04%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.08%	0.11%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the benefit of the fund’s agreement with Schwab and the investment adviser to limit each share class’s total annual fund operating expenses to certain levels (contractual expense limitation). In addition, Schwab and the investment adviser have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. Please see Note 5 in the Financial Notes section for additional details.
[4]	Yield does not reflect the benefit of the contractual expense limitation but does reflect the benefit of the voluntary expense waiver, if any. The voluntary expense waiver added 0.11% and 0.01% to the seven-day yields of the Investor Shares and Select Shares, respectively.

Schwab Value Advantage Money Fund® 9

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab Government Money Fundtm
Actual Return	0.33%	$1,000	$1,000.10	$1.66
Hypothetical 5% Return	0.33%	$1,000	$1,023.54	$1.68

Schwab U.S. Treasury Money Fundtm
Actual Return	0.24%	$1,000	$1,000.10	$1.21
Hypothetical 5% Return	0.24%	$1,000	$1,024.00	$1.22

Schwab Value Advantage Money Fund®
Investor Shares
Actual Return	0.40%	$1,000	$1,000.10	$2.02
Hypothetical 5% Return	0.40%	$1,000	$1,023.19	$2.04
Select Shares®
Actual Return	0.34%	$1,000	$1,000.30	$1.71
Hypothetical 5% Return	0.34%	$1,000	$1,023.49	$1.73
Institutional Shares
Actual Return	0.27%	$1,000	$1,000.70	$1.36
Hypothetical 5% Return	0.27%	$1,000	$1,023.84	$1.38
Institutional Prime Shares®
Actual Return	0.24%	$1,000	$1,000.90	$1.21
Hypothetical 5% Return	0.24%	$1,000	$1,024.02	$1.22

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

10 Schwab Taxable Money Funds

Schwab Government Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.04	0.04	0.03
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.04	0.04	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.04)	(0.04)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.09		1.98	4.55	4.37	2.52

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[2]	0.73 [3]	0.74	0.75	0.75
Gross operating expenses	0.74		0.75	0.75	0.84	0.83
Net investment income (loss)	0.09		1.86	4.41	4.31	2.49
Net assets, end of period ($ x 1,000,000)	14,555		15,473	7,544	3,513	2,471

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 11

 Schwab Government Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

63.3%		Federal Agency Securities	9,206,427	9,206,427
1.4%		Other Variable-Rate Obligations	200,000	200,000
4.1%		Other Fixed-Rate Obligations	598,236	598,236
34.4%		Other Investments	5,010,591	5,010,591

103.2%		Total Investments	15,015,254	15,015,254
(3	.2)%	Other Assets and Liabilities, Net		(460,754)

100.0%		Net Assets		14,554,500

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 63.3% of net assets

Fixed-Rate Coupon Notes 20.4%
Fannie Mae
0.11%, 01/15/10	30,394	30,477
0.20%, 01/15/10	198,282	198,816
0.50%, 01/15/10	33,445	33,531
0.72%, 01/15/10	25,000	25,062
0.12%, 01/15/10	50,000	50,135
0.09%, 02/15/10	16,168	16,242
0.19%, 05/20/10	50,000	50,419
0.38%, 06/15/10	15,569	16,043
Federal Home Loan Bank
1.00%, 01/15/10	50,000	50,002
0.10%, 01/28/10	200,000	200,127
0.53%, 02/04/10	100,000	100,000
0.67%, 02/05/10	230,000	230,549
1.05%, 02/12/10	50,000	49,997
1.06%, 02/17/10	30,000	29,999
1.12%, 02/18/10	40,000	39,995
1.09%, 02/26/10	83,395	83,383
1.10%, 03/05/10	40,000	39,996
0.75%, 03/05/10	75,000	75,038
1.15%, 03/11/10	50,000	49,994
0.90%, 03/12/10	33,735	33,930
1.18%, 03/18/10	50,000	49,995
1.00%, 03/26/10	75,000	74,989
0.50%, 04/13/10	100,000	100,110
0.88%, 04/15/10	56,810	56,808
0.80%, 04/23/10	100,000	99,997
0.80%, 04/28/10	50,000	50,002
0.30%, 05/11/10	15,000	15,010
0.24%, 05/14/10	64,575	65,673
0.35%, 05/14/10	50,000	50,824
0.66%, 05/26/10	87,940	87,883
0.40%, 05/28/10	75,000	75,045
0.55%, 06/03/10	120,000	119,998
0.38%, 06/11/10	17,950	18,256
0.38%, 06/18/10	15,650	15,820
0.60%, 06/18/10	50,000	49,988
0.60%, 07/13/10	24,700	24,686
0.57%, 07/22/10	6,520	6,519
0.55%, 07/29/10	35,350	35,349
0.58%, 08/05/10	50,000	49,989
0.61%, 08/13/10	100,000	101,685
0.52%, 08/27/10	50,000	50,276
0.52%, 10/19/10	100,000	99,979
0.31%, 10/28/10 (e)	94,000	93,988
0.40%, 12/27/10 (e)	50,000	50,000
0.40%, 12/28/10 (e)	65,000	64,997
Freddie Mac
0.35%, 02/09/10	23,000	23,110
0.36%, 03/01/10	40,000	40,260

		2,974,971

Fixed-Rate Discount Notes 31.4%
Fannie Mae
0.20%, 01/04/10	24,551	24,551
0.18%, 01/04/10	31,250	31,250
0.16%, 01/04/10	39,300	39,300
0.17%, 01/04/10	170,429	170,426
0.31%, 01/06/10	36,750	36,748
0.52%, 01/19/10	97,210	97,185
0.27%, 01/27/10	29,418	29,412
0.16%, 02/01/10	199,363	199,336
0.13%, 02/01/10	127,650	127,636
0.12%, 02/01/10	42,800	42,796
0.28%, 02/03/10	30,000	29,992
0.07%, 02/04/10	700,000	699,954
0.15%, 02/05/10	12,000	11,998
0.13%, 02/24/10	6,992	6,991
0.12%, 03/01/10	347,778	347,712
0.17%, 03/01/10	48,203	48,190
0.16%, 03/01/10	6,036	6,035
0.33%, 03/01/10	37,160	37,140
0.14%, 03/15/10	250,000	249,929
0.18%, 04/01/10	136,021	135,962
0.16%, 04/01/10	165,000	164,936
0.19%, 04/01/10	186,000	185,916
0.18%, 04/19/10	295,475	295,315
0.18%, 04/22/10	75,000	74,958
0.23%, 05/03/10	32,078	32,053
0.21%, 06/16/10	75,000	74,927
Federal Home Loan Bank
0.30%, 01/13/10	49,127	49,122
0.10%, 01/13/10	10,000	10,000
0.95%, 01/19/10	50,000	49,977

12 See financial notes

 Schwab Government Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.29%, 01/22/10	13,000	12,998
0.31%, 01/22/10	59,430	59,419
Freddie Mac
0.20%, 01/05/10	13,900	13,900
0.09%, 01/19/10	13,136	13,135
0.24%, 01/20/10	25,000	24,997
0.20%, 01/20/10	36,500	36,496
0.23%, 01/20/10	75,000	74,991
0.35%, 02/03/10	23,825	23,817
0.45%, 02/04/10	42,635	42,617
1.01%, 02/04/10	25,000	24,976
0.35%, 02/04/10	16,800	16,794
0.16%, 02/22/10 (e)	101,000	101,580
0.14%, 03/02/10	13,700	13,697
0.15%, 03/09/10	6,000	5,998
0.14%, 03/09/10	10,000	9,997
0.11%, 03/15/10	107,893	107,869
0.50%, 03/16/10	8,400	8,391
0.17%, 03/16/10	25,000	24,991
0.11%, 03/16/10	86,490	86,470
0.16%, 03/22/10	5,200	5,198
0.25%, 03/23/10	135,500	135,425
0.15%, 03/24/10	25,000	24,991
0.16%, 04/06/10	150,000	149,937
0.17%, 04/07/10	77,300	77,265
0.19%, 04/22/10	50,000	49,972
0.17%, 05/10/10	95,650	95,592
0.21%, 06/07/10	13,300	13,288

		4,564,548

Variable-Rate Coupon Notes 11.5%
Fannie Mae
0.17%, 01/13/10	100,000	99,965
0.23%, 01/21/10	100,000	100,000
0.22%, 02/12/10	50,000	49,999
Federal Farm Credit Bank
0.24%, 01/28/10	71,000	71,000
Federal Home Loan Bank
0.12%, 01/11/10	25,000	25,001
0.19%, 01/13/10	250,000	249,980
0.18%, 01/14/10	100,000	99,973
0.16%, 01/26/10	150,000	150,000
0.08%, 02/08/10	100,000	100,000
0.24%, 02/19/10	50,000	49,998
Freddie Mac
0.08%, 01/11/10	150,000	150,000
0.18%, 01/12/10	150,000	150,000
0.18%, 01/14/10	200,000	200,026
0.24%, 03/03/10	100,000	99,978
0.22%, 03/24/10	71,000	70,988

		1,666,908

Total Federal Agency Securities (Cost $9,206,427)		9,206,427

Other Variable-Rate Obligations 1.4% of net assets

FDIC Insured Obligations 1.4%
Bank of America, N.A., (FDIC Insured)
0.23%, 02/05/10 (a)(d)	100,000	100,000
General Electric Capital Corp., (FDIC Insured)
0.66%, 03/09/10 (a)(d)	100,000	100,000

Total Other Variable-Rate Obligations (Cost $200,000)		200,000

Other Fixed-Rate Obligations 4.1% of net assets

Commercial Paper & Other Corporate Obligations 4.1%
Straight A Funding, L.L.C.
0.21%, 01/07/10 (a)(b)(c)(f)	40,000	39,999
0.20%, 02/02/10 (a)(b)(c)(f)	40,000	39,993
0.20%, 02/03/10 (a)(b)(c)(f)	15,000	14,997
0.20%, 02/08/10 (a)(b)(c)(f)	75,000	74,984
0.20%, 02/10/10 (a)(b)(c)(f)	50,000	49,990
0.17%, 02/16/10 (a)(b)(c)(f)	53,385	53,373
0.19%, 02/18/10 (a)(b)(c)(f)	50,000	49,987
0.18%, 03/04/10 (a)(b)(c)(f)	200,000	199,938
0.18%, 03/08/10 (a)(b)(c)(f)	75,000	74,975

Total Other Fixed-Rate Obligations (Cost $598,236)		598,236

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 34.4% of net assets

Repurchase Agreements 34.4%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,442,000
0.01%, issued 12/31/09, due 01/04/10	1,400,002	1,400,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $520,000
0.10%, issued 12/08/09, due 01/06/10	500,040	500,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $728,028
0.10%, issued 12/15/09, due 01/07/10	700,045	700,000
Credit Suisse Securities (USA) L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $26,106
0.01%, issued 12/31/09, due 01/04/10	25,591	25,591
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,032,200
0.11%, issued 12/04/09, due 01/04/10	1,000,095	1,000,000
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $722,540
0.02%, issued 12/31/09, due 01/04/10	685,002	685,000

See financial notes 13

 Schwab Government Money Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $309,660
0.10%, issued 12/15/09, due 01/05/10	300,017	300,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $420,000
0.01%, issued 12/31/09, due 01/04/10	400,000	400,000

Total Other Investments (Cost $5,010,591)		5,010,591

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $15,015,254.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $598,236 or 4.1% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Callable security.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

14 See financial notes

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$10,004,663
Repurchase agreements, at amortized cost	+	5,010,591

Total investments		15,015,254
Receivables:
Interest		26,731
Prepaid expenses	+	221

Total assets		15,042,206

Liabilities
Payables:
Investments bought		486,814
Shareholder services fees to affiliate		261
Accrued expenses	+	631

Total liabilities		487,706

Net Assets
Total assets		15,042,206
Total liabilities	−	487,706

Net assets		$14,554,500
Net Assets by Source
Capital received from investors		14,554,499
Net investment income not yet distributed		1

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$14,554,500		14,555,563		$1.00

See financial notes 15

 Schwab Government Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$91,437

Net Realized Gains and Losses
Net realized gains on investments		1

Expenses
Investment adviser and administrator fees		48,707
Transfer agent and shareholder service fees		61,885
Temporary Guarantee Program expense (Note 4)		1,500
Shareholder reports		487
Registration fees		407
Portfolio accounting fees		374
Custodian fees		302
Professional fees		83
Trustees’ fees		67
Other expenses	+	485

Total expenses		114,297
Expense reduction by adviser and Schwab	−	37,424

Net expenses		76,873

Increase (Decrease) in Net Assets from Operations
Total investment income		91,437
Net expenses	−	76,873

Net investment income		14,564
Net realized gains	+	1

Increase in net assets from operations		$14,565

16 See financial notes

 Schwab Government Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$14,564	$196,608
Net realized gains	+	1	68

Increase in net assets from operations		14,565	196,676

Distributions to Shareholders
Distributions from net investment income		14,595	196,608

Transactions in Fund Shares*
Shares sold		60,343,646	59,579,530
Shares reinvested		14,324	192,664
Shares redeemed	+	(61,275,987)	(51,843,914)

Net transactions in fund shares		(918,017)	7,928,280

Net Assets
Beginning of period		15,472,547	7,544,199
Total increase or decrease	+	(918,047)	7,928,348

End of period		$14,554,500	$15,472,547

Net investment income not yet distributed		$1	$31

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 17

Schwab U.S. Treasury Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.01	0.04	0.04	0.02
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.01	0.04	0.04	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.01)	(0.04)	(0.04)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.01		1.35	4.15	4.18	2.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[2]	0.59 [3]	0.60	0.62	0.64
Gross operating expenses	0.72		0.74	0.75	0.83	0.83
Net investment income (loss)	0.01		1.02	3.90	4.10	2.32
Net assets, end of period ($ x 1,000,000)	19,509		31,986	9,967	3,538	3,574

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

18 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

8.9%	U.S. Government Agency Securities	1,739,180	1,739,180
83.2%	U.S. Government Securities	16,234,573	16,234,573
7.7%	Variable-Rate Obligations	1,499,954	1,499,954

99.8%	Total Investments	19,473,707	19,473,707
0.2%	Other Assets and Liabilities, Net		35,664

100.0%	Net Assets		19,509,371

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Agency Securities 8.9% of net assets

Fixed-Rate Coupon Note 0.3%
Federal Home Loan Bank
0.50%, 01/08/10	53,470	53,503

Fixed-Rate Discount Notes 8.6%
Fannie Mae
0.25%, 01/14/10	32,555	32,552
0.27%, 01/27/10	17,665	17,662
0.22%, 01/28/10	53,000	52,991
0.07%, 02/01/10	100,000	99,994
0.07%, 02/04/10	21,420	21,419
0.13%, 03/10/10	9,400	9,398
0.14%, 03/18/10	30,445	30,436
0.21%, 06/02/10	18,107	18,091
Federal Home Loan Bank
0.09%, 01/06/10	14,525	14,525
0.11%, 01/06/10	68,759	68,758
0.07%, 01/08/10	89,299	89,298
0.29%, 01/08/10	154,075	154,066
0.29%, 01/13/10	100,000	99,990
0.11%, 01/14/10	270,000	269,989
0.09%, 01/27/10	45,900	45,897
0.08%, 02/01/10	86,360	86,354
0.10%, 02/12/10	3,170	3,170
0.08%, 02/19/10	155,175	155,158
Freddie Mac
0.27%, 01/04/10	9,248	9,248
0.09%, 01/11/10	4,740	4,740
0.20%, 01/11/10	15,585	15,584
0.30%, 01/19/10	24,890	24,886
0.29%, 01/20/10	150,000	149,977
0.22%, 01/28/10	100,000	99,983
0.07%, 02/19/10	46,930	46,925
0.13%, 02/24/10	27,973	27,968
0.21%, 06/01/10	36,650	36,618

		1,685,677

Total U.S. Government Agency Securities (Cost $1,739,180)		1,739,180

U.S. Government Securities 83.2% of net assets

Treasury Notes 18.7%
U.S. Treasury Notes
3.63%, 01/15/10	162,000	162,218
2.13%, 01/31/10	300,000	300,427
3.50%, 02/15/10	300,000	301,261
4.75%, 02/15/10	250,000	251,385
6.50%, 02/15/10	400,000	403,017
2.00%, 02/28/10	817,615	819,993
1.75%, 03/31/10	685,000	687,695
4.00%, 04/15/10	50,000	50,485
2.13%, 04/30/10	200,000	201,208
4.50%, 05/15/10	100,000	101,476
2.63%, 05/31/10	150,000	151,470
2.88%, 06/30/10	200,000	202,584
3.88%, 09/15/10	15,700	16,092

		3,649,311

U.S. Treasury Bills 64.5%
U.S. Treasury Bills
0.08%, 01/07/10	650,000	649,991
0.27%, 01/07/10	200,000	199,991
0.28%, 01/07/10	212,000	211,990
0.08%, 01/14/10	679,720	679,701
0.27%, 01/14/10	400,000	399,961
0.07%, 01/28/10	150,000	149,992
0.08%, 01/28/10	300,000	299,983
0.14%, 01/28/10	450,000	449,954
0.07%, 02/04/10	100,000	99,993
0.08%, 02/04/10	50,000	49,996
0.17%, 02/04/10	150,000	149,977
0.06%, 02/11/10	500,000	499,966
0.07%, 02/11/10	207,790	207,775
0.16%, 02/11/10	300,000	299,947
0.07%, 02/18/10	1,600,000	1,599,852
0.16%, 02/18/10	80,000	79,983
0.18%, 02/18/10	11,670	11,667
0.25%, 02/18/10	49,100	49,084
0.04%, 02/25/10	166,270	166,260
0.10%, 02/25/10	300,000	299,954
0.06%, 03/04/10	1,550,000	1,549,845
0.02%, 03/11/10	413,380	413,364
0.06%, 03/11/10	500,000	499,942
0.07%, 03/11/10	500,000	499,938

See financial notes 19

 Schwab U.S. Treasury Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.17%, 03/11/10	200,000	199,935
0.23%, 03/11/10	200,000	199,912
0.04%, 03/18/10	900,000	899,924
0.18%, 03/18/10	171,000	170,935
0.05%, 03/25/10	350,000	349,960
0.47%, 04/01/10	100,000	99,883
0.50%, 04/01/10	150,000	149,813
0.17%, 05/13/10	211,290	211,162
0.48%, 06/03/10	50,000	49,896
0.49%, 06/03/10	100,000	99,795
0.55%, 06/03/10	75,000	74,825
0.60%, 06/03/10	111,405	111,122
0.54%, 06/10/10	100,000	99,760
0.17%, 06/17/10	100,000	99,921
0.45%, 06/17/10	100,000	99,791
0.55%, 07/01/10	50,000	49,863
0.49%, 07/29/10	50,000	49,858
0.41%, 12/16/10	50,000	49,801

		12,585,262

Total U.S. Government Securities (Cost $16,234,573)		16,234,573

Variable-Rate Obligations 7.7% of net assets

Fannie Mae
0.17%, 01/13/10	1,000,000	1,000,000
Freddie Mac
0.18%, 01/14/10	500,000	499,954

Total Variable-Rate Obligations (Cost $1,499,954)		1,499,954

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $19,473,707.

20 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$19,473,707
Cash		5
Receivables:
Interest		36,110
Prepaid expenses	+	331

Total assets		19,510,153

Liabilities
Payables:
Shareholder services fees to affiliate		206
Accrued expenses	+	576

Total liabilities		782

Net Assets
Total assets		19,510,153
Total liabilities	−	782

Net assets		$19,509,371
Net Assets by Source
Capital received from investors		19,509,364
Net investment income not yet distributed		7

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$19,509,371		19,509,573		$1.00

See financial notes 21

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$90,415

Net Realized Gains and Losses
Net realized gains on investments		138

Expenses
Investment adviser and administrator fees		73,546
Transfer agent and shareholder service fees		96,684
Temporary Guarantee Program expense (Note 4)		3,216
Portfolio accounting fees		526
Custodian fees		415
Shareholder reports		157
Professional fees		106
Trustees’ fees		85
Other expenses	+	464

Total expenses		175,199
Expense reduction by adviser and Schwab	−	88,156

Net expenses		87,043

Increase (Decrease) in Net Assets from Operations
Total investment income		90,415
Net expenses	−	87,043

Net investment income		3,372
Net realized gains	+	138

Increase in net assets from operations		$3,510

22 See financial notes

 Schwab U.S. Treasury Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$3,372	$193,243
Net realized gains	+	138	335

Increase in net assets from operations		3,510	193,578

Distributions to Shareholders
Distributions from net investment income		3,372	193,243

Transactions in Fund Shares*
Shares sold		56,097,897	93,441,522
Shares reinvested		3,294	189,409
Shares redeemed	+	(68,577,851)	(71,612,347)

Net transactions in fund shares		(12,476,660)	22,018,584

Net Assets
Beginning of period		31,985,893	9,966,974
Total increase or decrease	+	(12,476,522)	22,018,919

End of period		$19,509,371	$31,985,893

Net investment income not yet distributed		$7	$—

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 23

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Investor Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.05	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.03	0.05	0.05	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.05)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.24		2.59	5.01	4.72	2.86

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	[2]	0.44 [3]	0.45	0.45	0.45
Gross operating expenses	0.59		0.56	0.55	0.57	0.56
Net investment income (loss)	0.27		2.60	4.89	4.65	2.83
Net assets, end of period ($ x 1,000,000)	23,242		37,685	43,248	33,206	24,112

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Select Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.05	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.03	0.05	0.05	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.05)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.31		2.69	5.12	4.82	2.96

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[2]	0.34 [3]	0.35	0.35	0.35
Gross operating expenses	0.49		0.45	0.45	0.53	0.56
Net investment income (loss)	0.35		2.71	4.99	4.79	3.03
Net asset, end of period ($ x 1,000,000)	4,091		6,130	7,453	5,158	2,325

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.40% for Investor Shares and 0.31% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 The ratio of net operating expenses would have been 0.43% for Investor Shares and 0.33% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

24 See financial notes

 Schwab Value Advantage Money Fund®

Financial Highlights continued

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
Institutional Shares	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.05	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—	—

Total from investment operations	0.00	[1]	0.03	0.05	0.05	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.05)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.39		2.78	5.23	4.94	3.08

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.28	[2]	0.25 [2]	0.24	0.24	0.24
Gross operating expenses	0.38		0.35	0.34	0.49	0.56
Net investment income (loss)	0.42		2.77	5.10	4.90	3.11
Net assets, end of period ($ x 1,000,000)	3,087		4,464	4,748	3,817	1,929

	1/1/09–		1/1/08–	1/1/07–	10/5/06[3]–
Institutional Prime Shares	12/31/09		12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.01
Net realized and unrealized gains (losses)	(0.00)[1]		—	—	—

Total from investment operations	0.00	[1]	0.03	0.05	0.01
Less Distributions From:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00

Total return (%)	0.42		2.81	5.26	1.25	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[2]	0.22 [2]	0.21	0.21	[5]
Gross operating expenses	0.35		0.32	0.32	0.36	[5]
Net investment income (loss)	0.43		2.89	5.12	5.18	[5]
Net assets, end of period ($ x 1,000,000)	2,185		2,476	4,235	1,693

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.24% for Institutional Shares and 0.21% for Institutional Prime Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
3 Commencement of operations.
4 Not annualized.
5 Annualized.

See financial notes 25

 Schwab Value Advantage Money Fund

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

78.1%		Fixed-Rate Obligations	25,474,806	25,474,806
12.4%		Variable-Rate Obligations	4,038,163	4,038,163
9.6%		Other Investments	3,114,584	3,114,584

100.1%		Total Investments	32,627,553	32,627,553
(0	.1)%	Other Assets and Liabilities, Net		(22,218)

100.0%		Net Assets		32,605,335

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 78.1% of net assets

Commercial Paper & Other Corporate Obligations 25.1%
Alpine Securitization Corp.
0.17%, 01/07/10 (a)(b)(c)	58,000	57,998
0.18%, 01/08/10 (a)(b)(c)	96,000	95,997
0.17%, 01/11/10 (a)(b)(c)	67,000	66,997
0.18%, 01/21/10 (a)(b)(c)	108,000	107,989
ANZ National (Int’l) Ltd.
0.41%, 03/01/10 (a)	50,000	49,966
Atlantic Asset Securitization, L.L.C.
0.25%, 01/07/10 (a)(b)(c)	50,000	49,998
0.28%, 01/20/10 (a)(b)(c)	100,000	99,985
0.28%, 01/22/10 (a)(b)(c)	75,000	74,988
Atlantis One Funding Corp.
0.23%, 02/10/10 (a)(b)(c)	54,000	53,986
Australia & New Zealand Banking Group
0.40%, 02/08/10	47,000	46,980
0.38%, 02/18/10	37,000	36,981
Bank of America Corp.
0.32%, 06/11/10	104,000	103,851
CAFCO, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	216,000	215,762
CBA (Delaware) Finance, Inc.
0.20%, 03/15/10 (a)	137,000	136,946
0.20%, 03/16/10 (a)	14,000	13,994
Chariot Funding, L.L.C.
0.17%, 01/06/10 (a)(b)(c)	170,237	170,233
0.17%, 01/07/10 (a)(b)(c)	14,000	14,000
0.17%, 01/08/10 (a)(b)(c)	45,000	44,998
0.17%, 01/12/10 (a)(b)(c)	40,000	39,998
0.17%, 01/15/10 (a)(b)(c)	105,000	104,993
Ciesco, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	150,000	149,835
0.42%, 04/08/10 (a)(b)(c)	86,000	85,903
Citigroup Funding, Inc.
0.30%, 01/05/10 (a)	50,000	49,998
0.30%, 01/21/10 (a)	90,000	89,985
0.64%, 05/04/10 (a)	246,000	245,462
0.44%, 06/10/10 (a)	152,000	151,703
CRC Funding, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	249,000	248,759
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.28%, 01/05/10 (b)(c)	162,000	161,995
0.28%, 01/11/10 (b)(c)	24,000	23,998
0.29%, 01/12/10 (b)(c)	208,000	207,982
0.25%, 03/08/10 (b)(c)	32,000	31,985
0.25%, 03/10/10 (b)(c)	15,000	14,993
Danske Corp. (Danish Government Guarantee)
0.17%, 01/19/10 (a)(c)	50,000	49,996
0.15%, 02/01/10 (a)(c)	65,000	64,992
0.18%, 02/10/10 (a)(c)	212,000	211,958
DnB NOR Bank ASA
0.30%, 01/06/10	101,000	100,996
0.21%, 01/29/10	50,000	49,992
Enterprise Funding Co., L.L.C.
0.22%, 03/05/10 (a)(b)(c)	97,000	96,963
Falcon Asset Securitization Corp.
0.17%, 01/05/10 (a)(b)(c)	14,000	14,000
0.17%, 01/06/10 (a)(b)(c)	17,000	17,000
0.17%, 01/07/10 (a)(b)(c)	50,000	49,999
0.19%, 01/07/10 (a)(b)(c)	20,000	19,999
0.16%, 01/14/10 (a)(b)(c)	20,600	20,599
0.16%, 01/27/10 (a)(b)(c)	29,000	28,997
Gemini Securitization Corp., L.L.C.
0.20%, 01/15/10 (a)(b)(c)	25,000	24,998
0.21%, 01/19/10 (a)(b)(c)	28,000	27,997
Grampian Funding, L.L.C.
0.34%, 02/04/10 (a)(b)(c)	26,000	25,992
0.31%, 03/01/10 (a)(b)(c)	54,000	53,973
0.32%, 03/18/10 (a)(b)(c)	181,000	180,878
0.35%, 04/15/10 (a)(b)(c)	70,000	69,929
JPMorgan Chase & Co.
0.19%, 01/11/10	214,000	213,989
Jupiter Securitization Corp.
0.17%, 01/04/10 (a)(b)(c)	18,010	18,010
0.16%, 01/13/10 (a)(b)(c)	18,000	17,999
0.17%, 01/14/10 (a)(b)(c)	65,000	64,996
0.17%, 01/21/10 (a)(b)(c)	38,000	37,996
Kitty Hawk Funding Corp.
0.17%, 01/07/10 (a)(b)(c)	10,518	10,518
0.19%, 02/02/10 (a)(b)(c)	34,000	33,994
Manhattan Asset Funding Capital Co., L.L.C.
0.21%, 01/04/10 (a)(b)(c)	25,000	25,000
0.24%, 01/14/10 (a)(b)(c)	15,000	14,999
0.27%, 02/22/10 (a)(b)(c)	36,000	35,986
0.24%, 03/10/10 (a)(b)(c)	32,000	31,985
Market Street Funding Corp.
0.25%, 01/06/10 (a)(b)(c)	13,000	13,000
0.25%, 01/12/10 (a)(b)(c)	170,000	169,987

26 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Nationwide Building Society
0.58%, 01/06/10	32,000	31,997
0.50%, 01/15/10	50,000	49,990
0.40%, 02/17/10	68,000	67,964
0.52%, 05/13/10	25,000	24,952
Nordea North America, Inc.
0.18%, 01/07/10 (a)	69,000	68,998
0.20%, 03/02/10 (a)	60,000	59,980
0.20%, 03/08/10 (a)	19,000	18,993
Old Line Funding, L.L.C.
0.24%, 01/07/10 (a)(b)(c)	45,080	45,078
0.17%, 01/13/10 (a)(b)(c)	82,906	82,901
0.20%, 01/14/10 (a)(b)(c)	18,000	17,999
0.18%, 01/20/10 (a)(b)(c)	12,000	11,999
0.22%, 02/08/10 (a)(b)(c)	28,010	28,003
0.18%, 02/09/10 (a)(b)(c)	70,882	70,868
0.50%, 02/10/10 (a)(b)(c)	35,000	34,981
0.18%, 02/11/10 (a)(b)(c)	17,000	16,996
0.19%, 02/11/10 (a)(b)(c)	50,000	49,989
0.50%, 02/12/10 (a)(b)(c)	50,000	49,971
Ranger Funding Co., L.L.C.
0.22%, 03/17/10 (a)(b)(c)	45,081	45,060
0.24%, 03/22/10 (a)(b)(c)	15,056	15,048
Santander Central Hispano Finance (Delaware), Inc.
0.65%, 06/03/10 (a)	74,700	74,494
0.41%, 08/13/10 (a)	125,000	124,681
0.41%, 09/03/10 (a)	143,000	142,601
Societe de Prise de Participation de I’Etat (French Government Guarantee)
0.17%, 02/25/10 (a)(c)	112,000	111,971
Societe Generale North America, Inc.
0.02%, 01/04/10 (a)	35,000	35,000
0.50%, 06/08/10 (a)	65,000	64,857
Solitaire Funding, L.L.C.
0.38%, 01/04/10 (a)(b)(c)	73,000	72,998
0.22%, 01/15/10 (a)(b)(c)	7,000	6,999
0.31%, 01/20/10 (a)(b)(c)	160,000	159,974
0.25%, 01/22/10 (a)(b)(c)	60,000	59,991
0.32%, 01/26/10 (a)(b)(c)	50,000	49,989
0.32%, 01/27/10 (a)(b)(c)	57,000	56,987
0.30%, 02/02/10 (a)(b)(c)	42,000	41,989
Starbird Funding Corp.
0.28%, 01/04/10 (a)(b)(c)	45,000	44,999
Straight A Funding, L.L.C.
0.18%, 01/04/10 (a)(b)(c)(g)	222,060	222,056
0.21%, 01/07/10 (a)(b)(c)(g)	38,000	37,999
0.17%, 01/08/10 (a)(b)(c)(g)	25,008	25,007
0.21%, 01/11/10 (a)(b)(c)(g)	19,000	18,999
0.21%, 01/12/10 (a)(b)(c)(g)	20,000	19,999
0.18%, 01/13/10 (a)(b)(c)(g)	24,000	23,999
0.21%, 01/13/10 (a)(b)(c)(g)	17,112	17,111
0.18%, 01/15/10 (a)(b)(c)(g)	32,000	31,998
0.20%, 02/03/10 (a)(b)(c)(g)	17,000	16,997
0.18%, 02/16/10 (a)(b)(c)(g)	35,000	34,992
0.18%, 02/19/10 (a)(b)(c)(g)	40,000	39,990
0.18%, 03/02/10 (a)(b)(c)(g)	80,000	79,976
0.18%, 03/03/10 (a)(b)(c)(g)	28,148	28,139
0.18%, 03/08/10 (a)(b)(c)(g)	58,000	57,981
0.16%, 03/10/10 (a)(b)(c)(g)	19,000	18,994
0.18%, 03/10/10 (a)(b)(c)(g)	108,071	108,034
0.18%, 03/11/10 (a)(b)(c)(g)	33,056	33,045
0.18%, 03/12/10 (a)(b)(c)(g)	73,329	73,303
Sumitomo Mitsui Banking Corp.
0.22%, 03/03/10 (c)	25,000	24,991
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	157,000	156,430
Thunder Bay Funding, L.L.C.
0.17%, 01/08/10 (a)(b)(c)	30,000	29,999
0.17%, 01/12/10 (a)(b)(c)	43,058	43,056
0.20%, 01/12/10 (a)(b)(c)	20,151	20,150
0.19%, 02/08/10 (a)(b)(c)	18,000	17,996
0.18%, 02/09/10 (a)(b)(c)	40,000	39,992
0.19%, 02/16/10 (a)(b)(c)	22,708	22,702
UniCredit Delaware, Inc.
0.41%, 02/23/10 (a)(c)	105,000	104,937
0.41%, 04/23/10 (a)(c)	88,000	87,888
Variable Funding Capital Corp.
0.16%, 01/21/10 (a)(b)(c)	29,000	28,997
Westpac Securities NZ Ltd.
0.22%, 02/19/10 (a)(c)	12,000	11,996
Yorktown Capital, L.L.C.
0.45%, 01/22/10 (a)(b)(c)	8,000	7,998
0.20%, 02/17/10 (a)(b)(c)	11,579	11,576

		8,183,579

Bank Notes 3.4%
Bank of America, N.A.
0.42%, 03/22/10	420,000	420,000
0.35%, 04/23/10	123,000	123,000
0.33%, 06/01/10	37,000	37,000
0.33%, 06/04/10	235,000	235,000
Chase Bank (USA), N.A.
0.17%, 01/06/10	49,000	49,000
0.16%, 01/08/10	244,000	244,000

		1,108,000

Certificates of Deposit 36.5%
Australia & New Zealand Banking Group Ltd.
0.45%, 01/08/10	119,000	119,000
Banco Bilbao Vizcaya Argentaria S.A.
0.29%, 02/26/10	150,000	150,000
0.29%, 03/02/10	69,000	69,000
0.27%, 04/12/10	201,000	200,992
Bank of America, N.A.
0.63%, 02/08/10	43,000	43,000
0.63%, 02/09/10	240,000	240,000
0.60%, 02/17/10	75,000	75,000
0.62%, 02/18/10	60,000	60,000
0.49%, 03/04/10	122,000	122,000
Bank of Ireland
0.35%, 01/06/10	137,000	137,000
Bank of Nova Scotia
0.25%, 02/12/10	77,000	77,000
0.19%, 03/09/10	120,000	120,000
0.33%, 03/17/10	19,000	19,000
0.18%, 03/29/10	268,000	268,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.67%, 01/11/10	100,000	100,000
0.85%, 05/11/10	34,000	34,000
0.82%, 05/12/10	38,000	38,000
0.78%, 05/18/10	171,000	171,000
0.80%, 10/22/10	69,000	69,000

See financial notes 27

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Barclays Bank PLC
0.68%, 02/11/10	126,000	126,000
0.87%, 12/10/10	135,000	135,000
0.82%, 12/20/10	69,000	69,000
BNP Paribas
0.46%, 01/14/10	200,000	200,000
0.45%, 01/15/10	200,000	200,000
0.46%, 01/22/10	76,000	76,000
0.42%, 01/28/10	350,000	350,000
0.42%, 02/01/10	18,000	18,000
0.39%, 02/18/10	415,000	415,000
0.38%, 02/19/10	10,000	10,000
0.36%, 03/04/10	20,000	20,000
0.34%, 03/15/10	195,000	195,000
0.31%, 04/07/10	8,000	8,000
Citibank, N.A.
0.24%, 01/22/10	21,000	21,000
0.23%, 01/25/10	200,000	200,000
0.22%, 02/17/10	208,000	208,000
0.22%, 02/19/10	212,000	212,000
0.21%, 02/22/10	210,000	210,000
Commonwealth Bank of Australia
0.38%, 02/05/10	195,000	195,000
Credit Agricole S.A.
0.34%, 04/01/10	115,000	115,000
0.30%, 04/12/10	200,000	200,000
0.42%, 09/08/10	91,000	91,000
0.41%, 09/15/10	96,000	96,000
Credit Suisse
0.65%, 10/25/10	103,000	103,000
Deutsche Bank AG
0.17%, 01/28/10	40,000	40,000
0.20%, 02/03/10	209,000	209,000
0.20%, 02/04/10	210,000	210,000
DnB NOR Bank ASA
0.30%, 01/14/10	66,000	66,000
0.18%, 01/20/10	71,000	71,000
0.30%, 06/30/10	40,000	40,000
HSBC Bank PLC
0.33%, 03/16/10	30,000	30,000
ING Bank N.V.
0.35%, 04/01/10	100,000	100,000
0.29%, 04/07/10	70,000	70,000
Intesa Sanpaolo
0.17%, 01/08/10	118,000	118,000
0.21%, 01/19/10	92,000	92,000
0.16%, 01/28/10	47,000	47,000
0.33%, 03/23/10	110,000	110,000
0.30%, 04/13/10	60,000	60,000
0.30%, 04/20/10	50,000	50,000
0.30%, 04/27/10	64,000	64,000
Lloyds TSB Bank PLC
0.69%, 03/01/10	291,000	291,000
0.64%, 03/09/10	230,000	230,000
0.64%, 03/10/10	50,000	50,000
0.66%, 03/24/10	16,000	16,000
0.95%, 12/17/10	103,000	103,000
Mitsubishi UFJ Trust & Banking Corp.
0.64%, 01/19/10	183,000	183,000
0.62%, 01/22/10	90,000	90,000
Mizuho Corporate Bank Ltd.
0.20%, 01/19/10	70,000	70,000
0.24%, 02/12/10	100,000	100,000
0.30%, 05/17/10	123,000	123,000
0.30%, 05/24/10	45,000	45,000
National Australia Bank Ltd.
0.48%, 01/04/10	48,000	48,000
0.50%, 01/04/10	8,000	8,000
0.52%, 01/07/10	186,000	186,000
0.40%, 02/16/10	23,000	23,000
Nordea Bank Finland PLC
0.17%, 01/21/10	95,000	95,000
Rabobank Nederland
1.11%, 05/03/10	128,000	128,000
1.00%, 06/14/10	380,000	380,000
0.55%, 09/08/10	138,000	138,000
0.52%, 09/14/10	285,000	285,000
Royal Bank of Scotland PLC
0.93%, 03/08/10	405,000	405,000
0.98%, 08/11/10	125,000	125,000
0.93%, 12/17/10	104,000	104,000
Societe Generale
0.37%, 01/05/10	200,000	200,000
0.26%, 04/01/10	120,000	120,000
0.51%, 06/16/10	45,000	45,000
State Street Bank & Trust Co., N.A.
0.21%, 01/06/10	65,000	65,000
0.21%, 01/14/10	46,000	46,000
Sumitomo Trust & Banking Co.
0.40%, 04/27/10	40,000	40,001
0.32%, 06/04/10	34,000	34,000
0.63%, 06/16/10	35,000	35,000
0.52%, 08/10/10	63,000	63,002
Svenska Handelsbanken AB
0.17%, 01/21/10	20,000	20,000
0.17%, 01/22/10	157,000	157,000
0.40%, 01/29/10	45,000	45,001
Toronto Dominion Bank
0.90%, 06/11/10	135,000	135,000
0.50%, 06/15/10	40,000	40,000
UBS AG
0.27%, 03/02/10	218,000	218,000
0.99%, 12/17/10	70,000	70,000
UniCredit S.p.A.
0.33%, 01/06/10	91,000	91,000
0.33%, 01/08/10	50,000	50,000
Union Bank, N.A.
0.20%, 01/19/10	25,000	25,000
0.27%, 01/27/10	50,000	50,000
0.22%, 03/03/10	63,000	63,000
Westpac Banking Corp.
0.51%, 01/04/10	19,000	19,000
0.48%, 01/06/10	69,000	69,000

		11,887,996

Fixed-Rate Coupon Notes 5.2%
Federal Home Loan Bank
0.53%, 02/04/10	300,000	299,999
0.13%, 03/02/10	55,060	55,140
0.13%, 03/09/10	40,000	40,068
0.55%, 06/01/10	185,000	184,957
0.56%, 06/01/10	50,000	49,988
0.55%, 06/03/10	500,000	499,964

28 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.56%, 06/04/10	150,000	149,989
0.53%, 08/05/10	62,855	62,864
0.53%, 08/27/10	115,000	115,634
0.53%, 10/19/10	100,000	99,979
0.51%, 10/25/10	154,000	153,967

		1,712,549

Fixed-Rate Discount Notes 3.8%
Fannie Mae
0.07%, 02/01/10	439,000	438,974
0.07%, 02/04/10	170,000	169,989
0.12%, 03/17/10	70,000	69,982
0.12%, 03/24/10	35,602	35,592
Federal Home Loan Bank
0.06%, 02/19/10	338,000	337,972
0.07%, 02/19/10	117,000	116,989
0.12%, 03/19/10	40,000	39,990
Freddie Mac
0.12%, 03/22/10	9,200	9,198
0.10%, 04/01/10	16,000	15,996

		1,234,682

Promissory Note 0.5%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (d)	30,000	30,000
0.95%, 11/04/10 (d)	143,000	143,000

		173,000

Time Deposits 3.6%
Bank of Ireland
0.25%, 01/04/10	140,000	140,000
Citibank, N.A.
0.09%, 01/04/10	195,000	195,000
JPMorgan Chase Bank, N.A.
0.06%, 01/04/10	445,000	445,000
Royal Bank of Canada
0.02%, 01/04/10	395,000	395,000

		1,175,000

Total Fixed-Rate Obligations (Cost $25,474,806)		25,474,806

Variable-Rate Obligations 12.4% of net assets

Abbey National Treasury Services PLC
0.23%, 01/13/10 (a)	147,000	147,011
Bank of America, N.A.
0.66%, 01/22/11	149,000	149,000
Bank of America, N.A., (FDIC Insured)
0.23%, 02/05/10 (a)(e)	115,000	115,000
Barclays Bank PLC
0.61%, 01/13/10	125,000	125,000
Citigroup Funding, Inc.
1.33%, 02/08/10 (a)	30,000	30,058
Commonwealth Bank of Australia
0.28%, 01/11/10 (c)	40,000	40,000
0.28%, 01/27/10 (c)	50,000	50,000
Fannie Mae
0.17%, 01/13/10	540,000	539,911
0.23%, 02/05/10	250,000	249,946
Federal Home Loan Bank
0.00%, 01/05/10	150,000	150,000
0.19%, 01/13/10	240,000	239,981
Freddie Mac
0.08%, 01/11/10	350,000	350,000
0.18%, 01/14/10	430,000	430,156
JPMorgan Chase Bank, N.A.
0.23%, 01/21/10	500,000	500,000
New Jersey Economic Development Authority
0.45%, 01/02/10 (a)	2,100	2,100
Rabobank Nederland
0.23%, 01/05/10	155,000	155,000
0.40%, 01/14/10	190,000	190,000
0.35%, 03/29/10	75,000	75,000
Royal Bank of Canada
0.23%, 01/04/10	75,000	75,000
Societe Generale
0.28%, 01/25/10	65,000	65,000
Sumitomo Mitsui Banking Corp.
0.16%, 02/05/10	80,000	80,000
Toronto Dominion Bank
0.23%, 01/11/10	280,000	280,000

Total Variable-Rate Obligations (Cost $4,038,163)		4,038,163

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 9.6% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(f)	6,358	6,358

Repurchase Agreements 9.6%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $206,000
0.01%, issued 12/31/09, due 01/04/10	200,000	200,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $208,000
0.10%, issued 12/08/09, due 01/07/10	200,017	200,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $285,959
0.10%, issued 12/14/09, due 01/07/10	275,018	275,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $171,600
0.10%, issued 12/14/09, due 01/07/10	165,011	165,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $209,678
0.10%, issued 12/18/09, due 01/07/10	200,012	200,000

See financial notes 29

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $27,771
0.01%, issued 12/31/09, due 01/04/10	27,226	27,226
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $84,240
0.02%, issued 12/31/09, due 01/04/10	81,000	81,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $338,000
0.11%, issued 12/04/09, due 01/04/10	325,031	325,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $93,600
0.10%, issued 12/07/09, due 01/05/10	90,007	90,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $364,000
0.10%, issued 12/17/09, due 01/07/10	350,021	350,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of 364,000
0.10%, issued 12/17/09, due 01/07/10	350,020	350,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $887,250
0.01%, issued 12/31/09, due 01/04/10	845,001	845,000

Total Other Investments (Cost $3,114,584)		3,114,584

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $32,627,553.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,224,587 or 19.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $179,358 or 0.6% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

30 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$32,627,553
Receivables:
Investments sold		200
Fund shares sold		74,445
Interest		23,944
Prepaid expenses	+	623

Total assets		32,726,765

Liabilities
Payables:
Investment adviser and administrator fees		622
Shareholder services fees to affiliate		257
Fund shares redeemed		119,455
Distributions to shareholders		178
Accrued expenses	+	918

Total liabilities		121,430

Net Assets
Total assets		32,726,765
Total liabilities	−	121,430

Net assets		$32,605,335
Net Assets by Source
Capital received from investors		32,668,139
Net realized capital losses		(62,804)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$23,241,977		23,286,820		$1.00
Select Shares	$4,091,197		4,098,761		$1.00
Institutional Shares	$3,087,424		3,092,911		$1.00
Institutional Prime Shares	$2,184,737		2,187,648		$1.00

See financial notes 31

 Schwab Value Advantage Money Fund

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$305,865

Net Realized Gains and Losses
Net realized losses on investments		(62,804)

Expenses
Investment adviser and administrator fees		124,683
Transfer agent and shareholder service fees:
Investor Shares		79,337
Select Shares		8,165
Institutional Shares		1,601
Institutional Prime Shares		472
Temporary Guarantee Program expense (Note 4)		16,120
Custodian fees		1,372
Registration fees		1,302
Portfolio accounting fees		906
Shareholder reports		310
Professional fees		272
Trustees’ fees		144
Other expenses	+	1,132

Total expenses		235,816
Expense reduction by adviser and Schwab	−	62,468

Net expenses		173,348

Increase (Decrease) in Net Assets from Operations
Total investment income		305,865
Net expenses	−	173,348

Net investment income		132,517
Net realized losses	+	(62,804)

Increase in net assets from operations		$69,713

32 See financial notes

 Schwab Value Advantage Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$132,517	$1,557,855
Net realized gains (losses)	+	(62,804)	2,859

Increase in net assets from operations		69,713	1,560,714

Distributions to Shareholders
Distributions from net investment income
Investor Shares		87,260	1,127,998
Select Shares		19,024	202,098
Institutional Shares		16,858	140,287
Institutional Prime Shares	+	10,026	87,472

Total distributions from net investment income		133,168	1,557,855

Transactions in Fund Shares*
Shares Sold
Investor Shares		13,891,278	45,298,750
Select Shares		3,892,078	10,168,956
Institutional Shares		3,624,570	8,629,589
Institutional Prime Shares	+	2,875,063	10,863,507

Total shares sold		24,282,989	74,960,802

Shares Reinvested
Investor Shares		78,252	1,010,043
Select Shares		17,126	180,379
Institutional Shares		14,701	120,800
Institutional Prime Shares	+	8,323	69,461

Total shares reinvested		118,402	1,380,683

Shares Redeemed
Investor Shares		(28,365,829)	(51,874,148)
Select Shares		(5,940,471)	(11,672,760)
Institutional Shares		(5,010,039)	(9,034,259)
Institutional Prime Shares	+	(3,171,663)	(12,692,105)

Total shares redeemed		(42,488,002)	(85,273,272)

Net transactions in fund shares		(18,086,611)	(8,931,787)

Net Assets
Beginning of period		50,755,401	59,684,329
Total decrease	+	(18,150,066)	(8,928,928)

End of period		$32,605,335	$50,755,401

Net investment income not yet distributed		$—	$651

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 33

 Schwab Taxable Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

34

 Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 35

 Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

36

 Schwab Taxable Money Funds

Financial Notes (continued)

3. Risk factors (continued):

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The Program expired on September 18, 2009. All Schwab money market funds (with the exception of Schwab Government Money Fund and Schwab U.S. Treasury Money Fund), with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and the Schwab Value Advantage Money Fund paid $1,118, $2,396 and $5,672, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Schwab Value Advantage Money Fund paid $1,677 to participate in the Program Extensions, which covered the period December 19, 2008 through September 18, 2009, and the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund paid $1,797 and $8,508, respectively, to participate in the first Program Extension, which covered the period December 19, 2008 through April 30, 2009. The cost of participating in the Program and Program Extensions was borne by each participating fund and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pay Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to funds’ shareholders holding shares of the funds through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets as follows:

Shareholder Service Fees

Schwab Government Money Fund	0.40%
Schwab U.S. Treasury Money Fund	0.40%
Schwab Value Advantage Money Fund
Investor Shares	0.25%
Select Shares	0.15%
Institutional Shares	0.04%
Institutional Prime Shares	0.02%

 37

 Schwab Taxable Money Funds

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Schwab Government Money Fund	0.20%	0.20%
Schwab U.S. Treasury Money Fund	0.20%	0.20%
Schwab Value Advantage Money Fund
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.10%
Institutional Shares	0.01%	0.03%
Institutional Prime Shares	0.01%	0.01%

Contractual Expense Limitation

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit total annual fund operating expenses, excluding interest, taxes, costs of participating in the U.S. Treasury Temporary Guarantee Program, and certain non-routine expenses, as follows:

Schwab Government Money Fund*	0.75%
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%

*	CSIM and Schwab have agreed to limit the fund’s or fund share class’ expenses as described above for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the fund’s Board of Trustees.
**	CSIM and Schwab have agreed to limit this share class’s expenses as described above through April 29, 2011.

In addition, effective January 1, 2009 through December 31, 2010, CSIM and Schwab agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of the funds’ net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. Schwab and the investment adviser may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by a fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. As of December 31, 2009, the balance of the recoupable expenses is as follows:

	Schwab	Schwab	Schwab
	Government	U.S. Treasury	Value Advantage
Expiration Date	Money Fund	Money Fund	Money Fund

December 31, 2012	$32,002	$53,048	$6,437

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

38

 Schwab Taxable Money Funds

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2009, each fund’s aggregate security transactions with other Schwab Funds were as follows:

Schwab Government Money Fund	$46,296
Schwab U.S. Treasury Money Fund	—
Schwab Value Advantage Money Fund	200,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brother Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the uncommitted line of credit.

There was no borrowing from the lines of credit for the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab	Schwab
	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Undistributed net investment income	$1	$7	$—

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab
	Government	U.S. Treasury	Value Advantage
Expiration Date	Money Fund	Money Fund	Money Fund

December 31, 2017	$—	$—	$62,804
Total	$—	$—	$62,804

 39

 Schwab Taxable Money Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2009, the funds had deferred realized net capital losses and capital losses utilized as follows:

	Schwab	Schwab	Schwab
	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Deferred capital losses	$—	$—	$—
Capital losses utilized	—	133	—
Capital losses expired	—	—	—

The tax-basis components of distributions during the current and prior period were:

	Schwab	Schwab	Schwab
	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Current period distributions
Ordinary income	$14,595	$3,372	$133,168

Prior period distributions
Ordinary income	$196,608	$193,243	$1,557,855

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, the funds made the following reclassifications:

	Schwab	Schwab	Schwab
	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Capital shares	$—	$—	$—
Undistributed net investment income	1	7	—
Net realized capital gains and losses	(1)	(7)	—

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

40

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Value Advantage Money Fund (three of the portfolios constituting Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

 41

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	167,980,932,203.89	9,759,702,512.60	94.51%
Walter W. Bettinger, II	169,473,571,327.92	8,267,063,388.57	95.35%
Mariann Byerwalter	169,937,016,287.95	7,803,618,428.54	95.61%
John F. Cogan	170,662,820,803.72	7,077,813,912.77	96.02%
William A. Hasler	169,192,884,471.18	8,547,750,245.31	95.19%
Gerald B. Smith	170,117,528,534.11	7,623,106,182.38	95.71%
Donald R. Stephens	170,431,060,392.66	7,309,574,323.83	95.89%
Joseph H. Wender	169,811,426,468.85	7,929,208,247.64	95.54%
Michael W. Wilsey	169,819,526,309.55	7,921,108,406.94	95.54%

42

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals) ; Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1–Director, Mission West Properties Board 2–Director, TOUSA Board 3–Director, Harris-Stratex Networks Board 4–Director, Globalstar, Inc. Board 5–Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1–Lead Independent Director, Board of Cooper Industries Board 2–Director and Chairman of the Audit Committee of Oneok Partners LP Board 3–Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1–Director and Chairman of the Audit Committee, Isis Pharmaceuticals

 43

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served1)	Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

44

 Officers of the Trust

Name, Year of Birth, and Position(s)	Principal Occupations
with the trust; (Terms of office, and	During the Past Five
length of Time Served3)	Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 45

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (Effective Maturity Date). For those securities with a maturity-shortening provision, including variable-rate demand securities, the maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1—0.25%] = 6.0%).

46

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity or the Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 47

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control)

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

48

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31360-05

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Mr. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees
2009: $431,016     2008: $420,235
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2009: $32,712     2008: $31,454
Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2009: $37,207     2008: $35,776
Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2009: $6,061     2008: $5,714

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2009: $79,078     2008: $72,944
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Charles Schwab Family of Funds

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: February 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: February 9, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: February 9, 2010